UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


 Investment Company Act file number                  811-08251
                                                    --------------------------

                   Principal International SmallCap Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)                      (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                  -------------------

Date of fiscal year end:           October 31, 2005
                                   ---------------------------

Date of reporting period:          April 30, 2005
                                   ---------------------------

ITEM 1 - REPORT TO STOCKHOLDERS


                               TABLE OF CONTENTS
                                                                      PAGE
Shareholder Expense Example.............................................2
Financial Statements and Highlights
 Statements of Assets and Liabilities................................... 6
 Statements of Operations...............................................17
 Statements of Changes in Net Assets....................................28
 Notes to Financial Statements..........................................39
 Schedules of Investments
  Balanced Fund.........................................................51
  Bond Fund.............................................................70
  Capital Value Fund....................................................81
  Cash Management Fund..................................................84
  Equity Income Fund....................................................87
  Government Securities Income Fund.....................................91
  Growth Fund...........................................................94
  International Emerging Markets Fund...................................96
  International Fund....................................................100
  International SmallCap Fund...........................................109
  LargeCap Stock Index Fund.............................................114
  Limited Term Bond Fund................................................123
  MidCap Fund...........................................................133
  Partners Blue Chip Fund...............................................136
  Partners Equity Growth Fund...........................................140
  Partners LargeCap Blend Fund..........................................142
  Partners LargeCap Value Fund..........................................148
  Partners MidCap Growth Fund...........................................151
  Partners SmallCap Growth Fund.........................................154
  Real Estate Securities Fund...........................................159
  SmallCap Fund.........................................................160
  Tax-Exempt Bond Fund..................................................164
 Financial Highlights...................................................168
Fund Directors..........................................................190

                          SHAREHOLDER EXPENSE EXAMPLE
                             PRINCIPAL MUTUAL FUNDS

                                 APRIL 30, 2005
 -------------------------------------------------------------------------------
As a shareholder of the Principal Mutual Funds, you incur two types of costs:
(1) transaction costs, including sales charges on purchase payments; contingent deferred sales charges; and under certain limited circumstances redemption fees or exchange fees; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Mutual Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).


    ACTUAL EXPENSES

    The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.


    HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Mutual Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                             EXPENSES PAID
                            BEGINNING          ENDING        DURING PERIOD
                          ACCOUNT VALUE    ACCOUNT VALUE    NOVEMBER 1, 2004     ANNUALIZED
                         NOVEMBER 1, 2004  APRIL 30, 2005  TO APRIL 30, 2005*   EXPENSE RATIO
                         ----------------  --------------  ------------------  ---------------

 Principal Balanced
 Fund, Inc. Class A
   Actual                   $1,000.00        $1,033.90           $ 6.71             1.33%
   Hypothetical              1,000.00         1,018.12             6.68             1.33
 Principal Balanced
 Fund, Inc. Class B
   Actual                    1,000.00         1,030.10            10.67             2.12
   Hypothetical              1,000.00         1,014.15            10.64             2.12
 Principal Bond Fund,
 Inc. Class A
   Actual                    1,000.00         1,008.90             5.03             1.01
   Hypothetical              1,000.00         1,019.72             5.07             1.01
 Principal Bond Fund,
 Inc. Class B
   Actual                    1,000.00         1,005.70             8.16             1.64
   Hypothetical              1,000.00         1,016.56             8.23             1.64
 Principal Capital
 Value Fund, Inc. Class
 A
   Actual                    1,000.00         1,060.40             5.16             1.01
   Hypothetical              1,000.00         1,019.72             5.07             1.01
 Principal Capital
 Value Fund, Inc. Class
 B
   Actual                    1,000.00         1,057.90             7.86             1.54
   Hypothetical              1,000.00         1,017.06             7.73             1.54


 Principal Cash
 Management Fund, Inc.
 Class A
   Actual                   $1,000.00        $1,008.60           $ 3.54             0.71%
   Hypothetical              1,000.00         1,021.23             3.56             0.71
 Principal Cash
 Management Fund, Inc.
 Class B
   Actual                    1,000.00         1,006.50             5.57             1.12
   Hypothetical              1,000.00         1,019.17             5.62             1.12
 Principal Equity
 Income Fund, Inc.
 Class A
   Actual                    1,000.00         1,085.40             6.72             1.30
   Hypothetical              1,000.00         1,018.27             6.53             1.30
 Principal Equity
 Income Fund, Inc.
 Class B
   Actual                    1,000.00         1,080.60            10.83             2.10
   Hypothetical              1,000.00         1,014.25            10.54             2.10
 Principal Government
 Securities Income
 Fund, Inc. Class A
   Actual                    1,000.00         1,007.60             4.48             0.90
   Hypothetical              1,000.00         1,020.28             4.52             0.90
 Principal Government
 Securities Income
 Fund, Inc. Class B
   Actual                    1,000.00         1,004.60             8.35             1.68
   Hypothetical              1,000.00         1,016.36             8.43             1.68
 Principal Growth Fund,
 Inc. Class A
   Actual                    1,000.00         1,039.90             6.17             1.22
   Hypothetical              1,000.00         1,018.67             6.12             1.22
 Principal Growth Fund,
 Inc. Class B
   Actual                    1,000.00         1,036.20            10.45             2.07
   Hypothetical              1,000.00         1,014.40            10.39             2.07
 Principal
 International Emerging
 Markets Fund, Inc.
 Class A
   Actual                    1,000.00         1,153.90            12.82             2.40
   Hypothetical              1,000.00         1,012.75            12.05             2.40
 Principal
 International Emerging
 Markets Fund, Inc.
 Class B
   Actual                    1,000.00         1,151.60            16.38             3.07
   Hypothetical              1,000.00         1,009.38            15.41             3.07
 Principal
 International Fund,
 Inc. Class A
   Actual                    1,000.00         1,105.20             7.83             1.50
   Hypothetical              1,000.00         1,017.26             7.53             1.50
 Principal
 International Fund,
 Inc. Class B
   Actual                    1,000.00         1,102.50             9.70             1.86
   Hypothetical              1,000.00         1,015.46             9.34             1.86
 Principal
 International SmallCap
 Fund, Inc. Class A
   Actual                    1,000.00         1,132.30            10.57             2.00
   Hypothetical              1,000.00         1,014.75            10.04             2.00
 Principal
 International SmallCap
 Fund, Inc. Class B
   Actual                    1,000.00         1,128.10            14.51             2.75
   Hypothetical              1,000.00         1,010.99            13.81             2.75
 Principal LargeCap
 Stock Index Fund, Inc.
 Class A
   Actual                    1,000.00         1,028.20             4.53             0.90
   Hypothetical              1,000.00         1,020.28             4.52             0.90
 Principal Limited Term
 Bond Fund, Inc. Class
 A
   Actual                    1,000.00         1,002.30             4.27             0.86
   Hypothetical              1,000.00         1,020.48             4.32             0.86
 Principal MidCap Fund,
 Inc. Class A
   Actual                    1,000.00         1,040.30             5.16             1.02
   Hypothetical              1,000.00         1,019.67             5.12             1.02


 Principal MidCap Fund,
 Inc. Class B
   Actual                   $1,000.00        $1,039.40           $ 6.52             1.29%
   Hypothetical              1,000.00         1,018.32             6.48             1.29
 Principal Partners
 Blue Chip Fund, Inc.
 Class A
   Actual                    1,000.00         1,030.90             6.70             1.33
   Hypothetical              1,000.00         1,018.12             6.68             1.33
 Principal Partners
 Blue Chip Fund, Inc.
 Class B
   Actual                    1,000.00         1,026.10            10.75             2.14
   Hypothetical              1,000.00         1,014.05            10.74             2.14
 Principal Partners
 Equity Growth Fund,
 Inc. Class A
   Actual                    1,000.00         1,000.00             8.13             1.64
   Hypothetical              1,000.00         1,016.56             8.23             1.64
 Principal Partners
 Equity Growth Fund,
 Inc. Class B
   Actual                    1,000.00           997.10            11.83             2.39
   Hypothetical              1,000.00         1,012.80            12.00             2.39
 Principal Partners
 LargeCap Blend Fund,
 Inc. Class A
   Actual                    1,000.00         1,029.60             7.30             1.45
   Hypothetical              1,000.00         1,017.51             7.28             1.45
 Principal Partners
 LargeCap Blend Fund,
 Inc. Class B
   Actual                    1,000.00         1,025.50            11.05             2.20
   Hypothetical              1,000.00         1,013.75            11.04             2.20
 Principal Partners
 LargeCap Value Fund,
 Inc. Class A
   Actual                    1,000.00         1,046.30             7.36             1.45
   Hypothetical              1,000.00         1,017.51             7.28             1.45
 Principal Partners
 LargeCap Value Fund,
 Inc. Class B
   Actual                    1,000.00         1,041.90            11.14             2.20
   Hypothetical              1,000.00         1,013.75            11.04             2.20
 Principal Partners
 MidCap Growth Fund,
 Inc. Class A
   Actual                    1,000.00         1,035.00             8.83             1.75
   Hypothetical              1,000.00         1,016.01             8.79             1.75
 Principal Partners
 MidCap Growth Fund,
 Inc. Class B
   Actual                    1,000.00         1,031.90            12.59             2.50
   Hypothetical              1,000.00         1,012.24            12.55             2.50
 Principal Partners
 SmallCap Growth Fund,
 Inc. Class A
   Actual                    1,000.00         1,005.40             9.70             1.95
   Hypothetical              1,000.00         1,015.00             9.79             1.95
 Principal Partners
 SmallCap Growth Fund,
 Inc. Class B
   Actual                    1,000.00         1,001.90            13.40             2.70
   Hypothetical              1,000.00         1,011.24            13.56             2.70
 Principal Real Estate
 Securities Fund, Inc.
 Class A
   Actual                    1,000.00         1,084.30             8.32             1.61
   Hypothetical              1,000.00         1,016.71             8.08             1.61
 Principal Real Estate
 Securities Fund, Inc.
 Class B
   Actual                    1,000.00         1,079.70            12.07             2.34
   Hypothetical              1,000.00         1,013.05            11.75             2.34
 Principal SmallCap
 Fund, Inc. Class A
   Actual                    1,000.00         1,048.00             8.28             1.63
   Hypothetical              1,000.00         1,016.61             8.18             1.63
 Principal SmallCap
 Fund, Inc. Class B
   Actual                    1,000.00         1,044.90            11.92             2.35
   Hypothetical              1,000.00         1,013.00            11.80             2.35


 Principal Tax-Exempt
 Bond Fund, Inc. Class
 A
   Actual                   $1,000.00        $1,012.80           $ 3.94             0.79%
   Hypothetical              1,000.00         1,020.83             3.97             0.79
 Principal Tax-Exempt
 Bond Fund, Inc. Class
 B
   Actual                    1,000.00         1,010.60             6.03             1.21
   Hypothetical              1,000.00         1,018.72             6.07             1.21

 -------------------------------------------------------------------------------
*Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 PRINCIPAL         PRINCIPAL
                                                 BALANCED            BOND
                                                FUND, INC.        FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .........   $104,640,029       $228,304,747
                                              ============       ============
ASSETS
Investment in securities--at value.........   $106,239,482/(c)/  $230,901,871
Cash.......................................        313,372            798,741
Receivables:
 Capital Shares sold.......................         43,545            646,056
 Dividends and interest....................        451,499          2,047,286
 Investment securities sold................      2,163,544         14,615,731
 Litigation................................         66,339             78,615
 Unrealized gain on swap agreements........             --             95,351
Other assets...............................          5,462              8,396
Prepaid directors' expenses................            623                781
                                              ------------       ------------
                               Total Assets    109,283,866        249,192,828
LIABILITIES
Accrued management and investment advisory
 fees......................................          8,376             13,336
Accrued distribution fees..................          4,215              7,819
Accrued transfer and administrative fees...         46,153             58,401
Accrued other expenses.....................         74,456             75,890
Payables:
 Capital Shares reacquired.................         58,290            202,335
 Dividends payable.........................             --            806,080
 Investment securities purchased...........      6,921,800         42,459,688
 Unrealized loss on swap agreements........             --                681
Collateral obligation on securities loaned,
 at value..................................        177,500                 --
                                              ------------       ------------
                          Total Liabilities      7,290,790         43,624,230
                                              ------------       ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES   $101,993,076       $205,568,598
                                              ============       ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital...........................   $109,267,539       $214,260,194
Accumulated undistributed (overdistributed)
 net investment income (operating loss)....         28,126           (798,075)
Accumulated undistributed (overdistributed)
 net realized gain (loss)..................     (8,902,042)       (10,585,315)
Net unrealized appreciation (depreciation)
 of investments............................      1,599,453          2,691,794
                                              ------------       ------------
                           Total Net Assets   $101,993,076       $205,568,598
                                              ============       ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..........................    100,000,000        200,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets........................   $ 86,630,372       $175,099,189
  Shares issued and outstanding............      6,722,992         15,952,632
  Net asset value per share................   $      12.89       $      10.98
  Maximum offering price per share /(a)/ ..   $      13.68       $      11.53
                                              ============       ============

Class B: Net Assets........................   $ 15,362,704       $ 30,469,409
  Shares issued and outstanding............      1,199,225          2,775,859
  Net asset value per share /(b)/ .........   $      12.81       $      10.98
                                              ============       ============


/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value for Principal Balanced Fund, Inc. and 4.75% of the offering price or 4.99% of the net asset value for Principal Bond Fund, Inc.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 PRINCIPAL        PRINCIPAL
                                               CAPITAL VALUE   CASH MANAGEMENT
                                                FUND, INC.       FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ...........  $305,952,252    $  336,396,848
                                               ============    ==============
ASSETS
Investment in securities--at value...........  $330,171,030    $  336,396,848
Cash.........................................        10,000            11,681
Receivables:
 Capital Shares sold.........................        12,211            18,147
 Dividends and interest......................       448,483           166,161
 Investment securities sold..................       555,820                --
 Variation margin on futures contracts.......        45,650                --
Other assets.................................        30,572            28,300
Prepaid directors' expenses..................         1,337             1,973
                                               ------------    --------------
                                 Total Assets   331,275,103       336,623,110
LIABILITIES
Accrued management and investment advisory
 fees........................................        26,632            20,612
Accrued distribution fees....................         7,362                99
Accrued transfer and administrative fees.....        90,639            96,511
Accrued other expenses.......................       121,253           132,259
Payables:
 Capital Shares reacquired...................       160,342         1,505,543
                                               ------------    --------------
                            Total Liabilities       406,228         1,755,024
                                               ------------    --------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES .  $330,868,875    $  334,868,086
                                               ============    ==============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital  $296,499,348    $  334,868,086
Accumulated undistributed (overdistributed)
 net investment income (operating loss)......     1,170,283                --
Accumulated undistributed (overdistributed)
 net realized gain (loss)....................     9,075,566                --
Net unrealized appreciation (depreciation) of
 investments.................................    24,123,678                --
                                               ------------    --------------
                             Total Net Assets  $330,868,875    $  334,868,086
                                               ============    ==============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized............................   100,000,000     2,000,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets..........................  $304,081,265    $  330,901,651
  Shares issued and outstanding..............    12,279,727       330,901,651
  Net asset value per share..................  $      24.76    $        1.000
  Maximum offering price per share /(a)/ ....  $      26.27    $        1.000
                                               ============    ==============

Class B: Net Assets..........................  $ 26,787,610    $    3,966,435
  Shares issued and outstanding..............     1,088,316         3,966,435
  Net asset value per share /(b)/ ...........  $      24.61    $        1.000
                                               ============    ==============

/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value for Principal Capital Value Fund, Inc. No front-end sales charge applies to Principal Cash Management Fund, Inc.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                           PRINCIPAL           PRINCIPAL
                                         EQUITY INCOME   GOVERNMENT SECURITIES
                                          FUND, INC.       INCOME FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .....  $ 87,713,751        $413,769,354
                                         ============        ============
ASSETS
Investment in securities--at value.....  $ 93,019,717        $415,265,701
Cash...................................       481,837              18,470
Receivables:
 Capital Shares sold...................         7,485             664,916
 Dividends and interest................       407,166           1,453,958
 Expense reimbursement from Manager....           166                  --
 Investment securities sold............            --           5,918,438
Other assets...........................         1,986              20,979
Prepaid directors' expenses............           794               1,323
                                         ------------        ------------
                           Total Assets    93,919,151         423,343,785
LIABILITIES
Accrued management and investment
 advisory fees.........................         7,679              19,093
Accrued distribution fees..............         4,254              14,181
Accrued transfer and administrative
 fees..................................        23,349              66,456
Accrued other expenses.................        31,597              90,371
Payables:
 Capital Shares reacquired.............        28,852             233,550
 Dividends Payable.....................            --             893,239
 Investment securities purchased.......            --         109,852,086
                                         ------------        ------------
                      Total Liabilities        95,731         111,168,976
                                         ------------        ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ...............................  $ 93,823,420        $312,174,809
                                         ============        ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.......................  $108,838,483        $318,082,553
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)...............       272,357               5,638
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)................................   (20,593,630)         (7,409,729)
Net unrealized appreciation
 (depreciation) of investments.........     5,305,966           1,496,347
Net unrealized appreciation
 (depreciation) on translation of
 assets and liabilities in foreign
 currencies............................           244                  --
                                         ------------        ------------
                       Total Net Assets  $ 93,823,420        $312,174,809
                                         ============        ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized......................   100,000,000         125,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets....................  $ 81,049,072        $259,592,656
  Shares issued and outstanding........     7,445,477          23,046,545
  Net asset value per share............  $      10.89        $      11.26
  Maximum offering price per share
 /(a)/ ................................  $      11.55        $      11.82
                                         ============        ============

Class B: Net Assets....................  $ 12,774,348        $ 52,582,153
  Shares issued and outstanding........     1,178,170           4,696,138
  Net asset value per share /(b)/ .....  $      10.84        $      11.20
                                         ============        ============


/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value for Principal Equity Income Fund, Inc. and 4.75% of the offering price or 4.99% of the net asset value for Principal Government Securities Income Fund, Inc.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                         PRINCIPAL            PRINCIPAL
                                           GROWTH       INTERNATIONAL EMERGING
                                         FUND, INC.       MARKETS FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ...  $ 281,621,715       $ 49,359,308
                                       =============       ============
FOREIGN CURRENCY--AT COST ...........  $          --       $    275,117
                                       =============       ============
ASSETS
Investment in securities--at value...  $282,551,124//      $53,237,188/(c)/
Foreign currency--at value...........             --            275,904
Cash.................................          9,361             53,662
Receivables:
 Capital Shares sold.................          6,200              2,111
 Dividends and interest..............        124,500            189,160
 Investment securities sold..........      6,471,828          1,577,980
Other assets.........................         14,552                497
Prepaid directors' expenses..........          1,191                407
                                       -------------       ------------
                         Total Assets    289,178,756         55,336,909
LIABILITIES
Accrued management and investment
 advisory fees.......................         23,575              9,266
Accrued distribution fees............         11,179              2,437
Accrued transfer and administrative
 fees................................        141,662             12,396
Accrued other expenses...............        170,746             71,310
Payables:
 Capital Shares reacquired...........        305,223              9,371
 Investment securities purchased.....        602,529            450,192
Collateral obligation on securities
 loaned, at value....................             --          1,068,543
                                       -------------       ------------
                    Total Liabilities      1,254,914          1,623,515
                                       -------------       ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES .............................  $ 287,923,842       $ 53,713,394
                                       =============       ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.....................  $ 454,886,844       $ 40,700,053
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss).............        702,946             75,328
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)..............................   (168,595,357)         9,058,203
Net unrealized appreciation
 (depreciation) of investments.......        929,409          3,877,880
Net unrealized appreciation
 (depreciation) on translation of
 assets and liabilities in foreign
 currencies..........................             --              1,930
                                       -------------       ------------
                     Total Net Assets  $ 287,923,842       $ 53,713,394
                                       =============       ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized....................    200,000,000        100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets..................  $ 250,482,525       $ 46,017,531
  Shares issued and outstanding......      9,154,320          3,535,967
  Net asset value per share..........  $       27.36       $      13.01
  Maximum offering price per share
 /(a)/ ..............................  $       29.03       $      13.80
                                       =============       ============

Class B: Net Assets..................  $  37,441,317       $  7,695,863
  Shares issued and outstanding......      1,438,336            623,360
  Net asset value per share /(b)/ ...  $       26.03       $      12.35
                                       =============       ============




/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.


See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                           PRINCIPAL            PRINCIPAL
                                         INTERNATIONAL        INTERNATIONAL
                                          FUND, INC.       SMALLCAP FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ...   $268,231,781         $ 71,644,504
                                        ============         ============
FOREIGN CURRENCY--AT COST ...........   $    125,726         $         --
                                        ============         ============
ASSETS
Investment in securities--at value...   $292,107,791/(c)/    $83,613,326/(c)/
Foreign currency--at value...........        126,043                   --
Cash.................................        240,368               20,323
Receivables:
 Capital Shares sold.................         38,732               59,851
 Dividends and interest..............      1,337,621              284,044
 Expense reimbursement from Manager..             --                5,874
 Foreign tax refund..................            378                   --
 Investment securities sold..........      3,920,309              617,584
Other assets.........................          6,039                  816
Prepaid directors' expenses..........          1,627                  607
                                        ------------         ------------
                         Total Assets    297,778,908           84,602,425
LIABILITIES
Accrued management and investment
 advisory fees.......................         29,315               12,034
Accrued distribution fees............          6,072                3,921
Accrued transfer and administrative
 fees................................         84,202               25,540
Accrued other expenses...............        175,485               88,911
Payables:
 Capital Shares reacquired...........        141,607                2,442
 Deferred foreign tax................            291                   --
 Investment securities purchased.....      2,646,593              411,897
Collateral obligation on securities
 loaned, at value....................     44,462,316           11,553,369
                                        ------------         ------------
                    Total Liabilities     47,545,881           12,098,114
                                        ------------         ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES .............................   $250,233,027         $ 72,504,311
                                        ============         ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.....................   $277,400,568         $ 57,707,539
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss).............        997,890              (92,381)
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)..............................    (52,027,099)           2,922,879
Net unrealized appreciation
 (depreciation) of investments.......     23,875,719           11,968,822
Net unrealized appreciation
 (depreciation) on translation of
 assets and liabilities in foreign
 currencies..........................        (14,051)              (2,548)
                                        ------------         ------------
                     Total Net Assets   $250,233,027         $ 72,504,311
                                        ============         ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized....................    325,000,000          100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets..................   $222,630,466         $ 57,240,011
  Shares issued and outstanding......     28,280,119            3,393,408
  Net asset value per share..........   $       7.87         $      16.87
  Maximum offering price per share
 /(a)/ ..............................   $       8.35         $      17.90
                                        ============         ============

Class B: Net Assets..................   $ 27,602,561         $ 15,264,300
  Shares issued and outstanding......      3,568,581              957,348
  Net asset value per share /(b)/ ...   $       7.73         $      15.94
                                        ============         ============


/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
/ /

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                              PRINCIPAL          PRINCIPAL
                                            LARGECAP STOCK      LIMITED TERM
                                           INDEX FUND, INC.   BOND FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Investment in affiliated securities--at
 cost....................................  $     55,309       $         --
Investment in securities--at cost........    72,766,206        134,376,621
                                           ------------       ------------
TOTAL INVESTMENTS--AT COST ..............  $ 72,821,515       $134,376,621
                                           ============       ============
ASSETS
Investment in affiliated securities--at
 value...................................  $     74,135       $         --
Investment in securities--at value.......   69,496,096/(b)/    133,586,741/(b)/
Cash.....................................        10,330             11,808
Receivables:
 Capital Shares sold.....................           642            954,256
 Dividends and interest..................        84,516          1,092,189
 Expense reimbursement from Manager......         2,267                 --
 Investment securities sold..............        42,606            467,944
 Litigation..............................            --            404,842
 Unrealized gain on swap agreements......            --             86,481
 Variation margin on futures contracts...        19,250                 --
Other assets.............................           793              1,189
Prepaid directors' expenses..............           465                839
                                           ------------       ------------
                             Total Assets    69,731,100        136,606,289
LIABILITIES
Accrued management and investment
 advisory fees...........................         3,311              8,761
Accrued distribution fees................         1,419              2,692
Accrued transfer and administrative fees.        17,887             16,087
Accrued other expenses...................        33,604              7,361
Payables:
 Capital Shares reacquired...............       199,011            219,616
 Dividends payable.......................            --            523,097
 Investment securities purchased.........        68,600          4,876,737
Collateral obligation on securities
 loaned, at value........................       282,000            158,360
                                           ------------       ------------
                        Total Liabilities       605,832          5,812,711
                                           ------------       ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES .................................  $ 69,125,268       $130,793,578
                                           ============       ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.........................  $ 74,585,570       $136,895,853
Accumulated undistributed
 (overdistributed) net investment income
 (operating loss)........................       193,292         (1,052,165)
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)..................................    (2,338,285)        (4,346,711)
Net unrealized appreciation
 (depreciation) of investments...........    (3,315,309)          (703,399)
                                           ------------       ------------
                         Total Net Assets  $ 69,125,268       $130,793,578
                                           ============       ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized........................   100,000,000        100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets......................  $ 69,125,268       $130,793,578
  Shares issued and outstanding..........     8,096,614         13,997,852
  Net asset value per share..............  $       8.54       $       9.34
  Maximum offering price per share /(a)/   $       8.67       $       9.48
                                           ============       ============

/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 1.50% of the offering price or 1.52% of the net asset value.
/(b) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                              PRINCIPAL          PRINCIPAL
                                                MIDCAP         PARTNERS BLUE
                                              FUND, INC.      CHIP FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ........   $467,794,128     $145,691,499
                                             ============     ============
ASSETS
Investment in securities--at value........   $550,867,484//   $147,785,818/(c)/
Cash......................................         10,000          612,334
Receivables:
 Capital Shares sold......................        187,193            3,126
 Dividends and interest...................        240,049          168,271
 Investment securities sold...............      2,260,958          416,041
Other assets..............................          9,513            3,372
Prepaid directors' expenses...............          3,997              874
                                             ------------     ------------
                              Total Assets    553,579,194      148,989,836
LIABILITIES
Accrued management and investment advisory
 fees.....................................         40,863           12,162
Accrued distribution fees.................         15,365            6,557
Accrued transfer and administrative fees..        141,173           77,278
Accrued other expenses....................        174,279           97,088
Payables:
 Capital Shares reacquired................        293,184          188,626
 Investment securities purchased..........      2,646,398          367,370
Collateral obligation on securities
 loaned, at value.........................             --          508,000
                                             ------------     ------------
                         Total Liabilities      3,311,262        1,257,081
                                             ------------     ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ..................................   $550,267,932     $147,732,755
                                             ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..........................   $430,648,428     $165,842,481
Accumulated undistributed
 (overdistributed) net investment income
 (operating loss).........................      2,583,206          110,109
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)...................................     33,962,942      (20,306,094)
Net unrealized appreciation (depreciation)
 of investments...........................     83,073,356        2,086,259
                                             ------------     ------------
                          Total Net Assets   $550,267,932     $147,732,755
                                             ============     ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.........................    100,000,000      100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets.......................   $477,079,755     $123,559,916
  Shares issued and outstanding...........     11,772,673        6,870,036
  Net asset value per share...............   $      40.52     $      17.99
  Maximum offering price per share /(a)/ .   $      42.99     $      19.09
                                             ============     ============

Class B: Net Assets.......................   $ 73,188,177     $ 24,172,839
  Shares issued and outstanding...........      1,903,136        1,399,547
  Net asset value per share /(b)/ ........   $      38.46     $      17.27
                                             ============     ============


/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                             PRINCIPAL           PRINCIPAL
                                          PARTNERS EQUITY    PARTNERS LARGECAP
                                         GROWTH FUND, INC.   BLEND FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .....    $ 60,878,995        $ 65,617,806
                                           ============        ============
ASSETS
Investment in securities--at value.....    $ 58,607,689        $ 69,239,967
Cash...................................         516,900             569,338
Receivables:
 Capital Shares sold...................          25,085              47,875
 Dividends and interest................          20,331              65,684
 Expense reimbursement from Manager....             745               1,387
 Investment securities sold............         540,282             290,464
 Variation margin on futures contracts.              --               7,700
Other assets...........................             964                 501
Prepaid directors' expenses............             280                 543
                                           ------------        ------------
                           Total Assets      59,712,276          70,223,459
LIABILITIES
Accrued management and investment
 advisory fees.........................           6,072               7,149
Accrued distribution fees..............           3,357               4,341
Accrued transfer and administrative
 fees..................................          38,367              16,760
Accrued other expenses.................          57,310              24,114
Payables:
 Capital Shares reacquired.............          11,812              16,040
 Investment securities purchased.......         351,762             334,097
                                           ------------        ------------
                      Total Liabilities         468,680             402,501
                                           ------------        ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ...............................    $ 59,243,596        $ 69,820,958
                                           ============        ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.......................    $ 88,602,575        $ 65,337,419
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)...............          15,098             (12,589)
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)................................     (27,102,771)            902,012
Net unrealized appreciation
 (depreciation) of investments.........      (2,271,306)          3,594,116
                                           ------------        ------------
                       Total Net Assets    $ 59,243,596        $ 69,820,958
                                           ============        ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized......................     100,000,000         100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets....................    $ 44,683,808        $ 48,396,556
  Shares issued and outstanding........       6,170,538           4,921,163
  Net asset value per share............    $       7.24        $       9.83
  Maximum offering price per share
 /(a)/ ................................    $       7.68        $      10.43
                                           ============        ============

Class B: Net Assets....................    $ 14,559,788        $ 21,424,402
  Shares issued and outstanding........       2,093,766           2,240,114
  Net asset value per share /(b)/ .....    $       6.95        $       9.56
                                           ============        ============

/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                             PRINCIPAL           PRINCIPAL
                                         PARTNERS LARGECAP    PARTNERS MIDCAP
                                         VALUE FUND, INC.    GROWTH FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .....    $ 59,322,546        $ 28,859,675
                                           ============        ============
ASSETS
Investment in securities--at value.....    $ 67,770,368        $ 32,144,729
Cash...................................       1,189,802             339,298
Receivables:
 Capital Shares sold...................          30,611                  --
 Dividends and interest................          95,642               5,923
 Expense reimbursement from Manager....             852                 940
 Investment securities sold............              --             176,252
Other assets...........................             517                 582
Prepaid directors' expenses............             324                  --
                                           ------------        ------------
                           Total Assets      69,088,116          32,667,724
LIABILITIES
Accrued management and investment
 advisory fees.........................           7,050               4,048
Accrued distribution fees..............           4,137               2,021
Accrued transfer and administrative
 fees..................................          15,000              23,983
Accrued other expenses.................          34,093              24,104
Payables:
 Capital Shares reacquired.............          55,331               8,167
 Investment securities purchased.......         157,541              87,788
                                           ------------        ------------
                      Total Liabilities         273,152             150,111
                                           ------------        ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ...............................    $ 68,814,964        $ 32,517,613
                                           ============        ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.......................    $ 58,764,393        $ 39,673,891
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)...............         116,584            (271,098)
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)................................       1,486,165         (10,170,234)
Net unrealized appreciation
 (depreciation) of investments.........       8,447,822           3,285,054
                                           ------------        ------------
                       Total Net Assets    $ 68,814,964        $ 32,517,613
                                           ============        ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized......................     100,000,000         100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets....................    $ 48,958,589        $ 22,839,426
  Shares issued and outstanding........       3,937,190           4,287,675
  Net asset value per share............    $      12.43        $       5.33
  Maximum offering price per share
 /(a)/ ................................    $      13.19        $       5.66
                                           ============        ============

Class B: Net Assets....................    $ 19,856,375        $  9,678,187
  Shares issued and outstanding........       1,617,647           1,872,781
  Net asset value per share /(b)/ .....    $      12.27        $       5.17
                                           ============        ============


/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                         PRINCIPAL             PRINCIPAL
                                     PARTNERS SMALLCAP        REAL ESTATE
                                     GROWTH FUND, INC.   SECURITIES FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .    $ 16,714,195          $ 69,179,698
                                       ============          ============
ASSETS
Investment in securities--at value.    $ 19,201,438          $ 92,562,966
Cash...............................         971,836                10,001
Receivables:
 Capital Shares sold...............           7,262                15,732
 Dividends and interest............           4,667                63,184
 Expense reimbursement from Manager             661                    --
 Investment securities sold........           2,876               178,234
Other assets.......................             205                   659
Prepaid directors' expenses........             212                   819
                                       ------------          ------------
                       Total Assets      20,189,157            92,831,595
LIABILITIES
Accrued management and investment
 advisory fees.....................           2,500                11,233
Accrued distribution fees..........           1,294                 5,034
Accrued transfer and administrative
 fees..............................          11,925                 7,996
Accrued other expenses.............          12,507                40,601
Payables:
 Capital Shares reacquired.........              --               200,932
 Investment securities purchased...          60,255                    --
                                       ------------          ------------
                  Total Liabilities          88,481               265,796
                                       ------------          ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES................    $ 20,100,676          $ 92,565,799
                                       ============          ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital...................    $ 21,995,489          $ 67,806,368
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)...........        (197,641)              (26,781)
Accumulated undistributed
 (overdistributed) net realized
 gain (loss).......................      (4,184,415)            1,402,944
Net unrealized appreciation
 (depreciation) of investments.....       2,487,243            23,383,268
                                       ------------          ------------
                   Total Net Assets    $ 20,100,676          $ 92,565,799
                                       ============          ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized..................     100,000,000           100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets................    $ 13,410,111          $ 71,350,972
  Shares issued and outstanding....       2,406,578             4,578,182
  Net asset value per share........    $       5.57          $      15.59
  Maximum offering price per share
 /(a)/ ............................    $       5.91          $      16.54
                                       ============          ============

Class B: Net Assets................    $  6,690,565          $ 21,214,827
  Shares issued and outstanding....       1,241,099             1,371,074
  Net asset value per share /(b)/ .    $       5.39          $      15.47
                                       ============          ============


/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                               PRINCIPAL          PRINCIPAL
                                               SMALLCAP          TAX-EXEMPT
                                              FUND, INC.       BOND FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .......   $119,094,513        $164,147,355
                                            ============        ============
ASSETS
Investment in securities--at value.......   $123,091,706/(c)/   $168,614,230
Cash.....................................         10,010              65,762
Receivables:
 Capital Shares sold.....................         12,520             368,220
 Dividends and interest..................         25,452           2,437,745
 Investment securities sold..............             --           2,239,960
Other assets.............................          1,614               9,829
Prepaid directors' expenses..............            739                 854
                                            ------------        ------------
                             Total Assets    123,142,041         173,736,600
LIABILITIES
Accrued management and investment
 advisory fees...........................         12,997              10,933
Accrued distribution fees................          6,040               5,341
Accrued transfer and administrative fees.         51,945              18,866
Accrued other expenses...................         75,528              11,487
Payables:
 Capital Shares reacquired...............         22,677             171,179
 Dividends Payable.......................             --             498,266
 Investment securities purchased.........      2,111,825           2,822,229
Collateral obligation on securities
 loaned, at value........................      9,850,000                  --
                                            ------------        ------------
                        Total Liabilities     12,131,012           3,538,301
                                            ------------        ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES .................................   $111,011,029        $170,198,299
                                            ============        ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.........................   $117,059,497        $163,268,781
Accumulated undistributed
 (overdistributed) net investment income
 (operating loss)........................       (395,083)            502,089
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)..................................     (9,650,578)          1,960,554
Net unrealized appreciation
 (depreciation) of investments...........      3,997,193           4,466,875
                                            ------------        ------------
                         Total Net Assets   $111,011,029        $170,198,299
                                            ============        ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized........................    100,000,000         100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets......................   $ 86,089,585        $161,389,148
  Shares issued and outstanding..........      8,961,435          13,226,761
  Net asset value per share..............   $       9.61        $      12.20
  Maximum offering price per share /(a)/    $      10.20        $      12.81
                                            ============        ============

Class B: Net Assets......................   $ 24,921,444        $  8,809,151
  Shares issued and outstanding..........      2,748,740             717,744
  Net asset value per share /(b)/ .......   $       9.07        $      12.27
                                            ============        ============


/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value for Principal SmallCap Fund, Inc. and 4.75% of the offering price or 4.99% of the net asset value for Principal Tax-Exempt Bond Fund, Inc.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(c) /Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                  SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                     PRINCIPAL     PRINCIPAL
                                                     BALANCED         BOND
                                                    FUND, INC.     FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends........................................  $  716,866    $        --
 Interest.........................................     852,590      4,832,719
 Securities lending...............................       1,085          1,258
                                                    ----------    -----------
                                      Total Income   1,570,541      4,833,977
Expenses:
 Management and investment advisory fees..........     306,499        483,925
 Distribution fees - Class A......................      83,926        198,311
 Distribution fees - Class B......................      68,614        115,866
 Registration fees - Class A......................       3,982          4,889
 Registration fees - Class B......................       4,559          4,595
 Shareholder meeting expense - Class A............       2,352             --
 Shareholder meeting expense - Class B............         473             --
 Shareholder reports - Class A....................       6,604          7,896
 Shareholder reports - Class B....................       1,410          2,428
 Transfer and administrative fees - Class A.......      47,017         62,988
 Transfer and administrative fees - Class B.......      10,713         19,960
 Auditing and legal fees..........................       4,717          6,225
 Custodian fees...................................      31,391          7,926
 Directors' expenses..............................       1,505          3,211
 Registration fees................................      14,879         18,238
 Shareholder meeting expense......................      34,131         42,651
 Transfer and administrative fees.................     115,182        149,976
 Other expenses...................................       3,330          6,173
                                                    ----------    -----------
                                    Total Expenses     741,284      1,135,258
                                                    ----------    -----------
            Net Investment Income (Operating Loss)     829,257      3,698,719

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions..........................   2,835,500        683,811
 Swap agreements..................................          --       (100,910)
Change in unrealized appreciation/depreciation of:
 Investments......................................    (278,410)    (2,577,662)
 Swap agreements..................................          --         37,110
                                                    ----------    -----------
        Net Realized and Unrealized Gain (Loss) on
                Investments and Foreign Currencies   2,557,090     (1,957,651)
                                                    ----------    -----------
   Net Increase (Decrease) in Net Assets Resulting
                                   from Operations  $3,386,347    $ 1,741,068
                                                    ==========    ===========

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                  SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                 PRINCIPAL        PRINCIPAL
                                               CAPITAL VALUE   CASH MANAGEMENT
                                                FUND, INC.       FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends...................................  $ 4,080,520       $       --
 Interest....................................       48,358        3,988,629
 Securities lending..........................        6,497               --
                                               -----------       ----------
                                 Total Income    4,135,375        3,988,629
Expenses:
 Management and investment advisory fees.....      996,133          723,707
 Distribution fees - Class A.................      223,295               --
 Distribution fees - Class B.................       75,888            5,075
 Registration fees - Class A.................        7,284           16,688
 Registration fees - Class B.................        4,648            4,096
 Shareholder meeting expense - Class A.......        7,336            6,433
 Shareholder meeting expense - Class B.......        1,313               --
 Shareholder reports -  Class A..............       14,612           12,972
 Shareholder reports -  Class B..............        2,735              220
 Transfer and administrative fees - Class A..      105,152          156,106
 Transfer and administrative fees - Class B..       19,561            1,935
 Auditing and legal fees.....................        5,086            4,914
 Custodian fees..............................        6,234            5,171
 Directors' expenses.........................        5,169            4,862
 Registration fees...........................       16,197           21,198
 Shareholder meeting expense.................       70,515           52,913
 Transfer and administrative fees............      216,219          156,514
 Other expenses..............................        9,729            7,525
                                               -----------       ----------
                               Total Expenses    1,787,106        1,180,329
                                               -----------       ----------
       Net Investment Income (Operating Loss)    2,348,269        2,808,300

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.....................   13,194,448               --
 Futures contracts...........................      282,414               --
Change in unrealized
 appreciation/depreciation of:
 Investments.................................    4,756,770               --
 Futures contracts...........................      (59,105)              --
                                               -----------       ----------
          Net Realized and Unrealized Gain on
           Investments and Foreign Currencies   18,174,527               --
                                               -----------       ----------
        Net Increase (Decrease) in Net Assets
                    Resulting from Operations  $20,522,796       $2,808,300
                                               ===========       ==========

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                  SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                           PRINCIPAL           PRINCIPAL
                                         EQUITY INCOME   GOVERNMENT SECURITIES
                                          FUND, INC.       INCOME FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.............................   $2,100,569         $        --
 Withholding tax on foreign dividends..      (64,452)                 --
 Interest..............................      206,012           6,422,271
 Securities lending....................           --               7,248
                                          ----------         -----------
                           Total Income    2,242,129           6,429,519
Expenses:
 Management and investment advisory
  fees.................................      263,040             699,804
 Distribution fees - Class A...........       90,746             281,460
 Distribution fees - Class B...........       56,531             243,204
 Registration fees - Class A...........        5,899               7,891
 Registration fees - Class B...........        5,100               6,321
 Shareholder meeting expense - Class A.        2,494               4,796
 Shareholder meeting expense - Class B.          638               1,447
 Shareholder reports - Class A.........        5,244               9,728
 Shareholder reports - Class B.........        1,390               3,021
 Transfer and administrative fees -
  Class A..............................       37,955              71,867
 Transfer and administrative fees -
  Class B..............................       10,379              23,535
 Auditing and legal fees...............        3,659               6,389
 Custodian fees........................        5,114               7,681
 Directors' expenses...................        1,074               4,780
 Registration fees.....................       10,874              19,372
 Shareholder meeting expense...........       25,148              50,616
 Transfer and administrative fees......       93,345             175,701
 Other expenses........................        1,759              12,007
                                          ----------         -----------
                   Total Gross Expenses      620,389           1,629,620
 Less: Reimbursement from Manager -
  Class B..............................        1,839                  --
                                          ----------         -----------
                     Total Net Expenses      618,550           1,629,620
                                          ----------         -----------
 Net Investment Income (Operating Loss)    1,623,579           4,799,899

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions...............    3,662,693             868,293
 Foreign currency transactions.........       (1,475)                 --
Change in unrealized
 appreciation/depreciation of:
 Investments...........................    1,582,262          (3,421,050)
 Translation of assets and liabilities
  in foreign currencies................           (1)                 --
                                          ----------         -----------
Net Realized and Unrealized Gain (Loss)
  on Investments and Foreign Currencies    5,243,479          (2,552,757)
                                          ----------         -----------
  Net Increase (Decrease) in Net Assets
              Resulting from Operations   $6,867,058         $ 2,247,142
                                          ==========         ===========

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                  SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                           PRINCIPAL          PRINCIPAL
                                            GROWTH      INTERNATIONAL EMERGING
                                          FUND, INC.      MARKETS FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends..............................  $ 2,646,100        $   886,476
 Withholding tax on foreign dividends...           --            (96,927)
 Interest...............................       52,895              3,355
 Securities lending.....................        3,401                893
                                          -----------        -----------
                            Total Income    2,702,396            793,797
Expenses:
 Management and investment advisory fees      882,893            317,091
 Distribution fees - Class A............      229,929             52,908
 Distribution fees - Class B............      184,292             31,351
 Registration fees - Class A............        6,450              4,205
 Registration fees - Class B............        4,242              3,618
 Shareholder meeting expense - Class A..       11,064             29,849
 Shareholder meeting expense - Class B..        2,362                431
 Shareholder reports - Class A..........       21,797              2,594
 Shareholder reports - Class B..........        4,994                845
 Transfer and administrative fees -
  Class A...............................      161,217             18,830
 Transfer and administrative fees -
  Class B...............................       39,824              6,276
 Auditing and legal fees................        4,989              5,601
 Custodian fees.........................        2,513             72,204
 Directors' expenses....................        5,001                607
 Registration fees......................       19,964             12,022
 Shareholder meeting expense............      110,707             13,850
 Transfer and administrative fees.......      298,832             59,251
 Other expenses.........................        8,380              3,351
                                          -----------        -----------
                    Total Gross Expenses    1,999,450            634,884
 Less: Fees paid indirectly.............           --              2,266
                                          -----------        -----------
                      Total Net Expenses    1,999,450            632,618
                                          -----------        -----------
  Net Investment Income (Operating Loss)      702,946            161,179

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions................    1,042,241          9,090,473
 Foreign currency transactions..........           --            (85,852)
Change in unrealized
 appreciation/depreciation of:
 Investments............................   10,246,546         (2,479,323)
 Translation of assets and liabilities
  in foreign currencies.................           --              2,220
                                          -----------        -----------
 Net Realized and Unrealized Gain (Loss)
   on Investments and Foreign Currencies   11,288,787          6,527,518
                                          -----------        -----------
   Net Increase (Decrease) in Net Assets
               Resulting from Operations  $11,991,733        $ 6,688,697
                                          ===========        ===========

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                  SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                             PRINCIPAL          PRINCIPAL
                                           INTERNATIONAL      INTERNATIONAL
                                            FUND, INC.     SMALLCAP FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends...............................  $ 3,696,429         $  761,954
 Withholding tax on foreign dividends....     (423,035)           (78,106)
 Interest................................       28,061             10,822
 Securities lending......................       67,968             36,388
                                           -----------         ----------
                             Total Income    3,369,423            731,058
Expenses:
 Management and investment advisory fees.    1,073,677            415,527
 Distribution fees - Class A.............      175,202             68,026
 Distribution fees - Class B.............       60,386             68,052
 Registration fees - Class A.............        5,095              2,379
 Registration fees - Class B.............        4,748              3,218
 Shareholder meeting expense - Class A...       35,823             30,771
 Shareholder meeting expense - Class B...        1,131                787
 Shareholder reports - Class A...........       14,060              4,368
 Shareholder reports - Class B...........        2,923              1,582
 Transfer and administrative fees - Class
  A......................................      105,457             32,218
 Transfer and administrative fees - Class
  B......................................       23,631             11,861
 Auditing and legal fees.................        6,564              5,147
 Custodian fees..........................      135,455             41,390
 Directors' expenses.....................        3,564                809
 Registration fees.......................       12,733             12,978
 Shareholder meeting expense.............       71,212             24,104
 Transfer and administrative fees........      203,014             88,625
 Other expenses..........................       11,724              1,704
                                           -----------         ----------
                     Total Gross Expenses    1,946,399            813,546
 Less: Fees paid indirectly..............        1,375              2,594
 Less: Reimbursement from Manager - Class
  A......................................           --             54,547
 Less: Reimbursement from Manager - Class
  B......................................           --              7,121
                                           -----------         ----------
                       Total Net Expenses    1,945,024            749,284
                                           -----------         ----------
   Net Investment Income (Operating Loss)    1,424,399            (18,226)

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions (net of foreign
  taxes of $280 and $0, respectively)....   22,808,414          6,370,645
 Foreign currency transactions...........      (49,670)            (4,993)
Change in unrealized
 appreciation/depreciation of:
 Investments (net of deferred foreign tax
  payable of $291 and $0, respectively)..      882,191          1,618,652
 Translation of assets and liabilities in
  foreign currencies.....................       (3,176)            (2,351)
                                           -----------         ----------
  Net Realized and Unrealized Gain (Loss)
    on Investments and Foreign Currencies   23,637,759          7,981,953
                                           -----------         ----------
    Net Increase (Decrease) in Net Assets
                Resulting from Operations  $25,062,158         $7,963,727
                                           ===========         ==========

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                  SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                               PRINCIPAL          PRINCIPAL
                                             LARGECAP STOCK     LIMITED TERM
                                            INDEX FUND, INC.   BOND FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends from affiliates................    $    1,036        $        --
 Dividends................................       813,356                 --
 Interest.................................        17,804          2,432,272
 Securities lending.......................         1,796              1,689
                                              ----------        -----------
                              Total Income       833,992          2,433,961
Expenses:
 Management and investment advisory fees..       120,905            325,673
 Distribution fees - Class A..............        44,992             91,703
 Distribution fees - Class B /(a)/ .......        21,222             26,386
 Registration fees - Class A..............         5,671             10,994
 Registration fees - Class B /(a)/ .......         2,971              3,163
 Shareholder meeting expense - Class A....         2,509              1,623
 Shareholder reports - Class A............         3,971              2,628
 Shareholder reports - Class B /(a)/ .....            --                 41
 Transfer and administrative fees - Class
  A.......................................        30,163             22,764
 Transfer and administrative fees - Class
  B /(a)/.................................        10,869              7,490
 Auditing and legal fees..................         4,053              4,731
 Custodian fees...........................        10,297              5,377
 Directors' expenses......................           972              2,016
 Registration fees........................        10,805             16,766
 Shareholder meeting expense..............        20,151             13,127
 Transfer and administrative fees.........        83,562             62,528
 Other expenses...........................         1,798              3,165
                                              ----------        -----------
                      Total Gross Expenses       374,911            600,175
 Less: Reimbursement from Manager - Class
  A.......................................        35,823                 --
 Less: Reimbursement from Manager - Class
  B /(a)/.................................        11,909                 --
                                              ----------        -----------
                        Total Net Expenses       327,179            600,175
                                              ----------        -----------
    Net Investment Income (Operating Loss)       506,813          1,833,786

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions..................        78,033            (27,595)
 Futures contracts........................       117,270                 --
 Swap agreements..........................            --            (98,682)
Change in unrealized
 appreciation/depreciation of:
 Investments..............................     1,160,311         (1,510,760)
 Investments in affiliates................         2,995                 --
 Futures contracts........................       (71,150)                --
 Swap agreements..........................            --             86,481
                                              ----------        -----------
Net Realized and Unrealized Gain (Loss) on
        Investments and Foreign Currencies     1,287,459         (1,550,556)
                                              ----------        -----------
     Net Increase (Decrease) in Net Assets
                 Resulting from Operations    $1,794,272        $   283,230
                                              ==========        ===========

/(a)/  Period from November 1, 2004 through February 28, 2005, discontinuation of class.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                  SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                 PRINCIPAL        PRINCIPAL
                                                  MIDCAP        PARTNERS BLUE
                                                FUND, INC.     CHIP FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends...................................  $  6,361,546     $ 1,907,812
 Interest....................................        60,432           2,975
 Securities lending..........................         1,379           2,452
                                               ------------     -----------
                                 Total Income     6,423,357       1,913,239
Expenses:
 Management and investment advisory fees.....     1,492,313         456,213
 Distribution fees - Class A.................       423,407         114,504
 Distribution fees - Class B.................       143,770         118,563
 Registration fees - Class A.................        10,274           5,641
 Registration fees - Class B.................         4,758           2,798
 Shareholder meeting expense - Class A.......            --           5,795
 Shareholder meeting expense - Class B.......            --           1,480
 Shareholder reports - Class A...............        24,594          11,856
 Shareholder reports - Class B...............         6,238           3,230
 Transfer and administrative fees - Class A..       184,645          84,551
 Transfer and administrative fees - Class B..        47,273          23,922
 Auditing and legal fees.....................         5,095           4,695
 Custodian fees..............................         8,644           8,541
 Directors' expenses.........................         7,469           2,254
 Registration fees...........................        15,056          13,233
 Shareholder meeting expense.................       127,007          59,707
 Transfer and administrative fees............       402,833         199,328
 Other expenses..............................        12,562           3,702
                                               ------------     -----------
                               Total Expenses     2,915,938       1,120,013
                                               ------------     -----------
       Net Investment Income (Operating Loss)     3,507,419         793,226

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.....................    34,187,882       6,703,549
 Futures contracts...........................            --          17,246
Change in unrealized
 appreciation/depreciation of:
 Investments.................................   (16,268,429)     (2,877,297)
 Futures contracts...........................            --         (12,453)
                                               ------------     -----------
   Net Realized and Unrealized Gain (Loss) on
           Investments and Foreign Currencies    17,919,453       3,831,045
                                               ------------     -----------
        Net Increase (Decrease) in Net Assets
                    Resulting from Operations  $ 21,426,872     $ 4,624,271
                                               ============     ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                  SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                             PRINCIPAL           PRINCIPAL
                                          PARTNERS EQUITY    PARTNERS LARGECAP
                                         GROWTH FUND, INC.   BLEND FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.............................     $ 571,538           $  772,571
 Interest..............................         2,666                3,081
 Securities lending....................         1,071                   --
                                            ---------           ----------
                           Total Income       575,275              775,652
Expenses:
 Management and investment advisory
  fees.................................       229,779              251,521
 Distribution fees - Class A...........        57,541               58,350
 Distribution fees - Class B...........        70,103               93,648
 Registration fees - Class A...........         6,682                4,192
 Registration fees - Class B...........         5,594                4,871
 Shareholder meeting expense - Class A.            --                1,592
 Shareholder meeting expense - Class B.            --                  738
 Shareholder reports - Class A.........         5,435                3,120
 Shareholder reports - Class B.........         1,964                1,426
 Transfer and administrative fees -
  Class A..............................        40,173               24,924
 Transfer and administrative fees -
  Class B..............................        14,520               10,952
 Auditing and legal fees...............         3,553                3,678
 Custodian fees........................         4,891                7,745
 Directors' expenses...................           997                  840
 Registration fees.....................         9,713               12,941
 Shareholder meeting expense...........        29,873               18,256
 Transfer and administrative fees......       106,560               79,383
 Other expenses........................         1,506                1,295
                                            ---------           ----------
                   Total Gross Expenses       588,884              579,472
 Less: Reimbursement from Manager -
  Class A..............................        22,436               14,919
 Less: Reimbursement from Manager -
  Class B..............................         6,271                1,367
                                            ---------           ----------
                     Total Net Expenses       560,177              563,186
                                            ---------           ----------
 Net Investment Income (Operating Loss)        15,098              212,466

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions...............       442,828              884,423
 Futures contracts.....................            --               34,791
Change in unrealized
 appreciation/depreciation of:
 Investments...........................      (444,551)             523,508
 Futures contracts.....................            --              (34,145)
                                            ---------           ----------
Net Realized and Unrealized Gain (Loss)
  on Investments and Foreign Currencies        (1,723)           1,408,577
                                            ---------           ----------
  Net Increase (Decrease) in Net Assets
              Resulting from Operations     $  13,375           $1,621,043
                                            =========           ==========

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                  SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                             PRINCIPAL           PRINCIPAL
                                         PARTNERS LARGECAP    PARTNERS MIDCAP
                                         VALUE FUND, INC.    GROWTH FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.............................     $  818,126          $   60,398
 Interest..............................          6,044               1,090
                                            ----------          ----------
                           Total Income        824,170              61,488
Expenses:
 Management and investment advisory
  fees.................................        247,047             151,709
 Distribution fees - Class A...........         58,738              29,741
 Distribution fees - Class B...........         86,538              46,174
 Registration fees - Class A...........          4,667               5,574
 Registration fees - Class B...........          4,466               5,184
 Shareholder reports - Class A.........          3,095               2,500
 Shareholder reports - Class B.........          1,495               1,038
 Transfer and administrative fees -
  Class A..............................         23,897              19,297
 Transfer and administrative fees -
  Class B..............................         11,774               8,163
 Auditing and legal fees...............          3,255               3,553
 Custodian fees........................          2,635               9,117
 Directors' expenses...................            839                 511
 Registration fees.....................         15,762              10,288
 Shareholder meeting expense...........         18,718              14,485
 Transfer and administrative fees......         79,038              61,989
 Other expenses........................          1,400               1,040
                                            ----------          ----------
                   Total Gross Expenses        563,364             370,363
 Less: Reimbursement from Manager -
  Class A..............................         12,034              27,045
 Less: Reimbursement from Manager -
  Class B..............................          2,361              10,732
                                            ----------          ----------
                     Total Net Expenses        548,969             332,586
                                            ----------          ----------
 Net Investment Income (Operating Loss)        275,201            (271,098)

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions...............      1,486,166           1,821,677
Change in unrealized
 appreciation/depreciation of:
 Investments...........................        880,994            (466,080)
                                            ----------          ----------
Net Realized and Unrealized Gain (Loss)
  on Investments and Foreign Currencies      2,367,160           1,355,597
                                            ----------          ----------
  Net Increase (Decrease) in Net Assets
              Resulting from Operations     $2,642,361          $1,084,499
                                            ==========          ==========

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                  SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                         PRINCIPAL             PRINCIPAL
                                     PARTNERS SMALLCAP        REAL ESTATE
                                     GROWTH FUND, INC.   SECURITIES FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends.........................     $  23,942             $1,294,146
 Interest..........................         2,519                 11,664
                                        ---------             ----------
                       Total Income        26,461              1,305,810
Expenses:
 Management and investment advisory
  fees.............................        91,871                392,769
 Distribution fees - Class A.......        17,229                 83,729
 Distribution fees - Class B.......        29,955                 94,281
 Registration fees - Class A.......         3,489                  5,774
 Registration fees - Class B.......         3,398                  3,757
 Shareholder meeting expense - A...            --                  2,074
 Shareholder meeting expense - B...            --                    785
 Shareholder reports - Class A.....         1,350                  3,757
 Shareholder reports - Class B.....           706                  1,401
 Transfer and administrative fees -
  Class A..........................        10,649                 31,505
 Transfer and administrative fees -
  Class B..........................         5,407                 11,881
 Auditing and legal fees...........         3,053                  3,477
 Custodian fees....................         4,648                  1,851
 Directors' expenses...............           187                  1,005
 Registration fees.................        14,814                 15,431
 Shareholder meeting expense.......         8,236                 21,640
 Transfer and administrative fees..        43,601                100,298
 Other expenses....................           607                  1,666
                                        ---------             ----------
               Total Gross Expenses       239,200                777,081
 Less: Reimbursement from Manager -
  Class A..........................        10,986                     --
 Less: Reimbursement from Manager -
  Class B..........................         4,112                     --
                                        ---------             ----------
                 Total Net Expenses       224,102                777,081
                                        ---------             ----------
   Net Investment Income (Operating
                              Loss)      (197,641)               528,729

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions...........       763,479              1,464,705
Change in unrealized
 appreciation/depreciation of:
 Investments.......................      (534,587)             4,887,581
                                        ---------             ----------
   Net Realized and Unrealized Gain
  (Loss) on Investments and Foreign
                         Currencies       228,892              6,352,286
                                        ---------             ----------
     Net Increase (Decrease) in Net
   Assets Resulting from Operations     $  31,251             $6,881,015
                                        =========             ==========

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                  SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                 PRINCIPAL        PRINCIPAL
                                                  SMALLCAP       TAX-EXEMPT
                                                 FUND, INC.    BOND FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends....................................  $   604,357     $        --
 Interest.....................................       15,480       3,899,365
 Securities lending...........................       13,117              --
                                                -----------     -----------
                                  Total Income      632,954       3,899,365
Expenses:
 Management and investment advisory fees......      482,742         400,552
 Distribution fees - Class A..................      106,170         171,631
 Distribution fees - Class B..................      119,292          27,676
 Registration fees - Class A..................        6,138           5,413
 Registration fees - Class B..................        4,105           4,013
 Shareholder meeting expense - Class A........        4,090              --
 Shareholder meeting expense - Class B........        1,304              --
 Shareholder reports - Class A................        7,920           1,505
 Shareholder reports - Class B................        2,599             135
 Transfer and administrative fees - Class A...       59,881          12,471
 Transfer and administrative fees - Class B...       20,026           1,266
 Auditing and legal fees......................        3,635           5,989
 Custodian fees...............................        5,941           1,655
 Directors' expenses..........................        1,504           2,710
 Registration fees............................       14,789          12,960
 Shareholder meeting expense..................       43,589           6,784
 Transfer and administrative fees.............      139,553          32,086
 Other expenses...............................        4,759           5,401
                                                -----------     -----------
                                Total Expenses    1,028,037         692,247
                                                -----------     -----------
        Net Investment Income (Operating Loss)     (395,083)      3,207,118

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions......................    7,239,462       1,875,968
Change in unrealized appreciation/depreciation
 of:
 Investments..................................   (1,848,417)     (2,830,187)
                                                -----------     -----------
    Net Realized and Unrealized Gain (Loss) on
            Investments and Foreign Currencies    5,391,045        (954,219)
                                                -----------     -----------
         Net Increase (Decrease) in Net Assets
                     Resulting from Operations  $ 4,995,962     $ 2,252,899
                                                ===========     ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                 PRINCIPAL                     PRINCIPAL
                                  BALANCED                        BOND
                                 FUND, INC.                    FUND, INC.
------------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS         YEAR
                            ENDED          ENDED          ENDED           ENDED
                          APRIL 30,     OCTOBER 31,     APRIL 30,      OCTOBER 31,
                            2005           2004           2005            2004
                        -------------  -------------  -------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    829,257   $  1,351,994   $  3,698,719    $  8,188,898
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........     2,835,500      4,735,935        582,901       3,400,276
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....      (278,410)       947,601     (2,540,552)       (180,512)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     3,386,347      7,035,530      1,741,068      11,408,662
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............      (874,252)    (1,296,154)    (4,292,238)     (7,470,962)
 Class B...............       (93,209)      (128,004)      (649,213)     (1,078,662)
                         ------------   ------------   ------------    ------------
    Total Dividends and
          Distributions      (967,461)    (1,424,158)    (4,941,451)     (8,549,624)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............     5,427,494     12,047,396     14,030,823      27,743,338
 Class B...............     2,185,977      4,338,661      3,850,977       7,091,911
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............       858,573      1,273,359      3,822,263       6,566,027
 Class B...............        92,509        126,462        619,078       1,016,276
Shares redeemed:
 Class A...............    (7,594,936)   (14,389,404)   (18,936,893)    (42,763,190)
 Class B...............    (2,403,556)    (5,603,001)    (4,854,818)    (11,130,444)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    (1,433,939)    (2,206,527)    (1,468,570)    (11,476,082)
                         ------------   ------------   ------------    ------------
Redemption fees - Class
 A.....................            --             --            461              --
                         ------------   ------------   ------------    ------------
         Total Increase
             (Decrease)       984,947      3,404,845     (4,668,492)     (8,617,044)
NET ASSETS
Beginning of period....   101,008,129     97,603,284    210,237,090     218,854,134
                         ------------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $101,993,076   $101,008,129   $205,568,598    $210,237,090
                         ============   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    174,803   $     87,242   $    824,611    $     96,778
                         ============   ============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold:
 Class A...............       414,314        976,019      1,270,477       2,513,007
 Class B...............       167,951        355,065        348,516         643,126
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............        65,173        103,150        346,573         594,977
 Class B...............         7,050         10,280         56,126          92,137
Shares redeemed:
 Class A...............      (580,347)    (1,166,447)    (1,715,772)     (3,881,109)
 Class B...............      (184,651)      (457,725)      (439,519)     (1,010,545)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)      (110,510)      (179,658)      (133,599)     (1,048,407)
                         ============   ============   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                 PRINCIPAL                      PRINCIPAL
                               CAPITAL VALUE                 CASH MANAGEMENT
                                 FUND, INC.                     FUND, INC.
--------------------------------------------------------------------------------------
                         SIX MONTHS        YEAR         SIX MONTHS          YEAR
                            ENDED          ENDED          ENDED            ENDED
                          APRIL 30,     OCTOBER 31,     APRIL 30,       OCTOBER 31,
                            2005           2004            2005             2004
                        -------------  -------------  --------------  ----------------
--------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  2,348,269   $  3,487,018   $   2,808,300    $   1,884,725
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    13,476,862     42,622,593              --               --
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     4,697,665    (13,415,920)             --               --
                         ------------   ------------   -------------    -------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    20,522,796     32,693,691       2,808,300        1,884,725
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............    (3,607,944)    (3,523,805)     (2,780,766)      (1,863,714)
 Class B...............      (131,557)       (49,273)        (27,534)         (21,011)
                         ------------   ------------   -------------    -------------
    Total Dividends and
          Distributions    (3,739,501)    (3,573,078)     (2,808,300)      (1,884,725)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    13,014,620     24,462,866     438,162,788      712,232,202
 Class B...............     2,893,623      5,647,734       1,316,649        4,780,927
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............     3,514,197      3,435,274       2,746,066        1,808,868
 Class B...............       130,803         48,598          26,928           20,286
Shares redeemed:
 Class A...............   (39,345,960)   (69,099,334)   (427,347,175)    (742,992,727)
 Class B...............    (4,917,433)   (10,321,260)     (2,448,294)      (7,425,708)
                         ------------   ------------   -------------    -------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   (24,710,150)   (45,826,122)     12,456,962      (31,576,152)
                         ------------   ------------   -------------    -------------
         Total Increase
             (Decrease)    (7,926,855)   (16,705,509)     12,456,962      (31,576,152)
NET ASSETS
Beginning of period....   338,795,730    355,501,239     322,411,124      353,987,276
                         ------------   ------------   -------------    -------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $330,868,875   $338,795,730   $ 334,868,086    $ 322,411,124
                         ============   ============   =============    =============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  1,170,283   $  2,561,515   $          --    $          --
                         ============   ============   =============    =============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold:
 Class A...............       517,859      1,062,154     438,162,788      712,228,299
 Class B...............       115,786        247,673       1,316,649        4,780,741
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............       138,901        153,566       2,746,066        1,812,770
 Class B...............         5,195          2,182          26,928           20,473
Shares redeemed:
 Class A...............    (1,575,083)    (2,994,253)   (427,347,175)    (742,992,727)
 Class B...............      (197,002)      (453,047)     (2,448,294)      (7,425,708)
                         ------------   ------------   -------------    -------------
Net Increase (Decrease)      (994,344)    (1,981,725)     12,456,962      (31,576,152)
                         ============   ============   =============    =============

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                 PRINCIPAL                    PRINCIPAL
                               EQUITY INCOME            GOVERNMENT SECURITIES
                                FUND, INC.                INCOME FUND, INC.
-----------------------------------------------------------------------------------
                         SIX MONTHS       YEAR        SIX MONTHS         YEAR
                           ENDED          ENDED          ENDED           ENDED
                         APRIL 30,     OCTOBER 31,     APRIL 30,      OCTOBER 31,
                            2005          2004           2005            2004
                        ------------  -------------  -------------  ---------------
-----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $ 1,623,579   $  2,567,162   $  4,799,899    $ 12,657,238
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    3,661,218      4,529,179        868,293      (1,150,972)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    1,582,261      2,028,968     (3,421,050)      1,182,444
                         -----------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    6,867,058      9,125,309      2,247,142      12,688,710
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............   (1,430,376)    (2,319,976)    (4,593,762)    (12,146,945)
 Class B...............     (184,049)      (289,363)      (714,505)     (2,000,436)
                         -----------   ------------   ------------    ------------
    Total Dividends and
          Distributions   (1,614,425)    (2,609,339)    (5,308,267)    (14,147,381)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............   12,072,234     13,472,892     19,255,639      41,666,093
 Class B...............    2,137,062      3,625,442      5,576,926      10,443,968
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............    1,340,246      2,182,203      4,055,658      10,559,133
 Class B...............      179,846        281,558        670,637       1,857,571
Shares redeemed:
 Class A...............   (6,353,484)   (12,473,931)   (36,044,138)    (80,339,165)
 Class B...............   (1,701,880)    (3,185,303)    (7,055,867)    (20,716,112)
                         -----------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    7,674,024      3,902,861    (13,541,145)    (36,528,512)
                         -----------   ------------   ------------    ------------
         Total Increase
             (Decrease)   12,926,657     10,418,831    (16,602,270)    (37,987,183)
NET ASSETS
Beginning of period....   80,896,763     70,477,932    328,777,079     366,764,262
                         -----------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $93,823,420   $ 80,896,763   $312,174,809    $328,777,079
                         ===========   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   272,357   $    264,678   $      5,638    $    231,304
                         ===========   ============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold:
 Class A...............    1,108,173      1,388,725      1,706,128       3,666,875
 Class B...............      197,787        374,473        496,945         923,279
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............      123,069        223,606        359,858         930,125
 Class B...............       16,563         28,936         59,849         164,481
Shares redeemed:
 Class A...............     (585,768)    (1,284,887)    (3,193,400)     (7,080,458)
 Class B...............     (157,524)      (328,406)      (629,230)     (1,833,157)
                         -----------   ------------   ------------    ------------
Net Increase (Decrease)      702,300        402,447     (1,199,850)     (3,228,855)
                         ===========   ============   ============    ============

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                 PRINCIPAL                    PRINCIPAL
                                   GROWTH               INTERNATIONAL EMERGING
                                 FUND, INC.               MARKETS FUND, INC.
----------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS        YEAR
                            ENDED          ENDED         ENDED          ENDED
                          APRIL 30,     OCTOBER 31,    APRIL 30,     OCTOBER 31,
                            2005           2004           2005           2004
                        -------------  -------------  ------------  --------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    702,946   $ (1,290,789)  $   161,179    $    66,216
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........     1,042,241    (14,806,416)    9,004,621      7,812,057
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    10,246,546     26,195,529    (2,477,103)    (1,899,031)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    11,991,733     10,098,324     6,688,697      5,979,242
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net realized gain
 on investments:
 Class A...............            --             --    (2,271,248)            --
 Class B...............            --             --      (386,366)            --
                         ------------   ------------   -----------    -----------
    Total Dividends and
          Distributions            --             --    (2,657,614)            --
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    13,935,989     29,105,912     6,457,711     10,918,453
 Class B...............     2,714,730      6,806,109     1,688,147      2,153,355
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............            --             --     1,539,817             --
 Class B...............            --             --       385,556             --
Shares redeemed:
 Class A...............   (26,538,877)   (48,461,430)   (3,274,702)    (5,145,045)
 Class B...............    (7,343,230)   (14,667,494)   (1,066,012)    (4,572,784)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   (17,231,388)   (27,216,903)    5,730,517      3,353,979
                         ------------   ------------   -----------    -----------
         Total Increase
             (Decrease)    (5,239,655)   (17,118,579)    9,761,600      9,333,221
NET ASSETS
Beginning of period....   293,163,497    310,282,076    43,951,794     34,618,573
                         ------------   ------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $287,923,842   $293,163,497   $53,713,394    $43,951,794
                         ============   ============   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    702,946   $         --   $    75,328    $        --
                         ============   ============   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold:
 Class A...............       496,755      1,107,215       488,869        991,275
 Class B...............       101,560        269,675       135,048        199,680
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............            --             --       122,792             --
 Class B...............            --             --        32,345             --
Shares redeemed:
 Class A...............      (947,656)    (1,844,136)     (249,511)      (465,025)
 Class B...............      (274,217)      (584,448)      (85,235)      (448,750)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)      (623,558)    (1,051,694)      444,308        277,180
                         ============   ============   ===========    ===========

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                 PRINCIPAL                    PRINCIPAL
                               INTERNATIONAL                INTERNATIONAL
                                 FUND, INC.              SMALLCAP FUND, INC.
----------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS        YEAR
                            ENDED          ENDED         ENDED          ENDED
                          APRIL 30,     OCTOBER 31,    APRIL 30,     OCTOBER 31,
                            2005           2004           2005           2004
                        -------------  -------------  ------------  --------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  1,424,399   $  1,780,909   $   (18,226)   $   (83,255)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    22,758,744     39,346,323     6,365,652     13,288,873
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....       879,015     (4,435,186)    1,616,301     (1,146,597)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    25,062,158     36,692,046     7,963,727     12,059,021
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............    (1,922,971)    (1,655,792)       (2,596)            --
 Class B...............      (119,271)            --            --             --
                         ------------   ------------   -----------    -----------
    Total Dividends and
          Distributions    (2,042,242)    (1,655,792)       (2,596)            --
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    14,970,993     23,090,830     8,550,230     10,845,939
 Class B...............     2,872,505      4,787,746     2,345,204      3,476,565
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............     1,889,055      1,632,465         2,532             --
 Class B...............       118,331             --            --             --
Shares redeemed:
 Class A...............   (27,345,148)   (42,764,282)   (5,289,023)    (8,168,545)
 Class B...............    (4,826,465)   (10,751,736)   (2,140,353)    (2,977,179)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   (12,320,729)   (24,004,977)    3,468,590      3,176,780
                         ------------   ------------   -----------    -----------
         Total Increase
             (Decrease)    10,699,187     11,031,277    11,429,721     15,235,801
NET ASSETS
Beginning of period....   239,533,840    228,502,563    61,074,590     45,838,789
                         ------------   ------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $250,233,027   $239,533,840   $72,504,311    $61,074,590
                         ============   ============   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    997,890   $  1,665,403   $   (92,381)   $   (66,566)
                         ============   ============   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold:
 Class A...............     1,894,798      3,413,302       506,202        793,793
 Class B...............       369,310        721,549       146,436        268,295
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............       236,132        252,313           151             --
 Class B...............        15,055             --            --             --
Shares redeemed:
 Class A...............    (3,474,208)    (6,324,517)     (315,363)      (597,976)
 Class B...............      (620,698)    (1,625,001)     (134,505)      (229,169)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)    (1,579,611)    (3,562,354)      202,921        234,943
                         ============   ============   ===========    ===========

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                 PRINCIPAL                     PRINCIPAL
                               LARGECAP STOCK                 LIMITED TERM
                              INDEX FUND, INC.              BOND FUND, INC.
------------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS         YEAR
                            ENDED          ENDED          ENDED           ENDED
                          APRIL 30,     OCTOBER 31,     APRIL 30,      OCTOBER 31,
                            2005           2004           2005            2004
                        -------------  -------------  -------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    506,813   $    439,533   $  1,833,786    $  3,279,946
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........       195,303        190,581       (126,277)       (119,536)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     1,092,156      3,723,461     (1,424,279)     (1,145,154)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     1,794,272      4,353,575        283,230       2,015,256
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............      (574,674)      (334,872)    (2,374,175)     (4,470,569)
 Class B /(a)/ ........       (93,489)       (41,985)      (202,354)       (661,350)
                         ------------   ------------   ------------    ------------
    Total Dividends and
          Distributions      (668,163)      (376,857)    (2,576,529)     (5,131,919)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    21,979,701     20,567,942     55,129,396      84,816,328
 Class B /(a)/ ........     2,565,141      5,504,594      1,628,634       4,798,593
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............       567,030        332,314      2,132,011       4,124,292
 Class B /(a)/ ........        92,594         41,269        191,053         626,279
Shares redeemed:
 Class A...............    (8,075,529)   (12,656,578)   (46,868,601)    (60,362,131)
 Class B /(a)/ ........   (15,272,752)    (3,010,770)   (19,090,504)     (5,268,818)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions     1,856,185     10,778,771     (6,878,011)     28,734,543
                         ------------   ------------   ------------    ------------
         Total Increase
             (Decrease)     2,982,294     14,755,489     (9,171,310)     25,617,880
NET ASSETS
Beginning of period....    66,142,974     51,387,485    139,964,888     114,347,008
                         ------------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $ 69,125,268   $ 66,142,974   $130,793,578    $139,964,888
                         ============   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    193,292   $    354,642   $   (177,718)   $ (1,540,809)
                         ============   ============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold:
 Class A...............     2,593,515      2,489,095      5,872,491       8,826,572
 Class B /(a)/ ........       187,839        667,600        177,503         489,915
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............        63,568         41,384        227,589         429,284
 Class B /(a)/ ........        10,357          5,127         20,023          64,149
Shares redeemed:
 Class A...............      (923,760)    (1,540,025)    (4,990,416)     (6,277,932)
 Class B /(a)/ ........    (1,720,114)      (366,055)    (2,012,026)       (538,237)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)       211,405      1,297,126       (704,836)      2,993,751
                         ============   ============   ============    ============

/(a)/ Period from November 1, 2004 through February 28, 2005, discontinuation of class.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                 PRINCIPAL                     PRINCIPAL
                                   MIDCAP                    PARTNERS BLUE
                                 FUND, INC.                 CHIP FUND, INC.
------------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS         YEAR
                            ENDED          ENDED          ENDED           ENDED
                          APRIL 30,     OCTOBER 31,     APRIL 30,      OCTOBER 31,
                            2005           2004           2005            2004
                        -------------  -------------  -------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  3,507,419   $  3,784,001   $    793,226    $    224,270
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    34,187,882     49,046,329      6,720,795      11,529,547
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (16,268,429)    17,165,463     (2,889,750)        708,714
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    21,426,872     69,995,793      4,624,271      12,462,531
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............    (2,739,489)    (1,873,467)      (898,849)             --
 Class B...............      (242,728)            --             --              --
From net realized gain
 on investments:
 Class A...............   (42,025,433)   (18,918,527)            --              --
 Class B...............    (6,987,605)    (3,509,826)            --              --
                         ------------   ------------   ------------    ------------
    Total Dividends and
          Distributions   (51,995,255)   (24,301,820)      (898,849)             --
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    37,128,403     67,359,951      8,544,055      18,153,575
 Class B...............     9,729,989     15,364,930      2,008,794       5,057,010
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............    44,183,612     20,513,434        881,023              --
 Class B...............     7,145,865      3,468,845             --              --
Shares redeemed:
 Class A...............   (37,162,975)   (64,127,304)   (12,108,140)    (23,047,215)
 Class B...............   (12,142,070)   (23,145,674)    (5,021,284)    (10,086,567)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    48,882,824     19,434,182     (5,695,552)     (9,923,197)
                         ------------   ------------   ------------    ------------
         Total Increase
             (Decrease)    18,314,441     65,128,155     (1,970,130)      2,539,334
NET ASSETS
Beginning of period....   531,953,491    466,825,336    149,702,885     147,163,551
                         ------------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $550,267,932   $531,953,491   $147,732,755    $149,702,885
                         ============   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  2,583,206   $  2,058,004   $    110,109    $    215,732
                         ============   ============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold:
 Class A...............       883,602      1,642,290        463,020       1,055,448
 Class B...............       243,958        393,308        113,513         306,000
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............     1,062,627        524,602         46,664              --
 Class B...............       181,510         93,299             --              --
Shares redeemed:
 Class A...............      (884,098)    (1,565,497)      (656,683)     (1,335,091)
 Class B...............      (304,394)      (594,335)      (282,864)       (610,979)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)     1,183,205        493,667       (316,350)       (584,622)
                         ============   ============   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                PRINCIPAL                    PRINCIPAL
                             PARTNERS EQUITY             PARTNERS LARGECAP
                            GROWTH FUND, INC.            BLEND FUND, INC.
---------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS        YEAR
                           ENDED         ENDED         ENDED           ENDED
                         APRIL 30,    OCTOBER 31,    APRIL 30,      OCTOBER 31,
                            2005          2004          2005           2004
                        ------------  ------------  ------------  ---------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    15,098   $  (520,363)  $   212,466    $    (64,094)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........      442,828       978,099       919,214       4,198,505
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     (444,551)    1,337,304       489,363          46,715
                         -----------   -----------   -----------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations       13,375     1,795,040     1,621,043       4,181,126
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:...............
 Class A...............           --            --      (225,055)             --
From net realized gain
 on investments:.......
 Class A...............           --            --    (1,392,371)             --
 Class B...............           --            --      (610,842)             --
                         -----------   -----------   -----------    ------------
    Total Dividends and
          Distributions           --            --    (2,228,268)             --
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    4,728,967    10,170,326     8,204,964      18,613,108
 Class B...............    1,653,090     3,094,708     3,997,572       5,662,852
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............           --            --     1,590,474              --
 Class B...............           --            --       607,423              --
Shares redeemed:
 Class A...............   (5,182,660)   (9,552,550)   (4,195,719)    (11,559,665)
 Class B...............   (2,135,379)   (3,251,534)   (1,424,031)     (3,106,606)
                         -----------   -----------   -----------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions     (935,982)      460,950     8,780,683       9,609,689
                         -----------   -----------   -----------    ------------
         Total Increase
             (Decrease)     (922,607)    2,255,990     8,173,458      13,790,815
NET ASSETS
Beginning of period....   60,166,203    57,910,213    61,647,500      47,856,685
                         -----------   -----------   -----------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $59,243,596   $60,166,203   $69,820,958    $ 61,647,500
                         ===========   ===========   ===========    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    15,098   $        --   $   (12,589)   $         --
                         ===========   ===========   ===========    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold:
 Class A...............      629,387     1,412,232       810,814       1,921,625
 Class B...............      228,225       443,531       405,553         598,765
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............           --            --       156,844              --
 Class B...............           --            --        61,793              --
Shares redeemed:
 Class A...............     (689,460)   (1,333,057)     (415,179)     (1,180,990)
 Class B...............     (294,609)     (469,293)     (144,635)       (324,052)
                         -----------   -----------   -----------    ------------
Net Increase (Decrease)     (126,457)       53,413       875,190       1,015,348
                         ===========   ===========   ===========    ============

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                 PRINCIPAL                   PRINCIPAL
                             PARTNERS LARGECAP            PARTNERS MIDCAP
                             VALUE FUND, INC.            GROWTH FUND, INC.
---------------------------------------------------------------------------------
                         SIX MONTHS       YEAR        SIX MONTHS        YEAR
                           ENDED          ENDED         ENDED          ENDED
                         APRIL 30,     OCTOBER 31,    APRIL 30,     OCTOBER 31,
                            2005          2004           2005           2004
                        ------------  -------------  ------------  --------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   275,201   $    338,775   $  (271,098)   $  (556,847)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........    1,486,166      1,882,348     1,821,677      2,923,337
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....      880,994      3,542,087      (466,080)    (2,050,663)
                         -----------   ------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    2,642,361      5,763,210     1,084,499        315,827
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............     (398,434)      (235,301)           --             --
 Class B...............      (21,202)            --            --             --
From net realized gain
 on investments:
 Class A...............     (609,214)            --            --             --
 Class B...............     (247,741)            --            --             --
                         -----------   ------------   -----------    -----------
    Total Dividends and
          Distributions   (1,276,591)      (235,301)           --             --
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    8,577,607     17,869,651     2,741,831      8,880,482
 Class B...............    3,578,356      6,152,628     1,144,970      3,032,286
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............      984,090        200,183            --             --
 Class B...............      265,938             --            --             --
Shares redeemed:
 Class A...............   (5,062,651)   (12,840,726)   (3,384,861)    (8,690,656)
 Class B...............   (1,538,551)    (3,759,732)   (1,097,575)    (2,243,479)
                         -----------   ------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    6,804,789      7,622,004      (595,635)       978,633
                         -----------   ------------   -----------    -----------
         Total Increase
             (Decrease)    8,170,559     13,149,913       488,864      1,294,460
NET ASSETS
Beginning of period....   60,644,405     47,494,492    32,028,749     30,734,289
                         -----------   ------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $68,814,964   $ 60,644,405   $32,517,613    $32,028,749
                         ===========   ============   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   116,584   $    261,019   $  (271,098)   $        --
                         ===========   ============   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold:
 Class A...............      675,498      1,522,561       493,067      1,714,566
 Class B...............      287,194        531,166       211,557        600,005
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............       77,449         17,637            --             --
 Class B...............       20,262             --            --             --
Shares redeemed:
 Class A...............     (399,206)    (1,091,725)     (607,906)    (1,689,518)
 Class B...............     (122,879)      (322,368)     (203,706)      (450,085)
                         -----------   ------------   -----------    -----------
Net Increase (Decrease)      538,318        657,271      (106,988)       174,968
                         ===========   ============   ===========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                PRINCIPAL                    PRINCIPAL
                            PARTNERS SMALLCAP               REAL ESTATE
                            GROWTH FUND, INC.          SECURITIES FUND, INC.
----------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS         YEAR
                           ENDED         ENDED          ENDED           ENDED
                         APRIL 30,    OCTOBER 31,     APRIL 30,      OCTOBER 31,
                            2005          2004          2005            2004
                        ------------  ------------  -------------  ---------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  (197,641)  $  (331,099)  $    528,729    $  1,012,177
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........      763,479       858,701      1,464,704      10,586,325
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     (534,587)     (285,237)     4,887,581       6,462,427
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations       31,251       242,365      6,881,014      18,060,929
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............           --            --       (532,878)       (944,526)
 Class B...............           --            --        (87,582)       (193,072)
From net realized gain
 on investments:
 Class A...............           --            --     (8,142,816)       (816,595)
 Class B...............           --            --     (2,507,145)       (267,798)
                         -----------   -----------   ------------    ------------
    Total Dividends and
          Distributions           --            --    (11,270,421)     (2,221,991)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    1,589,692     5,461,965     14,699,984      24,158,930
 Class B...............    1,143,842     2,386,255      3,475,559       7,215,153
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............           --            --      8,356,532       1,471,107
 Class B...............           --            --      2,528,303         365,391
Shares redeemed:
 Class A...............   (1,294,902)   (2,710,168)   (10,727,659)    (21,504,048)
 Class B...............     (475,855)     (783,669)    (2,841,297)     (7,445,850)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions      962,777     4,354,383     15,491,422       4,260,683
                         -----------   -----------   ------------    ------------
Redemption fees - Class
 A.....................           --            --             --             320
                         -----------   -----------   ------------    ------------
         Total Increase
             (Decrease)      994,028     4,596,748     11,102,015      20,099,941
NET ASSETS
Beginning of period....   19,106,648    14,509,900     81,463,784      61,363,843
                         -----------   -----------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $20,100,676   $19,106,648   $ 92,565,799    $ 81,463,784
                         ===========   ===========   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  (197,641)  $        --   $    (26,781)   $     64,950
                         ===========   ===========   ============    ============

INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold:
 Class A...............      270,589       990,773        951,502       1,674,101
 Class B...............      200,274       444,896        225,938         501,692
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............           --            --        544,308         104,577
 Class B...............           --            --        165,979          26,417
Shares redeemed:
 Class A...............     (220,319)     (497,525)      (700,978)     (1,527,874)
 Class B...............      (83,669)     (149,112)      (187,317)       (534,738)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)      166,875       789,032        999,432         244,175
                         ===========   ===========   ============    ============

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                 PRINCIPAL                     PRINCIPAL
                                  SMALLCAP                     TAX-EXEMPT
                                 FUND, INC.                 BOND FUND, INC.
------------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS         YEAR
                            ENDED          ENDED          ENDED           ENDED
                          APRIL 30,     OCTOBER 31,     APRIL 30,      OCTOBER 31,
                            2005           2004           2005            2004
                        -------------  -------------  -------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   (395,083)  $   (966,147)  $  3,207,118    $  6,830,785
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........     7,239,462     19,381,225      1,875,968       2,705,514
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    (1,848,417)    (8,345,060)    (2,830,187)       (182,669)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     4,995,962     10,070,018      2,252,899       9,353,630
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............            --             --     (2,969,198)     (6,135,989)
 Class B...............            --             --       (162,056)       (351,203)
From net realized gain
 on investments:
 Class A...............            --             --     (2,775,228)       (452,779)
 Class B...............            --             --       (179,911)        (32,304)
                         ------------   ------------   ------------    ------------
    Total Dividends and
          Distributions            --             --     (6,086,393)     (6,972,275)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............     7,912,153     14,739,279      7,012,883      11,019,703
 Class B...............     2,884,069      5,228,035        298,437         892,740
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............            --             --      4,645,846       4,813,510
 Class B...............            --             --        284,120         280,350
Shares redeemed:
 Class A...............    (8,466,402)   (13,597,490)   (13,606,019)    (29,485,901)
 Class B...............    (3,162,843)    (5,298,877)    (2,275,789)     (3,862,107)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions      (833,023)     1,070,947     (3,640,522)    (16,341,705)
                         ------------   ------------   ------------    ------------
         Total Increase
             (Decrease)     4,162,939     11,140,965     (7,474,016)    (13,960,350)
NET ASSETS
Beginning of period....   106,848,090     95,707,125    177,672,315     191,632,665
                         ------------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $111,011,029   $106,848,090   $170,198,299    $177,672,315
                         ============   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   (395,083)  $         --   $    502,089    $    510,810
                         ============   ============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold:
 Class A...............       787,598      1,663,168        574,488         888,295
 Class B...............       303,666        620,532         24,195          71,670
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............            --             --        382,211         389,153
 Class B...............            --             --         23,230          22,566
Shares redeemed:
 Class A...............      (844,389)    (1,539,055)    (1,110,337)     (2,385,604)
 Class B...............      (332,708)      (632,723)      (185,977)       (310,527)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)       (85,833)       111,922       (292,190)     (1,324,447)
                         ============   ============   ============    ============

See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

1. ORGANIZATION

Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Equity Income Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Blue Chip Fund, Inc., Principal Partners Equity Growth Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners LargeCap Value Fund, Inc., Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Securities Fund, Inc., Principal SmallCap Fund, Inc., and Principal Tax-Exempt Bond Fund, Inc. (the "Funds") are registered under the Investment Company Act of 1940, as amended, as open-end diversified management investment companies and operate in the mutual fund industry.

Each fund offers both Class A shares and Class B shares to the public (with the exception of Principal LargeCap Stock Index Fund, Inc. and Principal Limited Term Bond Fund, Inc. which only offer Class A shares.) Class A shares generally are sold with an initial sales charge (with the exception of Principal Cash Management Fund, Inc. which are sold at net asset value) based on declining rates and certain purchases may be subject to a contingent deferred sales charge ("CDSC") if redeemed within eighteen months of purchase. Class B shares are sold without an initial sales charge, but bear higher ongoing distribution fees and are subject to a declining CDSC on certain redemptions made within six years of purchase. Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), seven years after purchase. Both classes of shares for each fund represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by each of the Funds' respective Board of Directors. In addition, the Board of Directors of each fund declares separate dividends on each class of shares.

Effective March 1, 2004, Principal Utilities Fund, Inc. and Principal Real Estate Fund, Inc. changed their names to Principal Equity Income Fund, Inc. and Principal Real Estate Securities Fund, Inc., respectively.

On February 24, 2005, the Board of Directors of each fund approved an Agreement and Plan of Reorganization whereby, subject to approval by the shareholders of each fund, Principal Investors Fund, Inc. will acquire all the assets of each fund subject to the liabilities of such fund, in exchange for a number of shares equal to the pro rata net assets of shares of a series of Principal Investors Fund, Inc.

Effective February 28, 2005, Class B shares of Principal LargeCap Stock Index Fund, Inc. and Principal Limited Term Bond Fund, Inc. were discontinued and exchanged into Class A shares. Principal LargeCap Stock Index Fund, Inc. and Principal Limited Term Bond Fund, Inc. exchanged $14,206,333 and $16,953,682, respectively.

During 2002 and 2003, the Principal Financial Group (parent company of Principal Financial Services, Inc.), on behalf of certain of the funds, initiated litigation against two investment banking firms. The litigation alleged improper sales practices. As a result of mediation, certain of the funds are entitled to a settlement that is reflected as litigation on the statements of assets and liabilities and have recognized a realized gain included as a component of realized gain (loss) from investment transactions on the statements of operations.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:



SECURITY VALUATION . The Funds (with the exception of Principal Cash Management Fund, Inc.) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the "Manager") under procedures established and periodically reviewed by each fund's Board of Directors.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the fund's net asset value are ordinarily not reflected in the fund's net asset value. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the fund's net asset value are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by each fund's Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security's fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each fund invests in foreign securities listed on foreign exchanges which trade on days on which the fund does not determine its net asset value, for example weekends and other customary national U.S. holidays, each fund's net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by each fund's Board of Directors as may occasionally be necessary.

Short-term securities are valued at amortized cost, which approximates market. Principal Cash Management Fund, Inc. values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund.

CURRENCY TRANSLATION. . Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the London Exchange. The identified cost of the fund holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

INCOME AND INVESTMENT TRANSACTIONS. . The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Principal Cash Management Fund, Inc.) of each class.

EXPENSES. . Expenses directly attributed to a fund are charged to that fund. Other fund expenses not directly attributed to a fund are apportioned among the funds managed by Principal Management Corporation.

The Funds allocate all expenses daily (other than class-specific expenses) to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Principal Cash Management Fund, Inc.) of each class. Class-specific expenses charged to each class during the period ended April 30, 2005 are included separately in the statements of operations.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DISTRIBUTIONS TO SHAREHOLDERS. . With respect to Principal Cash Management Fund, Inc., all net investment income and any net realized gains and losses from investment transactions are declared as dividends daily to settled shares of record as of that day. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, net operating losses, amortization of premiums and discounts, expiring capital loss carryforwards, foreign currency transactions, sales of Passive Foreign Investment Companies, certain defaulted securities, losses deferred due to wash sales, futures contracts, swap agreements, certain preferred securities and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Principal Real Estate Securities Fund, Inc. receives substantial distributions from holdings in Real Estate Investment Trusts ("REITs"). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of its income and distributions for financial statement purposes. Due to the nature of REIT investments, a portion of the distributions received by the Fund may represent a return of capital.

FEDERAL INCOME TAXES . No provision for federal income taxes is considered necessary because each fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

FOREIGN TAXES . Certain of the funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon disposition of Indian securities held by the Funds are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. The Funds accrue an estimated deferred tax liability for future gains on Indian securities. At April 30, 2005, Principal International Emerging Markets Fund, Inc. had no deferred tax liability and approximate capital loss carryforwards of $1,015,000 that expire between 2009 and 2013 and Principal International Fund, Inc. had a foreign tax refund receivable of $378, deferred tax liability of $291 and no capital loss carryforward, relating to Indian securities.

REDEMPTION AND EXCHANGE FEES . The Funds, except Principal Cash Management Fund, Inc., will impose a redemption or exchange fee on redemptions or exchanges of $30,000 or more of Class A shares redeemed or exchanged within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption or exchanged amount. The fee is paid to the fund and is intended to offset the trading costs, market impact, and other costs associated with short-term money movement in and out of the Funds. These amounts are reflected in the statements of changes in net assets.

3. OPERATING POLICIES

FUTURES CONTRACTS . The Funds may enter into futures contracts for both hedging and non-hedging purposes. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund's cost basis in the contract.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
3. OPERATING POLICIES (CONTINUED)

INDEMNIFICATION. . Under the Funds' by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Funds enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be against the fund that have not yet occurred.

JOINT TRADING ACCOUNT . Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the Funds' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

LINE OF CREDIT. . The Funds participate with other funds managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .50%. Additionally, a commitment fee is charged at the annual rate of .09% on the amount of the line of credit. The commitment fee is allocated among the participating funds in proportion to their average net assets during each calendar quarter. At April 30, 2005 the Funds had no outstanding borrowing under the line of credit.

REBATES AND CREDITS . Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain from investment transactions in the statements of operations. Additionally, certain of the Funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances is used to offset a portion of each fund's expenses. Custodian fees in the statements of operations are presented before reduction for credits, which are reflected as fees paid indirectly.

REPURCHASE AGREEMENTS . The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. When repurchase agreement investments are made as part of the Funds' securities lending program, the collateral is in the possession of the Funds' lending agent or a third party agent. The collateral is evaluated daily by the lending agent to ensure the value is maintained, at a minimum, in an amount equal to the principal amount plus accrued interest of each repurchase agreement. In the event of default on the obligation to repurchase, the fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Fund could experience delays in the realization of the collateral.

RESTRICTED SECURITIES. . Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in each applicable fund's schedule of investments.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
3. OPERATING POLICIES (CONTINUED)

SECURITIES LENDING. . Certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. Each applicable fund receives collateral (in the form of U.S. government securities, U.S. government agency securities, letters of credit, and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. Cash collateral received is usually invested in short-term securities. The market value of loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of April 30, 2005, the Funds had securities on loan as follows:

                                                   VALUE OF         VALUE OF
                                               SECURITIES LOANED   COLLATERAL
                                               -----------------   ----------
 Principal Balanced Fund, Inc.                    $   173,288      $   177,500
 Principal International Emerging Markets             948,576        1,068,544
 Fund, Inc.
 Principal International Fund, Inc.                42,388,570       44,462,316
 Principal International SmallCap Fund, Inc.       11,244,146       11,553,368
 Principal LargeCap Stock Index Fund, Inc.            268,003          282,000
 Principal Limited Term Bond Fund, Inc.               154,243          158,360
 Principal Partners Blue Chip Fund, Inc.              497,379          508,000
 Principal SmallCap Fund, Inc.                      9,488,072        9,850,000

SWAP AGREEMENTS. . Certain of the Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk. Swaps are marked-to-market daily; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. Periodic payments received or made at the end of each measurement period are recorded as realized gain or loss on the statements of operations. Upon termination of the swap agreement, the fund recognizes a realized gain or loss. Notional principal amounts are used to express the extent of involvement in these contracts, but the potential amounts subject to loss are much lower. Risks may exceed amounts shown on the statement of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the funds' schedules of investments.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES

MANAGEMENT SERVICES . The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each fund's average daily net assets. The annual rates used in this calculation are as follows:

                                    NET ASSETS OF FUNDS (IN MILLIONS)
                             ---------------------------------------------
                              FIRST      NEXT      NEXT      NEXT       OVER
                               $100      $100      $100      $100       $400
                              -----      ----      ----      ----       ----
Principal Balanced Fund,       .60%      .55%      .50%      .45%       .40%
Inc.
Principal Bond Fund, Inc.      .50       .45       .40       .35        .30
Principal Cash Management      .50       .45       .40       .35        .30
Fund, Inc.
Principal Equity Income        .60       .55       .50       .45        .40
Fund, Inc.
Principal Government           .50       .45       .40       .35        .30
Securities Income Fund,
Inc.
Principal International       1.25      1.20      1.15      1.10       1.05
Emerging Markets Fund, Inc.
Principal International       1.20      1.15      1.10      1.05       1.00
SmallCap Fund, Inc.
Principal Limited Term Bond    .50       .45       .40       .35        .30
Fund, Inc.
Principal MidCap Fund, Inc.    .65       .60       .55       .50        .45
Principal Real Estate          .90       .85       .80       .75        .70
Securities Fund, Inc.
Principal SmallCap Fund,       .85       .80       .75       .70        .65
Inc.
Principal Tax-Exempt Bond      .50       .45       .40       .35        .30
Fund, Inc.

                                      NET ASSETS OF FUNDS (IN MILLIONS)
                                 ----------------------------------------
                                  FIRST    NEXT     NEXT     NEXT       OVER
                                  $250     $250     $250     $250      $1,000
                                  -----    ----     ----     ----      ------
Principal Capital Value Fund,     .60%     .55%     .50%     .45%       .40%
Inc.
Principal Growth Fund, Inc.       .60      .55      .50      .45        .40
Principal International Fund,     .85      .80      .75      .70        .65
Inc.
Principal Partners Blue Chip      .60      .55      .50      .45        .40
Fund, Inc.
Principal Partners Equity         .75      .70      .65      .60        .55
Growth Fund, Inc.
Principal Partners LargeCap       .75      .70      .65      .60        .55
Blend Fund, Inc.
Principal Partners LargeCap       .75      .70      .65      .60        .55
Value Fund, Inc.
Principal Partners SmallCap       .90      .85      .80      .75        .70
Growth Fund, Inc.

                                              OVERALL FEE
                                             -------------
Principal LargeCap Stock Index Fund, Inc.        .35%
Principal Partners MidCap Growth Fund, Inc.      .90



The Funds also reimburse the Manager for transfer and administrative services, including the cost of accounting, data processing, supplies and other services rendered.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Manager has voluntarily agreed to limit the fund's expenses for certain of the Funds. The limits are expressed as a percentage of average daily net assets attributable to each class on an annualized basis during the reporting period. The limits may be changed at any time. The operating expense limits are as follows:

                                     PERIOD FROM                PERIOD FROM
                                   NOVEMBER 1, 2004            MARCH 1, 2005
                              THROUGH FEBRUARY 28, 2005    THROUGH APRIL 30, 2005
                              --------------------------  -----------------------
                                CLASS A       CLASS B       CLASS A       CLASS B
                              ------------  ------------  -----------  -------------
 Principal Capital               1.03%          N/A          1.03%          N/A
 Value Fund, Inc.
 Principal Equity                1.35          2.10%         1.35          2.10%
 Income Fund, Inc.
 Principal                       1.63           N/A          1.63           N/A
 International Fund,
 Inc.
 Principal                       2.00          2.75          2.00          2.75
 International SmallCap
 Fund, Inc.
 Principal LargeCap               .90          1.25           .90           N/A
 Stock Index Fund, Inc.
 Principal Partners              1.65          2.40          1.65          2.40
 Equity Growth Fund,
 Inc.
 Principal Partners              1.45          2.20          1.45          2.20
 LargeCap Blend Fund,
 Inc.
 Principal Partners              1.45          2.20          1.45          2.20
 LargeCap Value Fund,
 Inc.
 Principal Partners              1.75          2.50          1.75          2.50
 MidCap Growth Fund,
 Inc.
 Principal Partners              1.95          2.70          1.95          2.70
 SmallCap Growth Fund,
 Inc.

DISTRIBUTION FEES . The Funds bear distribution fees with respect to each class computed at an annual rate of up to .25% for Class A shares and 1.00% for Class B shares of the average daily net assets attributable to each class of each fund with the exception of the following funds:

                                             CLASS A     CLASS B
                                             -------     -------
 Principal Cash Management Fund, Inc.         N/A         1.00%
 Principal LargeCap Stock Index Fund, Inc.    .15%         N/A
 Principal Limited Term Bond Fund, Inc.       .15          N/A

Distribution fees are paid to Princor Financial Services Corporation, the principal underwriter. A portion of the fees is subsequently remitted to retail dealers, if applicable. Pursuant to the distribution agreements for Class A and Class B shares, fees that are unused by the principal underwriter at the end of the fiscal year are returned to the respective fund which generated the excess.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

SALES CHARGES . Princor Financial Services Corporation, as principal underwriter, receives proceeds of any CDSC on certain Class A and Class B share redemptions. The charge for Class A shares is .75% (.25% for Principal LargeCap Stock Index Fund, Inc. and Principal Limited Term Bond Fund, Inc.) of the lesser of current market value or the cost of the shares redeemed. The charge for Class B shares is based on declining rates which begin at 4.00% of the lesser of current market value or the cost of shares being redeemed. Princor Financial Services Corporation also retains sales charges on sales of Class A shares (with the exception of Principal Cash Management Fund, Inc.) based on declining rates which begin at 1.50% for Principal LargeCap Stock Index Fund, Inc. and Principal Limited Term Bond Fund, Inc., 4.75% for Principal Bond Fund, Inc., Principal Government Securities Income Fund, Inc., and Principal Tax Exempt Bond Fund, Inc., and 5.75% for all other Funds. The aggregate amounts of these charges retained by Princor Financial Services Corporation for the year ended April 30, 2005, were as follows:

                                                        CLASS A     CLASS B
                                                       ---------  -----------
 Principal Balanced Fund, Inc.                         $136,909     $20,066
 Principal Bond Fund, Inc.                              230,407      36,569
 Principal Capital Value Fund, Inc.                     268,618      26,564
 Principal Cash Management Fund, Inc.                        53       9,567
 Principal Equity Income Fund, Inc.                     181,836      13,440
 Principal Government Securities Income Fund, Inc.      260,549      75,416
 Principal Growth Fund, Inc.                            274,957      39,266
 Principal International Emerging Markets Fund, Inc.     95,056       3,574
 Principal International Fund, Inc.                     246,390      19,597
 Principal International SmallCap Fund, Inc.            136,745       9,720
 Principal LargeCap Stock Index Fund, Inc.               60,476       5,671
 Principal Limited Term Bond Fund, Inc.                  75,113       7,021
 Principal MidCap Fund, Inc.                            760,457      52,000
 Principal Partners Blue Chip Fund, Inc.                146,468      27,373
 Principal Partners Equity Growth Fund, Inc.            110,677      16,404
 Principal Partners LargeCap Blend Fund, Inc.           208,643      20,709
 Principal Partners LargeCap Value Fund, Inc.           211,375      17,650
 Principal Partners MidCap Growth Fund, Inc.             69,623      12,112
 Principal Partners SmallCap Growth Fund, Inc.           51,234       5,832
 Principal Real Estate Securities Fund, Inc.            271,142      12,148
 Principal SmallCap Fund, Inc.                          175,398      19,014
 Principal Tax-Exempt Bond Fund, Inc.                    82,648      10,995

AFFILIATED OWNERSHIP . At April 30, 2005, Principal Life Insurance Company (an affiliate of the Manager), affiliates of Principal Life Insurance Company and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows:

                                                        CLASS A      CLASS B
                                                      -----------  -----------
 Principal Bond Fund, Inc.                               338,904          --
 Principal Capital Value Fund, Inc.                    1,669,668          --
 Principal Cash Management Fund, Inc.                 18,020,478          --
 Principal Government Securities Income Fund, Inc.       107,290          --
 Principal International Emerging Markets Fund, Inc.     981,190          --
 Principal International Fund, Inc.                    3,240,152          --
 Principal Limited Term Bond Fund, Inc.                  685,587          --
 Principal Partners SmallCap Growth Fund, Inc.           399,265     100,000

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

For the period ended April 30, 2005, information, on a federal tax basis, regarding affiliated securities held by the funds was as follows:

                         OCTOBER 31, 2004         PURCHASES              SALES         APRIL 30,2005
                         -----------------  ----------------------  ----------        ---------------
                         SHARES     COST    SHARES            COST  SHARES  PROCEEDS  SHARES    COST
                         -------  --------  ------            ----  ------  --------  ------  ---------
 PRINCIPAL LARGECAP
 STOCK INDEX FUND, INC.
   Principal Financial    1,884   $54,798     13              $511    --       $--    1,897    $55,309
 Group
    (parent company of
 Principal Financial
 Services, Inc.)


                                             DIVIDENDS      REALIZED GAIN/LOSS
                                             ---------      ------------------
 PRINCIPAL LARGECAP STOCK INDEX FUND,
 INC.
   Principal Financial Group                  $1,036                $--
    (parent company of Principal
 Financial Services, Inc.)

AFFILIATED BROKERAGE COMMISSIONS . With respect to Principal Equity Income Fund, Inc., $8,929 of brokerage commissions were paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group. Brokerage
commissions were paid to affiliates of sub-advisors by   Principal Partners
LargeCap Value Fund, Inc. in the amount $16,155.

5. INVESTMENT TRANSACTIONS

For the period ended April 30, 2005, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows:

                                          PURCHASES       SALES
                                         ------------  ------------
 Principal Balanced Fund, Inc.           $ 68,495,462  $ 69,711,671
 Principal Bond Fund, Inc.                180,813,625   179,129,040
 Principal Capital Value Fund, Inc.       223,065,872   242,208,841
 Principal Equity Income Fund, Inc.        46,472,455    36,414,186
 Principal Government Securities Income   590,192,547   466,074,930
 Fund, Inc.
 Principal Growth Fund, Inc.              317,936,717   345,778,502
 Principal International Emerging          55,110,413    53,951,494
 Markets Fund, Inc.
 Principal International Fund, Inc.       170,817,428   185,160,924
 Principal International SmallCap Fund,    45,358,521    42,360,556
 Inc.
 Principal LargeCap Stock Index Fund,       8,537,596     6,034,277
 Inc.
 Principal Limited Term Bond Fund, Inc.    51,136,296    58,186,392
 Principal MidCap Fund, Inc.              139,330,665   133,287,485
 Principal Partners Blue Chip Fund,        52,799,811    58,196,453
 Inc.
 Principal Partners Equity Growth Fund,    23,677,560    24,698,398
 Inc.
 Principal Partners LargeCap Blend         22,257,696    14,783,414
 Fund, Inc.
 Principal Partners LargeCap Value         13,728,313     7,911,368
 Fund, Inc.
 Principal Partners MidCap Growth Fund,    20,298,028    21,707,213
 Inc.
 Principal Partners SmallCap Growth         3,018,186     2,745,289
 Fund, Inc.
 Principal Real Estate Securities Fund,    17,087,652    10,602,831
 Inc.
 Principal SmallCap Fund, Inc.             95,256,383    93,539,033
 Principal Tax-Exempt Bond Fund, Inc.      42,454,783    49,785,757

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS (CONTINUED)

For the period ended April 30, 2005, the cost of U.S. government securities purchased and proceeds from U.S government securities sold (not including short-term investments) by the Funds were as follows:

                                          PURCHASES       SALES
                                         ------------  ------------
 Principal Balanced Fund, Inc.           $  1,147,325  $  1,972,313
 Principal Bond Fund, Inc.                  7,317,061     9,252,306
 Principal Government Securities Income   120,856,160   210,219,187
 Fund, Inc.
 Principal Limited Term Bond Fund, Inc.    10,349,798     6,888,902

The Funds may trade portfolio securities on a "to-be-announced" ("TBA") or when-issued basis. In a TBA or when-issued transaction, the fund commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the fund, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The value of the securities purchased on a TBA or when-issued basis are identified as such in each fund's schedule of investments.

6. FEDERAL TAX INFORMATION

DISTRIBUTIONS TO SHAREHOLDERS . The federal income tax character of distributions paid for six month period ended April 30, 2005 and the year ended October 31, 2004 were as follows:

                                ORDINARY INCOME       LONG-TERM CAPITAL GAIN
                                ------------          -------------
                               2005        2004         2005          2004
                               ----        ----         ----          ----
 Principal Balanced Fund,   $  967,461  $ 1,424,158  $        --   $        --
 Inc.
 Principal Bond Fund, Inc.   4,941,451    8,549,624           --            --
 Principal Capital Value     3,739,501    3,573,078           --            --
 Fund, Inc.
 Principal Cash Management   2,808,300    1,884,725           --            --
 Fund, Inc.
 Principal Equity Income     1,614,425    2,609,339           --            --
 Fund, Inc.
 Principal Government        5,308,267   14,147,381           --            --
 Securities Income Fund,
 Inc.
 Principal Growth Fund,             --           --           --            --
 Inc.
 Principal International            --           --    2,657,614            --
 Emerging Markets Fund,
 Inc.
 Principal International     2,042,242    1,655,792           --            --
 Fund, Inc.
 Principal International         2,596           --           --            --
 SmallCap Fund, Inc.
 Principal LargeCap Stock      668,163      376,857           --            --
 Index Fund, Inc.
 Principal Limited Term      2,576,529    5,131,919           --            --
 Bond Fund, Inc.
 Principal MidCap Fund,      7,578,360    4,848,215   44,416,895    19,453,605
 Inc.
 Principal Partners Blue       898,849           --           --            --
 Chip Fund, Inc.
 Principal Partners Equity          --           --           --            --
 Growth Fund, Inc.
 Principal Partners            648,161           --    1,580,107            --
 LargeCap Blend Fund, Inc.
 Principal Partners            419,636      235,301      856,955            --
 LargeCap Value Fund, Inc.
 Principal Partners MidCap          --           --           --            --
 Growth Fund, Inc.
 Principal Partners                 --           --           --            --
 SmallCap Growth Fund,
 Inc.
 Principal Real Estate       2,397,979    1,137,598    8,872,442     1,084,393
 Securities Fund, Inc.
 Principal SmallCap Fund,           --           --           --            --
 Inc.
 Principal Tax-Exempt Bond   3,131,255    6,511,831    2,955,138       460,444
 Fund, Inc.


For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
6. FEDERAL TAX INFORMATION (CONTINUED)

DISTRIBUTABLE EARNINGS. . As of October 31, 2004, the components of distributable earnings on a federal tax basis were as follows:

                                     UNDISTRIBUTED          UNDISTRIBUTED
                                     ORDINARY INCOME   LONG-TERM CAPITAL GAINS
                                    ----------------   -----------------------
 Principal Balanced Fund, Inc.         $  223,236            $        --
 Principal Bond Fund, Inc.                870,444                     --
 Principal Capital Value Fund,
 Inc.                                   2,561,515                     --
 Principal Cash Management Fund,
 Inc.                                          --                     --
 Principal Equity Income Fund,
 Inc.                                     264,678                     --
 Principal Government Securities
 Income Fund, Inc.                        231,304                     --
 Principal Growth Fund, Inc.                   --                     --
 Principal International Emerging
 Markets Fund, Inc.                            --              2,657,796
 Principal International Fund,
 Inc.                                   1,688,520                     --
 Principal International SmallCap
 Fund, Inc.                                 2,431                     --
 Principal LargeCap Stock Index
 Fund, Inc.                               354,642                     --
 Principal Limited Term Bond Fund,
 Inc.                                      41,626                     --
 Principal MidCap Fund, Inc.            6,654,594             44,417,448
 Principal Partners Blue Chip
 Fund, Inc.                               215,732                     --
 Principal Partners Equity Growth
 Fund, Inc.                                    --                     --
 Principal Partners LargeCap Blend
 Fund, Inc.                               423,573              1,580,599
 Principal Partners LargeCap Value
 Fund, Inc.                               261,019                857,031
 Principal Partners MidCap Growth
 Fund, Inc.                                    --                     --
 Principal Partners SmallCap
 Growth Fund, Inc.                             --                     --
 Principal Real Estate Securities
 Fund, Inc.                             1,843,042              8,872,570
 Principal SmallCap Fund, Inc.                 --                     --
 Principal Tax-Exempt Bond Fund,
 Inc.                                     138,202              2,955,538

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
6. FEDERAL TAX INFORMATION (CONTINUED)



CAPITAL LOSS CARRYFORWARDS . Capital loss carryforwards are losses that can be used to offset future capital gains of the fund. At October 31, 2004, the Funds had approximate net capital loss carryforwards as follows:

                                                  NET CAPITAL LOSS CARRYFORWARD EXPIRING IN:                             ANNUAL
                             2005     2006    2007       2008        2009         2010         2011        2012       LIMITATIONS*
                             ----     ----    ----       ----        ----         ----         ----        ----       ------------
 Principal Balanced Fund,                    $    --  $       --  $        --  $11,458,000  $       --  $        --     $     --
 Inc.                      $     --  $   --
 Principal Bond Fund,                             --   6,331,000    5,680,000    1,281,000          --           --      902,000
 Inc.                            --      --
 Principal Capital Value                          --          --           --    3,598,000          --           --           --
 Fund, Inc.                      --      --
 Principal Equity Income                          --          --    1,311,000   18,782,000   3,744,000           --           --
 Fund, Inc.                      --      --
 Principal Government
 Securities                                    6,000     941,000           --    1,635,000   2,041,000    2,596,000           --
   Income Fund, Inc.        776,000      --
 Principal Growth Fund,                           --               54,099,000   98,171,000   2,166,000   14,931,000      450,000
 Inc.                            --      --
 Principal International                          --     402,000   17,496,000   46,940,000   9,842,000       11,000      370,000
 Fund, Inc.                      --      --
 Principal International
 SmallCap                                         --          --           --      367,000   3,073,000           --           --
   Fund, Inc.                    --      --
 Principal LargeCap Stock
 Index
   Fund, Inc.                    --      --       --          --      750,000    1,755,000          --           --           --
 Principal Limited Term
 Bond
   Fund, Inc.                21,000   9,000   32,000     264,000      197,000      894,000          --    1,572,000           --
 Principal Partners Blue
 Chip                                             --          --           --    6,699,000   18,843,000          --           --
   Fund, Inc.                    --      --
 Principal Partners
 Equity Growth
   Fund, Inc.                    --      --       --   3,181,000   15,271,000    7,931,000          --      115,000      215,000
 Principal Partners
 MidCap Growth
   Fund, Inc.                    --      --       --          --    6,908,000    5,044,000          --           --      299,000
 Principal Partners
 SmallCap
   Growth Fund, Inc.             --               --          --    1,333,000    3,612,000          --           --
 Principal SmallCap Fund,                         --          --           --   16,844,000          --           --
 Inc.                            --      --


*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain fund's losses have been subjected to an annual limitation.

                            SCHEDULE OF INVESTMENTS
                         PRINCIPAL BALANCED FUND, INC.

                           APRIL 30, 2005 (UNAUDITED)

                                                  Shares
                                                   Held                    Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (64.55%)
ADVERTISING AGENCIES (0.04%)
                                                                     $
 Omnicom Group                                        460                  38,134
ADVERTISING SERVICES (0.07%)
 WPP Group                                          1,233                  66,718
AEROSPACE & DEFENSE (0.37%)
 Boeing                                             1,198                  71,305
 Northrop Grumman                                   4,445                 243,764
 Rockwell Collins                                   1,280                  58,726
 United Industrial                                    226                   6,353
                                                                          380,148
AEROSPACE & DEFENSE EQUIPMENT (0.91%)
 Armor Holdings /1/                                 1,381                  48,349
 General Dynamics                                   2,929                 307,692
 Lockheed Martin                                    3,700                 225,515
 Moog /1/                                             724                  21,582
 Orbital Sciences /1/                               1,619                  15,089
 United Defense Industries                            415                  30,702
 United Technologies                                2,756                 280,340
                                                                          929,269
AGRICULTURAL OPERATIONS (0.08%)
 Monsanto                                           1,320                  77,378
AIRLINES (0.00%)
 Pinnacle Airlines /1/                                 54                     558
APPAREL MANUFACTURERS (0.46%)
 Coach /1/                                          8,782                 235,358
 Guess? /1/                                         1,633                  21,262
 Liz Claiborne                                      2,710                  96,015
 Quiksilver /1/                                       691                  19,037
 VF                                                 1,660                  93,939
                                                                          465,611
APPLICATIONS SOFTWARE (1.38%)
 Citrix Systems /1/                                 2,475                  55,688
 Compuware /1/                                      5,820                  34,629
 Microsoft                                         46,718               1,181,965
 Parametric Technology /1/                          7,300                  38,836
 Quest Software /1/                                 3,284                  38,948
 Salesforce.com /1/                                   639                   9,253
 Serena Software /1/                                1,467                  27,917
 SS&C Technologies                                    873                  22,183
                                                                        1,409,419
ATHLETIC FOOTWEAR (0.28%)
 Nike                                               3,659                 281,048
AUDIO & VIDEO PRODUCTS (0.12%)
 Matsushita Electric Industrial                     4,650                  68,123
 Pioneer                                            1,400                  23,800
 Polycom /1/                                        1,970                  30,062
                                                                          121,985
AUTO-CARS & LIGHT TRUCKS (0.22%)
 Nissan Motor                                       5,146                 101,119
 Toyota Motor                                       1,646                 119,681
                                                                          220,800
                                                  Shares
                                                   Held                    Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.36%)
                                                                     $
 Oshkosh Truck                                        889                  66,809
 Paccar                                             3,107                 210,965
 Volvo                                              2,096                  84,825
                                                                          362,599
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.12%)
 Autoliv                                              920                  40,710
 Dana                                               1,046                  11,945
 Magna International                                  620                  37,901
 Tenneco Automotive /1/                             2,836                  36,386
                                                                          126,942
BEVERAGES-NON-ALCOHOLIC (1.07%)
 Coca-Cola                                         10,004                 434,574
 Cott /1/                                           2,035                  45,563
 Pepsico                                           11,017                 612,986
                                                                        1,093,123
BEVERAGES-WINE & SPIRITS (0.31%)
 Brown-Forman                                       4,185                 232,268
 Diageo                                             1,424                  85,084
                                                                          317,352
BREWERY (0.02%)
 SABMiller                                          1,626                  23,902
BROADCASTING SERVICES & PROGRAMMING (0.01%)
 4 Kids Entertainment /1/                             380                   7,661
BUILDING & CONSTRUCTION PRODUCTS-
MISCELLANEOUS (0.05%)
 NCI Building Systems /1/                             563                  18,252
 Simpson Manufacturing                              1,124                  30,348
                                                                           48,600
BUILDING PRODUCTS-AIR & HEATING (0.05%)
 American Standard                                  1,230                  54,993
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.16%)
 CRH                                                2,959                  73,694
 Eagle Materials                                      642                  48,311
 Texas Industries                                     879                  40,592
                                                                          162,597
BUILDING PRODUCTS-LIGHT FIXTURES (0.02%)
 Genlyte Group /1/                                    304                  24,119
BUILDING PRODUCTS-WOOD (0.03%)
 Universal Forest Products                            718                  27,327
BUILDING-MAINTENANCE & SERVICE (0.03%)
 Rollins                                            1,689                  33,341
BUILDING-MOBILE HOME & MANUFACTURED
HOUSING (0.01%)
 Thor Industries                                      226                   6,091
 Winnebago Industries                                 208                   6,061
                                                                           12,152
BUILDING-RESIDENTIAL & COMMERCIAL (0.48%)
 Brookfield Homes                                   1,082                  46,450
 Daiwa House Industry                                 152                  17,067
 DR Horton                                          1,413                  43,096
 Hovnanian Enterprises /1/                            550                  27,924
 KB Home                                            2,738                 156,066
                                                  Shares
                                                   Held                    Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-RESIDENTIAL & COMMERCIAL (CONTINUED)
                                                                     $
 M/I Homes                                            738                  33,727
 MDC Holdings                                         494                  32,298
 Pulte Homes                                        1,434                 102,459
 Technical Olympic USA                              1,382                  29,091
                                                                          488,178
CABLE TV (0.17%)
 Comcast /1/                                        5,430                 174,357
CASINO HOTELS (0.08%)
 Ameristar Casinos                                    412                  20,311
 Station Casinos                                      960                  61,949
                                                                           82,260
CELLULAR TELECOMMUNICATIONS (0.34%)
 Centennial Communications /1/                        643                   7,395
 mm02 /1/                                           3,474                  83,908
 Nextel Partners /1/                                3,220                  75,734
 Vodafone Group                                     6,962                 181,987
                                                                          349,024
CHEMICALS-DIVERSIFIED (0.65%)
 BASF                                                 638                  41,406
 Dow Chemical                                       7,600                 349,068
 FMC /1/                                            2,238                 109,662
 PPG Industries                                     2,400                 162,120
                                                                          662,256
CHEMICALS-SPECIALTY (0.29%)
 Albemarle                                            537                  19,660
 Cabot                                              2,632                  80,408
 Cytec Industries                                   1,390                  64,107
 Eastman Chemical                                     900                  48,600
 MacDermid                                            469                  14,234
 Sigma-Aldrich                                        680                  39,732
 Terra Industries /1/                               4,565                  29,535
                                                                          296,276
COATINGS & PAINT (0.08%)
 Sherwin-Williams                                   1,865                  83,123
COMMERCIAL BANKS (1.76%)
 Associated Banc-Corp                               3,090                  95,543
 Banco Santander Central Hispano                    9,918                 115,049
 Bank of Hawaii                                       882                  41,763
 Bank of Ireland                                    1,240                  76,012
 Bank of Nova Scotia                                3,340                 106,212
 BB&T                                                 760                  29,800
 BNP Paribas                                        5,500                 180,400
 BOK Financial /1/                                    135                   5,650
 Capital Corp of the West                             196                   4,758
 Cathay General Bancorp                               541                  17,783
 Center Financial                                     353                   7,039
 City Holding                                         356                  11,449
 City National                                        889                  62,674
 Colonial BancGroup                                 4,503                  99,336
 Columbia Banking Systems                             559                  13,120
 Community Bank System                                422                   9,339
 Compass Bancshares                                 2,050                  88,191
 Corus Bankshares                                     344                  16,797
 Cullen/Frost Bankers                                 443                  19,191
                                                  Shares
                                                   Held                    Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                     $
 First Midwest Bancorp                                713                  23,287
 Hudson United Bancorp                                794                  27,202
 Kookmin Bank /1/                                     857                  36,637
 Marshall & Ilsley                                  2,620                 111,717
 Nara Bancorp.                                        842                  11,316
 National Bank of Greece                            6,934                  47,359
 North Fork Bancorp                                 8,407                 236,657
 Pacific Capital Bancorp.                           1,232                  35,518
 R&G Financial                                      1,167                  16,583
 South Financial Group                                841                  22,194
 Toronto-Dominion Bank                              1,974                  78,940
 UCBH Holdings                                      2,050                  32,246
 UnionBanCal                                        1,436                  88,400
 United Bankshares                                    206                   6,308
 Vineyard National Bancorp.                           172                   5,043
 Vineyard National Bancorp.-Rights
  /1/ /2/ /3/                                          43                       -
 Westamerica Bancorp.                                 270                  13,484
 Wilshire Bancorp.                                    265                   3,625
                                                                        1,796,622
COMMERCIAL SERVICE-FINANCE (0.06%)
 iPayment /1/                                          92                   3,348
 Paychex                                            1,940                  59,364
                                                                           62,712
COMMUNICATIONS SOFTWARE (0.08%)
 Avid Technology /1/                                1,610                  79,711
 Digi International /1/                               487                   5,187
                                                                           84,898
COMPUTER AIDED DESIGN (0.20%)
 ANSYS /1/                                            615                  18,721
 Autodesk                                           5,850                 186,205
                                                                          204,926
COMPUTER SERVICES (0.14%)
 Cognizant Technology Solutions
  /1/                                               1,927                  80,953
 Kanbay International /1/                             626                  11,256
 Perot Systems /1/                                  1,715                  21,660
 SRA International /1/                                387                  25,291
                                                                          139,160
COMPUTERS (0.97%)
 Apple Computer /1/                                 9,974                 359,662
 Hewlett-Packard                                    9,350                 191,395
 International Business Machines                    5,731                 437,734
                                                                          988,791
COMPUTERS-INTEGRATED SYSTEMS (0.63%)
 Brocade Communications Systems
  /1/                                               4,900                  21,364
 Catapult Communications /1/                          277                   4,094
 Dell /1/                                          15,133                 527,082
 NCR /1/                                            2,620                  86,460
                                                                          639,000
COMPUTERS-MEMORY DEVICES (0.67%)
 EMC /1/                                           24,218                 317,740
 Komag /1/                                          1,370                  32,222
 Network Appliance /1/                              7,660                 203,986
 Seagate Technology /1/                             3,475                  61,090
 Storage Technology /1/                               561                  15,596
                                                  Shares
                                                   Held                    Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (CONTINUED)
                                                                     $
 TDK                                                  790                  55,395
                                                                          686,029
CONSULTING SERVICES (0.05%)
 Accenture /1/                                      1,960                  42,532
 PDI                                                  268                   4,929
                                                                           47,461
CONSUMER PRODUCTS-MISCELLANEOUS (0.17%)
 Central Garden & Pet /1/                             407                  16,927
 Fortune Brands                                     1,410                 119,258
 Scotts /1/                                           470                  34,028
                                                                          170,213
CONTAINERS-METAL & GLASS (0.29%)
 Ball                                               7,017                 277,172
 Silgan Holdings                                      345                  21,107
                                                                          298,279
CONTAINERS-PAPER & PLASTIC (0.04%)
 Sonoco Products                                    1,460                  39,551
COSMETICS & TOILETRIES (1.64%)
 Avon Products                                      5,024                 201,362
 Chattem /1/                                          714                  29,374
 Colgate-Palmolive                                    860                  42,819
 Estee Lauder                                       3,024                 116,152
 Gillette                                           9,283                 479,374
 Kimberly-Clark                                       880                  54,956
 Procter & Gamble                                  13,735                 743,750
                                                                        1,667,787
CRUISE LINES (0.11%)
 Carnival                                           2,310                 112,913
DATA PROCESSING & MANAGEMENT (0.34%)
 Automatic Data Processing                          4,782                 207,730
 Global Payments                                    2,176                 140,918
                                                                          348,648
DECISION SUPPORT SOFTWARE (0.02%)
 Wind River Systems /1/                             1,448                  18,795
DENTAL SUPPLIES & EQUIPMENT (0.06%)
 Sybron Dental Specialties /1/                      1,685                  62,766
DIAGNOSTIC EQUIPMENT (0.07%)
 Gen-Probe /1/                                      1,498                  75,185
DIALYSIS CENTERS (0.04%)
 DaVita /1/                                           931                  37,519
DIRECT MARKETING (0.16%)
 Catalina Marketing                                   911                  21,181
 Harte-Hanks                                        4,830                 137,655
                                                                          158,836
DISPOSABLE MEDICAL PRODUCTS (0.19%)
 C.R. Bard                                          2,766                 196,856
DISTRIBUTION-WHOLESALE (0.24%)
 Aviall /1/                                         1,116                  32,643
 Brightpoint /1/                                      553                  11,679
 Hughes Supply                                      1,857                  48,468
                                                  Shares
                                                   Held                    Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (CONTINUED)
                                                                     $
 Navarre /1/                                          177                   1,416
 Owens & Minor                                        827                  23,991
 United Stationers /1/                                844                  35,600
 W.W. Grainger                                      1,140                  63,031
 WESCO International /1/                            1,371                  33,151
                                                                          249,979
DIVERSIFIED MANUFACTURING OPERATIONS (2.84%)
 3M                                                 1,560                 119,293
 Danaher                                            1,300                  65,819
 Eaton                                              1,540                  90,398
 General Electric                                  47,250               1,710,450
 Illinois Tool Works                                2,012                 168,646
 ITT Industries                                     2,899                 262,243
 Siemens                                            1,305                  95,944
 Textron                                            1,340                 100,969
 Tyco International                                 9,106                 285,109
                                                                        2,898,871
DIVERSIFIED MINERALS (0.27%)
 Anglo American                                     2,590                  57,809
 BHP Billiton                                       4,750                 120,080
 Cia Vale do Rio Doce                               3,510                  94,594
                                                                          272,483
DIVERSIFIED OPERATIONS (0.16%)
 Brascan                                            2,731                  98,371
 Tomkins /4/                                        3,537                  67,486
                                                                          165,857
E-COMMERCE-PRODUCTS (0.01%)
 Provide Commerce /1/                                 346                   6,107
E-COMMERCE-SERVICES (0.13%)
 eBay /1/                                             846                  26,843
 Monster Worldwide /1/                              4,480                 103,085
                                                                          129,928
E-MARKETING-INFORMATION (0.01%)
 Digital River /1/                                    379                  10,081
E-SERVICES-CONSULTING (0.05%)
 Websense /1/                                         959                  50,875
ELECTRIC PRODUCTS-MISCELLANEOUS (0.33%)
 Ametek                                             2,530                  95,811
 Emerson Electric                                   1,820                 114,059
 Hitachi                                            1,120                  65,766
 Sharp                                              4,079                  63,225
                                                                          338,861
ELECTRIC-GENERATION (0.09%)
 AES /1/                                            5,438                  87,443
ELECTRIC-INTEGRATED (1.73%)
 Constellation Energy Group                         4,305                 226,271
 Duke Energy                                        5,900                 172,221
 E.ON                                               2,634                  74,542
 Edison International                               5,780                 209,814
 Enel                                               1,820                  86,905
 Exelon                                             6,118                 302,841
 MDU Resources Group                                2,203                  59,547
                                                  Shares
                                                   Held                    Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                     $
 OGE Energy                                         1,040                  28,704
 PPL                                                  910                  49,376
 RWE                                                  731                  43,568
 Scottish Power                                     3,020                  97,999
 TXU                                                4,809                 412,564
                                                                        1,764,352
ELECTRIC-TRANSMISSION (0.13%)
 National Grid Group                                2,611                 129,062
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.13%)
 DSP Group /1/                                      1,646                  39,669
 Koninklijke Philips Electronics                    2,376                  58,901
 Methode Electronics                                  324                   3,651
 Omron                                              1,531                  32,610
                                                                          134,831
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.25%)
 Diodes /1/                                           403                  11,804
 Fairchild Semiconductor
  International /1/                                   397                   5,340
 Intel                                             33,164                 780,017
 MEMC Electronics Materials /1/                     1,498                  17,571
 Microsemi /1/                                      2,656                  44,939
 Nvidia /1/                                         2,740                  60,116
 PMC - Sierra /1/                                   1,011                   8,149
 Silicon Laboratories /1/                             418                  10,617
 Texas Instruments                                 13,424                 335,063
                                                                        1,273,616
ELECTRONIC CONNECTORS (0.09%)
 Amphenol                                           2,273                  89,647
ELECTRONIC FORMS (0.27%)
 Adobe Systems                                      4,670                 277,725
ELECTRONIC MEASUREMENT INSTRUMENTS (0.02%)
 LeCroy /1/                                           433                   5,698
 Tektronix                                            590                  12,780
                                                                           18,478
ELECTRONIC PARTS DISTRIBUTION (0.04%)
 Avnet /1/                                          1,967                  37,157
ELECTRONICS-MILITARY (0.05%)
 L-3 Communications Holdings                          750                  53,228
ENGINES-INTERNAL COMBUSTION (0.05%)
 Cummins Engine                                       680                  46,240
ENTERPRISE SOFTWARE & SERVICE (0.36%)
 Hyperion Solutions /1/                             1,388                  56,450
 Oracle /1/                                        22,998                 265,857
 SAP                                                1,175                  46,330
                                                                          368,637
FINANCE-AUTO LOANS (0.01%)
 WFS Financial /1/                                    135                   6,068
FINANCE-COMMERCIAL (0.08%)
 CIT Group                                          1,900                  76,532
FINANCE-CONSUMER LOANS (0.05%)
 Aiful                                                749                  13,924
                                                  Shares
                                                   Held                    Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-CONSUMER LOANS (CONTINUED)
                                                                     $
 First Marblehead /1/                                 900                  34,677
                                                                           48,601
FINANCE-CREDIT CARD (0.71%)
 American Express                                   6,442                 339,493
 Capital One Financial                              4,063                 288,026
 MBNA                                               2,710                  53,523
 Providian Financial /1/                            2,684                  44,742
                                                                          725,784
FINANCE-INVESTMENT BANKER & BROKER (2.74%)
 Bear Stearns                                         790                  74,781
 Citigroup                                         24,595               1,154,981
 E*Trade Financial /1/                             10,330                 114,766
 Goldman Sachs Group                                4,412                 471,158
 Lehman Brothers Holdings                           4,186                 383,940
 Merrill Lynch                                      6,665                 359,444
 Morgan Stanley                                     3,320                 174,698
 Nomura Holdings                                    5,175                  66,033
                                                                        2,799,801
FINANCE-MORTGAGE LOAN/BANKER (0.39%)
 American Home Mortgage Investment                  1,374                  44,930
 Countrywide Financial                              6,187                 223,907
 Federal Home Loan Mortgage                           800                  49,216
 Federal National Mortgage
  Association                                       1,408                  75,962
                                                                          394,015
FINANCIAL GUARANTEE INSURANCE (0.14%)
 MGIC Investment                                    2,265                 133,635
 Triad Guaranty /1/                                   180                   9,056
                                                                          142,691
FOOD-FLOUR & GRAIN (0.12%)
 Archer Daniels Midland                             6,790                 122,152
FOOD-MEAT PRODUCTS (0.18%)
 Hormel Foods                                       2,830                  88,126
 Smithfield Foods /1/                               3,290                  99,556
                                                                          187,682
FOOD-MISCELLANEOUS/DIVERSIFIED (0.42%)
 Kellogg                                            4,635                 208,343
 Nestle                                             2,053                 134,471
 Ralcorp Holdings /1/                                 672                  26,625
 Unilever                                             976                  62,884
                                                                          432,323
FOOD-RETAIL (0.11%)
 Tesco                                              6,162                 109,992
FOOD-WHOLESALE & DISTRIBUTION (0.02%)
 Nash Finch                                           478                  16,907
FOOTWEAR & RELATED APPAREL (0.10%)
 Deckers Outdoor /1/                                  181                   3,814
 Timberland /1/                                     1,109                  76,576
 Wolverine World Wide                                 973                  19,742
                                                                          100,132
GAS-DISTRIBUTION (0.51%)
 Energen                                            3,248                 201,214
 ONEOK                                              4,804                 138,643
                                                  Shares
                                                   Held                    Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GAS-DISTRIBUTION (CONTINUED)
                                                                     $
 UGI                                                3,525                 177,061
                                                                          516,918
HOTELS & MOTELS (0.38%)
 Hilton Hotels                                      5,585                 121,920
 InterContinental Hotels Group                      4,452                  52,979
 Starwood Hotels & Resorts
  Worldwide                                         4,000                 217,360
                                                                          392,259
HUMAN RESOURCES (0.14%)
 Korn/Ferry International /1/                       1,684                  24,250
 Labor Ready /1/                                    2,970                  49,569
 Robert Half International                          2,773                  68,826
                                                                          142,645
IMPORT & EXPORT (0.17%)
 Mitsubishi                                         6,230                 168,833
INSTRUMENTS-CONTROLS (0.08%)
 Thermo Electron /1/                                3,442                  85,981
INSTRUMENTS-SCIENTIFIC (0.15%)
 Applied Biosystems Group                           1,830                  38,796
 PerkinElmer                                        5,933                 109,761
                                                                          148,557
INTERNET APPLICATION SOFTWARE (0.01%)
 S1 /1/                                               282                   1,489
 Verity /1/                                           870                   7,134
                                                                            8,623
INTERNET CONNECTIVE SERVICES (0.01%)
 Hanaro Telecom /1/                                 5,937                  14,843
INTERNET SECURITY (0.18%)
 RSA Security /1/                                   1,696                  18,215
 Symantec /1/                                       5,774                 108,436
 VeriSign /1/                                       2,300                  60,858
                                                                          187,509
INTERNET TELEPHONY (0.04%)
 j2 Global Communications /1/                       1,143                  40,828
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.34%)
 Franklin Resources                                 2,460                 168,953
 Nuveen Investments                                 4,072                 138,407
 T. Rowe Price Group                                  780                  43,033
                                                                          350,393
LASERS-SYSTEMS & COMPONENTS (0.02%)
 Coherent /1/                                         504                  16,168
LIFE & HEALTH INSURANCE (0.44%)
 AmerUs Group                                         518                  24,351
 Genworth Financial                                 1,520                  42,484
 Lincoln National                                   5,170                 232,495
 Stancorp Financial Group                             944                  72,235
 UICI                                                 277                   6,432
 UnumProvident                                      4,190                  70,057
                                                                          448,054
MACHINERY TOOLS & RELATED PRODUCTS (0.03%)
 Lincoln Electric Holdings                          1,090                  33,300
                                                  Shares
                                                   Held                    Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-CONSTRUCTION & MINING (0.04%)
                                                                     $
 Bucyrus International                                119                   4,634
 Joy Global                                           754                  25,538
 Terex /1/                                            327                  12,223
                                                                           42,395
MACHINERY-FARM (0.16%)
 Deere                                              2,600                 162,604
MACHINERY-GENERAL INDUSTRY (0.05%)
 Applied Industrial Technologies                      777                  21,678
 Idex                                                 607                  22,611
 Middleby                                             194                   8,544
                                                                           52,833
MEDICAL INFORMATION SYSTEM (0.02%)
 Dendrite International /1/                         1,001                  15,435
MEDICAL INSTRUMENTS (0.22%)
 Conmed /1/                                           713                  21,191
 dj Orthopedics /1/                                   749                  18,837
 Medtronic                                          2,450                 129,115
 St. Jude Medical /1/                               1,000                  39,030
 Techne /1/                                           500                  20,890
                                                                          229,063
MEDICAL LASER SYSTEMS (0.01%)
 Candela /1/                                          616                   5,581
MEDICAL PRODUCTS (1.60%)
 American Medical Systems Holding
  /1/                                               1,792                  31,288
 Becton Dickinson                                   2,025                 118,503
 INAMED /1/                                           293                  17,826
 Johnson & Johnson                                 17,340               1,190,044
 Zimmer Holdings /1/                                3,387                 275,770
                                                                        1,633,431
MEDICAL-BIOMEDICAL/GENE (0.77%)
 Affymetrix /1/                                     1,915                  88,301
 Amgen /1/                                          5,530                 321,901
 Arqule /1/                                         2,344                  12,306
 Charles River Laboratories
  International /1/                                 1,500                  71,055
 Exelixis /1/                                       1,082                   7,412
 Genentech /1/                                      1,706                 121,023
 Genzyme /1/                                        2,070                 121,323
 Lexicon Genetics /1/                               2,566                  11,239
 Nektar Therapeutics /1/                            2,132                  30,402
                                                                          784,962
MEDICAL-DRUGS (2.19%)
 Abbott Laboratories                                8,323                 409,159
 Angiotech Pharmaceuticals /1/                        747                  10,152
 AstraZeneca                                        1,045                  45,928
 Bradley Pharmaceuticals /1/                          695                   6,213
 Eisai                                              2,362                  78,418
 Eli Lilly                                          1,255                  73,380
 GlaxoSmithKline                                    1,556                  78,656
 Medicis Pharmaceutical                             1,750                  49,175
 Merck                                              3,641                 123,430
 Novartis                                           2,159                 105,208
 Novo Nordisk                                         705                  35,863
 Pfizer                                            35,862                 974,370
                                                  Shares
                                                   Held                    Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                     $
 Roche Holding                                        900                  54,225
 Sanofi-Aventis                                     1,351                  59,944
 Teva Pharmaceutical Industries                     1,880                  58,731
 Wyeth                                              1,690                  75,949
                                                                        2,238,801
MEDICAL-HMO (1.46%)
 Aetna                                              5,494                 403,095
 Coventry Health Care /1/                           1,441                  98,608
 Pacificare Health Systems /1/                        560                  33,466
 Sierra Health Services /1/                         1,173                  75,881
 UnitedHealth Group                                 5,397                 510,070
 WellChoice /1/                                       701                  39,396
 WellPoint /1/                                      2,600                 332,150
                                                                        1,492,666
MEDICAL-HOSPITALS (0.08%)
 LifePoint Hospitals /1/                            1,254                  55,740
 United Surgical Partners
  International /1/                                   331                  14,647
 VCA Antech /1/                                       668                  15,551
                                                                           85,938
MEDICAL-NURSING HOMES (0.02%)
 Kindred Healthcare /1/                               691                  22,734
METAL PROCESSORS & FABRICATION (0.12%)
 Precision Castparts                                  620                  45,669
 Quanex                                               990                  49,956
 Worthington Industries                             1,790                  29,105
                                                                          124,730
METAL-COPPER (0.16%)
 Phelps Dodge                                       1,950                 167,408
METAL-DIVERSIFIED (0.04%)
 Inco /1/                                           1,025                  36,634
METAL-IRON (0.03%)
 Cleveland-Cliffs                                     550                  31,906
MISCELLANEOUS INVESTING (0.82%)
 Alexandria Real Estate Equities                      500                  34,410
 Archstone-Smith Trust                              1,390                  49,998
 Brandywine Realty Trust                            2,151                  60,873
 CBL & Associates Properties                          510                  39,459
 Cousins Properties                                 1,003                  27,081
 Essex Property Trust                                 328                  24,912
 Gramercy Capital                                     980                  19,482
 Healthcare Realty Trust                              772                  29,807
 Hospitality Properties Trust                         643                  26,864
 Kimco Realty                                       1,030                  57,052
 Newcastle Investment                               2,047                  60,366
 Pan Pacific Retail Properties                        680                  41,086
 Parkway Properties                                   278                  12,677
 Prologis Trust                                     1,260                  49,883
 Simon Property Group                               1,240                  81,927
 SL Green Realty                                      258                  15,738
 Tanger Factory Outlet Centers                        556                  12,877
 Thornburg Mortgage                                 1,153                  34,544
                                                  Shares
                                                   Held                    Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                     $
 Ventas                                             5,778                 155,890
                                                                          834,926
MONEY CENTER BANKS (2.07%)
 ABN AMRO Holding                                   4,990                 119,011
 Bank of America                                   22,054                 993,312
 Barclays                                           3,628                 150,562
 Credit Suisse Group /1/                            3,710                 156,265
 HBOS                                                 810                  35,852
 HSBC Holdings                                        430                  34,422
 JP Morgan Chase                                   11,908                 422,615
 Mitsubishi Tokyo Financial Group                   7,655                  66,216
 UBS                                                1,621                 130,166
                                                                        2,108,421
MOTION PICTURES & SERVICES (0.03%)
 Macrovision /1/                                    1,272                  26,012
MULTI-LINE INSURANCE (1.67%)
 American International Group                      10,893                 553,909
 AXA                                                3,146                  77,769
 Cigna                                              2,980                 274,101
 Cincinnati Financial                               1,134                  45,632
 Hartford Financial Services Group                  2,360                 170,793
 ING Groep                                          2,883                  79,023
 Loews                                                940                  66,627
 Prudential Financial                               6,190                 353,759
 Zurich Financial Services                          4,900                  82,075
                                                                        1,703,688
MULTIMEDIA (1.34%)
 Gemstar-TV Guide International
  /1/                                               8,700                  33,495
 Journal Communications                               512                   7,885
 McGraw-Hill                                        2,210                 192,447
 News                                              10,244                 163,084
 Time Warner /1/                                   27,208                 457,367
 Viacom                                             1,180                  40,852
 Vivendi Universal /1/                              2,759                  81,804
 Walt Disney                                       14,930                 394,152
                                                                        1,371,086
NETWORKING PRODUCTS (0.55%)
 Cisco Systems /1/                                 31,220                 539,482
 Netgear /1/                                        1,296                  20,904
                                                                          560,386
OFFICE AUTOMATION & EQUIPMENT (0.18%)
 Canon                                              1,667                  86,751
 Imagistics International /1/                         394                  10,579
 Pitney Bowes                                       1,920                  85,862
                                                                          183,192
OFFICE SUPPLIES & FORMS (0.03%)
 John H. Harland                                      962                  34,632
OIL & GAS DRILLING (0.16%)
 Grey Wolf /1/                                      3,540                  21,240
 Nabors Industries /1/                                850                  45,789
 Rowan                                              1,260                  33,428
 Transocean /1/                                     1,330                  61,672
                                                  Shares
                                                   Held                    Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (1.30%)
                                                                     $
 Anadarko Petroleum                                 1,190                  86,918
 Apache                                             5,142                 289,443
 Burlington Resources                               4,043                 196,530
 Canadian Natural Resources                         2,440                 120,878
 Devon Energy                                       2,500                 112,925
 EOG Resources                                      3,740                 177,837
 Houston Exploration /1/                              555                  28,272
 KCS Energy /1/                                     1,551                  21,776
 Meridian Resource /1/                              2,830                  11,433
 Noble Energy                                       2,084                 133,626
 PetroKazakhstan                                    1,228                  35,649
 Pogo Producing                                       725                  32,632
 Talisman Energy                                    1,890                  56,984
 Unit /1/                                             529                  20,292
                                                                        1,325,195
OIL COMPANY-INTEGRATED (3.63%)
 BP Amoco                                             593                  36,114
 ChevronTexaco                                      8,757                 455,364
 ConocoPhillips                                     5,049                 529,388
 ENI                                                1,155                 144,906
 Exxon Mobil                                       32,288               1,841,385
 Occidental Petroleum                               4,446                 306,774
 Petro-Canada                                         592                  32,844
 Petroleo Brasileiro                                1,170                  49,058
 Repsol YPF                                         5,290                 133,784
 Total                                              1,555                 172,465
                                                                        3,702,082
OIL FIELD MACHINERY & EQUIPMENT (0.13%)
 Lone Star Technologies /1/                           591                  23,014
 Smith International                                1,928                 112,171
                                                                          135,185
OIL REFINING & MARKETING (0.42%)
 Frontier Oil                                         998                  41,996
 Premcor                                            1,290                  85,333
 Statoil                                            6,200                 108,438
 Tesoro Petroleum /1/                               1,319                  50,043
 Valero Energy                                      2,130                 145,969
                                                                          431,779
OIL-FIELD SERVICES (0.16%)
 Baker Hughes                                       2,090                  92,211
 Cal Dive International /1/                         1,230                  54,710
 RPC                                                1,087                  15,805
                                                                          162,726
OPTICAL SUPPLIES (0.38%)
 Advanced Medical Optics /1/                        1,005                  37,165
 Alcon                                                780                  75,660
 Bausch & Lomb                                      3,689                 276,675
                                                                          389,500
PAPER & RELATED PRODUCTS (0.27%)
 Georgia-Pacific                                    5,520                 189,170
 MeadWestvaco                                       1,460                  42,997
 UPM-Kymmene Oyj                                    2,396                  48,112
                                                                          280,279
                                                  Shares
                                                   Held                    Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PHARMACY SERVICES (0.30%)
                                                                     $
 Caremark Rx /1/                                    6,028                 241,422
 Medco Health Solutions /1/                         1,190                  60,654
                                                                          302,076
PHYSICIAN PRACTICE MANAGEMENT (0.02%)
 Pediatrix Medical Group /1/                          349                  23,763
PIPELINES (0.28%)
 Equitable Resources                                  650                  37,466
 Questar                                            4,167                 243,353
                                                                          280,819
POLLUTION CONTROL (0.00%)
 Duratek /1/                                           45                   1,043
POULTRY (0.13%)
 Pilgrims Pride                                     3,667                 132,342
PRINTING-COMMERCIAL (0.03%)
 Consolidated Graphics /1/                            675                  30,983
PROPERTY & CASUALTY INSURANCE (0.41%)
 Arch Capital Group /1/                               905                  36,191
 Chubb                                              1,775                 145,160
 Direct General                                       519                   9,217
 First American                                       609                  21,802
 Selective Insurance Group                            400                  17,660
 State Auto Financial                               1,150                  31,326
 W.R. Berkley                                       4,429                 143,943
 Zenith National Insurance                            208                  11,962
                                                                          417,261
PUBLICLY TRADED INVESTMENT FUND (0.44%)
 iShares Russell 1000 Value Index
  Fund                                              1,890                 122,510
 iShares Russell 2000 Index Fund                    1,388                 159,967
 iShares S&P SmallCap 600 Index
  Fund                                              1,087                 163,050
                                                                          445,527
PUBLISHING-NEWSPAPERS (0.10%)
 Journal Register /1/                               1,030                  16,295
 Washington Post                                       97                  83,832
                                                                          100,127
PUBLISHING-PERIODICALS (0.01%)
 Playboy Enterprises /1/                              522                   6,306
RACETRACKS (0.02%)
 Penn National Gaming /1/                             718                  22,617
RECREATIONAL CENTERS (0.01%)
 Life Time Fitness /1/                                277                   7,498
RECYCLING (0.02%)
 Metal Management                                   1,215                  24,507
REGIONAL BANKS (1.55%)
 Comerica                                           2,470                 141,432
 KeyCorp                                            7,060                 234,109
 SunTrust Banks                                     1,600                 116,528
 U.S. Bancorp                                       5,924                 165,280
 Wachovia                                           9,480                 485,186
 Wells Fargo                                        7,305                 437,862
                                                                        1,580,397
                                                  Shares
                                                   Held                    Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RENTAL-AUTO & EQUIPMENT (0.01%)
                                                                     $
 Rent-A-Center /1/                                    368                   8,847
RESORTS & THEME PARKS (0.03%)
 Vail Resorts /1/                                   1,132                  29,285
RESPIRATORY PRODUCTS (0.05%)
 Respironics /1/                                      727                  45,939
RETAIL-APPAREL & SHOE (0.75%)
 Abercrombie & Fitch                                3,118                 168,216
 Aeropostale /1/                                      576                  16,088
 American Eagle Outfitters                          6,730                 176,460
 Claire's Stores                                    2,210                  48,222
 Finish Line                                          688                  12,398
 Nordstrom                                          5,060                 257,200
 Stein Mart /1/                                     1,451                  29,397
 Urban Outfitters /1/                               1,200                  53,160
                                                                          761,141
RETAIL-ARTS & CRAFTS (0.05%)
 Michaels Stores                                    1,670                  55,444
RETAIL-BOOKSTORE (0.02%)
 Barnes & Noble /1/                                   653                  23,247
RETAIL-BUILDING PRODUCTS (0.39%)
 Home Depot                                        10,265                 363,073
 Lowe's                                               743                  38,718
                                                                          401,791
RETAIL-CONVENIENCE STORE (0.06%)
 7-Eleven /1/                                       1,980                  46,312
 Pantry /1/                                           397                  12,712
                                                                           59,024
RETAIL-DISCOUNT (0.75%)
 Target                                             2,079                  96,465
 Wal-Mart Stores                                   14,098                 664,580
                                                                          761,045
RETAIL-DRUG STORE (0.02%)
 CVS                                                  350                  18,053
RETAIL-JEWELRY (0.04%)
 Signet Group                                       1,845                  36,217
RETAIL-MAJOR DEPARTMENT STORE (0.16%)
 J.C. Penney                                        3,350                 158,824
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.04%)
 Ito-Yokado                                         1,077                  37,264
RETAIL-MUSIC STORE (0.05%)
 Guitar Center /1/                                  1,060                  52,311
RETAIL-OFFICE SUPPLIES (0.21%)
 Staples                                           11,046                 210,647
RETAIL-PAWN SHOPS (0.01%)
 Cash America International                           169                   2,510
 First Cash Financial Services /1/                    553                  10,805
                                                                           13,315
                                                  Shares
                                                   Held                    Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-REGIONAL DEPARTMENT STORE (0.15%)
                                                                     $
 Dillard's                                          1,660                  38,628
 Federated Department Stores                        1,250                  71,875
 Neiman Marcus Group                                  470                  46,211
                                                                          156,714
RETAIL-RESTAURANTS (0.77%)
 Buffalo Wild Wings /1/                               348                  10,586
 California Pizza Kitchen /1/                         131                   2,987
 CEC Entertainment /1/                                421                  15,240
 CKE Restaurants /1/                                2,068                  30,689
 Dave & Buster's /1/                                  435                   7,330
 Domino's Pizza                                     1,214                  22,046
 IHOP                                                 286                  11,698
 Lone Star Steakhouse & Saloon                        116                   3,289
 McDonald's                                        11,230                 329,151
 O'Charley's /1/                                      495                   9,870
 Starbucks /1/                                      3,618                 179,163
 Yum! Brands                                        3,551                 166,755
                                                                          788,804
RETAIL-SPORTING GOODS (0.01%)
 Hibbett Sporting Goods /1/                           452                  12,190
RUBBER-TIRES (0.06%)
 Continental /1/                                      862                  63,314
SAVINGS & LOANS-THRIFTS (0.05%)
 BankAtlantic Bancorp                                 390                   6,653
 BankUnited Financial                                 251                   5,994
 Downey Financial                                     111                   7,185
 Fidelity Bankshares                                  627                  14,459
 Sterling Financial /1/                               609                  19,908
                                                                           54,199
SCHOOLS (0.02%)
 Education Management /1/                             716                  20,048
SEMICONDUCTOR COMPONENT-INTEGRATED
CIRCUITS (0.23%)
 Linear Technology                                  2,007                  71,730
 Maxim Integrated Products                          1,263                  47,236
 Taiwan Semiconductor
  Manufacturing                                     7,840                  67,503
 United Microelectronics /1/                       14,800                  48,100
                                                                          234,569
SEMICONDUCTOR EQUIPMENT (0.34%)
 Applied Materials /1/                             12,708                 188,968
 ATMI /1/                                             678                  15,536
 Kla-Tencor /1/                                     1,500                  58,530
 MKS Instruments /1/                                  441                   6,527
 Mykrolis /1/                                         701                   8,938
 Novellus Systems /1/                               1,560                  36,551
 Rudolph Technologies /1/                              63                     812
 Varian Semiconductor Equipment
  Associates /1/                                      845                  31,510
                                                                          347,372
STEEL PRODUCERS (0.30%)
 Arcelor                                            1,974                  38,098
 Nucor                                              2,340                 119,574
 POSCO                                                646                  29,412
                                                  Shares
                                                   Held                    Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
STEEL PRODUCERS (CONTINUED)
                                                                     $
 United States Steel                                2,830                 121,011
                                                                          308,095
SUPERCONDUCTOR PRODUCTION & SYSTEMS (0.02%)
 Intermagnetics General /1/                         1,013                  24,879
TELECOMMUNICATION EQUIPMENT (0.51%)
 Comtech Telecommunications /1/                       558                  19,591
 Comverse Technology /1/                            5,045                 114,976
 Harris                                             1,480                  41,736
 Plantronics                                          793                  24,972
 Qualcomm                                           5,696                 198,733
 Telefonaktiebolaget LM Ericsson
  /1/ /4/                                           3,830                 112,793
 Westell Technologies /1/                           2,128                  11,023
                                                                          523,824
TELECOMMUNICATION SERVICES (0.08%)
 Amdocs /1/                                         1,620                  43,270
 Intrado /1/                                          519                   6,545
 Premiere Global Services /1/                       3,203                  34,592
                                                                           84,407
TELEPHONE-INTEGRATED (1.52%)
 ALLTEL                                             3,980                 226,701
 AT&T                                               4,000                  76,520
 BellSouth                                          7,310                 193,642
 Citizens Communications                            6,700                  85,425
 Nippon Telegraph & Telephone                       1,630                  33,985
 SBC Communications                                16,492                 392,510
 Sprint                                             8,629                 192,081
 Verizon Communications                             9,715                 347,797
                                                                        1,548,661
TELEVISION (0.01%)
 LIN Television /1/                                   927                  14,452
TEXTILE-APPAREL (0.00%)
 Cherokee                                              31                   1,009
THEATERS (0.01%)
 Carmike Cinemas                                      241                   8,435
THERAPEUTICS (0.32%)
 Connetics /1/                                      1,634                  35,507
 Dyax /1/                                           1,949                   7,757
 Eyetech Pharmaceuticals /1/                          614                  14,116
 Gilead Sciences /1/                                6,929                 257,066
 NeoPharm /1/                                         841                   7,022
                                                                          321,468
TOBACCO (0.95%)
 Altria Group                                      11,621                 755,249
 British American Tobacco                           1,846                  69,520
 Imperial Tobacco Group                             1,810                 104,998
 Loews - Carolina Group                             1,240                  39,060
                                                                          968,827
TOOLS-HAND HELD (0.04%)
 Stanley Works                                      1,020                  43,891
TOYS (0.00%)
 Jakks Pacific /1/                                    151                   2,837
                                                  Shares
                                                   Held                    Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSACTIONAL SOFTWARE (0.03%)
 Transaction Systems Architects                                      $
  /1/                                               1,322                  27,405
TRANSPORT-AIR FREIGHT (0.14%)
 CNF                                                2,868                 122,607
 EGL /1/                                              929                  18,125
                                                                          140,732
TRANSPORT-MARINE (0.02%)
 Overseas Shipholding Group                           346                  19,525
TRANSPORT-RAIL (0.32%)
 Burlington Northern Santa Fe                       5,530                 266,822
 CSX                                                1,500                  60,195
                                                                          327,017
TRANSPORT-SERVICES (0.19%)
 C.H. Robinson Worldwide                              900                  46,440
 HUB Group /1/                                        249                  13,695
 United Parcel Service                              1,865                 132,993
                                                                          193,128
TRANSPORT-TRUCK (0.06%)
 Forward Air                                          469                  11,284
 J.B. Hunt Transport Services                         502                  19,623
 Overnite                                             948                  28,421
 SCS Transportation /1/                               325                   4,970
                                                                           64,298
TRUCKING & LEASING (0.01%)
 Ryder System                                         251                   9,269
WATER (0.05%)
 Suez                                               1,696                  46,521
WEB HOSTING & DESIGN (0.07%)
 Macromedia /1/                                     1,700                  67,337
WEB PORTALS (0.29%)
 Yahoo /1/                                          8,697                 300,133
WIRE & CABLE PRODUCTS (0.01%)
 Belden CDT                                           722                  13,241
WIRELESS EQUIPMENT (0.13%)
 Motorola                                           6,047                  92,761
 Nokia                                              2,150                  34,357
 SpectraLink                                          859                   9,543
                                                                          136,661
                                     TOTAL COMMON STOCKS               65,838,507

                                                Principal
                                                  Amount                   Value
-----------------------------------------------------------------------------------------
BONDS (19.26%)
AGRICULTURAL CHEMICALS (0.06%)
 IMC Global
                                               $                     $
  7.63%; 11/01/05                                  60,000                  60,900
                                                Principal
                                                  Amount                   Value
-----------------------------------------------------------------------------------------
BONDS (CONTINUED)
AGRICULTURAL OPERATIONS (0.10%)
 Bunge Limited Finance
                                               $                     $
  4.38%; 12/15/08                                  80,000                  79,758
  5.88%; 05/15/13                                  25,000                  26,445
                                                                          106,203
AIRLINES (0.14%)
 Southwest Airlines
  5.10%; 05/01/06                                 141,942                 142,775
ASSET BACKED SECURITIES (0.63%)
 Chase Funding Mortgage Loan Asset
  Backed Certificates
  3.31%; 09/25/33 /5/                              84,711                  84,856
 Countrywide Asset Backed
  Certificates
  3.52%; 02/25/34 /5/                             196,429                 196,419
  4.09%; 01/25/34 /5/                             180,000                 182,435
 Master Adjustable Rate Mortgages
  Trust
  4.12%; 03/25/34 /5/                              95,000                  95,579
 MSDWCC Heloc Trust
  3.21%; 07/25/17 /5/                              83,924                  83,939
                                                                          643,228
AUTO-CARS & LIGHT TRUCKS (0.10%)
 DaimlerChrysler Holding
  4.75%; 01/15/08                                  15,000                  14,797
  7.25%; 01/18/06                                  40,000                  40,700
 Nissan Motor Acceptance
  4.63%; 03/08/10 /6/                              45,000                  44,565
                                                                          100,062
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.04%)
 Lear
  7.96%; 05/15/05                                  45,000                  45,056
BREWERY (0.10%)
 Cia Brasileira de Bebidas
  10.50%; 12/15/11                                 40,000                  48,400
 Coors Brewing
  6.38%; 05/15/12                                  50,000                  54,407
                                                                          102,807
BROADCASTING SERVICES & PROGRAMMING (0.08%)
 Clear Channel Communications
  4.50%; 01/15/10                                  60,000                  57,431
 Grupo Televisa
  8.50%; 03/11/32                                  20,000                  23,600
                                                                           81,031
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.04%)
 CRH America
  5.30%; 10/15/13                                  25,000                  25,425
  6.40%; 10/15/33                                  10,000                  11,024
                                                                           36,449
BUILDING PRODUCTS-AIR & HEATING (0.08%)
 York International
  6.63%; 08/15/06                                  75,000                  77,295
BUILDING PRODUCTS-WOOD (0.01%)
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                  15,000                  14,726
                                                Principal
                                                  Amount                   Value
-----------------------------------------------------------------------------------------
BONDS (CONTINUED)
BUILDING-RESIDENTIAL & COMMERCIAL (0.09%)
 DR Horton
                                               $                     $
  8.50%; 04/15/12                                  50,000                  54,665
 Ryland Group
  9.75%; 09/01/10                                  35,000                  37,390
                                                                           92,055
CABLE TV (0.40%)
 Charter Communications
  8.00%; 04/30/12 /6/                              35,000                  33,600
 Comcast
  5.30%; 01/15/14                                   5,000                   5,075
  5.50%; 03/15/11                                  15,000                  15,536
  5.85%; 01/15/10                                   5,000                   5,255
  7.05%; 03/15/33                                  35,000                  40,903
 Cox Communications
  3.55%; 12/14/07 /5/ /6/                          60,000                  60,351
  4.63%; 01/15/10 /6/                              85,000                  83,741
  6.75%; 03/15/11                                  45,000                  48,616
  7.13%; 10/01/12                                  50,000                  55,558
 EchoStar DBS
  6.63%; 10/01/14 /6/                              60,000                  58,200
                                                                          406,835
CASINO HOTELS (0.25%)
 Aztar
  7.88%; 06/15/14                                  55,000                  57,612
 Boyd Gaming
  9.25%; 08/01/09                                  40,000                  42,200
 Harrah's Operating
  5.50%; 07/01/10                                  50,000                  51,124
 Mandalay Resort Group
  6.45%; 02/01/06                                  25,000                  25,281
 MGM Mirage
  7.25%; 10/15/06                                  35,000                  35,963
 Park Place Entertainment
  8.50%; 11/15/06                                  45,000                  47,475
                                                                          259,655
CELLULAR TELECOMMUNICATIONS (0.40%)
 America Movil
  5.75%; 01/15/15                                  70,000                  68,973
 AT&T Wireless Services
  8.13%; 05/01/12                                  65,000                  76,849
 Rogers Wireless Communications
  7.25%; 12/15/12                                  55,000                  56,237
 Rural Cellular
  8.25%; 03/15/12                                  20,000                  20,250
 Telus
  7.50%; 06/01/07                                  40,000                  42,474
  8.00%; 06/01/11                                  10,000                  11,550
 US Unwired
  7.26%; 06/15/10 /5/                              60,000                  61,500
 Verizon Wireless Capital
  5.38%; 12/15/06                                  65,000                  66,311
                                                                          404,144
CHEMICALS-DIVERSIFIED (0.17%)
 Chevron Phillips Chemical
  7.00%; 03/15/11                                  50,000                  55,577
                                                Principal
                                                  Amount                   Value
-----------------------------------------------------------------------------------------
BONDS (CONTINUED)
CHEMICALS-DIVERSIFIED (CONTINUED)
 FMC
                                               $                     $
  6.75%; 05/05/05                                  55,000                  55,000
 ICI Wilmington I
  5.63%; 12/01/13                                  30,000                  30,457
 Lyondell Chemical
  9.50%; 12/15/08                                  30,000                  31,988
                                                                          173,022
COAL (0.03%)
 Massey Energy
  6.63%; 11/15/10                                  30,000                  30,000
COATINGS & PAINT (0.03%)
 Valspar
  6.00%; 05/01/07                                  25,000                  25,774
COMMERCIAL BANKS (0.07%)
 United Overseas Bank
  4.50%; 07/02/13 /6/                              20,000                  19,138
 Wachovia Bank
  4.88%; 02/01/15                                  55,000                  54,890
                                                                           74,028
COMMERCIAL SERVICES (0.05%)
 Iron Mountain
  8.25%; 07/01/11                                  55,000                  55,000
COMPUTER SERVICES (0.07%)
 Unisys
  7.88%; 04/01/08                                  35,000                  34,781
  8.13%; 06/01/06                                  35,000                  35,700
                                                                           70,481
COMPUTERS-INTEGRATED SYSTEMS (0.02%)
 NCR
  7.13%; 06/15/09                                  15,000                  16,287
COMPUTERS-MEMORY DEVICES (0.05%)
 Seagate Technology HDD Holdings
  8.00%; 05/15/09                                  45,000                  47,250
CREDIT CARD ASSET BACKED SECURITIES (0.94%)
 American Express Credit Account
  Master Trust
  5.53%; 10/15/08                                 500,000                 507,940
 Capital One Multi-Asset Execution
  Trust
  3.17%; 12/15/09 /5/                              95,000                  95,150
 Chase Credit Card Master Trust
  3.15%; 05/15/09 /5/                             100,000                  99,981
 Citibank Credit Card Master Trust
  I
  3.26%; 03/10/11 /5/                              75,000                  75,380
 Citibank Omni-S Master Trust
  7.00%; 09/16/09                                  75,000                  75,946
 MBNA Credit Card Master Note
  Trust
  3.90%; 11/15/07                                 100,000                 100,086
                                                                          954,483
DATA PROCESSING & MANAGEMENT (0.02%)
 Certegy
  4.75%; 09/15/08                                  15,000                  15,215
                                                Principal
                                                  Amount                   Value
-----------------------------------------------------------------------------------------
BONDS (CONTINUED)
DISTRIBUTION-WHOLESALE (0.05%)
 Ingram Micro
                                               $                     $
  9.88%; 08/15/08                                  50,000                  52,875
DIVERSIFIED FINANCIAL SERVICES (0.07%)
 General Electric Capital
  6.75%; 03/15/32                                  25,000                  29,835
 NiSource Finance
  3.20%; 11/01/06                                  40,000                  39,463
                                                                           69,298
DIVERSIFIED MANUFACTURING OPERATIONS (0.04%)
 Tyco International Group
  6.38%; 02/15/06                                  40,000                  40,763
DIVERSIFIED MINERALS (0.03%)
 Vale Overseas
  9.00%; 08/15/13                                  25,000                  28,250
DIVERSIFIED OPERATIONS (0.05%)
 Hutchison Whampoa International
  6.50%; 02/13/13 /6/                              25,000                  26,802
 Noble Group
  6.63%; 03/17/15 /6/                              30,000                  26,742
                                                                           53,544
E-COMMERCE-PRODUCTS (0.02%)
 FTD
  7.75%; 02/15/14                                  25,000                  24,875
ELECTRIC-GENERATION (0.05%)
 Korea East-West Power
  4.88%; 04/21/11 /6/                              15,000                  14,992
 Tenaska Virginia Partners
  6.12%; 03/30/24 /6/                              29,496                  31,066
                                                                           46,058
ELECTRIC-INTEGRATED (1.00%)
 Arizona Public Service
  5.80%; 06/30/14                                  35,000                  37,026
  6.50%; 03/01/12                                  20,000                  22,015
 Carolina Power & Light
  6.65%; 04/01/08                                  40,000                  42,385
 Centerpoint Energy
  5.88%; 06/01/08                                  25,000                  25,874
 Cincinnati Gas & Electric
  5.40%; 06/15/33                                  15,000                  14,683
 Consumers Energy
  4.25%; 04/15/08                                  10,000                   9,942
 Dayton Power & Light
  5.13%; 10/01/13 /6/                              30,000                  30,557
 Entergy Gulf States
  3.60%; 06/01/08                                  25,000                  24,448
 Exelon
  6.75%; 05/01/11                                  30,000                  32,928
 FirstEnergy
  6.45%; 11/15/11                                  55,000                  59,070
 Indianapolis Power & Light
  7.38%; 08/01/07                                  35,000                  36,685
 Jersey Central Power & Light
  5.63%; 05/01/16                                  15,000                  15,525
                                                Principal
                                                  Amount                   Value
-----------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Northeast Utilities
                                               $                     $
  3.30%; 06/01/08                                  20,000                  19,396
 NorthWestern
  5.88%; 11/01/14 /6/                              55,000                  55,887
 Ohio Power
  4.85%; 01/15/14                                  20,000                  19,854
 Oncor Electric Delivery
  6.38%; 05/01/12                                  45,000                  48,936
 Pacific Gas & Electric
  3.60%; 03/01/09                                  25,000                  24,314
  6.05%; 03/01/34                                  85,000                  90,826
 Pepco Holdings
  3.75%; 02/15/06                                  80,000                  79,845
 Pinnacle West Energy
  3.63%; 04/01/07 /5/ /6/                          35,000                  34,984
 Power Contract Financing
  5.20%; 02/01/06 /6/                              11,175                  11,278
 PPL Energy Supply
  5.40%; 08/15/14                                  35,000                  36,019
 PSEG Power
  6.95%; 06/01/12                                  50,000                  55,738
 Puget Energy
  3.36%; 06/01/08                                  25,000                  24,149
 Southern California Edison
  5.00%; 01/15/14                                  15,000                  15,186
  5.00%; 01/15/16                                  40,000                  39,987
  8.00%; 02/15/07                                  39,000                  41,529
 Southwestern Electric Power
  4.50%; 07/01/05                                  50,000                  50,086
 TXU Energy
  6.13%; 03/15/08                                  20,000                  20,776
                                                                        1,019,928
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.02%)
 Flextronics International
  6.50%; 05/15/13                                  25,000                  23,875
ELECTRONICS-MILITARY (0.05%)
 L-3 Communications
  5.88%; 01/15/15                                  55,000                  52,388
EXPORT/IMPORT BANK (0.03%)
 Export-Import Bank of Korea
  4.50%; 08/12/09                                  30,000                  29,830
FEDERAL & FEDERALLY SPONSORED CREDIT (0.06%)
 Housing Urban Development
  2.99%; 08/01/05                                  60,000                  59,974
FILTRATION & SEPARATION PRODUCTS (0.03%)
 Polypore
  8.75%; 05/15/12                                  35,000                  29,575
FINANCE-AUTO LOANS (0.24%)
 Ford Motor Credit
  5.70%; 01/15/10                                  45,000                  40,671
  6.13%; 01/09/06                                  35,000                  35,161
  6.50%; 01/25/07                                  20,000                  19,998
  6.88%; 02/01/06                                 125,000                 126,440
                                                Principal
                                                  Amount                   Value
-----------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-AUTO LOANS (CONTINUED)
 Ford Motor Credit (continued)
                                               $                     $
  7.88%; 06/15/10                                  25,000                  24,060
                                                                          246,330
FINANCE-CONSUMER LOANS (0.14%)
 Household Finance
  4.13%; 11/16/09                                 125,000                 122,678
  4.75%; 07/15/13                                  20,000                  19,780
                                                                          142,458
FINANCE-CREDIT CARD (0.21%)
 Capital One Bank
  5.00%; 06/15/09                                  30,000                  30,341
  6.88%; 02/01/06                                 100,000                 102,230
 Capital One Financial
  4.80%; 02/21/12                                  15,000                  14,761
 MBNA
  3.64%; 05/05/08 /5/                              65,000                  64,961
                                                                          212,293
FINANCE-INVESTMENT BANKER & BROKER (0.71%)
 BCP Crystal U.S. Holdings
  9.63%; 06/15/14                                  35,000                  38,588
 Bear Stearns
  3.00%; 03/30/06                                  40,000                  39,738
  3.59%; 06/25/34 /5/                              70,000                  69,903
 Citigroup
  5.88%; 02/22/33                                  20,000                  20,972
 E*Trade Financial
  8.00%; 06/15/11                                  50,000                  51,250
 Goldman Sachs Group
  3.88%; 01/15/09                                  35,000                  34,351
  5.13%; 01/15/15                                  80,000                  79,894
  6.60%; 01/15/12                                 110,000                 120,924
 Lehman Brothers Holdings
  4.80%; 03/13/14                                  30,000                  29,672
 Merrill Lynch
  3.02%; 02/06/09 /5/                             130,000                 130,357
  5.00%; 01/15/15                                  45,000                  45,065
  5.45%; 07/15/14                                  40,000                  41,311
 Morgan Stanley
  5.30%; 03/01/13                                  25,000                  25,548
                                                                          727,573
FINANCE-MORTGAGE LOAN/BANKER (1.45%)
 Countrywide Home Loan
  4.25%; 12/19/07                                  25,000                  24,887
  4.61%; 12/19/33 /5/                             200,000                 195,513
 Federal Home Loan Mortgage
  4.50%; 07/15/13                                 275,000                 275,416
  4.63%; 05/28/13                                  45,000                  44,034
  4.75%; 10/11/12                                  80,000                  79,852
  4.75%; 05/06/13                                  75,000                  73,537
  5.13%; 11/07/13                                  20,000                  20,064
  6.75%; 03/15/31                                 256,000                 321,917
 Federal National Mortgage
  Association
  2.88%; 05/19/08                                  50,000                  48,319
  3.70%; 11/01/07                                 230,000                 227,515
  4.32%; 07/26/07                                  90,000                  90,173
                                                Principal
                                                  Amount                   Value
-----------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Federal National Mortgage
  Association (continued)
                                               $                     $
  4.75%; 02/21/13                                  75,000                  74,563
                                                                        1,475,790
FOOD-MISCELLANEOUS/DIVERSIFIED (0.13%)
 Corn Products International
  8.45%; 08/15/09                                  40,000                  45,501
 Kraft Foods
  4.63%; 11/01/06                                  85,000                  85,612
                                                                          131,113
FOOD-RETAIL (0.05%)
 Delhaize America
  7.38%; 04/15/06                                  45,000                  46,194
GAS-DISTRIBUTION (0.13%)
 Colorado Interstate Gas
  10.00%; 06/15/05                                 50,000                  50,272
 Sempra Energy
  4.75%; 05/15/09                                  35,000                  35,068
  6.95%; 12/01/05                                  50,000                  50,874
                                                                          136,214
HOME DECORATION PRODUCTS (0.02%)
 Newell Rubbermaid
  4.00%; 05/01/10                                  10,000                   9,731
  4.63%; 12/15/09                                  15,000                  14,984
                                                                           24,715
HOME EQUITY-OTHER (0.61%)
 ACE Securities
  3.25%; 03/25/35 /5/                              50,000                  50,063
 Long Beach Mortgage Loan Trust
  3.55%; 06/25/34 /5/                              25,000                  25,063
  4.10%; 06/25/34 /5/                              30,000                  30,390
 Option One Mortgage Loan Trust
  3.32%; 11/25/34 /5/                              25,000                  25,067
  3.55%; 05/25/34 /5/                              70,000                  70,286
  4.07%; 05/25/34 /5/                              70,000                  69,997
 Saxon Asset Securities Trust
  3.24%; 03/25/35 /5/                             100,000                 100,089
 Specialty Underwriting &
  Residential Finance
  3.27%; 03/25/36 /2/ /5/                         100,000                 100,000
  3.53%; 02/25/35 /5/                              65,000                  65,221
 Wells Fargo Home Equity Trust
  3.52%; 04/25/34 /5/                              90,000                  89,997
                                                                          626,173
HOME EQUITY-SEQUENTIAL (0.21%)
 Ameriquest Mortgage Securities
  3.32%; 03/25/35 /5/                              96,779                  96,862
 New Century Home Equity Loan
  Trust
  3.74%; 01/25/34 /5/                             115,000                 115,908
                                                                          212,770
HOTELS & MOTELS (0.03%)
 HMH Properties
  7.88%; 08/01/08                                  28,000                  28,560
                                                Principal
                                                  Amount                   Value
-----------------------------------------------------------------------------------------
BONDS (CONTINUED)
INVESTMENT COMPANIES (0.08%)
 Canadian Oil Sands
                                               $                     $
  4.80%; 08/10/09 /6/                              80,000                  80,068
LIFE & HEALTH INSURANCE (0.13%)
 Hartford Life Global Funding
  Trusts
  3.18%; 09/15/09 /5/                             125,000                 124,461
 Nationwide Financial Services
  5.63%; 02/13/15                                  10,000                  10,298
                                                                          134,759
MACHINERY TOOLS & RELATED PRODUCTS (0.06%)
 Kennametal
  7.20%; 06/15/12                                  55,000                  61,181
MACHINERY-FARM (0.11%)
 Case
  7.25%; 08/01/05                                  75,000                  75,375
 Case New Holland
  6.00%; 06/01/09 /6/                              40,000                  36,900
                                                                          112,275
MEDICAL INFORMATION SYSTEM (0.05%)
 NDCHealth
  10.50%; 12/01/12                                 50,000                  52,750
MEDICAL PRODUCTS (0.03%)
 Medical Device Manufacturing
  10.00%; 07/15/12                                 25,000                  26,750
MEDICAL-DRUGS (0.07%)
 Biovail
  7.88%; 04/01/10                                  45,000                  44,775
 Schering-Plough
  5.55%; 12/01/13                                  30,000                  31,132
                                                                           75,907
MEDICAL-HMO (0.38%)
 Anthem
  4.88%; 08/01/05                                 200,000                 200,455
 Coventry Health Care
  5.88%; 01/15/12 /6/                              75,000                  74,625
 Pacificare Health Systems
  10.75%; 06/01/09                                 30,000                  33,300
 WellPoint
  3.75%; 12/14/07 /6/                              30,000                  29,636
  4.25%; 12/15/09 /6/                              25,000                  24,659
  5.00%; 12/15/14 /6/                              25,000                  25,188
                                                                          387,863
MEDICAL-HOSPITALS (0.09%)
 HCA
  6.95%; 05/01/12                                  75,000                  78,182
  7.13%; 06/01/06                                  10,000                  10,262
                                                                           88,444
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.03%)
 Bergen Brunswig
  7.25%; 06/01/05                                  35,000                  35,102
                                                Principal
                                                  Amount                   Value
-----------------------------------------------------------------------------------------
BONDS (CONTINUED)
METAL PROCESSORS & FABRICATION (0.04%)
 Mueller Group
                                               $                     $
  10.00%; 05/01/12                                 35,000                  37,625
METAL-DIVERSIFIED (0.03%)
 Falconbridge
  5.38%; 06/01/15                                  10,000                   9,691
  7.35%; 06/05/12                                  15,000                  16,625
                                                                           26,316
MISCELLANEOUS INVESTING (0.16%)
 iStar Financial
  3.30%; 03/03/08 /5/                              50,000                  49,637
  4.88%; 01/15/09                                  45,000                  44,608
  5.15%; 03/01/12                                  35,000                  34,217
 United Dominion Realty Trust
  6.50%; 06/15/09                                  30,000                  31,992
                                                                          160,454
MISCELLANEOUS MANUFACTURERS (0.06%)
 Samsonite
  8.88%; 06/01/11                                  55,000                  56,650
MONEY CENTER BANKS (0.18%)
 JP Morgan Chase
  4.75%; 03/01/15                                  75,000                  73,724
  5.25%; 05/01/15                                 105,000                 107,210
                                                                          180,934
MORTGAGE BACKED SECURITIES (3.03%)
 Bear Stearns Adjustable Rate
  Mortgage Trust
  3.51%; 06/25/34 /5/                              50,000                  48,788
 Bear Stearns Commercial Mortgage
  Securities
  0.79%; 05/11/39 /5/ /6/                         448,646                  11,249
  5.47%; 06/11/41                                 110,000                 114,651
 Carrington Mortgage Loan Trust
  3.28%; 01/25/35 /5/                              65,000                  65,081
 Commercial Mortgage Pass-Through
  Certificate
  4.05%; 10/15/37                                 160,000                 157,039
 CS First Boston Mortgage
  Securities
  0.08%; 11/15/37 /5/ /6/                       1,136,472                  24,314
  0.75%; 05/15/36 /5/ /6/                         827,328                  16,050
  0.87%; 07/15/36 /5/ /6/                         737,859                  21,667
  1.72%; 03/15/36 /5/ /6/                         430,667                  20,100
  3.62%; 05/25/34 /5/                              50,000                  49,740
  7.95%; 09/15/41 /5/                              25,000                  28,154
 DLJ Commercial Mortgage
  6.59%; 02/18/31                                 700,000                 742,083
 DLJ Mortgage Acceptance
  6.99%; 10/15/30 /6/                             100,000                 104,107
 First Union National Bank
  Commercial Mortgage
  8.09%; 05/17/32                                  40,000                  45,715
 Greenwich Capital Commercial
  Funding
  0.55%; 06/10/36 /5/ /6/                       4,711,000                  77,670
 IMPAC Commercial Mortgage Trust
  3.33%; 04/25/35 /5/                              84,363                  84,367
                                                Principal
                                                  Amount                   Value
-----------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 JP Morgan Chase Commercial
  Mortgage Securities
                                               $                     $
  0.05%; 01/15/42 /5/ /6/                       1,135,623                  20,537
  1.33%; 01/12/39 /5/ /6/                         617,049                  30,246
  6.04%; 11/15/35                                 150,000                 156,938
 LB-UBS Commercial Mortgage Trust
  0.21%; 03/15/36 /5/ /6/                         356,536                  10,235
  0.86%; 03/15/34 /5/ /6/                         653,535                  13,080
  0.93%; 08/15/36 /5/ /6/                         565,325                  17,497
  1.37%; 03/15/36 /5/ /6/                         409,736                  19,490
  4.31%; 02/15/30                                 165,000                 163,642
  5.97%; 03/15/26                                 325,000                 337,750
 Merrill Lynch Mortgage Investors
  3.20%; 02/25/36 /5/                             100,000                  99,995
  3.58%; 01/25/35 /5/                              90,000                  89,996
 Merrill Lynch Mortgage Trust
  0.76%; 02/12/42 /5/                           1,464,720                  31,710
 Morgan Stanley Capital I
  1.30%; 01/13/41 /5/ /6/                         425,000                  20,043
 Wachovia Bank Commercial
  Mortgage Trust
  0.47%; 03/15/42 /5/ /6/                       3,500,000                  57,470
  0.64%; 10/15/41 /5/ /6/                       2,439,378                  57,147
 Washington Mutual
  3.40%; 01/25/45 /5/                              84,981                  83,362
  3.44%; 07/25/44 /5/                              93,968                  94,292
  3.81%; 06/25/34 /5/                              70,000                  68,397
  3.97%; 03/25/33                                  72,000                  71,205
  4.69%; 05/25/35 /2/                              35,000                  34,871
                                                                        3,088,678
MULTI-LINE INSURANCE (0.30%)
 CNA Financial
  5.85%; 12/15/14                                  55,000                  55,731
 Metropolitan Life Global Funding
  I
  3.18%; 03/17/09 /5/ /6/                         130,000                 129,895
 XL Capital
  5.25%; 09/15/14                                 100,000                  99,482
  6.50%; 01/15/12                                  20,000                  21,450
                                                                          306,558
MULTIMEDIA (0.31%)
 AOL Time Warner
  5.63%; 05/01/05                                  20,000                  20,000
  6.15%; 05/01/07                                  70,000                  72,530
  7.63%; 04/15/31                                  95,000                 115,767
 News America
  4.75%; 03/15/10                                  15,000                  15,074
  5.30%; 12/15/14                                  30,000                  30,050
  6.20%; 12/15/34                                  25,000                  25,222
  6.63%; 01/09/08                                  35,000                  36,853
                                                                          315,496
MUTUAL INSURANCE (0.13%)
 Liberty Mutual Group
  5.75%; 03/15/14 /6/                              85,000                  84,877
  6.50%; 03/15/35 /6/                              25,000                  24,231
                                                Principal
                                                  Amount                   Value
-----------------------------------------------------------------------------------------
BONDS (CONTINUED)
MUTUAL INSURANCE (CONTINUED)
 Liberty Mutual Group (continued)
                                               $                     $
  7.00%; 03/15/34 /6/                              25,000                  25,819
                                                                          134,927
NON-FERROUS METALS (0.02%)
 Coldelco
  5.50%; 10/15/13 /6/                              20,000                  20,608
NON-HAZARDOUS WASTE DISPOSAL (0.04%)
 Allied Waste North America
  5.75%; 02/15/11                                  20,000                  17,550
 Waste Management
  5.00%; 03/15/14                                  20,000                  19,858
                                                                           37,408
OIL & GAS DRILLING (0.07%)
 Consolidated Natural Gas
  5.00%; 03/01/14                                  25,000                  24,958
 Precision Drilling
  5.63%; 06/01/14                                  40,000                  41,500
                                                                           66,458
OIL COMPANY-EXPLORATION & PRODUCTION (0.25%)
 Chesapeake Energy
  8.13%; 04/01/11                                  35,000                  36,750
 Devon Financing
  7.88%; 09/30/31                                  40,000                  50,439
 Husky Energy
  6.15%; 06/15/19                                  35,000                  37,200
 Nexen
  5.05%; 11/20/13                                  40,000                  39,845
  7.88%; 03/15/32                                  25,000                  30,674
 Pioneer Natural Resources
  5.88%; 07/15/16                                  65,000                  64,442
                                                                          259,350
OIL COMPANY-INTEGRATED (0.22%)
 Amerada Hess
  7.30%; 08/15/31                                  50,000                  57,153
 Occidental Petroleum
  4.00%; 11/30/07                                  25,000                  24,809
 PanCanadian Energy
  7.20%; 11/01/31                                  35,000                  42,412
 Petrobras International Finance
  8.38%; 12/10/18                                  40,000                  40,850
  9.13%; 07/02/13                                  30,000                  32,850
 Petronas Capital
  7.88%; 05/22/22 /6/                              20,000                  24,531
                                                                          222,605
OIL FIELD MACHINERY & EQUIPMENT (0.05%)
 Cooper Cameron
  2.65%; 04/15/07                                  50,000                  48,384
OIL REFINING & MARKETING (0.22%)
 Enterprise Products Operating
  4.00%; 10/15/07                                  50,000                  49,087
  5.75%; 03/01/35 /6/                              25,000                  23,253
 Enterprise Products Partners
  6.38%; 02/01/13                                  15,000                  15,997
                                                Principal
                                                  Amount                   Value
-----------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL REFINING & MARKETING (CONTINUED)
 Tesoro Petroleum
                                               $                     $
  8.00%; 04/15/08                                  40,000                  41,900
  9.63%; 11/01/08                                  35,000                  37,275
 Valero Energy
  6.88%; 04/15/12                                  55,000                  60,466
                                                                          227,978
PAPER & RELATED PRODUCTS (0.13%)
 Georgia-Pacific
  8.63%; 04/30/25                                  15,000                  15,632
 Norske Skogindustrier
  7.63%; 10/15/11 /6/                              50,000                  56,559
 Sappi Papier Holding
  6.75%; 06/15/12 /6/                              20,000                  21,732
 Smurfit Capital Funding
  6.75%; 11/20/05                                  40,000                  40,000
                                                                          133,923
PHARMACY SERVICES (0.05%)
 Medco Health Solutions
  7.25%; 08/15/13                                  50,000                  55,576
PHYSICAL THERAPY & REHABILITATION
CENTERS (0.08%)
 HealthSouth
  6.88%; 06/15/05                                  80,000                  80,000
PIPELINES (0.26%)
 Buckeye Partners
  4.63%; 07/15/13                                  35,000                  34,124
 Enbridge Energy Partners
  4.00%; 01/15/09                                  15,000                  14,649
 National Fuel Gas
  5.25%; 03/01/13                                  25,000                  25,484
 PG&E Gas Transmission
  7.10%; 06/01/05                                  75,000                  75,210
 TEPPCO Partners
  6.13%; 02/01/13                                  45,000                  47,636
 Texas Eastern Transmission
  5.25%; 07/15/07                                  50,000                  50,921
 TGT Pipeline
  5.50%; 02/01/17 /6/                              20,000                  20,414
                                                                          268,438
PROPERTY & CASUALTY INSURANCE (0.48%)
 ACE
  6.00%; 04/01/07                                  70,000                  71,903
 Arch Capital Group
  7.35%; 05/01/34                                  75,000                  83,601
 Infinity Property & Casualty
  5.50%; 02/18/14                                  55,000                  54,430
 Markel
  6.80%; 02/15/13                                  80,000                  87,279
 St. Paul
  5.75%; 03/15/07                                  80,000                  82,055
 W.R. Berkley
  5.13%; 09/30/10                                  90,000                  90,278
  5.88%; 02/15/13                                  20,000                  20,695
                                                                          490,241
                                                Principal
                                                  Amount                   Value
-----------------------------------------------------------------------------------------
BONDS (CONTINUED)
RECREATIONAL CENTERS (0.04%)
 AMF Bowling Worldwide
                                               $                     $
  10.00%; 03/01/10                                 45,000                  45,000
REGIONAL BANKS (0.27%)
 PNC Funding
  5.75%; 08/01/06                                 100,000                 102,196
 Wachovia
  5.25%; 08/01/14                                  40,000                  40,968
  5.63%; 12/15/08                                 100,000                 105,027
 Wells Fargo
  3.12%; 08/15/08                                  30,000                  29,004
                                                                          277,195
REINSURANCE (0.13%)
 Berkshire Hathaway Finance
  4.63%; 10/15/13                                  55,000                  54,169
 Endurance Specialty Holdings
  7.00%; 07/15/34                                  70,000                  77,280
                                                                          131,449
RENTAL-AUTO & EQUIPMENT (0.02%)
 United Rentals
  6.50%; 02/15/12                                  20,000                  19,050
RETAIL-ARTS & CRAFTS (0.05%)
 Michaels Stores
  9.25%; 07/01/09                                  50,000                  52,625
RETAIL-AUTO PARTS (0.02%)
 PEP Boys-Manny, Moe & Jack
  7.50%; 12/15/14                                  25,000                  24,000
RETAIL-DISCOUNT (0.04%)
 Dollar General
  8.63%; 06/15/10                                  35,000                  38,850
RETAIL-DRUG STORE (0.05%)
 Rite Aid
  12.50%; 09/15/06                                 50,000                  54,500
RETAIL-MAJOR DEPARTMENT STORE (0.12%)
 J.C. Penney
  8.13%; 04/01/27                                  45,000                  45,112
 May Department Stores
  5.75%; 07/15/14                                  75,000                  77,658
                                                                          122,770
RETAIL-VITAMINS & NUTRITIONAL SUPPLIES (0.04%)
 General Nutrition Centers
  8.63%; 01/15/11 /6/                              50,000                  44,500
SAVINGS & LOANS-THRIFTS (0.02%)
 Washington Mutual Bank
  5.50%; 01/15/13                                  15,000                  15,516
SOVEREIGN (0.29%)
 Mexico Government
  3.84%; 01/13/09 /5/                              50,000                  50,600
  8.30%; 08/15/31                                  35,000                  40,994
  8.38%; 01/14/11                                 140,000                 160,230
                                                Principal
                                                  Amount                   Value
-----------------------------------------------------------------------------------------
BONDS (CONTINUED)
SOVEREIGN (CONTINUED)
 South Africa Government
                                               $                     $
  6.50%; 06/02/14                                  40,000                  43,200
                                                                          295,024
SPECIAL PURPOSE ENTITY (0.18%)
 Borden US Finance/Nova Scotia
  Finance
  9.00%; 07/15/14 /6/                              40,000                  40,000
 Fondo Latinoamericano de Reservas
  3.00%; 08/01/06 /6/                              45,000                  44,577
 Jostens
  7.63%; 10/01/12                                  50,000                  50,000
 K&F Acquisition
  7.75%; 11/15/14 /6/                              55,000                  53,900
                                                                          188,477
STEEL PRODUCERS (0.07%)
 International Steel Group
  6.50%; 04/15/14                                  75,000                  74,438
SUPRANATIONAL BANK (0.05%)
 Corp Andina de Fomento
  6.88%; 03/15/12                                  45,000                  49,977
TELEPHONE-INTEGRATED (1.15%)
 BellSouth
  4.75%; 11/15/12                                  40,000                  39,792
  6.88%; 10/15/31                                  25,000                  28,764
 British Telecommunications
  7.88%; 12/15/05                                 230,000                 235,762
 France Telecom
  8.00%; 03/01/11 /5/                             185,000                 213,202
 MCI
  6.91%; 05/01/07 /5/                              70,000                  71,050
 Qwest
  7.88%; 09/01/11 /6/                              50,000                  50,750
 Sprint Capital
  6.88%; 11/15/28                                  75,000                  83,631
  6.90%; 05/01/19                                  30,000                  33,522
 Telecom Italia Capital
  4.00%; 01/15/10 /6/                             220,000                 212,521
  5.25%; 11/15/13                                  50,000                  50,091
 Telefonos de Mexico
  4.50%; 11/19/08                                  10,000                   9,849
  8.25%; 01/26/06                                 100,000                 103,165
 Verizon Virginia
  4.63%; 03/15/13                                  40,000                  38,747
                                                                        1,170,846
TEXTILE-HOME FURNISHINGS (0.03%)
 Mohawk Industries
  6.50%; 04/15/07                                  30,000                  31,306
THEATERS (0.03%)
 Cinemark
  0.00%; 03/15/14 /1/ /5/                          50,000                  34,375
TRANSPORT-RAIL (0.01%)
 Union Pacific
  4.70%; 01/02/24                                  15,000                  14,498
                                                Principal
                                                  Amount                   Value
-----------------------------------------------------------------------------------------
BONDS (CONTINUED)
TRANSPORT-SERVICES (0.02%)
 FedEx
                                               $                     $
  3.50%; 04/01/09                                  20,000                  19,371
VITAMINS & NUTRITION PRODUCTS (0.05%)
 NBTY
  8.63%; 09/15/07                                  30,000                  30,075
 WH Holdings/WH Capital
  9.50%; 04/01/11                                  17,000                  18,105
                                                                           48,180
WIRE & CABLE PRODUCTS (0.04%)
 Superior Essex Communications
  9.00%; 04/15/12                                  40,000                  40,400
                                             TOTAL BONDS               19,642,230

                                                Principal
                                                  Amount                   Value
-----------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) CERTIFICATES (3.75%)
5.00%; 12/01/17                                   110,986                 112,035
5.00%; 03/01/18                                   127,507                 128,650
5.00%; 05/01/18                                   821,434                 828,801
5.00%; 06/01/34                                   889,013                 880,824
5.50%; 03/01/33                                   169,935                 172,034
5.50%; 05/01/33                                   559,509                 566,419
5.50%; 10/01/33                                   163,934                 165,959
6.00%; 01/01/29                                   106,147                 109,290
6.00%; 05/01/35 /7/                               400,000                 410,500
6.50%; 12/01/20                                    29,585                  30,787
6.50%; 05/01/31                                    55,406                  57,684
6.50%; 06/01/31                                    83,263                  86,686
7.00%; 12/01/27                                    87,400                  92,501
7.00%; 09/01/31                                    29,969                  31,653
7.50%; 11/01/30                                    20,044                  21,516
7.50%; 11/01/30                                    10,802                  11,595
7.50%; 01/01/31                                    17,348                  18,622
8.00%; 12/01/30                                    90,093                  98,571
                                TOTAL FHLMC CERTIFICATES                3,824,127

FEDERAL NATIONAL MORTGAGE ASSOCIATION
(FNMA) CERTIFICATES (6.71%)
4.26%; 06/01/34 /5/                                56,002                  56,014
4.35%; 12/01/34 /5/                                88,346                  88,316
4.39%; 07/01/34 /5/                                33,939                  33,935
4.50%; 05/01/10                                   200,189                 200,543
4.50%; 05/01/20 /7/                             1,180,000               1,167,093
4.66%; 03/01/35 /5/                                84,059                  84,459
5.00%; 03/01/18                                    90,932                  91,703
5.00%; 07/01/35 /7/                             1,455,000               1,433,629
5.50%; 01/01/33                                   395,520                 400,035
5.50%; 07/01/33                                   447,171                 451,977
                                                Principal
                                                  Amount                   Value
-----------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
                                               $                     $
5.50%; 09/01/33                                   387,294                 391,457
6.00%; 06/01/06                                     6,087                   6,154
6.00%; 04/01/08                                    54,727                  56,497
6.00%; 03/01/09                                     1,152                   1,201
6.00%; 05/01/09                                    49,245                  51,365
6.00%; 05/01/09                                    26,604                  27,749
6.00%; 11/01/09                                     1,804                   1,882
6.00%; 11/01/09                                    35,338                  36,859
6.00%; 12/01/09                                     6,059                   6,279
6.00%; 05/01/10                                    16,887                  17,610
6.00%; 12/01/33                                   221,631                 227,783
6.00%; 05/01/35 /7/                             1,860,000               1,909,405
6.50%; 05/01/06                                    52,254                  52,896
6.50%; 03/01/08                                    50,400                  52,323
                                 TOTAL FNMA CERTIFICATES                6,847,164

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) CERTIFICATES (1.01%)
6.00%; 06/20/26                                   133,778                 138,238
6.00%; 09/20/26                                    88,519                  91,453
6.00%; 06/20/27                                    51,806                  53,533
6.00%; 06/15/32                                    42,505                  43,889
6.00%; 12/15/33                                   130,034                 134,245
6.50%; 10/20/31                                   176,068                 183,842
6.50%; 05/15/32                                   235,828                 247,036
7.00%; 05/15/31                                    48,524                  51,457
7.00%; 02/15/32                                    80,258                  85,062
                                 TOTAL GNMA CERTIFICATES                1,028,755

                                                Principal
                                                  Amount                   Value
-----------------------------------------------------------------------------------------
TREASURY BONDS (4.62%)
 U.S. Treasury
  3.63%; 07/15/09                                 300,000                 297,457
  4.00%; 02/15/14                                 175,000                 172,956
  4.25%; 11/15/14                                 350,000                 351,148
  4.75%; 05/15/14                                 325,000                 338,787
  5.00%; 02/15/11                                 450,000                 474,258
  5.38%; 02/15/31                                 425,000                 480,018
  6.25%; 05/15/30                                 225,000                 280,134
  7.13%; 02/15/23                                 240,000                 313,331
  7.25%; 05/15/16                                 140,000                 175,831
  7.50%; 11/15/16                                 135,000                 173,412
  8.00%; 11/15/21                                 285,000                 398,221
 U.S. Treasury Inflation-Indexed
  Obligations
  2.00%; 01/15/14                                 181,620                 188,566
  3.63%; 01/15/08                                 445,121                 478,766
  3.88%; 01/15/09                                 116,929                 129,220
  4.25%; 01/15/10                                 227,958                 260,762
                                                Principal
                                                  Amount                   Value
-----------------------------------------------------------------------------------------
TREASURY BONDS (CONTINUED)
 U.S. Treasury Strip
                                               $                     $
  0.00%; 02/15/15 /1/                             300,000                 197,269
                                    TOTAL TREASURY BONDS                4,710,136

                                                Principal
                                                  Amount                   Value
-----------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.09%)
FINANCE-CREDIT CARD (1.30%)
 American Express Credit
  2.82%; 05/03/05                               1,325,000               1,324,686
MONEY CENTER BANKS (2.79%)
 Investment in Joint Trading
  Account; Citicorp
  2.95%; 05/02/05                               2,846,377               2,846,377
                                  TOTAL COMMERCIAL PAPER                4,171,063


                                                Maturity
                                                 Amount                    Value
-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.17%)
 Deutsche Bank Securities; 2.96%;
  dated 04/29/05 maturing 05/02/05
  (collateralized by U.S. Treasury
  Inflation-Indexed Obligation;                                      $
  $181,050; 07/15/12) /8/                      $  177,544                 177,500
                             TOTAL REPURCHASE AGREEMENTS                  177,500
                                                                     ------------

                   TOTAL PORTFOLIO INVESTMENTS (104.16%)              106,239,482
LIABILITIES, NET OF
 CASH, RECEIVABLES
 AND OTHER ASSETS
 (-4.16%)                                                              (4,246,406)
                              TOTAL NET ASSETS (100.00%)             $101,993,076
                                                                     ---------------

1   Non-income producing security.
2 Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $134,871 or 0.13% of net assets.
3   Security is illiquid.
4   Security or a portion of the security was on loan at the end of the period.
5   Variable rate.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, the value of these securities totaled $2,202,048 or 2.16% of net assets.
7   Security was purchased in a "to-be-announced" ("TBA") transaction.
    See Notes to Financial Statements.
8   Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                                 $  7,719,090
Unrealized Depreciation                                   (6,492,241)
                                                        -------------
Net Unrealized Appreciation (Depreciation)                 1,226,849
Cost for federal income tax purposes                    $105,012,633


                       Investments for Sector (unaudited)
-------------------------------------------------------------------------------
                                                        Percentage of
  Sector                                Value            Total Value
-------------------------------------------------------------------------------
Financial                       $  21,494,939                   20.23%
Consumer, non-cyclical             14,983,031                   14.10
Mortgage Securities                14,671,165                   13.81
Communications                      8,390,194                    7.90
Consumer, Cyclical                  8,028,344                    7.56
Industrial                          7,710,378                    7.26
Technology                          7,489,270                    7.05
Energy                              7,323,128                    6.89
Government                          6,581,524                    6.19
Utilities                           3,785,960                    3.56
Basic Materials                     2,696,416                    2.54
Asset Backed Securities             2,420,206                    2.28
Funds                                 445,527                    0.42
Diversified                           219,400                    0.21
                                --------------               -----------
                 Total          $106,239,482                   100.00%

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                           PRINCIPAL BOND FUND, INC.

                           APRIL 30, 2005 (UNAUDITED)

                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (56.53%)
AGRICULTURAL OPERATIONS (0.29%)
 Bunge Limited Finance
                                                       $                     $
  4.38%; 12/15/08                                         430,000                 428,700
  5.88%; 05/15/13                                         160,000                 169,248
                                                                                  597,948
AIRLINES (0.09%)
 Southwest Airlines
  5.10%; 05/01/06                                         181,686                 182,752
APPAREL MANUFACTURERS (0.06%)
 Phillips Van-Heusen
  7.75%; 11/15/23                                         125,000                 128,750
ASSET BACKED SECURITIES (2.53%)
 Bear Stearns Asset Backed Securities
  3.26%; 02/25/35 /1/                                     625,000                 625,309
  3.62%; 03/25/34 /1/                                     515,000                 514,975
 Chase Funding Mortgage Loan Asset Backed
  Certificates
  3.31%; 09/25/33 /1/                                     338,843                 339,424
  3.52%; 09/25/33 /1/                                     420,000                 420,580
 Countrywide Asset Backed Certificates
  3.34%; 08/25/32 /1/                                     250,000                 250,461
  3.61%; 04/25/30                                         490,000                 488,405
 Financial Asset Securities Corp. AAA Trust
  3.31%; 02/27/35 /1/ /2/                                 300,000                 300,020
 Master Adjustable Rate Mortgages Trust
  4.12%; 03/25/34 /1/                                     545,000                 548,321
 Master Asset Backed Securities Trust
  3.25%; 12/25/34 /1/                                     750,000                 751,069
 Morgan Stanley ABS Capital I
  3.24%; 12/25/34 /1/                                     500,000                 500,751
 MSDWCC Heloc Trust
  3.21%; 07/25/17 /1/                                     468,988                 469,072
                                                                                5,208,387
AUTO-CARS & LIGHT TRUCKS (0.59%)
 DaimlerChrysler Holding
  3.77%; 08/08/06 /1/                                     650,000                 653,543
  4.75%; 01/15/08                                          75,000                  73,986
  7.25%; 01/18/06                                         225,000                 228,939
 Nissan Motor Acceptance
  4.63%; 03/08/10 /2/                                     255,000                 252,534
                                                                                1,209,002
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.04%)
 Navistar International
  6.25%; 03/01/12 /2/                                     100,000                  88,000
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.41%)
 ArvinMeritor
  6.80%; 02/15/09                                         150,000                 138,375
 Delphi Automotive Systems
  6.55%; 06/15/06                                         100,000                  93,500
 Lear
  7.96%; 05/15/05                                         320,000                 320,398
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (CONTINUED)
 Polypore International
                                                       $                     $
  0.00%; 10/01/12 /1/ /2/ /3/                             125,000                  70,000
 Stanadyne
  10.00%; 08/15/14                                        150,000                 145,500
 Tenneco Automotive
  8.63%; 11/15/14 /2/                                      75,000                  68,438
                                                                                  836,211
AUTOMOBILE SEQUENTIAL (0.39%)
 Capital Auto Receivables Asset Trust
  4.50%; 10/15/07                                         567,910                 568,992
 Toyota Auto Receivables Owner Trust
  2.65%; 11/15/06                                         231,365                 231,070
                                                                                  800,062
BREWERY (0.31%)
 Cia Brasileira de Bebidas
  10.50%; 12/15/11                                        300,000                 363,000
 Coors Brewing
  6.38%; 05/15/12                                         245,000                 266,596
                                                                                  629,596
BROADCASTING SERVICES & PROGRAMMING (0.22%)
 Clear Channel Communications
  4.50%; 01/15/10                                         350,000                 335,016
 Grupo Televisa
  8.50%; 03/11/32                                         100,000                 118,000
                                                                                  453,016
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.12%)
 Associated Materials
  0.00%; 03/01/14 /1/ /3/                                 210,000                 141,750
 CRH America
  6.40%; 10/15/33                                          95,000                 104,734
                                                                                  246,484
BUILDING PRODUCTS-AIR & HEATING (0.10%)
 York International
  6.63%; 08/15/06                                         200,000                 206,121
BUILDING PRODUCTS-WOOD (0.04%)
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                          90,000                  88,356
BUILDING-RESIDENTIAL & COMMERCIAL (0.21%)
 Beazer Homes
  8.38%; 04/15/12                                         200,000                 212,000
 Ryland Group
  9.75%; 09/01/10                                         210,000                 224,340
                                                                                  436,340
CABLE TV (1.12%)
 Charter Communications
  8.38%; 04/30/14 /2/                                     150,000                 144,000
 Comcast
  5.30%; 01/15/14                                          50,000                  50,751
  5.50%; 03/15/11                                         150,000                 155,356
  5.85%; 01/15/10                                          30,000                  31,532
  7.05%; 03/15/33                                         175,000                 204,516
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CABLE TV (CONTINUED)
 Cox Communications
                                                       $                     $
  3.55%; 12/14/07 /1/ /2/                                 350,000                 352,049
  4.63%; 01/15/10 /2/                                     475,000                 467,964
  6.75%; 03/15/11                                         305,000                 329,505
  7.13%; 10/01/12                                         200,000                 222,231
 EchoStar DBS
  6.63%; 10/01/14 /2/                                     200,000                 194,000
 Kabel Deutschland
  10.63%; 07/01/14 /2/                                    150,000                 158,250
                                                                                2,310,154
CASINO HOTELS (0.46%)
 Ameristar Casinos
  10.75%; 02/15/09                                        150,000                 163,125
 Aztar
  9.00%; 08/15/11                                         205,000                 219,350
 Boyd Gaming
  9.25%; 08/01/09                                         250,000                 263,750
 Harrah's Operating
  5.50%; 07/01/10                                         290,000                 296,519
                                                                                  942,744
CELLULAR TELECOMMUNICATIONS (1.06%)
 America Movil
  5.50%; 03/01/14                                         435,000                 423,997
  6.38%; 03/01/35                                          70,000                  65,038
 AT&T Wireless Services
  8.13%; 05/01/12                                         480,000                 567,497
 Rural Cellular
  8.25%; 03/15/12                                         120,000                 121,500
 Telus
  7.50%; 06/01/07                                         445,000                 472,522
  8.00%; 06/01/11                                          40,000                  46,200
 Verizon Wireless Capital
  5.38%; 12/15/06                                         480,000                 489,682
                                                                                2,186,436
CHEMICALS-DIVERSIFIED (0.60%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                         240,000                 245,075
  7.00%; 03/15/11                                         265,000                 294,559
 FMC
  6.75%; 05/05/05                                         315,000                 315,000
 ICI Wilmington I
  5.63%; 12/01/13                                         220,000                 223,351
 Lyondell Chemical
  9.50%; 12/15/08                                         150,000                 159,938
                                                                                1,237,923
CHEMICALS-SPECIALTY (0.18%)
 Hercules
  6.75%; 10/15/29                                         100,000                  97,250
 Nalco
  7.75%; 11/15/11                                         100,000                 102,000
 Westlake Chemical
  8.75%; 07/15/11                                         150,000                 163,125
                                                                                  362,375
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COAL (0.17%)
 Alpha Natural Resources
                                                       $                     $
  10.00%; 06/01/12 /2/                                    210,000                 233,100
 Massey Energy
  6.63%; 11/15/10                                         120,000                 120,000
                                                                                  353,100
COATINGS & PAINT (0.16%)
 Resolution Performance Products
  8.00%; 12/15/09                                         150,000                 156,375
 Valspar
  6.00%; 05/01/07                                         160,000                 164,953
                                                                                  321,328
COMMERCIAL BANKS (0.22%)
 United Overseas Bank
  4.50%; 07/02/13 /2/                                     150,000                 143,532
 Wachovia Bank
  4.88%; 02/01/15                                         315,000                 314,372
                                                                                  457,904
COMMERCIAL MORTGAGE BACKED SECURITY (0.25%)
 Structured Adjustable Rate Mortgage Loan Trust
  3.27%; 03/25/35 /1/ /4/                                 525,000                 525,000
COMMERCIAL SERVICES (0.22%)
 Iron Mountain
  6.63%; 01/01/16                                         150,000                 133,500
  8.25%; 07/01/11                                         315,000                 315,000
                                                                                  448,500
COMPUTER SERVICES (0.11%)
 Unisys
  7.88%; 04/01/08                                         220,000                 218,625
COMPUTERS-INTEGRATED SYSTEMS (0.04%)
 NCR
  7.13%; 06/15/09                                          75,000                  81,435
CONTAINERS-METAL & GLASS (0.19%)
 Crown European Holdings
  10.88%; 03/01/13                                        150,000                 171,375
 Owens-Brockway
  8.75%; 11/15/12                                         200,000                 218,000
                                                                                  389,375
CONTAINERS-PAPER & PLASTIC (0.10%)
 Intertape Polymer Group
  8.50%; 08/01/14                                         200,000                 199,666
CREDIT CARD ASSET BACKED SECURITIES (1.52%)
 American Express Credit Account Master Trust
  3.20%; 09/15/11 /1/                                     200,000                 200,856
 Capital One Multi-Asset Execution Trust
  3.17%; 12/15/09 /1/                                     550,000                 550,866
 Chase Credit Card Master Trust
  3.15%; 05/15/09 /1/                                     750,000                 749,854
 Citibank Credit Card Master Trust I
  3.26%; 03/10/11 /1/                                     425,000                 427,154
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)
 Citibank Omni-S Master Trust
                                                       $                     $
  7.00%; 09/16/09                                         525,000                 531,622
 First USA Credit Card Master Trust
  3.33%; 04/18/11 /1/                                     650,000                 654,967
                                                                                3,115,319
DATA PROCESSING & MANAGEMENT (0.07%)
 Certegy
  4.75%; 09/15/08                                         135,000                 136,935
DIALYSIS CENTERS (0.06%)
 DaVita
  7.25%; 03/15/15 /2/                                     125,000                 121,562
DISTRIBUTION-WHOLESALE (0.12%)
 Ingram Micro
  9.88%; 08/15/08                                         225,000                 237,937
DIVERSIFIED FINANCIAL SERVICES (0.23%)
 General Electric Capital
  0.87%; 03/10/40 /1/ /2/                               7,517,917                 209,103
  6.75%; 03/15/32                                         125,000                 149,173
 NiSource Finance
  3.20%; 11/01/06                                         120,000                 118,391
                                                                                  476,667
DIVERSIFIED MANUFACTURING OPERATIONS (0.30%)
 Invensys
  9.88%; 03/15/11 /2/                                     125,000                 123,750
 J.B. Poindexter
  8.75%; 03/15/14 /2/                                     200,000                 194,000
 Tyco International Group
  6.38%; 02/15/06                                         300,000                 305,725
                                                                                  623,475
DIVERSIFIED MINERALS (0.10%)
 Vale Overseas
  9.00%; 08/15/13                                         185,000                 209,050
DIVERSIFIED OPERATIONS (0.20%)
 Hutchison Whampoa International
  6.50%; 02/13/13 /2/                                     150,000                 160,810
 Noble Group
  6.63%; 03/17/15 /2/                                     280,000                 249,594
                                                                                  410,404
ELECTRIC-GENERATION (0.16%)
 CE Casecnan Water & Energy
  11.45%; 11/15/05                                         85,725                  85,725
 Korea East-West Power
  4.88%; 04/21/11 /2/                                      85,000                  84,955
 Tenaska Virginia Partners
  6.12%; 03/30/24 /2/                                     157,309                 165,683
                                                                                  336,363
ELECTRIC-INTEGRATED (3.44%)
 Arizona Public Service
  5.80%; 06/30/14                                         130,000                 137,526
  6.50%; 03/01/12                                         205,000                 225,649
 Centerpoint Energy
  5.88%; 06/01/08                                         180,000                 186,295
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Consumers Energy
                                                       $                     $
  4.25%; 04/15/08                                          70,000                  69,597
 Dayton Power & Light
  5.13%; 10/01/13 /2/                                     200,000                 203,710
 Dominion Resources
  3.09%; 05/15/06 /1/                                     550,000                 551,403
 Entergy Gulf States
  3.60%; 06/01/08                                         180,000                 176,029
 Exelon
  6.75%; 05/01/11                                         200,000                 219,521
 FirstEnergy
  6.45%; 11/15/11                                         325,000                 349,048
 FPL Group Capital
  3.25%; 04/11/06                                         170,000                 169,195
 Georgia Power
  2.99%; 02/17/09 /1/                                     900,000                 900,437
 Indianapolis Power & Light
  7.38%; 08/01/07                                         230,000                 241,070
 Jersey Central Power & Light
  5.63%; 05/01/16                                          80,000                  82,799
 MidAmerican Energy Holdings
  4.63%; 10/01/07                                         200,000                 200,340
 Northeast Utilities
  3.30%; 06/01/08                                         145,000                 140,618
 Ohio Power
  4.85%; 01/15/14                                         185,000                 183,654
 Oncor Electric Delivery
  6.38%; 05/01/12                                         275,000                 299,056
 Pacific Gas & Electric
  3.60%; 03/01/09                                         150,000                 145,883
  6.05%; 03/01/34                                         265,000                 283,164
 Pepco Holdings
  3.75%; 02/15/06                                         565,000                 563,908
 Pinnacle West Energy
  3.63%; 04/01/07 /1/ /2/                                 210,000                 209,901
 Power Contract Financing
  5.20%; 02/01/06 /2/                                      78,224                  78,947
 PPL Energy Supply
  5.40%; 08/15/14                                         200,000                 205,821
 PSEG Power
  6.95%; 06/01/12                                         300,000                 334,429
 Puget Energy
  3.36%; 06/01/08                                         175,000                 169,044
 Southern California Edison
  5.00%; 01/15/14                                          85,000                  86,052
  5.00%; 01/15/16                                         225,000                 224,928
  8.00%; 02/15/07                                          38,000                  40,464
 Southwestern Electric Power
  4.50%; 07/01/05                                         240,000                 240,414
 TXU Energy
  6.13%; 03/15/08                                         140,000                 145,430
                                                                                7,064,332
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.07%)
 Flextronics International
  6.50%; 05/15/13                                         150,000                 143,250
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
EXPORT/IMPORT BANK (0.12%)
 Export-Import Bank of Korea
                                                       $                     $
  4.50%; 08/12/09                                         240,000                 238,641
FEDERAL & FEDERALLY SPONSORED CREDIT (0.16%)
 Housing Urban Development
  2.99%; 08/01/05                                         325,000                 324,862
FIDUCIARY BANKS (0.35%)
 State Street Capital Trust II
  3.29%; 02/15/08 /1/                                     725,000                 727,298
FINANCE-AUTO LOANS (0.73%)
 Ford Motor Credit
  6.13%; 01/09/06                                         225,000                 226,034
  6.88%; 02/01/06                                         160,000                 161,843
  7.25%; 10/25/11                                         450,000                 415,934
  7.88%; 06/15/10                                         160,000                 153,983
 General Motors Acceptance
  4.39%; 10/20/05 /1/                                     550,000                 548,810
                                                                                1,506,604
FINANCE-CONSUMER LOANS (0.78%)
 Household Finance
  4.13%; 12/15/08                                         200,000                 197,696
  4.13%; 11/16/09                                         350,000                 343,499
  4.75%; 07/15/13                                         155,000                 153,294
  7.00%; 05/15/12                                         125,000                 141,010
 HSBC Finance
  3.08%; 11/16/09 /1/                                     775,000                 778,277
                                                                                1,613,776
FINANCE-CREDIT CARD (0.54%)
 Capital One Bank
  5.00%; 06/15/09                                         240,000                 242,728
  6.88%; 02/01/06                                         435,000                 444,700
 Capital One Financial
  4.80%; 02/21/12                                          80,000                  78,725
 MBNA
  3.64%; 05/05/08 /1/                                     350,000                 349,793
                                                                                1,115,946
FINANCE-INVESTMENT BANKER & BROKER (2.31%)
 BCP Crystal U.S. Holdings
  9.63%; 06/15/14                                         105,000                 115,763
 Bear Stearns
  3.00%; 03/30/06                                         165,000                 163,918
  3.59%; 06/25/34 /1/                                     425,000                 424,411
 Citigroup
  6.63%; 06/15/32                                         110,000                 126,468
 Goldman Sachs Group
  3.88%; 01/15/09                                         100,000                  98,145
  5.13%; 01/15/15                                         410,000                 409,458
  5.15%; 01/15/14                                         130,000                 130,844
  6.60%; 01/15/12                                         615,000                 676,076
 Lehman Brothers Holdings
  4.80%; 03/13/14                                         170,000                 168,141
 Merrill Lynch
  3.02%; 02/06/09 /1/                                     775,000                 777,131
  5.00%; 01/15/15                                         250,000                 250,363
  5.45%; 07/15/14                                         215,000                 222,046
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Morgan Stanley
                                                       $                     $
  1.06%; 04/15/34 /1/ /2/                               4,670,060                  87,881
  3.42%; 01/15/10 /1/                                     925,000                 927,226
  5.30%; 03/01/13                                         165,000                 168,614
                                                                                4,746,485
FINANCE-MORTGAGE LOAN/BANKER (5.51%)
 Countrywide Home Loan
  3.40%; 06/02/06 /1/                                     775,000                 777,818
  4.25%; 12/19/07                                         120,000                 119,460
  4.61%; 12/19/33 /1/                                   1,000,000                 977,563
 Federal Home Loan Mortgage
  2.65%; 05/30/08                                         275,000                 263,828
  3.40%; 06/15/23 /1/                                     519,998                 523,934
  4.50%; 07/15/13                                       1,400,000               1,402,120
  4.63%; 05/28/13                                         250,000                 244,634
  4.75%; 10/11/12                                         550,000                 548,979
  4.75%; 05/06/13                                         575,000                 563,781
  6.25%; 07/15/32                                         125,000                 148,924
  6.75%; 03/15/31                                         541,000                 680,302
 Federal National Mortgage Association
  2.88%; 05/19/08                                         275,000                 265,755
  3.27%; 11/25/22 /1/                                     419,796                 420,290
  3.70%; 11/01/07                                       1,430,000               1,414,550
  4.32%; 07/26/07                                         530,000                 531,019
  4.75%; 02/21/13                                         550,000                 546,796
  6.25%; 05/15/29                                       1,000,000               1,178,381
 Federal National Mortgage Association Whole
  Loan
  3.22%; 05/25/35 /1/                                     722,962                 722,952
                                                                               11,331,086
FINANCE-OTHER SERVICES (0.06%)
 Athena Neurosciences Finance
  7.25%; 02/21/08                                         150,000                 130,875
FOOD-MISCELLANEOUS/DIVERSIFIED (0.31%)
 Corn Products International
  8.45%; 08/15/09                                         265,000                 301,447
 Kraft Foods
  4.63%; 11/01/06                                         325,000                 327,338
                                                                                  628,785
FOOD-RETAIL (0.18%)
 Delhaize America
  7.38%; 04/15/06                                         360,000                 369,554
GAS-DISTRIBUTION (0.36%)
 Colorado Interstate Gas
  10.00%; 06/15/05                                        250,000                 251,361
 Sempra Energy
  4.75%; 05/15/09                                         200,000                 200,389
  6.95%; 12/01/05                                         275,000                 279,808
                                                                                  731,558
HOME DECORATION PRODUCTS (0.09%)
 Newell Rubbermaid
  4.00%; 05/01/10                                         100,000                  97,306
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOME DECORATION PRODUCTS (CONTINUED)
 Newell Rubbermaid (continued)
                                                       $                     $
  4.63%; 12/15/09                                          85,000                  84,909
                                                                                  182,215
HOME EQUITY-OTHER (1.81%)
 ACE Securities
  3.25%; 03/25/35 /1/                                     250,000                 250,316
 Long Beach Mortgage Loan Trust
  3.55%; 06/25/34 /1/                                     140,000                 140,356
  4.10%; 06/25/34 /1/                                     165,000                 167,142
 Option One Mortgage Loan Trust
  3.32%; 11/25/34 /1/                                     150,000                 150,404
  3.55%; 05/25/34 /1/                                     400,000                 401,635
  4.07%; 05/25/34 /1/                                     400,000                 399,980
 Saxon Asset Securities Trust
  3.24%; 03/25/35 /1/                                     625,000                 625,558
  4.15%; 03/25/35 /1/                                     675,000                 681,550
 Specialty Underwriting & Residential Finance
  3.27%; 03/25/36 /1/ /4/                                 525,000                 525,000
  3.53%; 02/25/35 /1/                                     385,000                 386,307
                                                                                3,728,248
HOME EQUITY-SEQUENTIAL (0.96%)
 Ameriquest Mortgage Securities
  3.32%; 03/25/35 /1/                                     532,283                 532,742
 New Century Home Equity Loan Trust
  3.31%; 03/25/35 /1/                                     710,481                 711,202
 Residential Asset Securities
  3.28%; 08/25/29                                         550,000                 545,990
  4.17%; 03/25/35 /1/                                     175,000                 175,129
                                                                                1,965,063
HOTELS & MOTELS (0.07%)
 HMH Properties
  7.88%; 08/01/08                                         136,000                 138,720
INDEPENDENT POWER PRODUCER (0.05%)
 Reliant Energy
  6.75%; 12/15/14                                         125,000                 110,625
INDUSTRIAL AUTOMATION & ROBOTS (0.07%)
 UNOVA
  7.00%; 03/15/08                                         150,000                 152,250
INSURANCE BROKERS (0.13%)
 Marsh & McLennan
  3.28%; 07/13/07 /1/                                     275,000                 273,195
INVESTMENT COMPANIES (0.22%)
 Canadian Oil Sands
  4.80%; 08/10/09 /2/                                     450,000                 450,381
LIFE & HEALTH INSURANCE (0.38%)
 Hartford Life Global Funding Trusts
  3.18%; 09/15/09 /1/                                     725,000                 721,873
 Nationwide Financial Services
  5.63%; 02/13/15                                          60,000                  61,790
                                                                                  783,663
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MACHINERY TOOLS & RELATED PRODUCTS (0.18%)
 Kennametal
                                                       $                     $
  7.20%; 06/15/12                                         325,000                 361,522
MACHINERY-CONSTRUCTION & MINING (0.11%)
 Terex
  9.25%; 07/15/11                                         200,000                 217,000
MACHINERY-FARM (0.04%)
 Case New Holland
  6.00%; 06/01/09 /2/                                     100,000                  92,250
MEDICAL INFORMATION SYSTEM (0.06%)
 NDCHealth
  10.50%; 12/01/12                                        125,000                 131,875
MEDICAL PRODUCTS (0.08%)
 Medical Device Manufacturing
  10.00%; 07/15/12                                        150,000                 160,500
MEDICAL-DRUGS (0.15%)
 Biovail
  7.88%; 04/01/10                                         125,000                 124,375
 Schering-Plough
  5.55%; 12/01/13                                         185,000                 191,978
                                                                                  316,353
MEDICAL-GENERIC DRUGS (0.07%)
 Alpharma
  8.63%; 05/01/11 /2/                                     150,000                 145,500
MEDICAL-HMO (0.75%)
 Anthem
  4.88%; 08/01/05                                         500,000                 501,138
 Coventry Health Care
  5.88%; 01/15/12 /2/                                     435,000                 432,825
 Pacificare Health Systems
  10.75%; 06/01/09                                        150,000                 166,500
 WellPoint
  3.75%; 12/14/07 /2/                                     175,000                 172,874
  4.25%; 12/15/09 /2/                                     130,000                 128,228
  5.00%; 12/15/14 /2/                                     150,000                 151,130
                                                                                1,552,695
MEDICAL-HOSPITALS (0.41%)
 HCA
  5.25%; 11/06/08                                         210,000                 209,933
  6.95%; 05/01/12                                         120,000                 125,091
  7.13%; 06/01/06                                         225,000                 230,886
  8.36%; 04/15/24                                         150,000                 163,424
 United Surgical Partners International
  10.00%; 12/15/11                                        100,000                 110,000
                                                                                  839,334
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.05%)
 Select Medical
  7.63%; 02/01/15 /2/                                     100,000                  98,250
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.10%)
 Bergen Brunswig
  7.25%; 06/01/05                                         210,000                 210,609
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
METAL PROCESSORS & FABRICATION (0.22%)
 Mueller Group
                                                       $                     $
  10.00%; 05/01/12                                        225,000                 241,875
 Trimas
  9.88%; 06/15/12                                         125,000                 123,125
 Wolverine Tube
  7.38%; 08/01/08 /2/                                     100,000                  91,000
                                                                                  456,000
METAL-ALUMINUM (0.05%)
 Novelis
  7.25%; 02/15/15 /2/                                     100,000                  96,750
METAL-DIVERSIFIED (0.09%)
 Falconbridge
  5.38%; 06/01/15                                         115,000                 111,449
  7.35%; 06/05/12                                          65,000                  72,043
                                                                                  183,492
MISCELLANEOUS INVESTING (0.69%)
 iStar Financial
  3.30%; 03/03/08 /1/                                     300,000                 297,823
  4.25%; 03/12/07 /1/                                     300,000                 303,957
  4.88%; 01/15/09                                         280,000                 277,562
  5.15%; 03/01/12                                         180,000                 175,971
 Thornburg Mortgage
  8.00%; 05/15/13                                         100,000                 100,500
 United Dominion Realty Trust
  6.50%; 06/15/09                                         240,000                 255,939
                                                                                1,411,752
MISCELLANEOUS MANUFACTURERS (0.05%)
 Propex Fabrics
  10.00%; 12/01/12                                        100,000                  95,000
MONEY CENTER BANKS (0.50%)
 JP Morgan Chase
  4.75%; 03/01/15                                         425,000                 417,768
  5.25%; 05/01/15                                         600,000                 612,627
                                                                                1,030,395
MORTGAGE BACKED SECURITIES (4.82%)
 Banc of America Commercial Mortgage
  0.04%; 11/10/38 /1/ /2/                               3,100,514                  59,214
 Bear Stearns Adjustable Rate Mortgage Trust
  3.51%; 06/25/34 /1/                                     245,000                 239,059
 Bear Stearns Commercial Mortgage Securities
  0.79%; 05/11/39 /1/ /2/                               2,550,199                  63,941
 Carrington Mortgage Loan Trust
  3.28%; 01/25/35 /1/                                     350,000                 350,436
 CS First Boston Mortgage Securities
  0.08%; 11/15/37 /1/ /2/                               5,682,359                 121,568
  0.75%; 05/15/36 /1/ /2/                               4,136,639                  80,251
  0.87%; 07/15/36 /1/ /2/                               4,099,216                 120,373
  1.72%; 03/15/36 /1/ /2/                               2,905,820                 135,618
  7.95%; 09/15/41 /1/                                     125,000                 140,769
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 First Union National Bank Commercial Mortgage
                                                       $                     $
  8.09%; 05/17/32                                         200,000                 228,574
 GMAC Commercial Mortgage Securities
  1.13%; 03/10/38 /1/ /2/                               3,762,360                 143,587
 GMAC Mortgage Corporation Loan Trust
  3.22%; 08/25/35 /1/ /4/                                 725,000                 725,000
 Greenwich Capital Commercial Funding
  0.55%; 06/10/36 /1/ /2/                              27,190,000                 448,282
 IMPAC Commercial Mortgage Trust
  3.17%; 08/25/35 /1/ /4/ /5/                             625,000                 625,000
  3.33%; 04/25/35 /1/                                     471,442                 471,461
 Indymac Index Mortgage Loan Trust
  3.29%; 04/25/35 /1/ /4/                                 425,000                 425,000
 JP Morgan Chase Commercial Mortgage Securities
  0.05%; 01/15/42 /1/ /2/                               5,962,023                 107,817
  1.33%; 01/12/39 /1/ /2/                               3,512,434                 172,169
 LB-UBS Commercial Mortgage Trust
  0.21%; 03/15/36 /1/ /2/                               2,317,483                  66,528
  0.86%; 03/15/34 /1/ /2/                               3,006,262                  60,167
  0.93%; 08/15/36 /1/ /2/                               3,140,695                  97,208
  1.37%; 03/15/36 /1/ /2/                               2,212,572                 105,248
 Merrill Lynch Mortgage Investors
  3.22%; 02/25/36 /1/                                     525,000                 524,975
  3.58%; 01/25/35 /1/                                     540,000                 539,975
 Merrill Lynch Mortgage Trust
  0.76%; 02/12/42 /1/                                   9,154,501                 198,186
 Morgan Stanley Capital I
  1.30%; 01/13/41 /1/ /2/                               2,500,000                 117,897
  7.11%; 04/15/33                                         100,000                 109,449
 Wachovia Bank Commercial Mortgage Trust
  0.47%; 03/15/42 /1/ /2/                              21,200,000                 348,104
  0.64%; 10/15/41 /1/ /2/                              13,619,859                 319,072
 Washington Mutual
  3.26%; 04/25/45 /1/ /4/                                 300,000                 300,000
  3.30%; 04/25/45 /1/ /4/                                 300,000                 300,000
  3.40%; 01/25/45 /1/                                     474,895                 465,846
  3.44%; 07/25/44 /1/                                     587,301                 589,329
  3.81%; 06/25/34 /1/                                     410,000                 400,612
  3.97%; 03/25/33                                         528,000                 522,169
  4.69%; 05/25/35 /4/                                     185,000                 184,317
                                                                                9,907,201
MULTI-LINE INSURANCE (0.55%)
 CNA Financial
  5.85%; 12/15/14                                         325,000                 329,321
 XL Capital
  5.25%; 09/15/14                                         655,000                 651,608
  6.50%; 01/15/12                                         145,000                 155,508
                                                                                1,136,437
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MULTIMEDIA (0.80%)
 AOL Time Warner
                                                       $                     $
  7.63%; 04/15/31                                         620,000                 755,531
 News America
  4.75%; 03/15/10                                          90,000                  90,442
  5.30%; 12/15/14                                         225,000                 225,377
  6.20%; 12/15/34                                         125,000                 126,113
  6.63%; 01/09/08                                         250,000                 263,234
 Walt Disney
  5.38%; 06/01/07                                         175,000                 178,840
                                                                                1,639,537
MUSIC (0.04%)
 Warner Music Group
  7.38%; 04/15/14                                          75,000                  75,000
MUTUAL INSURANCE (0.38%)
 Liberty Mutual Group
  5.75%; 03/15/14 /2/                                     495,000                 494,281
  6.50%; 03/15/35 /2/                                     150,000                 145,385
  7.00%; 03/15/34 /2/                                     130,000                 134,260
                                                                                  773,926
NON-FERROUS METALS (0.06%)
 Coldelco
  5.50%; 10/15/13 /2/                                     125,000                 128,799
NON-HAZARDOUS WASTE DISPOSAL (0.20%)
 Allied Waste
  8.50%; 12/01/08                                         150,000                 152,812
 Casella Waste Systems
  9.75%; 02/01/13                                         125,000                 136,563
 Waste Management
  5.00%; 03/15/14                                         125,000                 124,110
                                                                                  413,485
OIL & GAS DRILLING (0.11%)
 Precision Drilling
  5.63%; 06/01/14                                         225,000                 233,437
OIL COMPANY-EXPLORATION & PRODUCTION (1.15%)
 Callon Petroleum
  9.75%; 12/08/10                                         150,000                 155,250
 Chesapeake Energy
  8.13%; 04/01/11                                         200,000                 210,000
 Devon Financing
  7.88%; 09/30/31                                         165,000                 208,061
 Energy Partners
  8.75%; 08/01/10                                         150,000                 157,500
 Husky Energy
  6.15%; 06/15/19                                         200,000                 212,571
 Nexen
  5.05%; 11/20/13                                         305,000                 303,821
  7.88%; 03/15/32                                         125,000                 153,368
 Paramount Resources
  8.50%; 01/31/13                                         125,000                 121,250
 Pemex Project Funding Master Trust
  8.00%; 11/15/11                                         250,000                 278,250
 Pioneer Natural Resources
  5.88%; 07/15/16                                         380,000                 376,738
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 Swift Energy
                                                       $                     $
  9.38%; 05/01/12                                         125,000                 133,750
 XTO Energy
  6.25%; 04/15/13                                          50,000                  54,251
                                                                                2,364,810
OIL COMPANY-INTEGRATED (0.54%)
 Amerada Hess
  7.30%; 08/15/31                                         275,000                 314,340
 Occidental Petroleum
  4.00%; 11/30/07                                         175,000                 173,661
 Petrobras International Finance
  8.38%; 12/10/18                                         225,000                 229,781
  9.13%; 02/01/07                                         225,000                 241,875
 Petronas Capital
  7.88%; 05/22/22 /2/                                     125,000                 153,322
                                                                                1,112,979
OIL FIELD MACHINERY & EQUIPMENT (0.14%)
 Cooper Cameron
  2.65%; 04/15/07                                         290,000                 280,630
OIL REFINING & MARKETING (0.67%)
 CITGO Petroleum
  6.00%; 10/15/11                                         150,000                 145,875
 Enterprise Products Operating
  4.00%; 10/15/07                                         280,000                 274,889
  5.75%; 03/01/35 /2/                                     140,000                 130,217
 Enterprise Products Partners
  6.38%; 02/01/13                                         110,000                 117,313
 Tesoro Petroleum
  9.63%; 11/01/08                                         440,000                 468,600
 Valero Energy
  6.88%; 04/15/12                                         225,000                 247,359
                                                                                1,384,253
OIL-FIELD SERVICES (0.38%)
 Halliburton
  4.65%; 10/17/05 /1/                                     775,000                 779,740
PAPER & RELATED PRODUCTS (0.65%)
 Abitibi-Consolidated
  8.38%; 04/01/15                                         100,000                  91,250
 Georgia-Pacific
  8.63%; 04/30/25                                          75,000                  78,158
 Neenah Paper
  7.38%; 11/15/14 /2/                                     125,000                 118,750
 Norske Skogindustrier
  7.63%; 10/15/11 /2/                                     500,000                 565,591
 Sappi Papier Holding
  6.75%; 06/15/12 /2/                                     140,000                 152,124
 Smurfit Capital Funding
  6.75%; 11/20/05                                         330,000                 330,000
                                                                                1,335,873
PHARMACY SERVICES (0.15%)
 Medco Health Solutions
  7.25%; 08/15/13                                         275,000                 305,668
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PHYSICAL THERAPY & REHABILITATION CENTERS (0.07%)
 HealthSouth
                                                       $                     $
  7.63%; 06/01/12                                         150,000                 144,000
PIPELINES (0.66%)
 Buckeye Partners
  4.63%; 07/15/13                                         275,000                 268,115
 Enbridge Energy Partners
  4.00%; 01/15/09                                          90,000                  87,892
 National Fuel Gas
  5.25%; 03/01/13                                         175,000                 178,385
 PG&E Gas Transmission
  7.10%; 06/01/05                                         400,000                 401,122
 TEPPCO Partners
  6.13%; 02/01/13                                          45,000                  47,636
 Texas Eastern Transmission
  5.25%; 07/15/07                                         245,000                 249,514
 TGT Pipeline
  5.50%; 02/01/17 /2/                                     120,000                 122,486
                                                                                1,355,150
PRIVATE CORRECTIONS (0.05%)
 Corrections Corporation of America
  6.25%; 03/15/13 /2/                                     100,000                  96,500
PROPERTY & CASUALTY INSURANCE (1.31%)
 ACE
  6.00%; 04/01/07                                         150,000                 154,077
 Arch Capital Group
  7.35%; 05/01/34                                         440,000                 490,457
 Infinity Property & Casualty
  5.50%; 02/18/14                                         335,000                 331,525
 Markel
  6.80%; 02/15/13                                         460,000                 501,856
 St. Paul
  5.75%; 03/15/07                                         475,000                 487,204
 W.R. Berkley
  5.13%; 09/30/10                                         575,000                 576,778
  5.88%; 02/15/13                                         155,000                 160,388
                                                                                2,702,285
PUBLISHING-PERIODICALS (0.12%)
 American Media Operation
  10.25%; 05/01/09                                        100,000                 102,750
 Dex Media West
  9.88%; 08/15/13                                         123,000                 136,530
                                                                                  239,280
QUARRYING (0.08%)
 Compass Minerals International
  0.00%; 06/01/13 /1/ /3/                                 200,000                 167,000
RECREATIONAL CENTERS (0.17%)
 AMF Bowling Worldwide
  10.00%; 03/01/10                                        200,000                 200,000
 Town Sports International
  9.63%; 04/15/11                                         150,000                 153,937
                                                                                  353,937
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
REGIONAL BANKS (0.78%)
 PNC Funding
                                                       $                     $
  5.75%; 08/01/06                                         650,000                 664,277
 Wachovia
  5.63%; 12/15/08                                         600,000                 630,162
  6.38%; 02/01/09                                         100,000                 107,047
 Wells Fargo
  3.12%; 08/15/08                                         200,000                 193,357
                                                                                1,594,843
REINSURANCE (0.21%)
 Endurance Specialty Holdings
  7.00%; 07/15/34                                         385,000                 425,040
RENTAL-AUTO & EQUIPMENT (0.09%)
 NationsRent
  9.50%; 05/01/15 /2/                                      75,000                  75,000
 United Rentals
  6.50%; 02/15/12                                         125,000                 119,062
                                                                                  194,062
RESORTS & THEME PARKS (0.07%)
 Intrawest
  7.50%; 10/15/13                                         150,000                 149,250
RETAIL-ARTS & CRAFTS (0.13%)
 Michaels Stores
  9.25%; 07/01/09                                         250,000                 263,125
RETAIL-AUTOMOBILE (0.05%)
 Asbury Automotive Group
  9.00%; 06/15/12                                         100,000                  98,500
RETAIL-DISCOUNT (0.11%)
 Dollar General
  8.63%; 06/15/10                                         200,000                 222,000
RETAIL-DRUG STORE (0.08%)
 Rite Aid
  12.50%; 09/15/06                                        150,000                 163,500
RETAIL-MAJOR DEPARTMENT STORE (0.21%)
 May Department Stores
  5.75%; 07/15/14                                         425,000                 440,060
RETAIL-PROPANE DISTRIBUTION (0.18%)
 AmeriGas Partners
  8.88%; 05/20/11                                         150,000                 162,750
 Star Gas Partners
  10.25%; 02/15/13 /2/                                    120,000                 104,100
 Suburban Propane Partners/Suburban Energy
  Finance
  6.88%; 12/15/13 /2/                                     100,000                  96,000
                                                                                  362,850
RETAIL-VIDEO RENTAL (0.05%)
 Movie Gallery
  11.00%; 05/01/12 /2/                                    100,000                  98,875
RETAIL-VITAMINS & NUTRITIONAL SUPPLIES (0.03%)
 General Nutrition Centers
  8.63%; 01/15/11 /2/                                      80,000                  71,200
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SATELLITE TELECOM (0.05%)
 Intelsat
                                                       $                     $
  5.25%; 11/01/08                                         125,000                 113,437
SAVINGS & LOANS-THRIFTS (0.40%)
 Washington Mutual
  3.44%; 01/15/10 /1/                                     725,000                 727,910
  5.50%; 01/15/13                                         100,000                 103,439
                                                                                  831,349
SCHOOLS (0.07%)
 Knowledge Learning
  7.75%; 02/01/15 /2/                                     150,000                 142,500
SEMICONDUCTOR EQUIPMENT (0.04%)
 Amkor Technology
  7.75%; 05/15/13                                         100,000                  78,375
SOVEREIGN (0.80%)
 Mexico Government
  3.84%; 01/13/09 /1/                                     300,000                 303,600
  8.30%; 08/15/31                                         260,000                 304,525
  8.38%; 01/14/11                                         690,000                 789,705
 South Africa Government
  6.50%; 06/02/14                                         220,000                 237,600
                                                                                1,635,430
SPECIAL PURPOSE ENTITY (0.82%)
 Da-Lite Screen
  9.50%; 05/15/11                                         150,000                 163,875
 Farmers Exchange Capital
  7.05%; 07/15/28 /2/                                     225,000                 237,715
 Fondo Latinoamericano de Reservas
  3.00%; 08/01/06 /2/                                     270,000                 267,462
 John Hancock Global Funding II
  3.29%; 04/03/09 /1/ /2/                                 800,000                 799,960
 Jostens
  7.63%; 10/01/12                                         120,000                 120,000
 K&F Acquisition
  7.75%; 11/15/14 /2/                                     100,000                  98,000
                                                                                1,687,012
SUPRANATIONAL BANK (0.12%)
 Corp Andina de Fomento
  6.88%; 03/15/12                                         230,000                 255,440
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.08%)
 Corning
  8.30%; 04/04/25                                         150,000                 156,707
TELEPHONE-INTEGRATED (3.10%)
 BellSouth
  4.75%; 11/15/12                                         250,000                 248,699
  6.88%; 10/15/31                                         130,000                 149,574
 British Telecommunications
  7.88%; 12/15/05                                         940,000                 963,552
 France Telecom
  8.00%; 03/01/11 /1/                                   1,095,000               1,261,926
 MCI
  6.91%; 05/01/07 /1/                                     250,000                 253,750
                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 Northwestern Bell Telephone
                                                       $                     $
  6.25%; 01/01/07                                         250,000                 248,750
 Qwest
  6.63%; 09/15/05                                         200,000                 201,000
 Sprint Capital
  6.88%; 11/15/28                                         325,000                 362,402
  6.90%; 05/01/19                                         100,000                 111,740
  8.75%; 03/15/32                                         230,000                 309,276
 Telecom Italia Capital
  4.00%; 01/15/10 /2/                                   1,275,000               1,231,654
  5.25%; 11/15/13                                         280,000                 280,509
 Telefonos de Mexico
  4.50%; 11/19/08                                         135,000                 132,960
  8.25%; 01/26/06                                         385,000                 397,185
 Verizon Virginia
  4.63%; 03/15/13                                         225,000                 217,950
                                                                                6,370,927
TEXTILE-HOME FURNISHINGS (0.07%)
 Mohawk Industries
  6.50%; 04/15/07                                         145,000                 151,310
THEATERS (0.05%)
 Cinemark
  0.00%; 03/15/14 /1/ /3/                                 140,000                  96,250
TRANSPORT-RAIL (0.08%)
 Progress Rail Services/Progress Metal
  Reclamation
  7.75%; 04/01/12 /2/                                      75,000                  74,625
 Union Pacific
  4.70%; 01/02/24                                         100,000                  96,655
                                                                                  171,280
TRANSPORT-SERVICES (0.07%)
 CHC Helicopter
  7.38%; 05/01/14                                         150,000                 146,250
VETERINARY DIAGNOSTICS (0.08%)
 VICAR Operating
  9.88%; 12/01/09                                         150,000                 162,562
VITAMINS & NUTRITION PRODUCTS (0.14%)
 NBTY
  8.63%; 09/15/07                                         200,000                 200,500
 WH Holdings/WH Capital
  9.50%; 04/01/11                                          74,000                  78,810
                                                                                  279,310
WIRE & CABLE PRODUCTS (0.10%)
 Superior Essex Communications
  9.00%; 04/15/12                                         200,000                 202,000
WIRELESS EQUIPMENT (0.03%)
 SBA Telecom/SBA Communications
  0.00%; 12/15/11 /1/ /3/                                  65,000                  56,550
                                                     TOTAL BONDS              116,219,912

                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (11.25%)
                                                       $                     $
4.50%; 12/01/09                                         1,253,076               1,255,904
4.50%; 11/01/18                                         2,219,967               2,202,340
5.00%; 01/01/18                                         3,237,073               3,267,660
5.00%; 05/01/18                                         1,738,384               1,753,976
5.50%; 05/01/17                                         1,293,351               1,325,770
5.50%; 06/01/24                                         4,528,115               4,588,104
5.50%; 04/01/33                                         1,344,835               1,361,445
6.00%; 03/01/22                                           961,511                 986,391
6.00%; 03/01/31                                           201,776                 207,373
6.00%; 04/01/31                                            45,414                  46,674
6.00%; 12/01/31                                           903,389                 928,450
6.00%; 05/01/35 /6/                                     3,100,000               3,181,375
6.50%; 06/01/17                                           943,171                 982,342
6.50%; 03/01/29                                           109,983                 114,650
6.50%; 05/01/29                                           164,480                 171,459
6.50%; 04/01/31                                            98,106                 102,140
7.00%; 12/01/29                                           101,592                 107,394
7.00%; 06/01/30                                            66,428                  70,183
7.00%; 12/01/30                                            81,855                  86,483
7.50%; 09/01/30                                            24,193                  25,970
7.50%; 09/01/30                                            37,534                  40,290
7.50%; 01/01/31                                           128,127                 137,535
7.50%; 03/01/31                                            39,540                  42,443
8.00%; 09/01/30                                           133,757                 146,344
                                        TOTAL FHLMC CERTIFICATES               23,132,695

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (17.01%)
4.26%; 06/01/34 /1/                                       316,993                 317,062
4.35%; 12/01/34 /1/                                       500,070                 499,900
4.39%; 07/01/34 /1/                                       192,112                 192,086
4.66%; 03/01/35 /1/                                       475,803                 478,067
5.00%; 03/01/18                                         2,182,363               2,200,878
5.00%; 05/01/20 /6/                                     3,350,000               3,373,031
5.00%; 07/01/35 /6/                                    10,875,000              10,715,268
5.50%; 07/01/33                                         2,235,852               2,259,881
5.50%; 09/01/33                                         1,267,509               1,281,130
5.50%; 05/01/35 /6/                                     5,000,000               5,046,875
6.00%; 05/01/09                                           184,669                 190,644
6.00%; 07/01/09                                           367,222                 383,031
6.00%; 07/01/09                                           227,587                 234,950
6.00%; 05/01/32                                           171,056                 175,838
6.00%; 05/01/35 /6/                                     6,000,000               6,159,372
6.50%; 01/01/11                                           119,082                 123,625
6.50%; 02/01/11                                           195,673                 205,576
6.50%; 03/01/11                                           335,853                 352,850
6.50%; 09/01/32                                           592,927                 617,204
7.00%; 08/01/29                                            30,462                  32,221
7.00%; 02/01/32                                           115,598                 122,140
                                         TOTAL FNMA CERTIFICATES               34,961,629

                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (3.45%)
                                                       $                     $
5.50%; 05/01/35 /6/                                     2,000,000               2,033,750
6.00%; 07/20/28                                           468,542                 483,870
6.00%; 11/20/28                                           446,427                 461,032
6.00%; 01/20/29                                           476,688                 492,098
6.00%; 07/20/29                                           118,737                 122,575
6.00%; 12/15/33                                           455,119                 469,859
6.50%; 03/20/28                                            92,924                  97,150
6.50%; 05/20/29                                            78,467                  81,984
6.50%; 12/15/32                                         2,082,294               2,181,265
7.00%; 06/15/32                                           629,965                 667,667
                                         TOTAL GNMA CERTIFICATES                7,091,250

                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
TREASURY BONDS (12.46%)
 U.S. Treasury
  3.63%; 07/15/09                                       2,100,000               2,082,198
  4.00%; 02/15/14                                       1,100,000               1,087,152
  4.25%; 11/15/14                                       2,000,000               2,006,562
  4.75%; 05/15/14                                       1,000,000               1,042,422
  5.00%; 02/15/11                                       1,500,000               1,580,859
  5.38%; 02/15/31                                       3,205,000               3,619,897
  6.13%; 08/15/29                                          25,000                  30,510
  6.25%; 08/15/23                                       1,100,000               1,321,977
  6.25%; 05/15/30                                       1,310,000               1,631,001
  6.75%; 08/15/26                                       1,000,000               1,287,305
  7.50%; 11/15/16                                       1,770,000               2,273,620
  8.00%; 11/15/21                                       1,210,000               1,690,692
 U.S. Treasury Inflation-Indexed Obligations
  2.00%; 01/15/14                                       1,141,613               1,185,271
  3.38%; 01/15/07                                       1,936,576               2,032,421
  4.25%; 01/15/10                                       2,393,559               2,738,007
                                            TOTAL TREASURY BONDS               25,609,894

                                                         Shares
                                                          Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (0.00%)
COMPUTER SERVICES (0.00%)
                                                                             $
 Decisionone /3/ /4/                                        3,500                       -
 Decisionone /3/ /4/                                        2,054                       -
 Decisionone /3/ /4/                                        3,540                       -
 Decisionone /3/ /4/                                        2,100                       -
                                                                                        -
                                             TOTAL COMMON STOCKS                        -

                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (11.62%)
FINANCE-CREDIT CARD (1.05%)
 American Express Credit
                                                       $                     $
  2.82%; 05/03/05                                       2,150,000               2,149,489
FINANCE-INVESTMENT BANKER & BROKER (5.81%)
 Citigroup Global Markets Holdings
  2.93%; 05/02/05                                       1,350,000               1,349,780
 Goldman Sachs Group
  2.80%; 05/04/05                                      10,600,000              10,596,585
                                                                               11,946,365
MONEY CENTER BANKS (4.76%)
 Investment in Joint Trading Account; Citicorp
  2.95%; 05/02/05                                       9,790,637               9,790,637
                                          TOTAL COMMERCIAL PAPER               23,886,491
                                                                             ------------

                           TOTAL PORTFOLIO INVESTMENTS (112.32%)              230,901,871
LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER ASSETS (-12.32%)              (25,333,273)
                                      TOTAL NET ASSETS (100.00%)             $205,568,598
                                                                             ---------------

/1 /Variable rate.
/2 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, the value of these securities totaled $14,326,821 or 6.97% of net assets.
/3 /Non-income producing security.
/4 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,609,317 or 1.76% of net assets.
/5 /Security purchased on a when-issued basis. See Notes to Financial
  Statements.
/6 /Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  3,435,886
Unrealized Depreciation                        (1,553,084)
                                             ------------
Net Unrealized Appreciation (Depreciation)      1,882,802
Cost for federal income tax purposes         $229,019,069



                                                    Notional    Unrealized
                   Description                       Amount     Gain (Loss)
----------------------------------------------------------------------------
SWAP AGREEMENTS
TOTAL RETURN SWAPS
Receive a monthly return equal to the Lehman       $7,500,000     $95,351
ERISA Eligible CMBS Index and pay monthly a
floating rate based on 1-month LIBOR less 5 basis
points with Morgan Stanley. Expires May 2005.

Receive a monthly return equal to a 30-year 5.5%
FNMA and pay monthly a floating rate based on       3,000,000        (681)
1-month LIBOR less 15 basis points with Merrill
Lynch. Expires June 2005.



                        INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                               Value                 Percentage of
                                                             Total Value
-------------------------------------------------------------------------------
                                   $
 Mortgage Securities                  73,736,949                 31.92%
 Financial                            50,454,191                 21.84
 Government                           37,837,573                 16.38
 Asset Backed Securities              15,052,527                  6.52
 Communications                       13,526,044                  5.86
 Utilities                             8,361,268                  3.62
 Consumer, Non-cyclical                7,975,412                  3.45
 Energy                                7,864,097                  3.40
 Consumer, Cyclical                    6,719,808                  2.91
 Basic Materials                       4,200,945                  1.82
 Industrial                            4,115,408                  1.78
 Technology                              647,245                  0.28
 Diversified                             410,404                  0.18
 Swap Agreements                          94,670                  0.04
                    TOTAL           $230,996,541                100.00%
                                   ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                       PRINCIPAL CAPITAL VALUE FUND, INC.

                           APRIL 30, 2005 (UNAUDITED)

                                                         Shares
                                                          Held          Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (98.81%)
ADVERTISING AGENCIES (0.33%)
                                                                        $
 Omnicom Group                                            13,300           1,102,570
AEROSPACE & DEFENSE (0.94%)
 Northrop Grumman                                         56,770           3,113,267
AEROSPACE & DEFENSE EQUIPMENT (1.72%)
 General Dynamics                                         22,630           2,377,281
 Lockheed Martin                                          54,300           3,309,585
                                                                           5,686,866
APPAREL MANUFACTURERS (0.73%)
 Liz Claiborne                                            32,100           1,137,303
 VF                                                       22,400           1,267,616
                                                                           2,404,919
APPLICATIONS SOFTWARE (0.30%)
 Compuware /1/                                           168,000             999,600
ATHLETIC FOOTWEAR (0.38%)
 Nike                                                     16,330           1,254,307
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.46%)
 Paccar                                                   22,621           1,535,966
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.35%)
 Autoliv                                                  26,000           1,150,500
BEVERAGES-NON-ALCOHOLIC (0.62%)
 Coca-Cola                                                47,500           2,063,400
BEVERAGES-WINE & SPIRITS (0.34%)
 Brown-Forman                                             20,120           1,116,660
BUILDING-RESIDENTIAL & COMMERCIAL (1.06%)
 DR Horton                                                40,640           1,239,520
 MDC Holdings                                             14,161             925,846
 Pulte Homes                                              18,580           1,327,541
                                                                           3,492,907
CABLE TV (0.63%)
 Comcast /1/                                              64,860           2,082,655
CHEMICALS-DIVERSIFIED (2.12%)
 Dow Chemical                                             87,900           4,037,247
 FMC /1/                                                  20,800           1,019,200
 PPG Industries                                           29,100           1,965,705
                                                                           7,022,152
CHEMICALS-SPECIALTY (0.70%)
 Cabot                                                    38,700           1,182,285
 Sigma-Aldrich                                            19,440           1,135,879
                                                                           2,318,164
COMMERCIAL BANKS (1.66%)
 Associated Banc-Corp                                     28,100             868,852
 Compass Bancshares                                       29,300           1,260,486
 North Fork Bancorp                                       65,500           1,843,825
 UnionBanCal                                              24,480           1,506,989
                                                                           5,480,152
COMPUTERS (2.32%)
 Apple Computer /1/                                       54,400           1,961,664
 Hewlett-Packard                                         237,700           4,865,719

                                                         Shares
                                                          Held                 Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS (CONTINUED)
                                                                           $
 International Business Machines                         11,060                 844,763
                                                                              7,672,146
COMPUTERS-INTEGRATED SYSTEMS (0.50%)
 Brocade Communications Systems /1/                     140,800                 613,888
 NCR /1/                                                 31,900               1,052,700
                                                                              1,666,588
COMPUTERS-MEMORY DEVICES (0.68%)
 EMC /1/                                                109,800               1,440,576
 Network Appliance /1/                                   30,600                 814,878
                                                                              2,255,454
CONTAINERS-METAL & GLASS (0.41%)
 Ball                                                    34,160               1,349,320
CONTAINERS-PAPER & PLASTIC (0.34%)
 Sonoco Products                                         42,000               1,137,780
COSMETICS & TOILETRIES (1.09%)
 Colgate-Palmolive                                       24,900               1,239,771
 Gillette                                                29,700               1,533,708
 Procter & Gamble                                        15,380                 832,827
                                                                              3,606,306
DIRECT MARKETING (0.32%)
 Harte-Hanks                                             37,590               1,071,315
DIVERSIFIED MANUFACTURING OPERATIONS (6.08%)
 Eaton                                                   24,500               1,438,150
 General Electric                                       477,988              17,303,166
 ITT Industries                                          15,200               1,374,992
                                                                             20,116,308
ELECTRIC PRODUCTS-MISCELLANEOUS (0.26%)
 Ametek                                                  22,600                 855,862
ELECTRIC-INTEGRATED (4.76%)
 Constellation Energy Group                              38,630               2,030,393
 Duke Energy                                            116,900               3,412,311
 Edison International                                    70,700               2,566,410
 Exelon                                                  58,660               2,903,670
 PPL                                                     26,700               1,448,742
 TXU                                                     39,340               3,374,978
                                                                             15,736,504
ENGINES-INTERNAL COMBUSTION (0.41%)
 Cummins Engine                                          20,000               1,360,000
ENTERPRISE SOFTWARE & SERVICE (0.37%)
 Oracle /1/                                             104,700               1,210,332
FINANCE-CREDIT CARD (0.89%)
 Capital One Financial                                   20,280               1,437,649
 MBNA                                                    76,790               1,516,603
                                                                              2,954,252
FINANCE-INVESTMENT BANKER & BROKER (8.52%)
 Bear Stearns                                            22,700               2,148,782
 Citigroup /2/                                          257,680              12,100,653
 E*Trade Financial /1/                                   86,800                 964,348
 Goldman Sachs Group                                     35,920               3,835,897
 Lehman Brothers Holdings                                38,217               3,505,263

                                                         Shares
                                                          Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                          $
 Merrill Lynch                                          82,120               4,428,731
 Morgan Stanley                                         23,190               1,220,258
                                                                            28,203,932
FINANCE-MORTGAGE LOAN/BANKER (0.96%)
 Countrywide Financial                                  87,604               3,170,389
FINANCIAL GUARANTEE INSURANCE (0.46%)
 MGIC Investment                                        26,000               1,534,000
FOOD-FLOUR & GRAIN (0.49%)
 Archer Daniels Midland                                 89,240               1,605,428
FOOD-MEAT PRODUCTS (0.68%)
 Hormel Foods                                           37,000               1,152,180
 Smithfield Foods /1/                                   36,200               1,095,412
                                                                             2,247,592
FOOD-MISCELLANEOUS/DIVERSIFIED (0.34%)
 Kellogg                                                25,100               1,128,245
GAS-DISTRIBUTION (1.07%)
 Energen                                                17,270               1,069,877
 ONEOK                                                  38,600               1,113,996
 UGI                                                    26,900               1,351,187
                                                                             3,535,060
HOTELS & MOTELS (0.51%)
 Starwood Hotels & Resorts Worldwide                    31,100               1,689,974
HUMAN RESOURCES (0.24%)
 Robert Half International                              32,312                 801,984
INSTRUMENTS-CONTROLS (0.24%)
 Thermo Electron /1/                                    31,900                 796,862
INSTRUMENTS-SCIENTIFIC (0.55%)
 Applied Biosystems Group                               51,430               1,090,316
 PerkinElmer                                            39,600                 732,600
                                                                             1,822,916
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.30%)
 Nuveen Investments                                     29,300                 995,907
LIFE & HEALTH INSURANCE (1.22%)
 Genworth Financial                                     43,200               1,207,440
 Lincoln National                                       39,600               1,780,812
 Stancorp Financial Group                               13,800               1,055,976
                                                                             4,044,228
MACHINERY TOOLS & RELATED PRODUCTS (0.29%)
 Lincoln Electric Holdings                              31,560                 964,158
MACHINERY-FARM (0.60%)
 Deere                                                  31,610               1,976,889
MEDICAL PRODUCTS (0.52%)
 Zimmer Holdings /1/                                    21,190               1,725,290
MEDICAL-HMO (1.31%)
 Aetna                                                  34,020               2,496,047
 WellPoint /1/                                          14,300               1,826,825
                                                                             4,322,872
                                                         Shares
                                                          Held                 Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL PROCESSORS & FABRICATION (0.25%)
                                                                           $
 Worthington Industries                                  51,500                 837,390
METAL-COPPER (0.48%)
 Phelps Dodge                                            18,600               1,596,810
MISCELLANEOUS INVESTING (3.10%)
 Archstone-Smith Trust                                   40,310               1,449,950
 CBL & Associates Properties                             14,600               1,129,602
 Kimco Realty                                            29,400               1,628,466
 Pan Pacific Retail Properties                           19,300               1,166,106
 Prologis Trust                                          36,800               1,456,912
 Simon Property Group                                    35,600               2,352,092
 Ventas                                                  39,210               1,057,886
                                                                             10,241,014
MONEY CENTER BANKS (4.94%)
 Bank of America                                        244,722              11,022,279
 JP Morgan Chase                                        149,620               5,310,014
                                                                             16,332,293
MULTI-LINE INSURANCE (2.92%)
 American International Group                            42,400               2,156,040
 Cigna                                                   22,900               2,106,342
 Loews                                                   27,000               1,913,760
 Prudential Financial                                    60,800               3,474,720
                                                                              9,650,862
MULTIMEDIA (2.23%)
 Gemstar-TV Guide International /1/                     249,900                 962,115
 McGraw-Hill                                             15,320               1,334,065
 Time Warner /1/                                         99,970               1,680,496
 Walt Disney                                            128,300               3,387,120
                                                                              7,363,796
OIL COMPANY-EXPLORATION & PRODUCTION (3.30%)
 Anadarko Petroleum                                      33,500               2,446,840
 Apache                                                  52,130               2,934,397
 Devon Energy                                            70,940               3,204,360
 EOG Resources                                           49,200               2,339,460
                                                                             10,925,057
OIL COMPANY-INTEGRATED (10.50%)
 ChevronTexaco                                           82,140               4,271,280
 ConocoPhillips                                          53,320               5,590,602
 Exxon Mobil /2/                                        372,703              21,255,252
 Occidental Petroleum                                    52,349               3,612,081
                                                                             34,729,215
OIL REFINING & MARKETING (0.36%)
 Premcor                                                 18,100               1,197,315
OPTICAL SUPPLIES (0.35%)
 Bausch & Lomb                                           15,410               1,155,750
PAPER & RELATED PRODUCTS (0.65%)
 Georgia-Pacific                                         62,970               2,157,982
PIPELINES (0.91%)
 Equitable Resources                                     18,700               1,077,868
 Questar                                                 33,075               1,931,580
                                                                              3,009,448
                                                         Shares
                                                          Held          Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
POULTRY (0.37%)
                                                                          $
 Pilgrims Pride                                         33,820               1,220,564
PROPERTY & CASUALTY INSURANCE (0.62%)
 State Auto Financial                                   32,200                 877,128
 W.R. Berkley                                           36,600               1,189,500
                                                                             2,066,628
PUBLISHING-NEWSPAPERS (0.30%)
 Washington Post                                         1,130                 976,603
RECYCLING (0.21%)
 Metal Management                                       35,026                 706,474
REGIONAL BANKS (5.56%)
 Comerica                                               34,360               1,967,454
 KeyCorp                                                72,840               2,415,374
 SunTrust Banks                                         45,400               3,306,482
 U.S. Bancorp                                           34,000                 948,600
 Wachovia                                              119,320               6,106,797
 Wells Fargo                                            60,940               3,652,744
                                                                            18,397,451
RETAIL-APPAREL & SHOE (0.67%)
 American Eagle Outfitters                              36,400                 954,408
 Nordstrom                                              24,800               1,260,584
                                                                             2,214,992
RETAIL-MAJOR DEPARTMENT STORE (0.63%)
 J.C. Penney                                            44,100               2,090,781
RETAIL-REGIONAL DEPARTMENT STORE (0.74%)
 Dillard's                                              47,900               1,114,633
 Neiman Marcus Group                                    13,580               1,335,186
                                                                             2,449,819
RETAIL-RESTAURANTS (1.15%)
 McDonald's                                            130,160               3,814,990
STEEL PRODUCERS (0.32%)
 United States Steel                                    24,900               1,064,724
TELEPHONE-INTEGRATED (4.87%)
 ALLTEL                                                 48,000               2,734,080
 AT&T                                                  115,100               2,201,863
 BellSouth                                             123,800               3,279,462
 SBC Communications                                    173,030               4,118,114
 Verizon Communications                                105,092               3,762,294
                                                                            16,095,813
TOBACCO (3.06%)
 Altria Group                                          138,250               8,984,867
 Loews - Carolina Group                                 35,700               1,124,550
                                                                            10,109,417
TRANSPORT-AIR FREIGHT (0.38%)
 CNF                                                    29,380               1,255,995
TRANSPORT-RAIL (0.87%)
 Burlington Northern Santa Fe                           59,600               2,875,700
                                          TOTAL COMMON STOCKS              326,918,861

                                                         Principal
                                                          Amount          Value

------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.98%)
MONEY CENTER BANKS (0.98%)
 Investment in Joint Trading Account; Citicorp
                                                    $                    $
  2.95%; 05/02/05                                    3,252,169               3,252,169
                                       TOTAL COMMERCIAL PAPER                3,252,169
                                                                          ------------

                          TOTAL PORTFOLIO INVESTMENTS (99.79%)             330,171,030
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES (0.21%)                 697,845
                                   TOTAL NET ASSETS (100.00%)             $330,868,875
                                                                        --------------

                            SCHEDULE OF INVESTMENTS
                       PRINCIPAL CAPITAL VALUE FUND, INC.

                           APRIL 30, 2005 (UNAUDITED)


   Contract                    Opening       Current      Unrealized
     Type        Commitment  Market Value  Market Value   Gain(Loss)
---------------------------------------------------------------------
FUTURES CONTRACTS
11 Russell 1000    Buy        $3,528,750    $3,433,650    $(95,100)
June 2005
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $23,563,955 or 7.12% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 33,310,876
Unrealized Depreciation                       (10,036,600)
                                             ------------
Net Unrealized Appreciation (Depreciation)     23,274,276
Cost for federal income tax purposes         $306,896,754

                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                              Value                 Percentage of
                                                            Total Value
------------------------------------------------------------------------------
 Financial                         $106,323,277                 31.87%
 Energy                              49,861,036                 14.95
 Industrial                          44,855,788                 13.45
 Consumer, Non-cyclical              31,103,508                  9.32
 Communications                      28,692,751                  8.60
 Consumer, Cyclical                  22,099,154                  6.62
 Utilities                           19,271,564                  5.78
 Basic Materials                     14,159,832                  4.24
 Technology                          13,804,120                  4.14
 Futures Contracts                    3,433,650                  1.03
                   TOTAL           $333,604,680                100.00%
                                  ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                      PRINCIPAL CASH MANAGEMENT FUND, INC.

                           APRIL 30, 2005 (UNAUDITED)

                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (97.98%)
ASSET BACKED SECURITIES (8.18%)
 CAFCO
                                                   $                     $
  2.90%; 05/26/05                                   2,590,000               2,584,575
  2.95%; 06/06/05                                   2,100,000               2,093,633
  2.98%; 06/16/05                                   2,400,000               2,390,663
  3.09%; 07/19/05                                   2,600,000               2,582,147
 FCAR Owner Trust I
  2.83%; 05/11/05                                   1,790,000               1,788,452
  2.94%; 06/07/05                                   2,500,000               2,492,242
  2.94%; 06/10/05                                   2,000,000               1,993,303
  2.97%; 06/21/05                                   2,000,000               1,991,420
 Windmill Funding
  2.73%; 05/11/05                                   2,040,000               2,038,298
  2.83%; 05/25/05                                   2,000,000               1,996,069
  2.91%; 05/27/05                                   2,000,000               1,995,635
  2.94%; 06/15/05                                   2,600,000               2,590,233
  2.98%; 06/29/05                                     840,000                 835,828
                                                                           27,372,498
BEVERAGES-NON-ALCOHOLIC (1.96%)
 Coca-Cola
  2.74%; 05/18/05                                   2,195,000               2,191,993
  2.94%; 06/27/05                                   2,000,000               1,990,526
  2.97%; 07/01/05                                   2,400,000               2,387,724
                                                                            6,570,243
CHEMICALS-DIVERSIFIED (1.44%)
 E. I. Du Pont de Nemours
  2.84%; 05/25/05                                   2,990,000               2,984,103
  2.92%; 06/13/05                                   1,840,000               1,833,433
                                                                            4,817,536
COATINGS & PAINT (1.26%)
 Sherwin-Williams
  2.77%; 05/02/05                                   2,125,000               2,124,673
  2.77%; 05/03/05                                   2,110,000               2,109,513
                                                                            4,234,186
COMMERCIAL BANKS (9.18%)
 Calyon North America
  2.90%; 06/03/05                                   2,600,000               2,592,891
  3.04%; 07/15/05                                   2,000,000               1,987,165
 Deutsche Bank Financial
  3.01%; 06/27/05                                   2,500,000               2,500,000
 Nordea North America
  2.76%; 05/20/05                                   2,000,000               1,996,933
  2.78%; 05/09/05                                   2,000,000               1,998,610
  2.83%; 05/20/05                                   2,400,000               2,396,234
 Skandinaviska Enskilda Banken
  2.74%; 05/03/05                                   2,000,000               1,999,543
  2.74%; 05/10/05                                   2,700,000               2,697,945
  2.75%; 05/06/05                                   2,000,000               1,999,083
  2.76%; 05/17/05                                   2,130,000               2,127,224
  2.78%; 05/17/05                                   1,700,000               1,697,768
  2.79%; 05/27/05                                   1,400,000               1,397,039
 Svenska Handelsbanken
  3.02%; 07/07/05                                   2,780,000               2,764,142
  3.04%; 07/20/05                                   2,600,000               2,582,216
                                                                           30,736,793
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
CONSUMER PRODUCTS-MISCELLANEOUS (3.07%)
 Fortune Brands
                                                   $                     $
  2.75%; 05/11/05                                   2,390,000               2,387,992
  2.78%; 05/13/05                                   2,000,000               1,997,992
  2.90%; 06/10/05                                   2,125,000               2,117,981
  2.91%; 05/23/05                                   2,400,000               2,395,538
  3.02%; 06/01/05                                   1,400,000               1,396,242
                                                                           10,295,745
COSMETICS & TOILETRIES (1.36%)
 Procter & Gamble
  2.84%; 06/01/05                                   2,000,000               1,994,951
  2.89%; 05/31/05                                   2,000,000               1,995,023
  2.91%; 06/06/05                                     560,000                 558,325
                                                                            4,548,299
DISTRIBUTION-WHOLESALE (0.60%)
 Louis Dreyfus
  2.95%; 05/23/05                                   2,000,000               1,996,230
DIVERSIFIED FINANCIAL SERVICES (2.87%)
 Amstel Funding
  2.79%; 05/23/05                                   2,500,000               2,495,544
  3.10%; 07/25/05                                   2,000,000               1,985,189
 General Electric Capital
  2.69%; 05/02/05                                   2,380,000               2,379,644
  2.90%; 06/09/05                                   2,750,000               2,741,139
                                                                            9,601,516
DIVERSIFIED MANUFACTURING OPERATIONS (1.52%)
 Dover
  2.87%; 05/20/05                                   3,100,000               3,095,057
 Illinois Tool Works
  2.80%; 05/24/05                                   2,000,000               1,996,267
                                                                            5,091,324
FINANCE-AUTO LOANS (2.11%)
 Paccar Financial
  2.72%; 05/12/05                                   2,700,000               2,697,552
 Toyota Motor Credit
  2.84%; 05/27/05                                   2,100,000               2,095,527
  3.00%; 07/08/05                                   2,300,000               2,286,775
                                                                            7,079,854
FINANCE-COMMERCIAL (4.16%)
 CIT Group
  2.98%; 06/23/05                                   1,500,000               1,493,295
  3.00%; 06/24/05                                   2,300,000               2,289,458
  3.00%; 06/30/05                                   2,500,000               2,487,292
  3.04%; 07/13/05                                   3,380,000               3,358,879
 Verizon Network Funding
  2.95%; 06/06/05                                   2,330,000               2,322,936
  2.99%; 06/21/05                                   2,000,000               1,991,362
                                                                           13,943,222
FINANCE-CONSUMER LOANS (3.38%)
 American General Finance
  2.91%; 06/08/05                                   2,800,000               2,791,173
  3.03%; 06/13/05                                   2,000,000               1,992,594
  3.03%; 06/22/05                                   2,000,000               1,991,078
  3.04%; 07/06/05                                   2,350,000               2,336,704
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-CONSUMER LOANS (CONTINUED)
 HSBC Finance
                                                   $                     $
  2.95%; 06/22/05                                   2,200,000               2,190,316
                                                                           11,301,865
FINANCE-CREDIT CARD (1.20%)
 American Express Credit
  2.74%; 05/09/05                                   1,735,000               1,733,812
  2.80%; 05/12/05                                   2,300,000               2,297,853
                                                                            4,031,665
FINANCE-INVESTMENT BANKER & BROKER (11.01%)
 Bear Stearns
  2.74%; 05/17/05                                   2,500,000               2,496,765
  2.87%; 06/06/05                                   2,000,000               1,994,101
  2.97%; 06/20/05                                   2,200,000               2,190,743
  3.04%; 07/11/05                                   2,600,000               2,584,192
 Citigroup Global Markets Holdings
  2.85%; 06/08/05                                   2,500,000               2,492,281
  3.00%; 06/07/05                                   2,000,000               1,993,667
  3.03%; 07/14/05                                   2,400,000               2,384,850
 Goldman Sachs Group
  2.78%; 05/13/05                                   2,200,000               2,197,791
  2.80%; 05/04/05                                   2,600,000               2,599,191
 ING U.S. Funding
  2.71%; 05/19/05                                   2,700,000               2,696,138
  2.94%; 06/07/05                                   1,800,000               1,794,424
  3.03%; 07/08/05                                   2,300,000               2,286,643
 Morgan Stanley
  2.93%; 06/03/05                                   2,500,000               2,493,082
  3.00%; 07/07/05                                   2,000,000               1,988,667
  3.02%; 07/11/05                                   2,200,000               2,186,712
  3.08%; 07/18/05                                   2,500,000               2,483,103
                                                                           36,862,350
FINANCE-LEASING COMPANY (2.43%)
 International Lease Finance
  2.69%; 05/05/05                                   2,400,000               2,399,103
  2.75%; 05/12/05                                   2,080,000               2,078,093
  2.86%; 05/13/05                                   2,150,000               2,147,780
 River Fuel Funding
  3.02%; 06/28/05                                   1,535,000               1,527,403
                                                                            8,152,379
FINANCE-MORTGAGE LOAN/BANKER (2.51%)
 Federal Home Loan Mortgage
  2.97%; 06/28/05                                   2,100,000               2,089,778
  3.01%; 08/08/05                                   2,000,000               1,983,278
 Federal National Mortgage Association
  2.76%; 05/18/05                                   2,700,000               2,696,274
  2.92%; 06/13/05                                   1,630,000               1,624,183
                                                                            8,393,513
FINANCE-OTHER SERVICES (6.11%)
 CRC Funding
  2.94%; 05/27/05                                   1,850,000               1,845,907
  2.96%; 06/01/05                                   2,400,000               2,393,685
  3.02%; 07/13/05                                   2,200,000               2,186,343
 HSBC Funding
  2.95%; 06/16/05                                   2,500,000               2,490,372
  3.00%; 06/21/05                                   2,000,000               1,991,333
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-OTHER SERVICES (CONTINUED)
 Private Export Funding
                                                   $                     $
  2.57%; 05/26/05                                   2,600,000               2,595,174
  2.75%; 05/25/05                                   2,200,000               2,195,799
  3.02%; 07/27/05                                   2,600,000               2,580,806
  3.06%; 08/10/05                                   2,200,000               2,180,926
                                                                           20,460,345
MEDICAL-DRUGS (1.23%)
 Pfizer
  2.66%; 05/06/05                                   1,635,000               1,634,275
  2.73%; 05/16/05                                   2,500,000               2,496,967
                                                                            4,131,242
MONEY CENTER BANKS (8.94%)
 Bank of America
  2.71%; 05/13/05                                   2,000,000               1,998,043
  2.74%; 05/05/05                                   2,200,000               2,199,163
  2.75%; 05/06/05                                   2,700,000               2,698,762
 BNP Paribas Finance
  2.76%; 05/10/05                                   2,500,000               2,498,078
  2.77%; 06/02/05                                   2,500,000               2,493,652
  2.91%; 06/09/05                                   2,700,000               2,691,180
  2.96%; 06/23/05                                   2,445,000               2,434,144
 Citicorp
  2.95%; 06/02/05                                   2,200,000               2,194,051
  2.95%; 06/24/05                                   1,800,000               1,791,888
  2.98%; 06/17/05                                   2,000,000               1,992,053
 HBOS Treasury Services
  2.78%; 05/18/05                                   2,300,000               2,296,803
  2.80%; 05/24/05                                   1,880,000               1,876,491
  2.90%; 05/31/05                                   2,765,000               2,758,095
                                                                           29,922,403
OIL COMPANY-INTEGRATED (1.22%)
 Shell Finance
  2.93%; 06/14/05                                   2,200,000               2,191,942
  3.00%; 07/06/05                                   1,900,000               1,889,392
                                                                            4,081,334
SPECIAL PURPOSE ENTITY (15.43%)
 Barclays U.S. Funding
  2.70%; 05/10/05                                   2,300,000               2,298,275
  2.90%; 06/03/05                                   1,450,000               1,446,029
  2.95%; 06/14/05                                   2,000,000               1,992,625
 Compass Securitization
  2.82%; 05/25/05                                     520,000                 518,920
 Galaxy Funding
  2.72%; 05/23/05                                   2,000,000               1,996,524
 Grampian Funding
  2.68%; 05/04/05                                     800,000                 799,762
  2.75%; 05/31/05                                   2,700,000               2,693,606
  3.11%; 07/29/05                                   2,065,000               2,048,970
 Ranger Funding
  2.86%; 05/09/05                                   1,580,000               1,578,870
  2.92%; 05/03/05                                   2,490,000               2,489,394
  3.01%; 07/05/05                                   1,860,000               1,849,736
  3.04%; 07/12/05                                   2,000,000               1,987,671
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
SPECIAL PURPOSE ENTITY (CONTINUED)
 Scaldis Capital
  2.97%; 06/20/05                                  $2,320,000            $  2,310,239
  2.97%; 06/22/05                                   2,800,000               2,787,757
  3.00%; 07/01/05                                   1,800,000               1,790,700
  3.03%; 07/06/05                                   1,680,000               1,670,526
 Southern Company Funding
  2.96%; 06/24/05                                   2,500,000               2,488,695
 Surrey Funding
  2.73%; 05/02/05                                   2,500,000               2,499,621
  2.85%; 05/16/05                                   2,735,000               2,731,536
  2.91%; 05/24/05                                   1,215,000               1,212,643
  2.92%; 05/24/05                                   1,915,000               1,911,272
  2.92%; 05/26/05                                   1,900,000               1,895,993
 White Pine Finance
  2.84%; 05/05/05                                   2,100,000               2,099,172
  3.02%; 06/27/05                                   2,500,000               2,487,836
 Yorktown Capital
  2.96%; 06/17/05                                   2,100,000               2,091,706
  2.97%; 06/13/05                                   2,000,000               1,992,740
                                                                           51,670,818
SUPRANATIONAL BANK (2.94%)
 Corp Andina de Fomento
  2.77%; 05/09/05                                   2,070,000               2,068,566
  2.90%; 05/19/05                                   4,400,000               4,393,266
  2.92%; 05/11/05                                     730,000                 729,349
  2.97%; 05/11/05                                   2,640,000               2,637,604
                                                                            9,828,785
TELECOMMUNICATION SERVICES (1.19%)
 Verizon Global Funding
  3.12%; 06/15/05                                   4,000,000               4,000,000
TELEPHONE COMMUNICATION (2.09%)
 Telstra
  2.65%; 05/04/05                                   2,000,000               1,999,411
  2.99%; 06/30/05                                   2,460,000               2,447,579
  3.03%; 07/01/05                                   2,550,000               2,536,693
                                                                            6,983,683
TOOLS-HAND HELD (0.59%)
 Stanley Works
  2.95%; 06/17/05                                   2,000,000               1,992,133
                                      TOTAL COMMERCIAL PAPER              328,099,961

                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
BONDS (2.48%)
FINANCE-INVESTMENT BANKER & BROKER (0.31%)
 Lehman Brothers Holdings
  6.63%; 02/05/06                                   1,000,000               1,021,244
FINANCE-MORTGAGE LOAN/BANKER (0.39%)
 Federal Home Loan Bank
  1.66%; 05/16/05                                   1,300,000               1,300,000
                                                   Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (0.36%)
 Unilever Capital
                                                   $                     $
  6.88%; 11/01/05                                   1,200,000               1,221,487
MONEY CENTER BANKS (0.57%)
 JP Morgan Chase
  6.50%; 08/01/05                                   1,900,000               1,915,126
REGIONAL BANKS (0.85%)
 Bank One
  7.00%; 07/15/05                                   2,815,000               2,839,030
                                                 TOTAL BONDS                8,296,887
                                                                         ------------

                       TOTAL PORTFOLIO INVESTMENTS (100.46%)              336,396,848
LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER ASSETS
 (-0.46%)                                                                  (1,528,762)
                                  TOTAL NET ASSETS (100.00%)             $334,868,086
                                                                         ---------------

                             SCHEDULE OF INVESTMENTS
                      PRINCIPAL CASH MANAGEMENT FUND, INC.

                           APRIL 30, 2005 (UNAUDITED)


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                               Value                 Percentage of
                                                             Total Value
-------------------------------------------------------------------------------
 Financial                          $222,735,616                 66.21%
 Asset Backed Securities              27,372,498                  8.14
 Consumer, Non-cyclical               26,767,017                  7.96
 Government                           19,522,298                  5.80
 Communications                       15,297,981                  4.55
 Basic Materials                       9,051,722                  2.69
 Industrial                            7,083,457                  2.11
 Energy                                4,081,334                  1.21
 Utilities                             2,488,694                  0.74
 Consumer, Cyclical                    1,996,231                  0.59
                    TOTAL           $336,396,848                100.00%
                                   ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                       PRINCIPAL EQUITY INCOME FUND, INC.

                           APRIL 30, 2005 (UNAUDITED)

                                    Shares
                                    Held                                Value

---------------------------------------------------------------------------------------
COMMON STOCKS (79.82%)
AEROSPACE & DEFENSE (1.13%)
                                                                     $
 Northrop Grumman                                  19,300              1,058,412
AEROSPACE & DEFENSE EQUIPMENT (0.53%)
 United Technologies                                4,900                498,428
APPLICATIONS SOFTWARE (0.88%)
 Microsoft                                         32,700                827,310
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.96%)
 Autoliv                                           20,300                898,275
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.31%)
 CSR /1/                                           77,300                144,509
 Fletcher Building /1/                             31,900                145,327
                                                                         289,836
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.15%)
 Heijmans /1/                                       3,500                137,647
CASINO HOTELS (0.43%)
 Harrah's Entertainment                             6,200                406,844
CELLULAR TELECOMMUNICATIONS (0.76%)
 Telecom Italia Mobile /1/                        122,200                714,808
CHEMICALS-DIVERSIFIED (1.04%)
 Dow Chemical                                       8,500                390,405
 PPG Industries                                     8,648                584,172
                                                                         974,577
COMMERCIAL BANKS (2.43%)
 Associated Banc-Corp                              20,000                618,400
 Australia & New Zealand Banking
  Group /1/                                        14,700                248,145
 DnB /1/                                           16,300                155,851
 Nordea Bank/1/                                    55,510                529,018
 North Fork Bancorp                                10,600                298,390
 Societe Generale /1/                               2,480                248,033
 Suncorp-Metway /1/                                11,500                177,506
                                                                       2,275,343
DIVERSIFIED FINANCIAL SERVICES (0.55%)
 RMB Holdings /1/                                 152,300                517,953
DIVERSIFIED MANUFACTURING OPERATIONS (3.17%)
 Eaton                                              8,620                505,994
 General Electric                                  46,000              1,665,200
 Honeywell International                           17,700                632,952
 Textron                                            2,300                173,305
                                                                       2,977,451
ELECTRIC-INTEGRATED (6.97%)
 Constellation Energy Group                        25,000              1,314,000
 Duke Energy                                       25,517                744,841
 E.ON /1/                                           3,650                310,591
 Edison International                              30,500              1,107,150
 Enel /1/                                          22,800                216,977
 Exelon                                            25,100              1,242,450
 Fortum /1/                                        10,600                161,299
 MDU Resources Group                               24,500                662,235
 PPL                                               10,700                580,582
 Scottish Power /1/                                24,300                196,653
                                                                       6,536,778
                                    Shares

                                    Held                                Value

---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-CREDIT CARD (0.41%)
                                                                     $
 MBNA                                              19,500                385,125
FINANCE-INVESTMENT BANKER & BROKER (2.34%)
 Citigroup                                         46,786              2,197,070
FINANCE-MORTGAGE LOAN/BANKER (2.19%)
 American Home Mortgage Investment                 40,800              1,334,160
 Charter Mac                                       19,100                399,190
 Countrywide Financial                              8,800                318,472
                                                                       2,051,822
GAS-DISTRIBUTION (0.95%)
 Sempra Energy                                      5,897                238,121
 UGI                                               13,000                652,990
                                                                         891,111
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.67%)
 Nuveen Investments                                18,600                632,214
LIFE & HEALTH INSURANCE (0.77%)
 Lincoln National                                  16,000                719,520
MEDICAL PRODUCTS (0.50%)
 Johnson & Johnson                                  6,900                473,547
MEDICAL-DRUGS (0.43%)
 Orion OYJ /1/                                     23,966                407,292
MEDICAL-HOSPITALS (0.67%)
 Parkway Holdings /1/                             621,000                631,566
METAL PROCESSORS & FABRICATION (0.82%)
 Sims Group /1/                                    11,200                131,314
 Worthington Industries                            39,000                634,140
                                                                         765,454
METAL-COPPER (0.43%)
 Southern Peru Copper                               7,900                404,006
MISCELLANEOUS INVESTING (13.94%)
 AMB Property                                       6,200                241,738
 Arbor Realty Trust                                36,100                884,450
 Archstone-Smith Trust                              7,300                262,581
 Arden Realty                                      14,100                503,229
 Boston Properties                                 10,400                691,288
 CBL & Associates Properties                        7,600                588,012
 Developers Diversified Realty                     12,000                509,280
 Eastgroup Properties                               6,000                225,000
 Education Realty Trust                             7,628                122,048
 Equity Office Properties Trust                     8,400                264,348
 Equity Residential Properties
  Trust                                             7,400                254,190
 Federal Realty Investment Trust                    2,500                133,750
 Gramercy Capital                                  41,500                825,020
 Health Care Property Investors                    10,800                276,912
 Healthcare Realty Trust                            7,400                285,714
 Hospitality Properties Trust                      10,600                442,868
 Kimco Realty                                       9,000                498,510
 Lexington Corporate Properties
  Trust                                            26,400                606,672
 Mack-Cali Realty                                   5,100                224,349
 Mid-America Apartment Communities                 17,300                661,379
 Mills                                              4,500                257,130
 Newcastle Investment                              32,300                952,527
                                    Shares

                                    Held                                Value

---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                     $
 Simon Property Group                              11,600                766,412
 SL Green Realty                                    5,000                305,000
 Sovran Self Storage                                6,300                269,325
 Tanger Factory Outlet Centers                     30,600                708,696
 Thornburg Mortgage                                26,600                796,936
 Vornado Realty Trust                               4,700                359,315
 Weingarten Realty Investors                        4,600                165,646
                                                                      13,082,325
MONEY CENTER BANKS (2.81%)
 Bank of America                                   35,700              1,607,928
 HBOS /1/                                          17,200                255,358
 JP Morgan Chase                                   13,560                481,244
 Lloyds TSB Group /1/                              33,800                291,051
                                                                       2,635,581
MULTI-LINE INSURANCE (0.77%)
 Cincinnati Financial                              14,070                566,177
 Pohjola Group /1/                                 12,000                154,650
                                                                         720,827
NON-HOTEL GAMBLING (0.70%)
 Greek Organisation of Football
  Prognostics /1/                                  25,100                660,033
OIL COMPANY-INTEGRATED (6.94%)
 Amerada Hess                                       2,100                196,665
 ChevronTexaco                                     17,400                904,800
 ConocoPhillips                                     6,300                660,555
 ENI /1/                                           36,500                920,773
 Exxon Mobil                                       34,740              1,981,222
 Occidental Petroleum                              10,400                717,600
 Royal Dutch Petroleum /1/                         11,400                667,417
 Shell Transport & Trading /1/                     51,520                463,376
                                                                       6,512,408
OIL REFINING & MARKETING (0.69%)
 Sunoco                                             6,550                650,153
PAPER & RELATED PRODUCTS (0.43%)
 MeadWestvaco                                      13,700                403,465
PIPELINES (0.41%)
 Equitable Resources                                6,600                380,424
PROPERTY & CASUALTY INSURANCE (1.47%)
 Admiral Group /1/ /2/                             54,507                371,978
 Chubb                                             10,400                850,512
 Promina Group /1/                                 38,400                154,038
                                                                       1,376,528
PROPERTY TRUST (0.31%)
 Investa Property Group /1/                        92,000                148,360
 Macquarie Leisure Trust Group /1/                108,700                143,330
                                                                         291,690
PUBLICLY TRADED INVESTMENT FUND (3.37%)
 iShares Cohen & Steers Realty
  Majors Index Fund                                23,833              3,166,214
REAL ESTATE MANAGEMENT & SERVICES (1.87%)
 Castellum /1/                                     23,500                870,742
 Corio /1/                                         13,600                730,361
                                    Shares

                                    Held                                Value

---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REAL ESTATE MANAGEMENT & SERVICES (CONTINUED)
                                                                     $
 Lend Lease /1/                                    16,800                156,989
                                                                       1,758,092
REAL ESTATE OPERATOR & DEVELOPER (0.57%)
 Land Securities Group /1/                         21,140                537,536
REGIONAL BANKS (3.44%)
 Comerica                                           9,000                515,340
 KeyCorp                                           26,000                862,160
 National City                                     11,800                400,728
 Wachovia                                          16,642                851,737
 Wells Fargo                                        9,900                593,406
                                                                       3,223,371
RETAIL-APPAREL & SHOE (0.14%)
 Colorado Group /1/                                31,500                127,098
RETAIL-DISCOUNT (0.24%)
 Wal-Mart Stores                                    4,872                229,666
RETAIL-RESTAURANTS (0.46%)
 McDonald's                                        14,745                432,176
STEEL PRODUCERS (0.15%)
 Rautaruukki Oyj /1/                               10,900                139,727
TELEPHONE-INTEGRATED (6.37%)
 ALLTEL                                             4,900                279,104
 AT&T                                              45,000                860,850
 BellSouth                                         17,673                468,158
 Citizens Communications                           76,900                980,475
 SBC Communications                                54,700              1,301,860
 Sprint                                            26,290                585,215
 TDC /1/                                           14,300                612,633
 Verizon Communications                            24,814                888,341
                                                                       5,976,636
TOBACCO (3.31%)
 Altria Group                                      22,383              1,454,671
 British American Tobacco /1/                      13,200                247,771
 Imperial Tobacco Group /1/                        16,800                481,981
 Reynolds American                                 11,800                920,046
                                                                       3,104,469
TRANSPORT-MARINE (1.52%)
 General Maritime /2/                               9,500                416,575
 Orient Overseas International /1/                154,000                744,883
 Ship Finance International                         6,235                115,908
 SMIT Internationale /1/                            3,400                143,825
                                                                       1,421,191
TRANSPORT-RAIL (0.26%)
 Burlington Northern Santa Fe                       5,000                241,250
WATER (0.16%)
 Pennon Group /1/                                   7,800                146,488
                                     TOTAL COMMON STOCKS              74,889,737

                                    Shares

                                    Held                                Value

---------------------------------------------------------------------------------------
PREFERRED STOCKS (13.02%)
CELLULAR TELECOMMUNICATIONS (1.38%)
                                                                     $
 U.S. Cellular                                     48,000              1,293,600
COMMERCIAL BANKS (2.08%)
 CoBank                                            35,300              1,952,725
ELECTRIC-INTEGRATED (1.64%)
 Consolidated Edison                                7,556                197,061
 DTE Energy Trust I                                 9,140                236,726
 Energy East Capital Trust I                        2,185                 56,679
 Entergy Louisiana                                 39,580              1,046,495
                                                                       1,536,961
FINANCE-INVESTMENT BANKER & BROKER (0.06%)
 St. Paul Capital Trust I                           2,300                 58,995
FINANCE-OTHER SERVICES (0.38%)
 National Rural Utilities
  Cooperative Finance                              15,000                356,250
FOOD-DAIRY PRODUCTS (0.40%)
 Dairy Farmers of America                           3,500                377,344
FOOD-RETAIL (0.31%)
 Albertson's                                       13,400                287,564
GAS-DISTRIBUTION (0.70%)
 AGL Capital Trust II                              25,385                653,156
MISCELLANEOUS INVESTING (3.25%)
 AMB Property                                       2,800                 71,036
 Duke Realty                                       41,547              1,037,013
 Federal Realty Investment Trust                   15,000                392,700
 HRPT Properties Trust                             12,600                334,656
 Public Storage                                    14,500                355,975
 Realty Income                                     20,000                517,200
 Regency Centers                                   13,400                342,370
                                                                       3,050,950
MONEY CENTER BANKS (0.20%)
 ABN AMRO Capital Funding Trust V                   2,300                 55,775
 JP Morgan Chase Capital X                          5,000                129,950
                                                                         185,725
MULTI-LINE INSURANCE (0.56%)
 XL Capital                                        19,000                521,550
PIPELINES (0.91%)
 TransCanada PipeLines                             33,457                857,837
SPECIAL PURPOSE ENTITY (0.68%)
 Corporate-Backed Trust
  Certificates for DaimlerChrysler                 10,500                251,685
 Preferred Plus Trust                              15,600                383,604
                                                                         635,289
TELEPHONE-INTEGRATED (0.47%)
 SBC Communications                                 3,500                 89,915
 Telephone & Data Systems                          13,700                353,460
                                                                         443,375
                                  TOTAL PREFERRED STOCKS              12,211,321

                                    Principal

                                    Amount                              Value

---------------------------------------------------------------------------------------
BONDS (5.77%)
ELECTRIC-INTEGRATED (0.21%)
 Georgia Power Capital Trust VI
                                               $                     $
  4.88%; 11/01/42                                 200,000                201,266
MULTI-LINE INSURANCE (0.36%)
 Allstate Financing II
  7.83%; 12/01/45                                 312,000                336,893
OIL COMPANY-INTEGRATED (1.72%)
 Phillips 66 Capital Trust II
  8.00%; 01/15/37                               1,475,000              1,617,471
PIPELINES (3.48%)
 KN Capital Trust III
  7.63%; 04/15/28                               2,900,000              3,261,944
                                             TOTAL BONDS               5,417,574


                                                    Principal
                                                     Amount              Value
 ---------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.53%)
FINANCE-MORTGAGE LOAN/BANKER (0.53%)
 Investment in Joint Trading
  Account;
  Federal National Mortgage
  Association
  2.60%; 05/02/05                              $  501,164            $   501,085
                                  TOTAL COMMERCIAL PAPER                 501,085
                                                                     -----------

                    TOTAL PORTFOLIO INVESTMENTS (99.14%)              93,019,717
CASH, RECEIVABLES AND
 OTHER ASSETS, NET OF
 LIABILITIES (0.86%)                                                     803,703
                              TOTAL NET ASSETS (100.00%)             $93,823,420
                                                                     -------------

                            SCHEDULE OF INVESTMENTS
                       PRINCIPAL EQUITY INCOME FUND, INC.

                           APRIL 30, 2005 (UNAUDITED)


/1 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $14,244,887 or 15.18% of net assets.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 7,192,055
Unrealized Depreciation                       (2,277,877)
                                             -----------
Net Unrealized Appreciation (Depreciation)     4,914,178
Cost for federal income tax purposes         $88,105,539


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                  Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
                                 $                            %
 Financial                         39,503,375                   42.47
 Energy                            13,280,235                   14.28
 Utilities                          9,965,760                   10.71
 Communications                     8,428,419                    9.06
 Industrial                         7,389,669                    7.94
 Consumer,
 Non-cyclical                       5,281,783                    5.68
 Funds                              3,166,214                    3.40
 Consumer, Cyclical                 2,754,092                    2.96
 Basic Materials                    1,921,775                    2.07
 Technology                           827,310                    0.89
 Government                           501,085                    0.54
                 TOTAL            $93,019,717                  100.00%
                                 ----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
               PRINCIPAL GOVERNMENT SECURITIES INCOME FUND, INC.

                           APRIL 30, 2005 (UNAUDITED)

                                       Principal
                                         Amount                  Value
----------------------------------------------------------------------------------
BONDS (46.21%)
ASSET BACKED SECURITIES (1.21%)
 Chase Funding Mortgage Loan
  Asset Backed Certificates
                                       $                     $
  3.25%; 12/25/33 /1/                   2,486,486                2,488,963
  3.31%; 09/25/33 /1/                   1,270,660                1,272,840
                                                                 3,761,803
FEDERAL & FEDERALLY SPONSORED CREDIT (4.73%)
 Federal Farm Credit Bank
  2.63%; 09/17/07                       3,000,000                2,911,722
  3.00%; 04/15/08                       3,000,000                2,920,815
  3.75%; 01/15/09                       6,000,000                5,922,822
  4.48%; 08/24/12                       3,000,000                3,004,794
                                                                14,760,153
FINANCE-MORTGAGE LOAN/BANKER (35.24%)
 Federal Home Loan Bank System
  1.88%; 06/15/06                       4,000,000                3,920,892
  2.45%; 03/23/07                       6,000,000                5,845,116
  2.63%; 05/15/07                       7,000,000                6,826,183
  3.75%; 08/15/08                       6,000,000                5,934,756
  5.80%; 09/02/08                       6,000,000                6,312,204
 Federal Home Loan Mortgage
  3.15%; 04/15/30 /1/                   5,500,000                5,499,109
  3.25%; 06/15/18 /1/                   5,549,483                5,565,554
  3.25%; 11/15/34 /1/                   6,062,174                6,076,105
  4.63%; 05/28/13                       3,000,000                2,935,605
  4.88%; 03/15/07                       6,000,000                6,108,816
  5.75%; 01/15/12                       3,000,000                3,231,399
 Federal National Mortgage
  Association
  2.63%; 11/15/06                       4,000,000                3,930,456
  3.00%; 04/25/34 /1/                   6,250,000                6,203,250
  3.25%; 08/15/08                       6,500,000                6,334,302
  3.27%; 11/25/22 /1/                   2,469,388                2,472,292
  3.27%; 03/25/35 /1/                   5,955,851                5,956,941
  4.11%; 02/17/09 /1/                   4,000,000                4,010,760
  5.04%; 03/01/35 /1/                   2,950,586                2,979,572
  5.38%; 11/15/11                       6,000,000                6,326,190
 Federal National Mortgage
  Association Grantor Trust
  3.20%; 05/25/35 /1/ /2/               2,987,569                2,986,636
 Federal National Mortgage
  Association Whole Loan
  3.17%; 05/25/35 /1/                   2,983,147                2,983,246
 Government National Mortgage
  Association
  1.00%; 06/17/45 /1/                  29,000,000                1,836,773
  1.92%; 10/16/12 /1/                  78,000,000                5,743,686
                                                               110,019,843
FINANCE-OTHER SERVICES (0.94%)
 Private Export Funding
  3.38%; 02/15/09                       3,000,000                2,925,339
HOME EQUITY-OTHER (2.15%)
 First NLC Trust
  3.25%; 05/25/35 /1/ /2/               4,500,000                4,500,000
                                       Principal
                                         Amount                  Value
----------------------------------------------------------------------------------
BONDS (CONTINUED)
HOME EQUITY-OTHER (CONTINUED)
 Option One Mortgage Loan Trust
                                       $                     $
  3.22%; 05/25/35 /1/ /2/               2,200,000                2,200,000
                                                                 6,700,000
HOME EQUITY-SEQUENTIAL (1.28%)
 Residential Asset Securities
  3.29%; 04/25/35 /1/ /2/               4,000,000                4,000,000
MORTGAGE BACKED SECURITIES (0.66%)
 IMPAC Secured Assets Commercial
  Mortgage Owner Trust
  3.29%; 12/25/31 /1/                   2,075,000                2,073,992
                                     TOTAL BONDS               144,241,130

                                       Principal
                                         Amount                  Value
----------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (23.24%)
4.50%; 06/01/11                         2,778,980                2,783,896
4.50%; 04/01/19                         3,350,323                3,319,825
4.50%; 11/01/19                         9,630,865                9,543,195
4.50%; 05/01/20 /3/                    13,250,000               13,109,219
5.00%; 05/01/11                         8,168,060                8,295,654
5.50%; 12/01/33                         8,013,186                8,112,156
5.50%; 05/01/35 /3/                    13,800,000               13,950,944
6.00%; 05/01/35 /3/                    13,100,000               13,443,875
                        TOTAL FHLMC CERTIFICATES                72,558,764

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (23.39%)
4.50%; 11/01/14                         5,063,231                5,067,327
4.50%; 05/01/20 /3/                    10,850,000               10,731,323
4.75%; 02/01/35 /1/                     6,996,352                7,026,072
4.77%; 04/01/35 /1/                     7,517,249                7,486,962
5.00%; 07/01/35 /3/                    15,000,000               14,779,680
5.50%; 05/01/35 /3/                    17,000,000               17,159,375
6.00%; 05/01/35 /3/                    10,500,000               10,778,901
                         TOTAL FNMA CERTIFICATES                73,029,640

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (13.72%)
3.88%; 10/20/30 /1/                     6,383,882                6,414,244
5.00%; 05/20/33                         5,936,899                5,925,268
5.00%; 08/15/33                         3,712,269                3,711,976
5.00%; 08/15/33                         7,021,582                7,021,027
5.50%; 12/15/13                            83,660                   86,427
5.50%; 01/15/14                           289,168                  298,781
5.50%; 01/15/14                           286,954                  296,495
                                       Principal
                                         Amount                  Value
----------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(CONTINUED)
                                       $                     $
5.50%; 02/15/14                           216,700                  223,904
5.50%; 03/15/14                           365,381                  377,528
6.00%; 03/15/17                         1,620,049                1,688,238
6.00%; 10/15/23                           755,194                  784,394
6.00%; 11/15/23                           375,504                  390,022
6.00%; 11/15/23                           181,134                  188,137
6.00%; 12/15/23                           175,899                  182,700
6.00%; 12/15/23                           162,229                  168,502
6.00%; 12/15/23                            15,381                   15,976
6.00%; 01/15/24                           257,996                  267,649
6.00%; 01/20/24                           101,013                  104,634
6.00%; 02/15/24                           122,310                  126,886
6.00%; 02/15/24                           216,454                  224,552
6.00%; 02/15/24                           203,675                  211,295
6.00%; 03/15/24                            69,384                   71,980
6.00%; 04/20/24                           156,816                  162,439
6.00%; 05/20/24                           219,924                  227,810
6.00%; 05/20/24                            39,612                   41,032
6.00%; 10/20/24                            96,644                  100,109
6.00%; 09/20/25                           135,800                  140,489
6.00%; 11/20/25                            88,910                   91,980
6.00%; 08/15/32                           737,154                  761,157
6.00%; 09/15/32                           748,942                  773,329
6.50%; 07/15/08                            44,178                   45,605
6.50%; 07/15/08                            53,614                   55,346
6.50%; 10/15/08                            82,084                   84,735
6.50%; 03/15/09                            76,938                   79,423
6.50%; 09/15/23                            72,068                   75,959
6.50%; 09/15/23                           101,068                  106,526
6.50%; 09/15/23                            97,249                  102,501
6.50%; 09/15/23                           125,463                  132,238
6.50%; 10/15/23                           117,818                  124,181
6.50%; 10/15/23                            87,132                   91,838
6.50%; 11/15/23                            75,939                   80,040
6.50%; 12/15/23                           273,789                  288,575
6.50%; 12/15/23                           295,765                  311,738
6.50%; 12/15/23                           137,845                  145,290
6.50%; 12/15/23                            86,472                   91,141
6.50%; 01/15/24                           149,672                  157,499
6.50%; 01/15/24                            72,164                   75,938
6.50%; 01/15/24                           171,853                  180,840
6.50%; 01/15/24                            83,682                   88,058
6.50%; 01/15/24                           133,607                  140,594
6.50%; 01/15/24                           125,206                  131,754
6.50%; 01/15/24                            77,823                   81,892
6.50%; 01/15/24                            67,310                   70,830
6.50%; 03/15/24                           107,276                  112,886
6.50%; 04/15/24                           151,076                  158,976
6.50%; 04/20/24                           100,163                  105,056
6.50%; 07/15/24                           397,319                  418,776
6.50%; 10/15/25                           154,933                  162,939
6.50%; 01/15/26                            61,539                   64,685
6.50%; 03/15/26                           101,162                  106,333
6.50%; 07/20/26                            53,390                   55,935
6.50%; 02/15/28                           122,550                  128,545
7.00%; 11/15/22                           115,118                  122,618
7.00%; 11/15/22                            72,990                   77,746
                                       Principal
                                         Amount                  Value
----------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(CONTINUED)
                                       $                     $
7.00%; 11/15/22                           276,047                  294,033
7.00%; 11/15/22                           128,117                  136,464
7.00%; 12/15/22                            99,645                  106,138
7.00%; 12/15/22                           272,463                  290,215
7.00%; 01/15/23                            90,511                   96,382
7.00%; 01/15/23                           100,884                  107,429
7.00%; 01/15/23                            53,655                   57,136
7.00%; 02/15/23                           566,583                  603,338
7.00%; 03/15/23                           105,974                  112,849
7.00%; 07/15/23                            62,636                   66,699
7.00%; 07/15/23                            53,756                   57,243
7.00%; 07/15/23                           156,624                  166,784
7.00%; 07/15/23                           112,926                  120,251
7.00%; 08/15/23                           105,486                  112,330
7.00%; 08/15/23                            25,496                   27,150
7.00%; 10/15/23                            96,090                  102,323
7.00%; 12/15/23                            92,765                   98,783
7.00%; 12/15/23                           108,365                  115,395
7.00%; 01/15/26                            73,417                   78,025
7.00%; 05/15/26                            72,357                   76,898
7.00%; 01/15/27                            84,707                   89,939
7.00%; 03/15/27                            43,024                   45,681
7.00%; 11/15/27                           247,870                  263,179
7.00%; 12/15/27                           205,738                  218,445
7.00%; 04/15/28                            54,437                   57,778
7.00%; 04/15/28                           207,710                  220,454
7.25%; 09/15/25                           180,681                  193,655
7.25%; 09/15/25                            39,073                   41,879
7.25%; 09/15/25                            25,715                   27,561
7.25%; 10/15/25                            95,611                  102,476
7.50%; 04/15/17                            20,506                   22,081
7.50%; 04/15/17                           100,250                  107,952
7.50%; 04/15/17                            94,221                  101,460
7.50%; 05/15/17                            18,967                   20,424
7.50%; 07/15/18                            44,470                   47,949
7.50%; 12/15/21                            39,824                   43,021
7.50%; 12/15/21                            45,540                   49,196
7.50%; 12/15/21                            49,732                   53,724
7.50%; 02/15/22                            78,355                   84,715
7.50%; 03/15/22                            22,155                   23,954
7.50%; 03/15/22                            24,768                   26,778
7.50%; 03/15/22                            38,065                   41,154
7.50%; 04/15/22                            28,582                   30,902
7.50%; 04/15/22                            41,388                   44,748
7.50%; 04/15/22                            44,108                   47,688
7.50%; 04/15/22                            43,540                   47,074
7.50%; 05/15/22                            89,874                   97,168
7.50%; 07/15/22                           141,728                  153,231
7.50%; 08/15/22                            26,903                   29,087
7.50%; 08/15/22                            69,163                   74,777
7.50%; 08/15/22                            40,605                   43,900
7.50%; 08/15/22                            23,396                   25,295
7.50%; 08/15/22                            40,172                   43,433
7.50%; 08/15/22                            38,267                   41,373
7.50%; 08/15/22                           177,509                  191,917
7.50%; 08/15/22                            77,626                   83,926
7.50%; 11/15/22                            85,076                   91,981
                                       Principal
                                         Amount                  Value
----------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(CONTINUED)
                                       $                     $
7.50%; 02/15/23                            39,206                   42,376
7.50%; 02/15/23                            61,329                   66,287
7.50%; 05/15/23                            69,560                   75,183
7.50%; 05/15/23                            20,032                   21,651
7.50%; 05/15/23                            91,935                   99,367
7.50%; 06/15/23                            37,674                   40,720
7.50%; 10/15/23                            41,067                   44,387
7.50%; 11/15/23                           184,230                  199,124
7.50%; 01/15/24                            56,419                   60,874
7.50%; 08/15/24                            29,175                   31,478
7.50%; 04/15/27                            68,834                   74,055
7.50%; 05/15/27                           133,780                  143,927
7.50%; 05/15/27                            59,541                   64,057
7.50%; 06/15/27                            17,011                   18,301
7.50%; 06/15/27                            79,828                   85,883
8.00%; 08/15/16                           120,970                  130,658
8.00%; 09/15/16                            11,171                   12,066
8.00%; 12/15/16                            35,613                   38,465
8.00%; 04/15/17                            18,752                   20,380
8.00%; 04/15/17                            31,359                   34,081
8.00%; 04/15/17                            39,010                   42,396
8.00%; 05/15/17                            44,771                   48,657
8.00%; 05/15/17                            24,940                   27,105
8.00%; 06/15/17                            30,823                   33,498
8.00%; 06/15/17                            37,667                   40,936
8.00%; 06/15/17                            55,663                   60,495
8.00%; 07/15/17                            30,410                   33,050
8.00%; 02/15/22                           128,804                  139,846
                         TOTAL GNMA CERTIFICATES                42,821,119

                                       Principal
                                         Amount                  Value
----------------------------------------------------------------------------------
TREASURY BONDS (11.21%)
 U.S. Treasury Inflation-Indexed
  Obligations
  2.38%; 01/15/25                       5,086,650                5,555,777
  3.88%; 01/15/09                       5,846,450                6,461,011
  4.25%; 01/15/10                       3,419,370                3,911,438
 U.S. Treasury Strip
  0.00%; 11/15/15 /4/                  18,000,000               11,391,192
  0.00%; 05/15/20 /4/                  10,000,000                4,987,840
  0.00%; 08/15/25 /4/                   7,000,000                2,695,553
                            TOTAL TREASURY BONDS                35,002,811

                                       Principal
                                         Amount                  Value
----------------------------------------------------------------------------------
COMMERCIAL PAPER (15.25%)
FINANCE-MORTGAGE LOAN/BANKER (15.25%)
 Investment in Joint Trading
  Account; Federal National
  Mortgage Association
                                       $                     $
  2.60%; 05/02/05                      47,619,776               47,612,237
                          TOTAL COMMERCIAL PAPER                47,612,237
                                                             -------------

           TOTAL PORTFOLIO INVESTMENTS (133.02%)               415,265,701
LIABILITIES, NET OF
 CASH, RECEIVABLES
 AND OTHER ASSETS
 (-33.02%)                                                    (103,090,892)
                      TOTAL NET ASSETS (100.00%)             $ 312,174,809
                                                             ----------------

/1 /Variable rate.
/2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $13,686,636 or 4.38% of net assets.
/3 /Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.
/4 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  2,530,696
Unrealized Depreciation                        (1,034,349)
                                             ------------
Net Unrealized Appreciation (Depreciation)      1,496,347
Cost for federal income tax purposes         $413,769,354


                        COUPON DISTRIBUTION
 Coupon Range                      Value                  Percentage of
                                                           Total Value
---------------------------------------------------------------------------
 Less than 4.00%          $           194,449,643             46.83%
 4.00 - 4.99%                          79,039,232             19.03
 5.00 - 5.99%                          99,088,582             23.86
 6.00 - 6.99%                          35,002,761              8.43
 7.00 - 7.99%                           7,023,851              1.69
 8.00% and over                           661,632              0.16
             TOTAL                   $415,265,701            100.00%
                          -------------------------          ---------

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL GROWTH FUND, INC.

                           APRIL 30, 2005 (UNAUDITED)

                                                     Shares
                                                     Held               Value

----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (96.17%)
AGRICULTURAL CHEMICALS (2.34%)
                                                                     $
 Potash Corp. of Saskatchewan                          80,000           6,731,200
APPLICATIONS SOFTWARE (1.56%)
 Microsoft                                            178,100           4,505,930
ATHLETIC FOOTWEAR (2.17%)
 Nike                                                  81,500           6,260,015
BEVERAGES-WINE & SPIRITS (1.73%)
 Constellation Brands /1/                              94,500           4,981,095
CASINO HOTELS (2.06%)
 Station Casinos                                       92,100           5,943,213
CHEMICALS-DIVERSIFIED (1.40%)
 E. I. Du Pont de Nemours                              85,300           4,018,483
COMPUTERS (1.80%)
 Apple Computer /1/                                   143,500           5,174,610
COMPUTERS-MEMORY DEVICES (1.22%)
 Network Appliance /1/                                132,000           3,515,160
CONSUMER PRODUCTS-MISCELLANEOUS (2.17%)
 Clorox                                                98,900           6,260,370
COSMETICS & TOILETRIES (2.25%)
 Colgate-Palmolive                                     85,300           4,247,087
 Estee Lauder                                          58,342           2,240,916
                                                                        6,488,003
DISPOSABLE MEDICAL PRODUCTS (2.35%)
 C.R. Bard                                             95,200           6,775,384
DIVERSIFIED MANUFACTURING OPERATIONS (1.81%)
 Textron                                               69,100           5,206,685
ELECTRIC-GENERATION (0.97%)
 AES /1/                                              174,000           2,797,920
ELECTRIC-INTEGRATED (2.74%)
 TXU                                                   92,100           7,901,259
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.62%)
 Broadcom /1/                                         145,600           4,354,896
 Texas Instruments                                    128,300           3,202,368
                                                                        7,557,264
ELECTRONIC FORMS (1.62%)
 Adobe Systems                                         78,500           4,668,395
ENTERPRISE SOFTWARE & SERVICE (0.95%)
 Oracle /1/                                           235,400           2,721,224
FINANCE-COMMERCIAL (2.19%)
 CIT Group                                            156,400           6,299,792
FINANCE-CREDIT CARD (1.94%)
 Capital One Financial                                 78,600           5,571,954
FINANCE-INVESTMENT BANKER & BROKER (4.00%)
 Goldman Sachs Group                                  107,900          11,522,641
FOOD-CONFECTIONERY (2.41%)
 Hershey                                               61,000           3,897,900
                                                 Shares
                                                  Held              Value
 ---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-CONFECTIONERY (CONTINUED)
                                                                    $
 Wm. Wrigley Jr.                                  44,000               3,041,720
                                                                       6,939,620
MACHINERY-GENERAL INDUSTRY (1.96%)
 Ingersoll-Rand                                   73,500               5,649,945
MEDICAL PRODUCTS (3.05%)
 Johnson & Johnson                               128,000               8,784,640
MEDICAL-DRUGS (2.39%)
 Schering-Plough                                 329,500               6,876,665
MULTI-LINE INSURANCE (3.11%)
 Cigna                                            97,500               8,968,050
NETWORKING PRODUCTS (2.34%)
 Juniper Networks /1/                            298,200               6,736,338
OIL COMPANY-EXPLORATION & PRODUCTION (4.75%)
 Apache                                          116,200               6,540,898
 Devon Energy                                    157,700               7,123,309
                                                                      13,664,207
OIL COMPANY-INTEGRATED (3.02%)
 ConocoPhillips                                   83,000               8,702,550
OPTICAL SUPPLIES (1.57%)
 Alcon                                            46,500               4,510,500
PHARMACY SERVICES (2.54%)
 Caremark Rx /1/                                 182,600               7,313,130
RADIO (1.55%)
 XM Satellite Radio Holdings /1/                 160,700               4,457,818
RETAIL-APPAREL & SHOE (2.35%)
 Nordstrom                                       133,000               6,760,390
RETAIL-DRUG STORE (2.60%)
 CVS                                             144,900               7,473,942
RETAIL-OFFICE SUPPLIES (2.85%)
 Staples                                         430,200               8,203,914
RETAIL-RESTAURANTS (3.60%)
 McDonald's                                      353,900              10,372,809
SEMICONDUCTOR COMPONENT-INTEGRATED
CIRCUITS (1.56%)
 Marvell Technology Group /1/                    134,300               4,496,364
TELECOMMUNICATION EQUIPMENT (2.51%)
 Comverse Technology /1/                         317,300               7,231,267
TELEPHONE-INTEGRATED (1.96%)
 Sprint                                          253,300               5,638,458
TRANSPORT-SERVICES (1.54%)
 FedEx                                            52,100               4,425,895
WEB PORTALS (3.47%)
 Google /1/                                       32,490               7,147,800
 Yahoo /1/                                        82,000               2,829,820
                                                                       9,977,620
                                                    Shares
                                                     Held                     Value
 ----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (5.15%)
                                                                           $
 Motorola                                         482,200              7,396,948
 Nokia                                            465,100              7,432,298
                                                                      14,829,246
                                TOTAL COMMON STOCKS                  276,913,965

                                                  Principal
                                                   Amount                Value
---------------------------------------------------------------------------------
COMMERCIAL PAPER (1.96%)
MONEY CENTER BANKS (1.96%)
 Investment in Joint Trading Account; Citicorp
                                                         $                    $
  2.95%; 05/02/05                                 5,637,159        5,637,159
                             TOTAL COMMERCIAL PAPER                5,637,159
                                                                   ------------

                TOTAL PORTFOLIO INVESTMENTS (98.1%) 282,551,124
CASH, RECEIVABLES AND OTHER ASSETS,
   NET OF LIABILITIES (1.87%)                         5,372,718
                         TOTAL NET ASSETS (100.00%)$287,923,842
                                                  --------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 19,518,819
Unrealized Depreciation                       (18,731,953)
                                             ------------
Net Unrealized Appreciation (Depreciation)        786,866
Cost for federal income tax purposes         $281,764,258


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                              Value                 Percentage of
                                                            Total Value
------------------------------------------------------------------------------
 Consumer, Non-cyclical            $ 58,929,407                 20.86%
 Communications                      48,870,747                 17.30
 Consumer, Cyclical                  45,014,283                 15.93
 Financial                           37,999,596                 13.45
 Technology                          32,638,947                 11.55
 Energy                              22,366,757                  7.91
 Industrial                          15,282,525                  5.41
 Basic Materials                     10,749,683                  3.80
 Utilities                           10,699,179                  3.79
                   TOTAL           $282,551,124                100.00%
                                  ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.
                                       95

                            SCHEDULE OF INVESTMENTS
              PRINCIPAL INTERNATIONAL EMERGING MARKETS FUND, INC.

                           APRIL 30, 2005 (UNAUDITED)

                                                Shares
                                                Held                 Value
--------------------------------------------------------------------------------------
COMMON STOCKS (88.75%)
AGRICULTURAL OPERATIONS (0.52%)
                                                                    $
 IOI Berhad /1/                                  115,691                279,000
AIRLINES (0.59%)
 Korean Air Lines /1/                             16,980                314,437
APPLICATIONS SOFTWARE (1.19%)
 Infosys Technologies /1/                         14,763                639,890
AUTO-CARS & LIGHT TRUCKS (0.84%)
 Hyundai Motor /1/                                 5,000                272,135
 Proton Holdings /1/                              85,889                177,400
                                                                        449,535
BATTERIES & BATTERY SYSTEMS (0.15%)
 Power Logics /1/                                  7,040                 81,515
BREWERY (0.50%)
 Efes Breweries International
  /2/                                              8,557                269,546
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.53%)
 Orascom Construction Industries
  /1/                                             12,865                284,715
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.68%)
 Cemex                                            36,817                264,947
 Gujarat Ambuja Cements /1/ /2/                   42,469                410,782
 Siam Cement /1/                                  37,380                225,195
                                                                        900,924
BUILDING-HEAVY CONSTRUCTION (1.10%)
 Empresas ICA Sociedad
  Controladora /2/                               687,200                254,702
 Hyundai Engineering &
  Construction /1/ /2/                            15,000                334,338
                                                                        589,040
BUSINESS TO BUSINESS-E COMMERCE (0.43%)
 Submarino /2/                                    34,100                233,479
CASINO HOTELS (0.51%)
 Genting Berhad /1/                               56,066                271,766
CELLULAR TELECOMMUNICATIONS (5.23%)
 China Mobile /1/                                368,259              1,291,407
 Digi.Com Berhad /1/ /2/                         120,600                160,583
 Far EasTone Telecommunications
  /1/                                            683,700                835,281
 Partner Communications /1/ /2/                   31,677                269,532
 Vimpel Communications /2/                         7,684                251,421
                                                                      2,808,224
CHEMICALS-DIVERSIFIED (0.56%)
 Israel Chemicals /1/                            101,571                299,715
CHEMICALS-SPECIALTY (0.47%)
 Frutarom /2/                                     34,301                254,414
CIRCUIT BOARDS (1.09%)
 Unimicron Technology /1/                        743,000                584,448
COAL (0.37%)
 Yanzhou Coal Mining /3/                         144,132                196,534
COMMERCIAL BANKS (9.97%)
 Banco Latinoamericano de
  Exportaciones                                   14,800                279,572
 Bancolombia                                      22,083                326,166
 Bank Leumi Le-Israel /1/                        178,185                506,465
 Bank of the Philippine Islands
  /1/                                            256,184                227,868
                                                Shares
                                                Held                 Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                    $
 Bank Rakyat /1/                                 968,979                271,557
 Credicorp                                        15,717                272,690
 ICICI Bank                                       12,400                224,192
 Korea Exchange Bank /1/ /2/                      52,240                443,023
 OTP Bank /1/                                     12,823                395,401
 Raiffeisen International Bank
  Holding /2/                                      2,284                117,942
 Siam Commercial Bank Public /1/                 192,300                230,032
 Standard Bank Group /1/                          91,956                922,704
 Taishin Financial Holdings /1/                  571,000                512,625
 Turkiye Is Bankasi /1/                           64,604                328,726
 UTI Bank /2/                                     56,040                296,227
                                                                      5,355,190
COMPUTERS (1.12%)
 High Tech Computer /1/                           86,000                604,375
DISTRIBUTION-WHOLESALE (0.80%)
 Esprit Holdings /1/                              57,423                427,755
DIVERSIFIED FINANCIAL SERVICES (1.27%)
 Shinhan Financial Group /1/                      26,124                681,788
DIVERSIFIED MINERALS (0.87%)
 Antofagasta /1/                                  21,856                469,172
DIVERSIFIED OPERATIONS (1.51%)
 Alfa                                             50,538                255,219
 Dogan Sirketler Grubu Holdings
  /1/ /2/                                         59,215                125,928
 Imperial Holdings /1/ /2/                        27,954                431,113
                                                                        812,260
ELECTRIC-GENERATION (0.56%)
 National Thermal Power /1/                      159,574                302,577
ELECTRIC-INTEGRATED (1.23%)
 Korea Electric Power /1/                         22,750                662,801
ELECTRONIC COMPONENTS-MISCELLANEOUS (7.08%)
 Asustek Computer /1/                            191,000                510,969
 Hon Hai Precision Industry /1/                  185,000                878,550
 Samsung Electronics                               5,272              2,411,198
                                                                      3,800,717
ENGINEERING-RESEARCH & DEVELOPMENT
SERVICES (0.68%)
 Samsung Engineering /1/                          40,050                363,623
FINANCE-CONSUMER LOANS (0.49%)
 African Bank Investments /1/                     98,544                264,155
FINANCE-INVESTMENT BANKER & BROKER (0.47%)
 Samsung Securities /1/                           10,600                253,177
FINANCE-OTHER SERVICES (1.50%)
 Bursa Malaysia /2/                              271,288                272,716
 Grupo Financiero Banorte                         82,516                531,305
                                                                        804,021
FOOD-DAIRY PRODUCTS (0.54%)
 Binggrae /1/                                      7,314                288,473
FOOD-MISCELLANEOUS/DIVERSIFIED (0.00%)
 Global Bio-Chem Technology
  Group - warrants /2/                            44,296                  1,960
                                                Shares
                                                Held                 Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GAS-DISTRIBUTION (0.64%)
                                                                    $
 OAO Gazprom                                      10,142                342,403
IMPORT & EXPORT (0.63%)
 Testrite International /1/                      507,257                340,274
INDEPENDENT POWER PRODUCER (0.74%)
 YTL Power International /1/                     766,436                399,336
INTERNET SECURITY (0.99%)
 Check Point Software
  Technologies /2/                                25,282                529,658
INVESTMENT COMPANIES (0.50%)
 SM Investments /2/                               58,693                270,924
LIFE & HEALTH INSURANCE (3.21%)
 Cathay Financial Holding /1/                    297,000                538,622
 Metropolitan Holdings /1/                       200,095                354,610
 Sanlam /1/                                      179,860                341,577
 Shin Kong Financial Holding /1/                 522,080                488,647
                                                                      1,723,456
MEDICAL LABORATORY & TESTING SERVICE (0.54%)
 Diagnosticos da America /2/                       8,789                289,474
MEDICAL-DRUGS (0.56%)
 Dong-A Pharmaceutical /1/                         9,490                301,019
MISCELLANEOUS MANUFACTURERS (0.21%)
 Trakya Cam Sanayi /1/                            38,826                113,341
MULTIMEDIA (0.41%)
 Dogan Yayin Holding /1/ /2/                      92,440                221,666
NON-FERROUS METALS (0.48%)
 Grupo Mexico /2/                                 50,219                234,724
 International Nickel Indonesia
  /1/                                             15,604                 22,845
                                                                        257,569
OIL COMPANY-EXPLORATION & PRODUCTION (1.21%)
 Oil & Natural Gas /1/                            15,217                283,278
 PTT Public /1/                                   72,401                367,561
                                                                        650,839
OIL COMPANY-INTEGRATED (6.60%)
 China Petroleum & Chemical /1/
  /3/                                          1,641,609                645,664
 LUKOIL                                            4,177                565,983
 MOL Magyar Olaj-es Gazipari /1/                   5,997                494,922
 PetroChina /1/ /3/                              681,982                407,287
 Petroleo Brasileiro                              18,691                783,714
 Sasol /1/                                        16,748                392,322
 Sibneft /3/                                      16,666                256,656
                                                                      3,546,548
OIL REFINING & MARKETING (2.43%)
 Bharat Petroleum /1/                             30,383                240,772
 Polski Koncern Naftowy Orlen
  /1/                                             32,405                448,850
 SK /1/                                            4,650                260,739
 Thai Oil Public /1/                             215,406                352,880
                                                                      1,303,241
PETROCHEMICALS (2.78%)
 Formosa Chemicals & Fibre /1/                   225,000                457,948
 Honam Petrochemical /1/                           7,320                330,563
                                                Shares
                                                Held                 Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PETROCHEMICALS (CONTINUED)
 SINOPEC Shanghai Petrochemical                                     $
  /1/ /3/                                        831,210                307,758
 Ultrapar Participacoes                           21,499                397,517
                                                                      1,493,786
PROPERTY & CASUALTY INSURANCE (0.12%)
 LG Insurance /1/ /2/                             11,120                 63,274
PUBLIC THOROUGHFARES (0.27%)
 Shenzhen Expressway /1/                         404,000                147,316
REAL ESTATE OPERATOR & DEVELOPER (0.97%)
 China Overseas Land &
  Investment /1/ /3/                           1,654,395                342,381
 IRSA Inversiones y
  Representaciones /2/                            15,708                176,872
                                                                        519,253
RETAIL-APPAREL & SHOE (0.93%)
 Edgars Consolidated Stores /1/                   12,074                500,296
RETAIL-AUTOMOBILE (1.50%)
 Astra International /1/                         462,931                512,263
 Daewoo Motor Sales /1/                           28,800                294,325
                                                                        806,588
RETAIL-CONSUMER ELECTRONICS (0.49%)
 Grupo Elektra                                     9,031                262,170
RETAIL-DISCOUNT (0.34%)
 Siam Makro /1/                                  130,189                181,753
RETAIL-HOME FURNISHINGS (1.04%)
 JD Group /1/                                     54,431                560,619
RETAIL-HYPERMARKETS (0.16%)
 Organizacion Soriana                             23,004                 84,618
RETAIL-MAJOR DEPARTMENT STORE (0.99%)
 Hyundai Department Store /1/                     12,080                532,193
RETAIL-MISCELLANEOUS/DIVERSIFIED (1.50%)
 Foschini /1/                                     49,469                291,026
 LG Home Shopping /1/                              2,900                231,671
 Massmart Holdings /1/                            38,910                281,399
                                                                        804,096
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.41%)
 Novatek Microelectronics /1/                    165,000                736,034
 Taiwan Semiconductor
  Manufacturing /1/                              336,097                558,907
                                                                      1,294,941
STEEL PRODUCERS (2.83%)
 China Steel /1/                                 219,000                225,245
 POSCO                                            14,426                656,815
 Tata Iron & Steel /1/                            46,838                366,425
 Tenaris                                           4,800                274,320
                                                                      1,522,805
TEA (0.48%)
 Tata Tea /1/                                     22,010                258,377
TELECOMMUNICATION SERVICES (2.57%)
 AFK Sistema /2/                                  28,503                444,647
 KT Freetel /1/                                   24,356                561,906
 Orascom Telecom Holding /2/                       9,204                373,124
                                                                      1,379,677
                                                Shares
                                                Held                 Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (2.07%)
                                                                    $
 Telefonos de Mexico                              16,014                542,875
 Telkom South Africa /1/                          32,562                568,834
                                                                      1,111,709
TRANSPORT-MARINE (2.71%)
 China Shipping Development /1/                  300,983                264,788
 Evergreen Marine /1/                                657                    628
 Great Eastern Shipping /1/                       63,068                235,472
 Orient Overseas International
  /1/                                             77,865                376,623
 Precious Shipping /1/                           231,727                302,431
 Wan Hai Lines /1/                               261,000                273,600
                                                                      1,453,542
WATER (0.16%)
 Cia de Saneamento Basico do
  Estado de Sao Paulo /2/                      1,618,439                 83,746
WEB PORTALS (0.08%)
 Dacom /3/                                         6,090                 45,197
WIRE & CABLE PRODUCTS (0.55%)
 LG Cable /1/                                     13,570                298,126
WIRELESS EQUIPMENT (0.80%)
 Gemtek Technology /1/                           218,827                429,418
 Gemtek Technology-Rights /1/
  /3/                                             24,364                      -
                                                                        429,418
                                    TOTAL COMMON STOCKS              47,672,474

                                                Shares
                                                Held                 Value
--------------------------------------------------------------------------------------
PREFERRED STOCKS (6.96%)
COMMERCIAL BANKS (2.05%)
 Banco Itau Holding Financeira                     6,437              1,099,303
DIVERSIFIED MINERALS (1.53%)
 Caemi Mineracao e Metalurgica                 1,067,716                819,284
ELECTRIC-INTEGRATED (0.77%)
 Cia Energetica de Minas Gerais               14,797,643                412,841
OIL REFINING & MARKETING (0.68%)
 Cia Brasileira de Petroleo
  Ipiranga                                        34,788                366,730
PETROCHEMICALS (0.13%)
 Ultrapar Participacoes                        3,924,987                 70,891
STEEL PRODUCERS (1.49%)
 Cia Siderurgica de Tubarao                    7,734,358                381,955
 Usinas Siderurgicas de Minas
  Gerais                                          20,901                417,724
                                                                        799,679
TEXTILE-PRODUCTS (0.31%)
 Cia de Tecidos do Norte de
  Minas - Coteminas                            1,989,886                167,566
                                 TOTAL PREFERRED STOCKS               3,736,294

                                                Principal
                                                 Amount                Value

--------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.41%)
ASSET BACKED SECURITIES (1.41%)
 CAFCO
                                             $                      $
  2.94%; 05/02/05                                760,000                759,876
                                 TOTAL COMMERCIAL PAPER                 759,876

                                                 Maturity
                                                  Amount                Value
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (1.99%)
  Merrill Lynch; 3.00%; dated
  04/29/05 maturing 05/02/05
  (collateralized by U.S.
  Government Agency Securities;
  $1,093,121; 11/01/05 -                                            $
  04/01/35) /4/                              $ 1,068,810              1,068,544
                            TOTAL REPURCHASE AGREEMENTS               1,068,544
                                                                    -----------

                   TOTAL PORTFOLIO INVESTMENTS (99.11%)              53,237,188
CASH, RECEIVABLES AND
 OTHER ASSETS, NET OF
 LIABILITIES (0.89%)                                                    476,206
                             TOTAL NET ASSETS (100.00%)             $53,713,394
                                                                    -------------

/1 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $34,342,807 or 63.94% of net assets.
/2 /Non-income producing security.
/3 /Security or a portion of the security was on loan at the end of the period. /4 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 5,445,187
Unrealized Depreciation                       (1,586,084)
                                             -----------
Net Unrealized Appreciation (Depreciation)     3,859,103
Cost for federal income tax purposes         $49,378,085

            INVESTMENTS BY COUNTRY (UNAUDITED)
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
 Argentina                $   451,192              0.85%
 Austria                      117,942              0.22
 Brazil                     5,524,223             10.38
 China                      1,772,812              3.33
 Colombia                     326,166              0.61
 Egypt                        657,840              1.24
 Hong Kong                  2,636,660              4.95
 Hungary                      890,323              1.67
 India                      3,257,991              6.12
 Indonesia                    806,666              1.52
 Israel                     1,859,784              3.49
 Korea                      9,682,336             18.19
 Malaysia                   1,560,800              2.93
 Mexico                     2,430,560              4.57
 Netherlands                  269,545              0.51
 Panama                       279,572              0.52
 Peru                         272,690              0.51
 Philippines                  498,792              0.94
 Poland                       448,850              0.84
 Russia                     1,861,110              3.50
 South Africa               4,908,656              9.22
 Taiwan                     7,975,571             14.98
 Thailand                   1,659,853              3.12
 Turkey                       789,662              1.48
 United Kingdom               469,172              0.88
 United States              1,828,420              3.43
             TOTAL        $53,237,188            100.00%
                          -------------          ---------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                       PRINCIPAL INTERNATIONAL FUND, INC.

                           APRIL 30, 2005 (UNAUDITED)

                                                    Shares
                                                    Held                Value
------------------------------------------------------------------------------------------
COMMON STOCKS (97.96%)
ADVERTISING SALES (0.10%)
 Telefonica Publicidad e                                              $
  Informacion /1/ /2/                               27,090                 249,201
ADVERTISING SERVICES (0.51%)
 Aegis Group /2/                                   151,957                 280,148
 JC Decaux /2/ /3/                                  37,688                 999,353
                                                                         1,279,501
AEROSPACE & DEFENSE EQUIPMENT (0.20%)
 Zodiac /2/                                         10,025                 489,287
AGRICULTURAL OPERATIONS (0.10%)
 Chaoda Modern Agriculture /2/                     266,751                 106,156
 IOI Berhad /2/                                     58,019                 139,918
                                                                           246,074
AIRLINES (0.05%)
 Korean Air Lines /2/                                7,000                 129,627
AIRPORT DEVELOPMENT & MAINTENANCE (0.07%)
 Kobenhavns Lufthavne /1/ /2/                          755                 169,250
APPLICATIONS SOFTWARE (0.20%)
 Infosys Technologies /2/                            7,487                 324,518
 Sage Group /2/                                     48,147                 180,897
                                                                           505,415
AUTO-CARS & LIGHT TRUCKS (0.67%)
 Hyundai Motor /2/                                   2,265                 123,277
 Proton Holdings /2/                                43,842                  90,554
 Toyota Motor /2/                                   40,207               1,458,027
                                                                         1,671,858
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.31%)
 Volvo /1/ /2/                                      18,918                 767,798
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.53%)
 DENSO /2/                                          42,100                 995,728
 Exedy /1/ /2/                                       4,698                  78,592
 Keihin /1/ /2/                                     10,228                 170,829
 Showa /2/                                           6,629                  84,800
                                                                         1,329,949
BATTERIES & BATTERY SYSTEMS (0.01%)
 Power Logics /2/                                    3,190                  36,937
BEVERAGES-WINE & SPIRITS (0.05%)
 Davide Campari - Milano /2/                         1,102                  78,415
 Mercian /2/                                        17,071                  48,102
                                                                           126,517
BREWERY (1.33%)
 Asahi Breweries /2/                               100,000               1,267,444
 Bryggerigruppen /2/                                   943                  72,871
 Efes Breweries International /3/                    4,174                 131,481
 SABMiller /2/                                     112,803               1,672,530
 Wolverhampton & Dudley Breweries
  /2/                                                9,211                 178,786
                                                                         3,323,112
BUILDING & CONSTRUCTION PRODUCTS-
MISCELLANEOUS (0.09%)
 Kingspan Group /2/                                 20,180                 226,896
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.60%)
 Abengoa /2/                                         5,744                  61,711
 Eiffage /1/ /2/                                     9,780               1,150,117

                                                  Shares
                                                   Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING & CONSTRUCTION-MISCELLANEOUS (CONTINUED)
                                                                      $
 JM /1/ /2/                                          2,506                  83,938
 JM-Rights /2/ /3/                                   2,506                   2,038
 Morgan Sindall /2/                                  4,656                  63,989
 Orascom Construction Industries
  /2/                                                5,933                 131,303
                                                                         1,493,096
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.49%)
 Adelaide Brighton /1/ /2/                         151,389                 189,858
 BPB /2/                                           170,124               1,482,291
 Cementir /2/                                       16,082                  87,956
 Cemex                                              15,440                 111,111
 Gujarat Ambuja Cements /2/ /3/                     13,153                 127,223
 Heracles General Cement /2/                         2,932                  34,995
 Italcementi /2/                                     8,084                 131,711
 Rinker Group /1/ /2/                              160,873               1,438,331
 Siam Cement /2/                                    19,080                 114,947
                                                                         3,718,423
BUILDING PRODUCTS-WOOD (0.31%)
 Travis Perkins /2/                                 24,979                 778,038
BUILDING-HEAVY CONSTRUCTION (1.66%)
 Actividades de Construccion y
  Servicios /2/                                     56,919               1,392,353
 Astaldi /2/                                         7,791                  46,131
 Daelim Industrial /2/                               3,800                 189,999
 Empresas ICA Sociedad
  Controladora /3/                                 349,728                 129,622
 Hyundai Engineering &
  Construction /2/ /3/                               7,540                 168,060
 Vinci /1/ /2/                                      14,831               2,236,151
                                                                         4,162,316
BUILDING-RESIDENTIAL & COMMERCIAL (0.14%)
 Kaufman & Broad /2/                                   831                  46,212
 Persimmon /2/                                      23,572                 305,549
                                                                           351,761
BUSINESS TO BUSINESS-E COMMERCE (0.04%)
 Submarino /3/                                      15,694                 107,455
CABLE TV (0.19%)
 Premiere /3/                                       12,589                 487,555
CASINO HOTELS (0.05%)
 Genting Berhad /2/                                 25,332                 122,790
CASINO SERVICES (0.10%)
 Aristocrat Leisure /2/                             31,724                 241,693
CELLULAR TELECOMMUNICATIONS (3.17%)
 China Mobile /2/                                  608,049               2,132,300
 Digi.Com Berhad /2/ /3/                            60,900                  81,090
 Far EasTone Telecommunications
  /2/                                              330,700                 404,019
 Mobistar /2/ /3/                                    2,294                 196,087
 O2 /3/                                            732,486               1,640,291
 Partner Communications /2/ /3/                     14,876                 126,576
 Vimpel Communications /3/                           3,486                 114,062
 Vodafone Group /2/                              1,234,889               3,232,070
                                                                         7,926,495
CHEMICALS-DIVERSIFIED (1.74%)
 BASF /1/ /2/                                       25,424               1,669,160
 DSM /2/                                             3,673                 246,826
 Israel Chemicals /2/                               46,783                 138,047
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-DIVERSIFIED (CONTINUED)
                                                                      $
 K+S /2/                                             4,356                 221,480
 Mitsubishi Gas Chemical /2/                        32,308                 157,596
 Sumitomo Chemical /1/ /2/                         165,378                 842,995
 Tosoh /2/                                         232,240               1,089,845
                                                                         4,365,949
CHEMICALS-SPECIALTY (1.18%)
 Auriga Industries /2/                               2,349                  50,438
 Clariant /1/ /2/ /3/                               53,327                 840,474
 Daicel Chemical Industries /2/                     27,466                 147,387
 Frutarom /3/                                       17,317                 128,442
 Methanex                                           48,828                 820,966
 Syngenta /2/ /3/                                    9,392                 976,939
                                                                         2,964,646
CIRCUIT BOARDS (0.65%)
 IBIDEN /1/ /2/                                     63,974               1,362,259
 Unimicron Technology /2/                          345,000                 271,379
                                                                         1,633,638
COAL (0.05%)
 Yanzhou Coal Mining /2/                            93,779                 127,874
COMMERCIAL BANKS (11.09%)
 Alpha Bank /2/                                     22,633                 732,026
 Amagerbanken /2/                                      481                  74,359
 Anglo Irish Bank /2/                               97,450               1,156,620
 Australia & New Zealand
  Banking Group /1/ /2/                             86,686               1,463,312
 Banca Intesa /2/                                  290,415               1,391,231
 Banco de Sabadell /2/                               7,849                 196,555
 Banco Latinoamericano de
  Exportaciones                                      6,300                 119,007
 Bancolombia                                        13,787                 203,634
 Bank Austria Creditanstalt /2/                      8,363                 774,678
 Bank Leumi Le-Israel /2/                           89,467                 254,297
 Bank of Fukuoka /2/                                56,347                 341,311
 Bank of Ireland /2/                                64,611                 984,450
 Bank of Kyoto /1/ /2/                              18,095                 152,588
 Bank of Piraeus /2/                                54,146                 921,157
 Bank Rakyat /2/                                   439,593                 123,196
 Credicorp                                           8,240                 142,964
 Credit Suisse Group /1/ /2/ /3/                    63,545               2,684,840
 DnB Holding /1/ /2/                               218,330               2,087,545
 FinecoGroup /2/ /3/                                30,471                 251,979
 ForeningsSparbanken /1/ /2/                        87,955               2,071,739
 ICICI Bank                                          6,200                 112,096
 KBC Groupe /1/ /2/                                 23,514               1,866,376
 Keiyo Bank /2/                                     13,535                  68,230
 Korea Exchange Bank /2/ /3/                        25,900                 219,646
 National Bank of Canada                            23,800                 993,950
 National Bank of Greece /2/                        46,889               1,581,208
 OTP Bank /2/                                        5,912                 182,298
 Raiffeisen International Bank
  Holding /3/                                        8,546                 441,300
 Royal Bank of Canada /3/                            8,825                 527,060
 Royal Bank of Scotland /2/                         85,187               2,576,804
 Sapporo Hokuyo Holdings                                18                 132,792
 Shiga Bank /1/ /2/                                  8,129                  51,987
 Siam Commercial Bank Public /2/                    98,100                 117,349
 Societe Generale /2/                               17,890               1,789,235
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
 Standard Bank Group /2/                            42,638            $    427,838
 Suruga Bank /2/                                    18,159                 158,198
 Taishin Financial Holdings /2/                    257,000                 230,726
 UTI Bank /3/                                       26,378                 139,434
                                                                        27,744,015
COMMERCIAL SERVICES (0.12%)
 Intertek Group /2/                                 10,433                 151,374
 TIS /2/                                             4,038                 146,044
                                                                           297,418
COMMUNICATIONS SOFTWARE (0.02%)
 Telelogic /2/ /3/                                  28,413                  56,485
COMPUTER SERVICES (0.06%)
 ALTEN /2/ /3/                                       2,578                  60,092
 Computershare /2/                                  12,734                  50,479
 EDB Business Partner /2/ /3/                        6,047                  44,908
                                                                           155,479
COMPUTERS (0.11%)
 High Tech Computer /2/                             40,000                 281,105
COMPUTERS-INTEGRATED SYSTEMS (0.34%)
 Otsuka /1/ /2/                                     11,119                 843,589
COMPUTERS-PERIPHERAL EQUIPMENT (0.52%)
 Logitech International /2/ /3/                     22,458               1,292,793
CONSULTING SERVICES (0.06%)
 Jaakko Poyry Group /2/                              1,413                  43,535
 Savills /2/                                         7,861                  95,696
                                                                           139,231
CONTAINERS-METAL & GLASS (0.03%)
 Singamas Container Holdings /2/                    87,089                  80,718
COSMETICS & TOILETRIES (0.03%)
 Body Shop International /2/                        22,490                  85,051
CRUISE LINES (0.55%)
 Carnival /2/                                       26,903               1,385,541
DISTRIBUTION-WHOLESALE (0.83%)
 Esprit Holdings /2/                                26,257                 195,593
 Inchcape /2/                                        6,327                 215,050
 Telewave                                               13                  59,561
 Univar /2/                                          1,503                  47,492
 Wolseley /2/                                       77,265               1,550,534
                                                                         2,068,230
DIVERSIFIED FINANCIAL SERVICES (0.71%)
 Acta Holding /2/ /3/                               51,173                  92,379
 JCG Holdings /2/                                   28,388                  25,547
 Sampo Ojy /2/                                      95,693               1,339,274
 Shinhan Financial Group /2/                        12,032                 314,013
                                                                         1,771,213
DIVERSIFIED MANUFACTURING OPERATIONS (0.36%)
 Charter /2/ /3/                                    28,556                 137,553
 NKT Holding /2/                                     3,049                 107,651
 Orica /2/                                          54,261                 668,754
                                                                           913,958
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MINERALS (2.02%)
                                                                      $
 Antofagasta /2/                                    45,655                 980,052
 BHP Billiton /2/                                  215,334               2,637,579
 Teck Cominco                                       44,673               1,447,036
                                                                         5,064,667
DIVERSIFIED OPERATIONS (1.02%)
 Alfa                                               23,299                 117,661
 Brascan /1/                                        42,361               1,535,183
 Imperial Holdings /2/ /3/                          12,710                 196,017
 Wharf Holdings /2/                                214,000                 714,660
                                                                         2,563,521
ELECTRIC PRODUCTS-MISCELLANEOUS (0.45%)
 Sharp /2/                                          66,000               1,027,307
 Ultra Electronics Holdings /2/                      6,919                  99,177
                                                                         1,126,484
ELECTRIC-GENERATION (0.50%)
 Electric Power Development /2/                     36,351               1,100,148
 National Thermal Power /2/                         77,931                 147,769
                                                                         1,247,917
ELECTRIC-INTEGRATED (2.42%)
 ASM Brescia /2/                                    30,601                 100,630
 E.ON /1/ /2/                                       24,976               2,125,296
 Fortum /2/                                         95,084               1,446,882
 International Power /2/ /3/                       199,179                 695,495
 Korea Electric Power /2/                           10,050                 292,798
 RWE /1/ /2/                                        23,252               1,392,844
                                                                         6,053,945
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.77%)
 Asustek Computer /2/                               88,000                 235,420
 Funkwerk /2/                                          982                  39,814
 Hon Hai Precision Industry /2/                     91,000                 432,151
 Jurong Technologies Industrial
  /2/                                               82,098                  83,282
 Samsung Electronics                                 2,394               1,094,918
 Shibaura Mechatronics /1/ /2/                       5,546                  49,045
                                                                         1,934,630
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.24%)
 Shinko Electric Industries /1/
  /2/                                               15,967                 551,039
 Thine Electronics /1/                                  10                  39,610
                                                                           590,649
ELECTRONIC MEASUREMENT INSTRUMENTS (0.15%)
 Leica Geosystems /2/ /3/                              406                 117,020
 Techem /2/ /3/                                      3,072                 127,059
 Tokyo Seimitsu /2/                                  3,625                 123,119
                                                                           367,198
ENERGY-ALTERNATE SOURCES (0.08%)
 SolarWorld /2/                                      1,358                 189,084
ENGINEERING-RESEARCH & DEVELOPMENT
SERVICES (0.12%)
 COMSYS Holdings /1/ /2/                            14,509                 124,421
 Samsung Engineering /2/                            18,450                 167,512
                                                                           291,933
FINANCE-CONSUMER LOANS (0.85%)
 African Bank Investments /2/                       50,304                 134,844
 Aiful /2/                                          12,371                 919,883
 Aiful /3/                                           6,185                 450,986
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-CONSUMER LOANS (CONTINUED)
                                                                      $
 Nissin /1/ /2/                                      7,659                  17,243
 Sanyo Shinpan Finance /2/                           8,919                 602,003
                                                                         2,124,959
FINANCE-CREDIT CARD (0.05%)
 OMC Card /2/                                       10,602                 134,133
FINANCE-INVESTMENT BANKER & BROKER (0.47%)
 Ichiyoshi Securities /2/                            6,176                  57,066
 Mediobanca /2/                                     60,267                 994,018
 Samsung Securities /2/                              4,890                 116,795
                                                                         1,167,879
FINANCE-LEASING COMPANY (0.61%)
 ORIX /2/                                            9,700               1,316,005
 Ricoh Leasing /2/                                   3,050                  74,989
 Sumisho Lease /2/                                   3,687                 132,938
                                                                         1,523,932
FINANCE-OTHER SERVICES (0.26%)
 Aktiv Kapital /1/ /2/                               2,932                  43,867
 Bursa Malaysia /3/                                124,955                 125,613
 Grupo Financiero Banorte                           33,463                 215,462
 Intrum Justitia /1/ /2/ /3/                         7,828                  56,646
 Intrum Justitia-Rights /2/ /3/                      7,828                   2,970
 SFE /1/ /2/                                        20,313                 145,004
 TSX Group                                           1,035                  51,133
                                                                           640,695
FINANCIAL GUARANTEE INSURANCE (0.07%)
 Euler Hermes /1/ /2/                                2,295                 183,383
FISHERIES (0.32%)
 Toyo Suisan Kaisha /1/ /2/                         50,579                 794,686
FOOD-CONFECTIONERY (0.03%)
 Lindt & Spruengli /2/                                   4                  63,272
FOOD-DAIRY PRODUCTS (0.05%)
 Binggrae /2/                                        3,355                 132,325
FOOD-FLOUR & GRAIN (0.04%)
 Nisshin Seifun Group /2/                            8,519                  88,523
FOOD-MEAT PRODUCTS (0.02%)
 Yonekyu /2/                                         4,134                  47,188
FOOD-MISCELLANEOUS/DIVERSIFIED (0.66%)
 Kikkoman /2/                                       64,441                 619,337
 Orkla /1/ /2/                                      31,080               1,044,083
                                                                         1,663,420
FOOD-RETAIL (1.17%)
 Colruyt /2/                                         5,686                 861,413
 Tesco /2/                                         352,205               2,077,227
                                                                         2,938,640
FOOD-WHOLESALE & DISTRIBUTION (0.31%)
 Fyffes                                            273,320                 769,526
FORESTRY (0.03%)
 Great Southern Plantations /2/                     31,020                  87,247
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GAS-DISTRIBUTION (0.07%)
                                                                      $
 OAO Gazprom                                         5,165                 174,375
GOLD MINING (0.02%)
 NovaGold Resources /3/                              8,048                  62,270
HOTELS & MOTELS (0.55%)
 InterContinental Hotels Group /2/                 114,947               1,371,454
HUMAN RESOURCES (0.46%)
 Capita Group /2/                                   25,287                 182,763
 Ranstad Holdings /2/                               23,840                 971,276
                                                                         1,154,039
IMPORT & EXPORT (1.10%)
 Kanematsu /2/ /3/                                  88,171                 130,911
 Mitsubishi /1/ /2/                                 65,101                 891,487
 Mitsui /2/                                        168,000               1,593,416
 Testrite International /2/                        199,722                 133,976
                                                                         2,749,790
INDEPENDENT POWER PRODUCER (0.07%)
 YTL Power International /2/                       355,383                 185,165
INDUSTRIAL AUTOMATION & ROBOTS (0.06%)
 CKD /2/                                            22,615                 151,965
INSTRUMENTS-SCIENTIFIC (0.07%)
 As One /2/                                          1,412                  30,519
 HORIBA /2/                                          7,434                 137,663
                                                                           168,182
INTERNET SECURITY (0.11%)
 Check Point Software Technologies
  /3/                                               12,906                 270,381
INVESTMENT COMPANIES (0.11%)
 Macquarie Airports Management /1/
  /2/                                               55,180                 144,698
 SM Investments /3/                                 27,334                 126,172
                                                                           270,870
LEISURE & RECREATION PRODUCTS (0.51%)
 Sega Sammy Holdings /2/                            21,327               1,248,858
 Trigano /2/                                           462                  39,429
                                                                         1,288,287
LIFE & HEALTH INSURANCE (0.78%)
 Cathay Financial Holding /2/                      152,000                 275,659
 Friends Provident /2/                             328,495               1,013,391
 Industrial-Alliance Life
  Insurance /3/                                      2,062                  93,656
 Metropolitan Holdings /2/                          97,742                 173,219
 Sanlam /2/                                         91,219                 173,236
 Shin Kong Financial Holding /2/                   234,987                 219,939
                                                                         1,949,100
LOTTERY SERVICES (0.04%)
 Intralot-Integrated Lottery
  Systems & Services /2/                             3,518                 104,828
MACHINERY-CONSTRUCTION & MINING (0.40%)
 Komatsu /1/ /2/                                   141,000                 992,196
MACHINERY-ELECTRICAL (0.76%)
 Nidec /2/                                          11,307               1,326,602
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-ELECTRICAL (CONTINUED)
                                                                      $
 SMC /2/                                             5,500                 577,394
                                                                         1,903,996
MACHINERY-FARM (0.40%)
 Kubota /2/                                        194,351               1,001,527
MACHINERY-GENERAL INDUSTRY (0.99%)
 Andritz /1/ /2/                                     1,428                 119,999
 MAN /2/                                            39,517               1,670,673
 Stork /2/                                          13,701                 504,555
 Sumitomo Heavy Industries /2/                      47,115                 190,275
                                                                         2,485,502
MEDICAL INSTRUMENTS (0.10%)
 Elekta /2/ /3/                                      4,368                 153,531
 Topcon /2/                                          5,249                  92,268
                                                                           245,799
MEDICAL LABORATORY & TESTING SERVICE (0.05%)
 Diagnosticos da America /3/                         4,026                 132,600
MEDICAL LASER SYSTEMS (0.13%)
 Carl Zeiss Meditec /2/ /3/                         16,738                 329,413
MEDICAL PRODUCTS (0.95%)
 Gambro /1/ /2/                                     49,767                 674,046
 Nobel Biocare Holding /2/                             950                 204,225
 Phonak Holding /2/                                 21,451                 751,180
 Terumo /2/                                         25,134                 744,922
                                                                         2,374,373
MEDICAL-BIOMEDICAL/GENE (0.15%)
 Cambridge Antibody Technology
  Group /2/ /3/                                     35,781                 383,217
MEDICAL-DRUGS (5.33%)
 Astellas Pharma /2/                                19,454                 703,979
 AstraZeneca /2/                                    49,564               2,173,886
 CSL /2/                                            15,707                 388,947
 Dong-A Pharmaceutical /2/                           4,770                 151,302
 Fujirebio /2/                                       3,901                  63,878
 GlaxoSmithKline /2/                                39,421                 996,995
 Hisamitsu Pharmaceutical /1/ /2/                    2,728                  72,822
 Merck /1/ /2/                                      11,942                 912,298
 Novartis /1/ /2/                                   38,322               1,872,764
 Ono Pharmaceutical /2/                             17,957                 911,883
 Roche Holding /1/ /2/                              20,170               2,450,140
 Rohto Pharmaceutical /2/                           31,557                 398,879
 Sanofi-Aventis /1/ /2/                              7,966                 707,690
 Santen Pharmaceutical /2/                          26,695                 595,403
 Schering /1/ /2/                                   14,242                 940,661
                                                                        13,341,527
MEDICAL-HOSPITALS (0.27%)
 Capio /2/ /3/                                      43,565                 675,607
MEDICAL-NURSING HOMES (0.04%)
 Extendicare /3/                                     7,071                  94,547
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.54%)
 Alliance Unichem /2/                               75,503               1,155,777
 Celesio /1/ /2/                                     2,376                 189,719
                                                                         1,345,496
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL PROCESSORS & FABRICATION (0.05%)
                                                                      $
 CFF Recycling /2/                                   2,017                  62,711
 Tocalo /2/                                          2,482                  53,663
                                                                           116,374
METAL-DIVERSIFIED (0.58%)
 Rio Tinto /2/                                      47,924               1,449,240
MISCELLANEOUS INVESTING (0.40%)
 Nippon Building Fund /1/                               44                 394,191
 Rodamco Europe /1/ /2/                              7,971                 603,209
                                                                           997,400
MISCELLANEOUS MANUFACTURERS (0.06%)
 Amano /1/ /2/                                       9,902                 108,495
 Balda /1/ /2/                                       5,016                  49,195
                                                                           157,690
MONEY CENTER BANKS (4.95%)
 Banco Bilbao Vizcaya Argentaria
  /2/                                              172,501               2,680,244
 BNP Paribas /2/                                    28,664               1,897,627
 HBOS /2/                                          143,823               2,135,251
 HSBC Holdings /2/                                  38,300                 613,163
 Mizuho Financial Group                                474               2,223,938
 UBS /1/ /2/                                        35,214               2,827,163
                                                                        12,377,386
MORTGAGE BANKS (0.94%)
 Home Capital Group /3/                              4,954                 138,007
 Hypo Real Estate Holding /2/ /3/                   53,536               2,225,702
                                                                         2,363,709
MULTI-LINE INSURANCE (2.49%)
 Allianz /1/ /2/                                    11,530               1,394,591
 AXA /2/                                            60,656               1,519,862
 Baloise Holding /1/ /2/                             2,810                 144,472
 Codan /2/                                           2,397                 115,172
 Fondiaria-Sai /2/                                  30,158                 776,529
 Storebrand /1/ /2/                                148,214               1,112,648
 Zurich Financial Services /2/                       6,841               1,161,753
                                                                         6,225,027
MULTIMEDIA (0.10%)
 APN News & Media /2/                               22,021                  82,678
 Impresa /2/ /3/                                     8,715                  61,956
 Promotora de Informaciones /2/                      5,386                 103,053
                                                                           247,687
NON-FERROUS METALS (0.04%)
 Grupo Mexico /3/                                   19,592                  91,573
 International Nickel Indonesia
  /2/                                                7,079                  10,364
                                                                           101,937
NON-HOTEL GAMBLING (0.42%)
 Greek Organisation of Football
  Prognostics /2/                                   32,990                 867,509
 Paddy Power                                        10,403                 182,276
                                                                         1,049,785
OFFICE AUTOMATION & EQUIPMENT (0.64%)
 Canon /2/                                          28,021               1,456,565
 Neopost /2/                                         1,683                 141,516
                                                                         1,598,081
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL & GAS DRILLING (0.36%)
                                                                      $
 AOC Holdings                                        6,815                  97,241
 Precision Drilling /3/                             11,100                 803,124
                                                                           900,365
OIL COMPANY-EXPLORATION & PRODUCTION (1.33%)
 EnCana                                             33,400               2,143,540
 Oil & Natural Gas /2/                               7,156                 133,215
 Oil Search /2/                                    398,634                 715,631
 PTT Public /2/                                     26,458                 134,321
 Tullow Oil /2/                                     62,319                 191,479
                                                                         3,318,186
OIL COMPANY-INTEGRATED (5.65%)
 BP Amoco /2/                                      323,067               3,299,995
 China Petroleum & Chemical /2/                    797,937                 313,838
 ENI /2/                                           101,546               2,561,667
 LUKOIL                                              1,839                 249,184
 MOL Magyar Olaj-es Gazipari /2/                     2,958                 244,119
 OMV /2/                                             1,585                 489,724
 PetroChina /2/                                    342,603                 204,606
 Petroleo Brasileiro                                10,302                 431,963
 Sasol /2/                                           7,714                 180,700
 Shell Transport & Trading /2/                     247,671               2,227,576
 Sibneft /3/                                         6,777                 104,366
 Total /1/ /2/                                      17,178               3,832,201
                                                                        14,139,939
OIL REFINING & MARKETING (2.07%)
 Bharat Petroleum /2/                               14,701                 116,499
 Caltex Australia /2/                               53,068                 582,258
 ERG /2/                                            31,024                 476,523
 Neste Oil Oyj /1/ /3/                              29,255                 655,633
 Polski Koncern Naftowy Orlen /2/                   13,918                 192,782
 S-Oil /2/                                           7,190                 505,077
 SK /2/                                              2,360                 132,332
 Statoil /2/                                        89,985               1,584,175
 Thai Oil Public /2/                               569,889                 933,597
                                                                         5,178,876
OIL-FIELD SERVICES (0.17%)
 Fred. Olsen Energy /2/ /3/                          4,617                  87,926
 Ocean Rig /2/ /3/                                  11,944                  68,388
 Stolt Offshore /2/ /3/                             23,498                 173,691
 TGS-NOPEC Geophysical /2/ /3/                       3,783                 102,561
                                                                           432,566
OPTICAL SUPPLIES (0.62%)
 HOYA /2/                                           14,800               1,544,277
PETROCHEMICALS (0.30%)
 Formosa Chemicals & Fibre /2/                     109,000                 221,850
 Honam Petrochemical /2/                             3,540                 159,862
 SINOPEC Shanghai Petrochemical
  /2/                                              500,060                 185,149
 Ultrapar Participacoes                              9,969                 184,327
                                                                           751,188
PROPERTY & CASUALTY INSURANCE (0.60%)
 Dongbu Insurance /2/                                8,200                  65,914
 LG Insurance /2/ /3/                                5,620                  31,979
 Millea Holdings                                        83               1,130,486
 Northbridge Financial                               3,724                  85,314
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
                                                                      $
 Promina Group /1/ /2/                              45,309                 181,753
                                                                         1,495,446
PROPERTY TRUST (0.08%)
 Commonwealth Property Office Fund
  /2/                                              194,282                 192,256
PUBLIC THOROUGHFARES (0.05%)
 Autostrada Torino /2/                               3,076                  63,064
 Shenzhen Expressway /2/                           204,000                  74,387
                                                                           137,451
PUBLISHING-BOOKS (0.04%)
 Yell Group /2/                                     12,901                  99,393
PUBLISHING-NEWSPAPERS (0.02%)
 Spir Communication /2/                                219                  44,210
PUBLISHING-PERIODICALS (0.40%)
 Eniro /1/ /2/ /3/                                  87,901               1,001,434
QUARRYING (0.06%)
 Eramet /2/                                          1,518                 142,990
RACETRACKS (0.02%)
 Snai /2/ /3/                                        4,100                  51,304
REAL ESTATE MANAGEMENT & SERVICES (0.44%)
 AEON Mall /2/                                          36                   1,360
 Beni Stabili /2/                                  391,024                 399,452
 Castellum /2/                                       2,408                  89,223
 Corio /1/ /2/                                       4,876                 261,856
 Creed                                                  49                 127,663
 Midland Realty Holdings /1/ /2/                   333,499                 210,401
                                                                         1,089,955
REAL ESTATE OPERATOR & DEVELOPER (1.97%)
 Capital & Regional /2/                              7,200                  96,515
 China Overseas Land & Investment
  /2/                                              828,299                 171,419
 Fadesa Inmobiliaria /2/ /3/                        11,918                 270,910
 Great Eagle Holdings /2/                          218,000                 492,709
 Hammerson /2/                                      49,099                 798,921
 Inmobiliaria Colonial /2/                           5,824                 302,041
 Inmobiliaria Urbis /1/ /2/                          8,662                 132,757
 IRSA Inversiones y
  Representaciones /3/                               7,306                  82,266
 JOINT /1/ /2/                                       2,275                  58,612
 Kerry Properties /2/                               56,131                 122,831
 Land Securities Group /2/                          55,179               1,403,061
 Mitsui Fudosan /2/                                 90,230               1,006,327
                                                                         4,938,369
RENTAL-AUTO & EQUIPMENT (0.04%)
 Northgate /2/                                       6,764                 106,098
RETAIL-APPAREL & SHOE (0.34%)
 Aoki International /1/ /2/                          3,756                  48,027
 Cortefiel /2/                                      29,081                 534,484
 Edgars Consolidated Stores /2/                      4,348                 180,163
 POINT /1/ /2/                                       2,203                  84,225
                                                                           846,899
RETAIL-AUTOMOBILE (0.15%)
 Astra International /2/                           212,986                 235,683
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-AUTOMOBILE (CONTINUED)
                                                                      $
 Daewoo Motor Sales /2/                             14,480                 147,980
                                                                           383,663
RETAIL-BUILDING PRODUCTS (0.10%)
 Grafton Group /2/                                  21,461                 241,332
RETAIL-CONSUMER ELECTRONICS (0.33%)
 Carphone Warehouse /2/                             69,143                 196,233
 Grupo Elektra                                       2,980                  86,510
 Yamada Denki /1/ /2/                               11,500                 549,231
                                                                           831,974
RETAIL-CONVENIENCE STORE (0.33%)
 Alimentation Couche Tard /3/                       61,000                 816,606
RETAIL-DISCOUNT (0.04%)
 Siam Makro /2/                                     70,620                  98,590
RETAIL-DRUG STORE (0.06%)
 Sundrug /2/                                         2,200                  82,941
 Tsuruha /2/                                         1,887                  62,499
                                                                           145,440
RETAIL-HOME FURNISHINGS (0.11%)
 JD Group /2/                                       27,892                 287,277
RETAIL-HYPERMARKETS (0.02%)
 Organizacion Soriana                               10,437                  38,392
RETAIL-MAJOR DEPARTMENT STORE (0.13%)
 David Jones /1/ /2/                                56,092                  77,037
 Hyundai Department Store /2/                        5,600                 246,712
                                                                           323,749
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.40%)
 Foschini /2/                                       25,089                 147,599
 LG Home Shopping /2/                                1,035                  82,682
 Massmart Holdings /2/                              17,938                 129,729
 Ryohin Keikaku /2/                                 12,956                 652,038
                                                                         1,012,048
RETAIL-OFFICE SUPPLIES (0.01%)
 Bechtle /2/                                           981                  21,530
RETAIL-PUBS (0.61%)
 Punch Taverns /2/                                 125,629               1,525,913
RETAIL-VIDEO RENTAL (0.03%)
 GEO                                                    24                  67,589
RUBBER & PLASTIC PRODUCTS (0.01%)
 Semperit  Holding /2/                               1,040                  30,447
RUBBER-TIRES (1.03%)
 Continental /2/                                    34,753               2,574,524
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.24%)
 Novatek Microelectronics /2/                       76,000                 339,021
 Taiwan Semiconductor
  Manufacturing /2/                                156,000                 259,418
                                                                           598,439
SOAP & CLEANING PREPARATION (0.35%)
 Reckitt Benckiser /2/                              27,292                 887,577
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SOAP & CLEANING PRODUCTS (0.04%)
                                                                      $
 McBride /2/                                        32,470                  91,861
SPECIAL PURPOSE BANKS (0.33%)
 DEPFA Bank /2/                                     50,312                 776,967
 IKB Deutsche Industriebank /2/                      1,655                  44,390
                                                                           821,357
STEEL PIPE & TUBE (0.02%)
 Vallourec /2/                                         286                  60,358
STEEL PRODUCERS (1.73%)
 China Steel /2/                                   108,265                 111,352
 Corus Group /2/ /3/                               251,462                 207,990
 Dongkuk Steel Mill /2/                              4,460                  63,963
 Gerdau AmeriSteel /3/                              16,700                  83,171
 INI Steel /2/                                       7,940                 125,553
 IPSCO                                               5,363                 256,409
 JFE Holdings /1/ /2/                               60,700               1,683,217
 Nippon Steel /1/ /2/                              398,426               1,008,806
 POSCO                                               8,224                 374,439
 Russel Metals /3/                                  10,750                 124,208
 Tata Iron & Steel /2/                              23,759                 185,872
 Tenaris                                             2,000                 114,300
                                                                         4,339,280
TEA (0.04%)
 Tata Tea /2/                                        8,848                 103,867
TELECOMMUNICATION EQUIPMENT (0.04%)
 Option /1/ /2/ /3/                                  2,946                  89,264
TELECOMMUNICATION SERVICES (1.44%)
 AFK Sistema /3/                                    12,634                 197,090
 KT Freetel /2/                                     11,173                 257,767
 Orascom Telecom Holding /3/                         4,621                 187,333
 StarHub /2/ /3/                                 1,214,921                 983,622
 Telenor /2/                                       152,484               1,276,535
 TeliaSonera /1/ /2/                               134,525                 710,384
                                                                         3,612,731
TELEPHONE-INTEGRATED (0.75%)
 Hellenic Telecommunications
  Organization /2/                                  72,963               1,367,672
 Telefonos de Mexico                                 7,376                 250,047
 Telkom South Africa /2/                            14,998                 262,004
                                                                         1,879,723
TELEVISION (1.34%)
 Antena 3 de Television /2/                          7,204                 141,663
 CanWest Global Communications /3/                  15,086                 165,171
 Mediaset /2/                                      142,048               1,850,587
 Modern Times Group /2/ /3/                         38,532               1,193,626
                                                                         3,351,047
TOBACCO (2.21%)
 British American Tobacco /2/                       80,041               1,502,410
 Imperial Tobacco Group /2/                         71,233               2,043,631
 Japan Tobacco                                         154               1,982,037
                                                                         5,528,078
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOOLS-HAND HELD (0.06%)
                                                                      $
 Makita /1/ /2/                                      8,032                 151,617
TRANSPORT-MARINE (1.14%)
 China Shipping Development /2/                    127,699                 112,342
 Dampskibsselskabet Torm /1/ /2/                     3,078                 155,059
 Great Eastern Shipping /2/                         31,439                 117,381
 Kawasaki Kisen Kaisha /2/                          24,197                 157,482
 Mitsui O.S.K. Lines /2/                           131,542                 828,014
 Nippon Yusen Kabushiki Kaisha /1/
  /2/                                              133,366                 791,027
 Orient Overseas International /2/                  73,271                 354,405
 Precious Shipping /2/                             117,479                 153,324
 Wan Hai Lines /2/                                 131,000                 137,324
 Wilhelmsen /2/                                      1,771                  42,498
                                                                         2,848,856
TRANSPORT-RAIL (0.51%)
 Canadian National Railway                          22,000               1,266,584
TRANSPORT-SERVICES (0.51%)
 Arriva /2/                                         12,432                 119,979
 Exel /2/                                           60,577                 957,387
 Toll Holdings /1/ /2/                              19,491                 193,700
                                                                         1,271,066
TRAVEL SERVICES (0.03%)
 H.I.S. /2/                                          3,685                  84,379
WATER (0.27%)
 Cia de Saneamento Basico do
  Estado de Sao Paulo /3/                          731,258                  37,839
 Kelda Group /2/                                    30,050                 363,592
 Pennon Group /2/                                   14,990                 281,520
                                                                           682,951
WEB PORTALS (0.01%)
 Dacom /3/                                           2,760                  20,483
WIRE & CABLE PRODUCTS (0.05%)
 LG Cable /2/                                        6,250                 137,310
WIRELESS EQUIPMENT (1.07%)
 Gemtek Technology /2/                             107,000                 209,973
 Gemtek Technology-Rights /2/ /3/                   11,913                       -
 Nokia /1/                                         154,600               2,472,834
                                                                         2,682,807
                                      TOTAL COMMON STOCKS              245,148,546

                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.66%)
COMMERCIAL BANKS (0.20%)
 Banco Itau Holding Financeira                       2,985                 509,774
DIVERSIFIED MINERALS (0.15%)
 Caemi Mineracao e Metalurgica                     495,082                 379,888
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (0.04%)
                                                                      $
 Cia Energetica de Minas Gerais                  3,553,675                  99,144
OIL REFINING & MARKETING (0.07%)
 Cia Brasileira de Petroleo
  Ipiranga                                          16,131                 170,051
PETROCHEMICALS (0.01%)
 Ultrapar Participacoes                          1,903,795                  34,386
STEEL PRODUCERS (0.15%)
 Cia Siderurgica de Tubarao                      3,561,613                 175,887
 Usinas Siderurgicas de Minas
  Gerais                                             9,627                 192,404
                                                                           368,291
TEXTILE-PRODUCTS (0.04%)
 Cia de Tecidos do Norte de Minas
  - Coteminas                                    1,015,744                  85,535
                                   TOTAL PREFERRED STOCKS                1,647,069

                                                   Principal
                                                     Amount              Value

-----------------------------------------------------------------------------------
COMMERCIAL PAPER (0.34%)
ASSET BACKED SECURITIES (0.34%)
 CAFCO
                                               $                      $
  2.94%; 05/02/05                                  850,000                 849,860
                                   TOTAL COMMERCIAL PAPER                  849,860



                                                    Maturity
                                                     Amount              Value
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (17.77%)
 Merrill Lynch; 3.00%; dated
  04/29/05 maturing 05/02/05
  (collateralized by U.S.
  Government Agency Securities;
  $45,485,022; 11/01/05 -
  04/01/35) /4/                                $44,473,431            $ 44,462,316
                              TOTAL REPURCHASE AGREEMENTS               44,462,316
                                                                      ------------

                    TOTAL PORTFOLIO INVESTMENTS (116.73%)              292,107,791
LIABILITIES, NET OF
 CASH, RECEIVABLES
 AND OTHER ASSETS
 (-16.73%)                                                             (41,874,764)
                               TOTAL NET ASSETS (100.00%)             $250,233,027
                                                                      ---------------

/1 /Security or a portion of the security was on loan at the end of the period. /2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $214,138,500 or 85.58% of net assets.
/3 /Non-income producing security.
/4 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 29,061,484
Unrealized Depreciation                        (5,566,111)
                                             ------------
Net Unrealized Appreciation (Depreciation)     23,495,373
Cost for federal income tax purposes         $268,612,127



           INVESTMENTS BY COUNTRY (UNAUDITED)
 Country                     Value             Percentage of
                                                Total Value
----------------------------------------------------------------
                          $
 Argentina                     196,566              0.07%
 Australia                   6,843,635              2.34
 Austria                     1,856,149              0.64
 Belgium                     3,013,141              1.03
 Bermuda                       235,948              0.08
 Brazil                      2,541,253              0.87
 Canada                     11,507,936              3.94
 Cayman Islands                106,156              0.04
 China                         890,322              0.30
 Colombia                      203,634              0.07
 Denmark                       744,800              0.25
 Egypt                         318,636              0.11
 Finland                     5,958,158              2.04
 France                     15,402,424              5.27
 Germany                    16,604,988              5.68
 Greece                      5,609,394              1.92
 Hong Kong                   4,392,509              1.50
 Hungary                       426,417              0.15
 India                       1,507,874              0.52
 Indonesia                     369,243              0.13
 Ireland                     4,338,066              1.48
 Israel                        917,743              0.31
 Italy                       9,261,198              3.17
 Japan                      46,220,368             15.82
 Korea                       5,489,262              1.88
 Luxembourg                    173,691              0.06
 Malaysia                      745,131              0.25
 Mexico                      1,040,377              0.36
 Netherlands                 2,766,695              0.95
 Norway                      7,587,511              2.60
 Panama                        119,007              0.04
 Peru                          142,964              0.05
 Philippines                   126,172              0.04
 Poland                        192,782              0.07
 Portugal                       61,956              0.02
 Russia                        839,078              0.29
 Singapore                   1,066,904              0.37
 South Africa                2,292,626              0.78
 Spain                       6,064,973              2.08
 Sweden                      7,539,464              2.58
 Switzerland                15,387,035              5.27
 Taiwan                      3,763,313              1.29
 Thailand                    1,552,128              0.53
 United Kingdom             50,377,988             17.25
 United States              45,312,176             15.51
             TOTAL        $292,107,791            100.00%
                          --------------          ---------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.

                           APRIL 30, 2005 (UNAUDITED)

                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (97.60%)
ADVERTISING SALES (0.97%)
 Telefonica Publicidad e                                              $
  Informacion /1/ /2/                               76,148                 700,485
ADVERTISING SERVICES (1.09%)
 Aegis Group /2/                                   427,228                 787,638
AGRICULTURAL OPERATIONS (0.41%)
 Chaoda Modern Agriculture /2/                     741,078                 294,919
AIRPORT DEVELOPMENT & MAINTENANCE (0.66%)
 Kobenhavns Lufthavne /1/ /2/                        2,124                 476,142
APPLICATIONS SOFTWARE (0.70%)
 Sage Group /2/                                    135,364                 508,588
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.25%)
 Exedy /1/ /2/                                      13,255                 221,740
 Keihin /1/ /2/                                     28,698                 479,317
 Showa /2/                                          15,814                 202,298
                                                                           903,355
BEVERAGES-WINE & SPIRITS (0.49%)
 Davide Campari - Milano /2/                         3,124                 222,296
 Mercian /2/                                        48,328                 136,175
                                                                           358,471
BREWERY (0.96%)
 Bryggerigruppen /2/                                 2,642                 204,162
 Wolverhampton & Dudley Breweries
  /2/                                               25,321                 491,483
                                                                           695,645
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.89%)
 Kingspan Group /2/                                 57,469                 646,158
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.33%)
 Abengoa /2/                                        15,618                 167,793
 Eiffage /2/                                         3,193                 375,493
 JM /1/ /2/                                          7,044                 235,936
 JM-Rights /2/ /3/                                   7,044                   5,729
 Morgan Sindall /2/                                 13,096                 179,982
                                                                           964,933
BUILDING PRODUCTS-CEMENT & AGGREGATE (2.59%)
 Adelaide Brighton /1/ /2/                         436,116                 546,936
 BPB /2/                                            72,724                 633,645
 Cementir /2/                                       44,013                 240,718
 Heracles General Cement /2/                         8,266                  98,658
 Italcementi /2/                                    22,190                 361,536
                                                                         1,881,493
BUILDING-HEAVY CONSTRUCTION (2.23%)
 Astaldi /2/                                        21,884                 129,576
 Daelim Industrial /2/                              10,992                 549,596
 Vinci /2/                                           6,214                 936,919
                                                                         1,616,091
BUILDING-RESIDENTIAL & COMMERCIAL (1.36%)
 Kaufman & Broad /2/                                 2,341                 130,185
 Persimmon /2/                                      66,274                 859,067
                                                                           989,252
CASINO SERVICES (0.94%)
 Aristocrat Leisure /1/ /2/                         89,192                 679,520
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CELLULAR TELECOMMUNICATIONS (0.73%)
                                                                      $
 Mobistar /2/ /3/                                    6,204                 530,308
CHEMICALS-DIVERSIFIED (3.02%)
 DSM /2/                                            10,416                 699,954
 K+S /2/                                            12,341                 627,476
 Mitsubishi Gas Chemical /2/                        91,509                 446,374
 Tosoh /2/                                          88,352                 414,614
                                                                         2,188,418
CHEMICALS-SPECIALTY (1.85%)
 Auriga Industries /2/                               6,600                 141,717
 Daicel Chemical Industries /2/                     77,793                 417,452
 Methanex                                           46,493                 781,706
                                                                         1,340,875
CIRCUIT BOARDS (0.93%)
 IBIDEN /1/ /2/                                     31,671                 674,400
COMMERCIAL BANKS (4.92%)
 Amagerbanken /2/                                    1,345                 207,928
 Banco de Sabadell /1/ /2/                          21,838                 546,867
 Bank of Kyoto /1/ /2/                              48,444                 408,510
 Bank of Piraeus /2/                                31,564                 536,981
 FinecoGroup /2/ /3/                                85,669                 708,437
 Keiyo Bank /2/                                     38,052                 191,819
 Sapporo Hokuyo Holdings                                51                 376,242
 Shiga Bank /1/ /2/                                 23,790                 152,143
 Suruga Bank /2/                                    50,050                 436,025
                                                                         3,564,952
COMMERCIAL SERVICES (1.16%)
 Intertek Group /2/                                 29,557                 428,845
 TIS /2/                                            11,340                 410,139
                                                                           838,984
COMMUNICATIONS SOFTWARE (0.22%)
 Telelogic /2/ /3/                                  80,351                 159,739
COMPUTER SERVICES (0.60%)
 ALTEN /2/ /3/                                       7,055                 164,448
 Computershare /2/                                  36,097                 143,094
 EDB Business Partner /2/ /3/                       16,889                 125,425
                                                                           432,967
COMPUTERS-PERIPHERAL EQUIPMENT (0.79%)
 Logitech International /2/ /3/                      9,950                 572,771
CONSULTING SERVICES (0.53%)
 Jaakko Poyry Group /2/                              3,971                 122,346
 Savills /2/                                        21,380                 260,271
                                                                           382,617
CONTAINERS-METAL & GLASS (0.31%)
 Singamas Container Holdings /2/                   246,137                 228,132
COSMETICS & TOILETRIES (0.32%)
 Body Shop International /2/                        61,478                 232,493
DISTRIBUTION-WHOLESALE (1.25%)
 Inchcape /2/                                       17,788                 604,600
 Telewave                                               38                 174,102
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (CONTINUED)
                                                                      $
 Univar /2/                                          4,120                 130,185
                                                                           908,887
DIVERSIFIED FINANCIAL SERVICES (0.45%)
 Acta Holding /2/ /3/                              143,873                 259,723
 JCG Holdings /2/                                   77,666                  69,893
                                                                           329,616
DIVERSIFIED MANUFACTURING OPERATIONS (0.95%)
 Charter /2/ /3/                                    78,658                 378,892
 NKT Holding /2/                                     8,736                 308,440
                                                                           687,332
ELECTRIC PRODUCTS-MISCELLANEOUS (0.37%)
 Ultra Electronics Holdings /2/                     18,931                 271,358
ELECTRIC-INTEGRATED (0.38%)
 ASM Brescia /1/ /2/                                83,693                 275,222
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.66%)
 Funkwerk /2/                                        2,680                 108,656
 Jurong Technologies Industrial
  /2/                                              231,973                 235,319
 Shibaura Mechatronics /1/ /2/                      15,585                 137,822
                                                                           481,797
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.15%)
 Thine Electronics                                      28                 110,909
ELECTRONIC MEASUREMENT INSTRUMENTS (1.41%)
 Leica Geosystems /2/ /3/                            1,118                 322,238
 Techem /2/ /3/                                      8,526                 352,637
 Tokyo Seimitsu /2/                                 10,197                 346,331
                                                                         1,021,206
ENERGY-ALTERNATE SOURCES (0.73%)
 SolarWorld /1/ /2/                                  3,803                 529,520
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.48%)
 COMSYS Holdings /1/ /2/                            40,603                 348,190
FINANCE-CONSUMER LOANS (0.06%)
 Nissin /1/ /2/                                     20,837                  46,913
FINANCE-CREDIT CARD (0.46%)
 OMC Card /2/                                       26,180                 331,220
FINANCE-INVESTMENT BANKER & BROKER (0.24%)
 Ichiyoshi Securities /2/                           18,848                 174,154
FINANCE-LEASING COMPANY (0.83%)
 Ricoh Leasing /2/                                   8,716                 214,297
 Sumisho Lease /2/                                  10,737                 387,131
                                                                           601,428
FINANCE-OTHER SERVICES (1.14%)
 Aktiv Kapital /1/ /2/                               8,267                 123,685
 Intrum Justitia /1/ /2/ /3/                        19,888                 143,916
 Intrum Justitia-Rights /2/ /3/                     19,888                   7,547
 SFE /1/ /2/                                        56,300                 401,896
 TSX Group                                           3,032                 149,794
                                                                           826,838
FINANCIAL GUARANTEE INSURANCE (0.69%)
 Euler Hermes /1/ /2/                                6,280                 501,805
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FISHERIES (0.95%)
                                                                      $
 Toyo Suisan Kaisha /1/ /2/                         43,819                 688,475
FOOD-CONFECTIONERY (0.26%)
 Lindt & Spruengli /2/                                  12                 189,815
FOOD-FLOUR & GRAIN (0.35%)
 Nisshin Seifun Group /2/                           24,114                 250,575
FOOD-MEAT PRODUCTS (0.18%)
 Yonekyu /2/                                        11,655                 133,037
FOOD-RETAIL (1.00%)
 Colruyt /2/                                         4,801                 727,338
FOOD-WHOLESALE & DISTRIBUTION (0.44%)
 Fyffes                                            112,871                 317,786
FORESTRY (0.33%)
 Great Southern Plantations /2/                     85,581                 240,705
GOLD MINING (0.24%)
 NovaGold Resources /3/                             22,129                 171,220
HOME FURNISHINGS (0.09%)
 Nobia /1/ /2/                                       4,176                  67,041
HUMAN RESOURCES (1.39%)
 Capita Group /2/                                   69,718                 503,889
 Ranstad Holdings /2/                               12,370                 503,972
                                                                         1,007,861
IMPORT & EXPORT (0.51%)
 Kanematsu /2/ /3/                                 247,892                 368,053
INDUSTRIAL AUTOMATION & ROBOTS (0.58%)
 CKD /1/ /2/                                        62,490                 419,910
INSTRUMENTS-SCIENTIFIC (0.57%)
 As One /2/                                          4,048                  87,459
 HORIBA /2/                                         17,735                 328,418
                                                                           415,877
INVESTMENT COMPANIES (0.55%)
 Macquarie Airports Management /1/
  /2/                                              151,008                 395,986
LEISURE & RECREATION PRODUCTS (0.15%)
 Trigano /2/                                         1,281                 109,326
LIFE & HEALTH INSURANCE (1.12%)
 Friends Provident /2/                             178,580                 550,910
 Industrial-Alliance Life
  Insurance /3/                                      5,797                 263,301
                                                                           814,211
LOTTERY SERVICES (0.40%)
 Intralot-Integrated Lottery
  Systems & Services /2/                             9,774                 291,241
MACHINERY-GENERAL INDUSTRY (2.05%)
 Andritz /1/ /2/                                     3,917                 329,157
 MAN /2/                                            14,082                 595,349
 Sumitomo Heavy Industries /2/                     138,774                 560,443
                                                                         1,484,949
MEDICAL INSTRUMENTS (0.93%)
 Elekta /2/ /3/                                     12,337                 433,633
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (CONTINUED)
                                                                      $
 Topcon /1/ /2/                                     13,803                 242,632
                                                                           676,265
MEDICAL PRODUCTS (1.36%)
 Gambro /1/ /2/                                     29,632                 401,337
 Nobel Biocare Holding /2/                           2,708                 582,149
                                                                           983,486
MEDICAL-BIOMEDICAL/GENE (0.17%)
 Cambridge Antibody Technology
  Group /2/ /3/                                     11,718                 125,501
MEDICAL-DRUGS (1.35%)
 Fujirebio /2/                                      11,168                 182,873
 Hisamitsu Pharmaceutical /1/ /2/                    7,237                 193,188
 Rohto Pharmaceutical /2/                           12,419                 156,976
 Santen Pharmaceutical /2/                          20,018                 446,479
                                                                           979,516
MEDICAL-HOSPITALS (0.48%)
 Capio /2/ /3/                                      22,698                 352,001
MEDICAL-NURSING HOMES (0.37%)
 Extendicare /3/                                    20,001                 267,434
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.72%)
 Celesio /1/ /2/                                     6,550                 523,005
METAL PROCESSORS & FABRICATION (0.45%)
 CFF Recycling /2/                                   5,669                 176,257
 Tocalo /2/                                          6,992                 151,171
                                                                           327,428
MISCELLANEOUS MANUFACTURERS (0.62%)
 Amano /1/ /2/                                      28,638                 313,783
 Balda /1/ /2/                                      13,739                 134,747
                                                                           448,530
MORTGAGE BANKS (1.72%)
 Home Capital Group /3/                             13,997                 389,924
 Hypo Real Estate Holding /2/ /3/                   20,584                 855,758
                                                                         1,245,682
MULTI-LINE INSURANCE (1.00%)
 Baloise Holding /1/ /2/                             7,740                 397,942
 Codan /2/                                           6,808                 327,113
                                                                           725,055
MULTIMEDIA (0.96%)
 APN News & Media /1/ /2/                           61,913                 232,451
 Impresa /2/ /3/                                    23,956                 170,308
 Promotora de Informaciones /2/                     15,252                 291,824
                                                                           694,583
NON-HOTEL GAMBLING (0.70%)
 Paddy Power                                        28,794                 504,512
OFFICE AUTOMATION & EQUIPMENT (0.53%)
 Neopost /2/                                         4,554                 382,924
OIL & GAS DRILLING (0.38%)
 AOC Holdings                                       19,157                 273,345
OIL COMPANY-EXPLORATION & PRODUCTION (0.75%)
 Tullow Oil /2/                                    176,524                 542,379
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (1.65%)
                                                                      $
 Fred. Olsen Energy /2/ /3/                         12,975                 247,096
 Ocean Rig /2/ /3/                                  30,659                 175,545
 Stolt Offshore /2/ /3/                             66,038                 488,136
 TGS-NOPEC Geophysical /2/ /3/                      10,538                 285,696
                                                                         1,196,473
PROPERTY & CASUALTY INSURANCE (1.30%)
 Dongbu Insurance /2/                               23,680                 190,347
 Northbridge Financial                              10,569                 242,128
 Promina Group /2/                                 127,385                 510,993
                                                                           943,468
PROPERTY TRUST (0.73%)
 Commonwealth Property Office Fund
  /2/                                              536,981                 531,381
PUBLIC THOROUGHFARES (0.24%)
 Autostrada Torino /2/                               8,473                 173,713
PUBLISHING-BOOKS (0.39%)
 Yell Group /2/                                     36,536                 281,484
PUBLISHING-NEWSPAPERS (0.16%)
 Spir Communication /2/                                592                 119,509
QUARRYING (0.54%)
 Eramet /2/                                          4,156                 391,481
RACETRACKS (0.21%)
 Snai /1/ /2/ /3/                                   11,942                 149,433
REAL ESTATE MANAGEMENT & SERVICES (2.76%)
 AEON Mall /2/                                           5                     189
 Castellum /2/                                       6,788                 251,515
 Corio /1/ /2/                                      13,745                 738,148
 Creed /1/                                             139                 362,145
 Midland Realty Holdings /2/                       919,848                 580,321
 Pierre & Vacances /2/                                 672                  67,283
                                                                         1,999,601
REAL ESTATE OPERATOR & DEVELOPER (4.21%)
 Capital & Regional /2/                             20,244                 271,370
 Fadesa Inmobiliaria /2/ /3/                        32,927                 748,469
 Hammerson /2/                                      20,996                 341,639
 Inmobiliaria Colonial /2/                          16,403                 850,684
 Inmobiliaria Urbis /2/                             23,487                 359,971
 JOINT /1/ /2/                                       5,427                 139,818
 Kerry Properties /2/                              155,324                 339,895
                                                                         3,051,846
RENTAL-AUTO & EQUIPMENT (0.40%)
 Northgate /2/                                      18,684                 293,071
RETAIL-APPAREL & SHOE (0.53%)
 Aoki International /1/ /2/                         10,880                 139,120
 POINT /1/ /2/                                       6,360                 243,156
                                                                           382,276
RETAIL-BUILDING PRODUCTS (0.93%)
 Grafton Group /2/                                  60,096                 675,789
RETAIL-CONSUMER ELECTRONICS (0.74%)
 Carphone Warehouse /2/                            189,207                 536,984
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DRUG STORE (0.56%)
                                                                      $
 Sundrug /2/                                         6,351                 239,436
 Tsuruha /2/                                         5,152                 170,639
                                                                           410,075
RETAIL-MAJOR DEPARTMENT STORE (0.30%)
 David Jones /1/ /2/                               157,703                 216,589
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.83%)
 Ryohin Keikaku /2/                                 12,038                 605,838
RETAIL-OFFICE SUPPLIES (0.08%)
 Bechtle /2/                                         2,683                  58,885
RETAIL-PUBS (1.14%)
 Punch Taverns /2/                                  68,242                 828,880
RETAIL-VIDEO RENTAL (0.26%)
 GEO                                                    67                 188,685
RUBBER & PLASTIC PRODUCTS (0.12%)
 Semperit  Holding /2/                               2,954                  86,482
RUBBER-TIRES (1.30%)
 Continental /2/                                    12,687                 939,861
SOAP & CLEANING PRODUCTS (0.33%)
 McBride /2/                                        85,175                 240,970
SPECIAL PURPOSE BANKS (0.17%)
 IKB Deutsche Industriebank /2/                      4,539                 121,745
STEEL PIPE & TUBE (0.23%)
 Vallourec /2/                                         790                 166,722
STEEL PRODUCERS (3.38%)
 Corus Group /2/ /3/                               715,053                 591,437
 Dongkuk Steel Mill /2/                             12,488                 179,096
 Gerdau AmeriSteel /3/                              47,149                 234,815
 INI Steel /2/                                      22,120                 349,778
 IPSCO                                              15,597                 745,703
 Russel Metals /3/                                  30,331                 350,452
                                                                         2,451,281
TELECOMMUNICATION EQUIPMENT (0.35%)
 Option /1/ /2/ /3/                                  8,284                 251,006
TELEVISION (1.96%)
 Antena 3 de Television /1/ /2/                     19,752                 388,415
 CanWest Global Communications /3/                  42,973                 470,496
 Modern Times Group /2/ /3/                         18,087                 560,290
                                                                         1,419,201
TOOLS-HAND HELD (0.59%)
 Makita /1/ /2/                                     22,582                 426,273
TRANSPORT-MARINE (2.01%)
 Dampskibsselskabet Torm /1/ /2/                     8,650                 435,757
 Kawasaki Kisen Kaisha /2/                          69,326                 451,197
 Orient Overseas International /2/                  92,968                 449,675
 Wilhelmsen /2/                                      4,920                 118,062
                                                                         1,454,691
TRANSPORT-SERVICES (1.21%)
 Arriva /2/                                         34,350                 331,505
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-SERVICES (CONTINUED)
                                                                      $
 Toll Holdings /1/ /2/                              54,933                 545,920
                                                                           877,425
TRAVEL SERVICES (0.34%)
 H.I.S. /2/                                         10,646                 243,772
WATER (2.50%)
 Kelda Group /2/                                    84,025               1,016,667
 Pennon Group /2/                                   42,215                 792,820
                                                                         1,809,487
                                      TOTAL COMMON STOCKS               70,765,170

                                                  Principal
                                                   Amount                   Value
------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.79%)
ASSET BACKED SECURITIES (1.79%)
 CAFCO
                                               $                      $
  2.94%; 05/02/05                                1,295,000               1,294,788
                                   TOTAL COMMERCIAL PAPER                1,294,788


                                                  Maturity
                                                   Amount                 Value
 ------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (15.93%)
  Merrill Lynch; 3.00%; dated
  04/29/05 maturing 05/02/05
  (collateralized by U.S.
  Government Agency Securities;
  $11,819,115; 11/01/05 -
  04/01/35) /4/                                $11,556,257            $ 11,553,368
                              TOTAL REPURCHASE AGREEMENTS               11,553,368
                                                                      ------------

                    TOTAL PORTFOLIO INVESTMENTS (115.32%)               83,613,326
LIABILITIES, NET OF
 CASH, RECEIVABLES
 AND OTHER ASSETS
 (-15.32%)                                                             (11,109,015)
                               TOTAL NET ASSETS (100.00%)             $ 72,504,311
                                                                      ---------------

/1 /Security or a portion of the security was on loan at the end of the period. /2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $64,390,471 or 88.81% of net assets.
/3 /Non-income producing security.
/4 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $13,058,306
Unrealized Depreciation                       (1,181,931)
                                             -----------
Net Unrealized Appreciation (Depreciation)    11,876,375
Cost for federal income tax purposes         $71,736,951


           INVESTMENTS BY COUNTRY (UNAUDITED)
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                          $
 Australia                  4,445,469              5.32%
 Austria                      415,639              0.50
 Belgium                    1,508,652              1.80
 Bermuda                      650,215              0.78
 Canada                     4,066,973              4.86
 Cayman Islands               294,919              0.35
 Denmark                    2,101,260              2.51
 Finland                      122,346              0.15
 France                     3,522,352              4.21
 Germany                    4,847,639              5.80
 Greece                       926,880              1.11
 Hong Kong                  1,017,701              1.22
 Ireland                    2,144,245              2.57
 Italy                      2,260,932              2.70
 Japan                     15,245,403             18.23
 Korea                      1,268,817              1.52
 Luxembourg                   488,136              0.58
 Netherlands                2,072,260              2.48
 Norway                     1,335,233              1.60
 Portugal                     170,307              0.20
 Singapore                    235,319              0.28
 Spain                      4,054,509              4.85
 Sweden                     2,618,683              3.13
 Switzerland                2,064,915              2.47
 United Kingdom            12,886,365             15.41
 United States             12,848,157             15.37
             TOTAL        $83,613,326            100.00%
                          -------------          ---------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                   PRINCIPAL LARGECAP STOCK INDEX FUND, INC.

                           APRIL 30, 2005 (UNAUDITED)

                                                    Shares
                                                    Held               Value
-------------------------------------------------------------------------------------
COMMON STOCKS (98.23%)
ADVERTISING AGENCIES (0.19%)
                                                                     $
 Interpublic Group /1/                              2,679                 34,452
 Omnicom Group                                      1,179                 97,739
                                                                         132,191
AEROSPACE & DEFENSE (0.87%)
 Boeing                                             5,273                313,849
 Northrop Grumman                                   2,282                125,145
 Raytheon                                           2,870                107,941
 Rockwell Collins                                   1,130                 51,844
                                                                         598,779
AEROSPACE & DEFENSE EQUIPMENT (0.94%)
 General Dynamics                                   1,267                133,098
 Goodrich                                             760                 30,628
 Lockheed Martin                                    2,543                154,996
 United Technologies                                3,244                329,980
                                                                         648,702
AGRICULTURAL OPERATIONS (0.14%)
 Monsanto                                           1,686                 98,833
AIRLINES (0.10%)
 Delta Air Lines /1/ /2/                              885                  2,912
 Southwest Airlines                                 4,667                 69,445
                                                                          72,357
APPAREL MANUFACTURERS (0.21%)
 Coach /1/                                          2,422                 64,910
 Jones Apparel Group                                  775                 23,599
 Liz Claiborne                                        687                 24,340
 VF                                                   633                 35,821
                                                                         148,670
APPLIANCES (0.04%)
 Maytag /2/                                           504                  4,884
 Whirlpool                                            423                 26,251
                                                                          31,135
APPLICATIONS SOFTWARE (2.56%)
 Citrix Systems /1/                                 1,074                 24,165
 Compuware /1/                                      2,454                 14,601
 Intuit /1/                                         1,174                 47,312
 Mercury Interactive /1/                              535                 22,112
 Microsoft                                         64,103              1,621,806
 Parametric Technology /1/                          1,713                  9,113
 Siebel Systems /1/                                 3,261                 29,349
                                                                       1,768,458
ATHLETIC FOOTWEAR (0.18%)
 Nike                                               1,455                111,758
 Reebok International                                 355                 14,417
                                                                         126,175
AUTO-CARS & LIGHT TRUCKS (0.29%)
 Ford Motor                                        11,598                105,658
 General Motors /2/                                 3,577                 95,434
                                                                         201,092
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.13%)
 Navistar International /1/                           416                 12,284
 Paccar                                             1,100                 74,690
                                                                          86,974
                                                    Shares
                                                    Held                Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.04%)
                                                                     $
 Dana                                                 951                 10,860
 Delphi Automotive Systems                          3,555                 11,732
 Visteon                                              821                  2,873
                                                                          25,465
BEVERAGES-NON-ALCOHOLIC (1.87%)
 Coca-Cola                                         14,352                623,451
 Coca-Cola Enterprises                              2,234                 45,350
 Pepsi Bottling Group                               1,252                 35,895
 Pepsico                                           10,631                591,509
                                                                       1,296,205
BEVERAGES-WINE & SPIRITS (0.05%)
 Brown-Forman                                         571                 31,691
BREWERY (0.38%)
 Anheuser-Busch                                     4,921                230,647
 Molson Coors Brewing                                 509                 31,431
                                                                         262,078
BROADCASTING SERVICES & PROGRAMMING (0.15%)
 Clear Channel Communications                       3,338                106,616
BUILDING & CONSTRUCTION PRODUCTS-
MISCELLANEOUS (0.18%)
 Masco                                              2,837                 89,337
 Vulcan Materials                                     651                 34,529
                                                                         123,866
BUILDING PRODUCTS-AIR & HEATING (0.07%)
 American Standard                                  1,141                 51,014
BUILDING-MAINTENANCE & SERVICE (0.07%)
 Ecolab                                             1,398                 45,729
BUILDING-RESIDENTIAL & COMMERCIAL (0.19%)
 Centex                                               802                 46,291
 KB Home                                              528                 30,096
 Pulte Homes                                          750                 53,588
                                                                         129,975
CABLE TV (0.65%)
 Comcast /1/                                       14,014                449,990
CASINO HOTELS (0.07%)
 Harrah's Entertainment                               721                 47,312
CASINO SERVICES (0.08%)
 International Game Technology                      2,186                 58,782
CELLULAR TELECOMMUNICATIONS (0.29%)
 Nextel Communications /1/                          7,138                199,793
CHEMICALS-DIVERSIFIED (1.02%)
 Dow Chemical                                       6,040                277,417
 E. I. Du Pont de Nemours                           6,316                297,547
 PPG Industries                                     1,097                 74,102
 Rohm & Haas                                        1,231                 53,746
                                                                         702,812
CHEMICALS-SPECIALTY (0.14%)
 Eastman Chemical                                     493                 26,622
 Engelhard                                            774                 23,708
 Great Lakes Chemical                                 326                 10,119
 Hercules /1/                                         708                  9,367
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                     $
 Sigma-Aldrich                                        436                 25,475
                                                                          95,291
CIRCUIT BOARDS (0.05%)
 Jabil Circuit /1/                                  1,162                 32,071
COATINGS & PAINT (0.05%)
 Sherwin-Williams                                     802                 35,745
COMMERCIAL BANKS (0.95%)
 AmSouth Bancorp                                    2,249                 59,194
 BB&T                                               3,474                136,215
 Compass Bancshares                                   782                 33,642
 First Horizon National                               779                 32,352
 M&T Bank                                             623                 64,449
 Marshall & Ilsley                                  1,315                 56,072
 North Fork Bancorp                                 2,981                 83,915
 Regions Financial                                  2,943                 98,561
 Synovus Financial                                  1,969                 55,191
 Zions Bancorp                                        569                 39,847
                                                                         659,438
COMMERCIAL SERVICE-FINANCE (0.32%)
 Equifax                                              855                 28,771
 H&R Block                                          1,046                 52,101
 Moody's                                              869                 71,379
 Paychex                                            2,253                 68,942
                                                                         221,193
COMMERCIAL SERVICES (0.02%)
 Convergys /1/                                        900                 11,664
COMPUTER AIDED DESIGN (0.07%)
 Autodesk                                           1,453                 46,249
COMPUTER SERVICES (0.33%)
 Affiliated Computer Services /1/                     802                 38,231
 Computer Sciences /1/                              1,211                 52,654
 Electronic Data Systems                            3,279                 63,449
 Sungard Data Systems /1/                           1,829                 61,089
 Unisys /1/                                         2,136                 13,863
                                                                         229,286
COMPUTERS (2.08%)
 Apple Computer /1/                                 5,176                186,647
 Gateway /1/                                        1,893                  6,455
 Hewlett-Packard                                   18,344                375,502
 International Business Machines                   10,343                789,998
 Sun Microsystems /1/                              21,399                 77,678
                                                                       1,436,280
COMPUTERS-INTEGRATED SYSTEMS (0.84%)
 Dell /1/                                          15,577                542,547
 NCR /1/                                            1,179                 38,907
                                                                         581,454
COMPUTERS-MEMORY DEVICES (0.38%)
 EMC /1/                                           15,238                199,923
 Network Appliance /1/                              2,319                 61,755
                                                                         261,678
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-PERIPHERAL EQUIPMENT (0.08%)
                                                                     $
 Lexmark International /1/                            802                 55,699
CONSUMER PRODUCTS-MISCELLANEOUS (0.20%)
 Clorox                                               972                 61,527
 Fortune Brands                                       917                 77,560
                                                                         139,087
CONTAINERS-METAL & GLASS (0.04%)
 Ball                                                 696                 27,492
CONTAINERS-PAPER & PLASTIC (0.09%)
 Bemis                                                677                 18,658
 Pactiv /1/                                           940                 20,153
 Sealed Air /1/                                       529                 25,625
                                                                          64,436
COSMETICS & TOILETRIES (2.47%)
 Alberto-Culver                                       537                 23,896
 Avon Products                                      2,987                119,719
 Colgate-Palmolive                                  3,329                165,751
 Gillette                                           6,280                324,299
 International Flavors &
  Fragrances                                          561                 21,262
 Kimberly-Clark                                     3,048                190,348
 Procter & Gamble                                  15,980                865,317
                                                                       1,710,592
CRUISE LINES (0.24%)
 Carnival                                           3,337                163,113
DATA PROCESSING & MANAGEMENT (0.67%)
 Automatic Data Processing                          3,694                160,467
 First Data                                         5,081                193,231
 Fiserv /1/                                         1,224                 51,775
 VERITAS Software /1/                               2,674                 55,058
                                                                         460,531
DISPOSABLE MEDICAL PRODUCTS (0.07%)
 C.R. Bard                                            663                 47,186
DISTRIBUTION-WHOLESALE (0.11%)
 Genuine Parts                                      1,107                 47,490
 W.W. Grainger                                        528                 29,193
                                                                          76,683
DIVERSIFIED MANUFACTURING OPERATIONS (5.67%)
 3M                                                 4,893                374,168
 Cooper Industries                                    586                 37,305
 Danaher                                            1,743                 88,248
 Dover                                              1,290                 46,904
 Eaton                                                968                 56,822
 General Electric /3/                              67,147              2,430,721
 Honeywell International                            5,390                192,746
 Illinois Tool Works                                1,740                145,847
 ITT Industries                                       584                 52,829
 Leggett & Platt                                    1,209                 32,595
 Textron                                              856                 64,499
 Tyco International                                12,753                399,296
                                                                       3,921,980
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.19%)
 Cendant                                            6,684                133,078
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DRUG DELIVERY SYSTEMS (0.05%)
                                                                     $
 Hospira /1/                                          988                 33,147
E-COMMERCE-SERVICES (0.38%)
 eBay /1/                                           7,667                243,274
 Monster Worldwide /1/                                764                 17,580
                                                                         260,854
ELECTRIC PRODUCTS-MISCELLANEOUS (0.28%)
 Emerson Electric                                   2,656                166,452
 Molex                                              1,062                 26,985
                                                                         193,437
ELECTRIC-GENERATION (0.10%)
 AES /1/                                            4,110                 66,089
ELECTRIC-INTEGRATED (2.98%)
 Allegheny Energy /1/ /2/                           1,027                 25,100
 Ameren                                             1,237                 63,953
 American Electric Power                            2,429                 85,549
 CenterPoint Energy                                 1,832                 21,691
 Cinergy                                            1,213                 48,035
 CMS Energy /1/                                     1,365                 17,636
 Consolidated Edison                                1,536                 66,478
 Constellation Energy Group                         1,120                 58,867
 Dominion Resources                                 2,157                162,638
 DTE Energy                                         1,102                 50,637
 Duke Energy                                        5,941                173,418
 Edison International                               2,063                 74,887
 Entergy                                            1,349                 98,882
 Exelon                                             4,212                208,494
 FirstEnergy                                        2,089                 90,913
 FPL Group                                          2,478                101,152
 NiSource                                           1,718                 39,926
 PG&E                                               2,285                 79,335
 Pinnacle West Capital                                614                 25,727
 PPL                                                1,198                 65,003
 Progress Energy                                    1,565                 65,714
 Public Service Enterprise Group                    1,510                 87,731
 Southern                                           4,706                155,063
 TECO Energy                                        1,308                 21,726
 TXU                                                1,521                130,486
 Xcel Energy                                        2,539                 43,620
                                                                       2,062,661
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.05%)
 Sanmina /1/                                        3,315                 13,293
 Solectron /1/                                      6,151                 20,298
                                                                          33,591
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.31%)
 Advanced Micro Devices /1/                         2,495                 35,504
 Altera /1/                                         2,359                 48,902
 Applied Micro Circuits /1/                         1,952                  5,212
 Broadcom /1/                                       1,842                 55,094
 Freescale Semiconductor /1/                        2,543                 47,961
 Intel                                             39,448                927,817
 LSI Logic /1/                                      2,438                 13,068
 Micron Technology /1/                              3,888                 37,752
 National Semiconductor                             2,251                 42,949
 Nvidia /1/                                         1,052                 23,081
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                     $
 PMC - Sierra /1/                                   1,139                  9,180
 QLogic /1/                                           581                 19,312
 Texas Instruments                                 10,904                272,164
 Xilinx                                             2,207                 59,457
                                                                       1,597,453
ELECTRONIC FORMS (0.13%)
 Adobe Systems                                      1,541                 91,643
ELECTRONIC MEASUREMENT INSTRUMENTS (0.10%)
 Agilent Technologies /1/                           2,737                 56,793
 Tektronix                                            566                 12,259
                                                                          69,052
ELECTRONICS-MILITARY (0.07%)
 L-3 Communications Holdings                          729                 51,737
ENGINEERING-RESEARCH & DEVELOPMENT
SERVICES (0.04%)
 Fluor                                                541                 27,894
ENGINES-INTERNAL COMBUSTION (0.03%)
 Cummins Engine                                       270                 18,360
ENTERPRISE SOFTWARE & SERVICE (0.66%)
 BMC Software /1/                                   1,403                 22,728
 Computer Associates International                  3,371                 90,680
 Novell /1/ /2/                                     2,400                 14,184
 Oracle /1/                                        28,466                329,067
                                                                         456,659
ENTERTAINMENT SOFTWARE (0.15%)
 Electronic Arts /1/                                1,951                104,164
FIDUCIARY BANKS (0.53%)
 Bank of New York                                   4,931                137,772
 Mellon Financial                                   2,684                 74,320
 Northern Trust                                     1,288                 57,999
 State Street                                       2,113                 97,684
                                                                         367,775
FILTRATION & SEPARATION PRODUCTS (0.03%)
 Pall                                                 785                 21,062
FINANCE-COMMERCIAL (0.08%)
 CIT Group                                          1,335                 53,774
FINANCE-CONSUMER LOANS (0.19%)
 SLM                                                2,723                129,724
FINANCE-CREDIT CARD (1.00%)
 American Express                                   7,431                391,614
 Capital One Financial                              1,565                110,943
 MBNA                                               8,093                159,837
 Providian Financial /1/                            1,856                 30,939
                                                                         693,333
FINANCE-INVESTMENT BANKER & BROKER (4.16%)
 Bear Stearns                                         717                 67,871
 Charles Schwab                                     7,272                 75,265
 Citigroup                                         33,103              1,554,517
 E*Trade Financial /1/                              2,348                 26,086
 Goldman Sachs Group                                2,836                302,857
 Lehman Brothers Holdings                           1,749                160,418
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                     $
 Merrill Lynch                                      5,897                318,025
 Morgan Stanley                                     7,048                370,866
                                                                       2,875,905
FINANCE-MORTGAGE LOAN/BANKER (1.06%)
 Countrywide Financial                              3,676                133,035
 Federal Home Loan Mortgage                         4,358                268,104
 Federal National Mortgage
  Association                                       6,132                330,821
                                                                         731,960
FINANCIAL GUARANTEE INSURANCE (0.19%)
 Ambac Financial Group                                688                 45,993
 MBIA                                                 891                 46,670
 MGIC Investment                                      612                 36,108
                                                                         128,771
FOOD-CONFECTIONERY (0.25%)
 Hershey                                            1,385                 88,502
 Wm. Wrigley Jr.                                    1,239                 85,652
                                                                         174,154
FOOD-FLOUR & GRAIN (0.10%)
 Archer Daniels Midland                             3,947                 71,007
FOOD-MISCELLANEOUS/DIVERSIFIED (0.84%)
 Campbell Soup                                      2,062                 61,324
 ConAgra Foods                                      3,266                 87,366
 General Mills                                      2,312                114,213
 H.J. Heinz                                         2,217                 81,696
 Kellogg                                            2,223                 99,924
 McCormick                                            860                 29,747
 Sara Lee                                           5,000                106,950
                                                                         581,220
FOOD-RETAIL (0.26%)
 Albertson's /2/                                    2,331                 46,131
 Kroger /1/                                         4,638                 73,141
 Safeway /1/                                        2,834                 60,336
                                                                         179,608
FOOD-WHOLESALE & DISTRIBUTION (0.24%)
 Supervalu                                            855                 26,984
 Sysco                                              4,035                139,611
                                                                         166,595
FORESTRY (0.06%)
 Plum Creek Timber                                  1,164                 40,205
GAS-DISTRIBUTION (0.17%)
 KeySpan                                            1,018                 38,613
 Nicor                                                279                 10,314
 Peoples Energy                                       239                  9,464
 Sempra Energy                                      1,507                 60,853
                                                                         119,244
GOLD MINING (0.15%)
 Newmont Mining                                     2,812                106,772
HEALTH CARE COST CONTAINMENT (0.10%)
 McKesson                                           1,870                 69,190
HOME DECORATION PRODUCTS (0.05%)
 Newell Rubbermaid                                  1,741                 37,832
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOTELS & MOTELS (0.30%)
                                                                     $
 Hilton Hotels                                      2,437                 53,200
 Marriott International                             1,273                 79,881
 Starwood Hotels & Resorts
  Worldwide                                         1,346                 73,141
                                                                         206,222
HUMAN RESOURCES (0.04%)
 Robert Half International                          1,019                 25,292
IDENTIFICATION SYSTEM-DEVELOPMENT (0.03%)
 Symbol Technologies                                1,537                 20,550
INDEPENDENT POWER PRODUCER (0.01%)
 Calpine /1/ /2/                                    3,384                  6,057
INDUSTRIAL AUTOMATION & ROBOTS (0.07%)
 Rockwell Automation                                1,108                 51,223
INDUSTRIAL GASES (0.26%)
 Air Products & Chemicals                           1,442                 84,689
 Praxair                                            2,044                 95,720
                                                                         180,409
INSTRUMENTS-CONTROLS (0.20%)
 Johnson Controls                                   1,211                 66,448
 Parker Hannifin                                      761                 45,614
 Thermo Electron /1/                                1,012                 25,280
                                                                         137,342
INSTRUMENTS-SCIENTIFIC (0.19%)
 Applied Biosystems Group                           1,244                 26,373
 Fisher Scientific International
  /1/                                                 742                 44,060
 Millipore /1/                                        314                 15,141
 PerkinElmer                                          820                 15,170
 Waters /1/                                           765                 30,317
                                                                         131,061
INSURANCE BROKERS (0.20%)
 Aon                                                2,004                 41,783
 Marsh & McLennan                                   3,350                 93,901
                                                                         135,684
INTERNET SECURITY (0.12%)
 Symantec /1/                                       4,494                 84,397
INVESTMENT MANAGEMENT & ADVISORY
SERVICES (0.24%)
 Federated Investors                                  603                 17,155
 Franklin Resources                                 1,252                 85,988
 Janus Capital Group                                1,496                 19,433
 T. Rowe Price Group                                  784                 43,253
                                                                         165,829
LEISURE & RECREATION PRODUCTS (0.04%)
 Brunswick                                            613                 25,746
LIFE & HEALTH INSURANCE (0.53%)
 Aflac                                              3,179                129,226
 Jefferson-Pilot                                      865                 43,432
 Lincoln National                                   1,104                 49,647
 Principal Financial Group /4/                      1,897                 74,135
 Torchmark                                            684                 36,546
 UnumProvident                                      1,885                 31,517
                                                                         364,503
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LINEN SUPPLY & RELATED ITEMS (0.05%)
                                                                     $
 Cintas                                               946                 36,506
MACHINERY-CONSTRUCTION & MINING (0.28%)
 Caterpillar                                        2,172                191,245
MACHINERY-FARM (0.14%)
 Deere                                              1,563                 97,750
MACHINERY-GENERAL INDUSTRY (0.12%)
 Ingersoll-Rand                                     1,098                 84,403
MEDICAL INFORMATION SYSTEM (0.05%)
 IMS Health                                         1,469                 35,227
MEDICAL INSTRUMENTS (1.23%)
 Biomet                                             1,600                 61,904
 Boston Scientific /1/                              4,815                142,428
 Guidant                                            2,043                151,345
 Medtronic                                          7,662                403,787
 St. Jude Medical /1/                               2,286                 89,223
                                                                         848,687
MEDICAL LABORATORY & TESTING SERVICE (0.15%)
 Laboratory Corp. of America
  Holdings /1/                                        855                 42,322
 Quest Diagnostics                                    577                 61,047
                                                                         103,369
MEDICAL PRODUCTS (2.57%)
 Baxter International                               3,925                145,617
 Becton Dickinson                                   1,602                 93,749
 Johnson & Johnson                                 18,839              1,292,921
 Stryker                                            2,373                115,209
 Zimmer Holdings /1/                                1,562                127,178
                                                                       1,774,674
MEDICAL-BIOMEDICAL/GENE (0.96%)
 Amgen /1/                                          7,936                461,955
 Biogen Idec /1/                                    2,113                 76,575
 Chiron /1/                                           935                 31,930
 Genzyme /1/                                        1,570                 92,018
                                                                         662,478
MEDICAL-DRUGS (5.43%)
 Abbott Laboratories                                9,875                485,455
 Allergan                                             833                 58,635
 Bristol-Myers Squibb                              12,379                321,854
 Eli Lilly                                          7,176                419,581
 Forest Laboratories /1/                            2,225                 79,388
 King Pharmaceuticals /1/                           1,530                 12,240
 Medimmune /1/                                      1,575                 39,958
 Merck                                             13,988                474,193
 Pfizer                                            47,264              1,284,163
 Schering-Plough                                    9,343                194,988
 Wyeth                                              8,463                380,327
                                                                       3,750,782
MEDICAL-GENERIC DRUGS (0.07%)
 Mylan Laboratories /2/                             1,705                 28,132
 Watson Pharmaceutical /1/                            693                 20,790
                                                                          48,922
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (1.16%)
                                                                     $
 Aetna                                              1,864                136,762
 Humana /1/                                         1,018                 35,274
 UnitedHealth Group                                 4,063                383,994
 WellPoint /1/                                      1,931                246,685
                                                                         802,715
MEDICAL-HOSPITALS (0.32%)
 HCA                                                2,607                145,575
 Health Management Associates                       1,546                 38,232
 Tenet Healthcare /1/                               2,966                 35,503
                                                                         219,310
MEDICAL-NURSING HOMES (0.03%)
 Manor Care                                           545                 18,176
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.28%)
 AmerisourceBergen                                    668                 40,935
 Cardinal Health                                    2,746                152,595
                                                                         193,530
METAL-ALUMINUM (0.23%)
 Alcoa                                              5,521                160,219
METAL-COPPER (0.08%)
 Phelps Dodge                                         612                 52,540
METAL-DIVERSIFIED (0.06%)
 Freeport-McMoran Copper & Gold                     1,134                 39,304
MISCELLANEOUS INVESTING (0.51%)
 Apartment Investment & Management                    606                 23,101
 Archstone-Smith Trust                              1,265                 45,502
 Equity Office Properties Trust                     2,554                 80,374
 Equity Residential Properties
  Trust                                             1,791                 61,521
 Prologis Trust                                     1,165                 46,122
 Simon Property Group                               1,401                 92,564
                                                                         349,184
MONEY CENTER BANKS (2.83%)
 Bank of America                                   25,680              1,156,627
 JP Morgan Chase                                   22,513                798,987
                                                                       1,955,614
MOTORCYCLE & MOTOR SCOOTER (0.13%)
 Harley-Davidson                                    1,850                 86,987
MULTI-LINE INSURANCE (2.72%)
 Allstate                                           4,303                241,656
 American International Group                      16,500                839,025
 Cigna                                                833                 76,619
 Cincinnati Financial                               1,056                 42,506
 Hartford Financial Services Group                  1,873                135,549
 Loews                                              1,011                 71,660
 MetLife                                            4,643                180,613
 Prudential Financial                               3,319                189,681
 Safeco                                               806                 42,452
 XL Capital                                           880                 61,864
                                                                       1,881,625
MULTIMEDIA (2.49%)
 Gannett                                            1,590                122,430
 McGraw-Hill                                        1,206                105,019
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTIMEDIA (CONTINUED)
                                                                     $
 Meredith                                             288                 13,536
 News                                              18,155                277,408
 Time Warner /1/                                   29,115                489,423
 Viacom                                            10,801                373,931
 Walt Disney                                       12,970                342,408
                                                                       1,724,155
NETWORKING PRODUCTS (1.12%)
 Cisco Systems /1/                                 40,950                707,616
 Lucent Technologies /1/                           28,071                 68,213
                                                                         775,829
NON-HAZARDOUS WASTE DISPOSAL (0.17%)
 Allied Waste Industries /1/                        1,719                 13,735
 Waste Management                                   3,601                102,592
                                                                         116,327
OFFICE AUTOMATION & EQUIPMENT (0.21%)
 Pitney Bowes                                       1,462                 65,381
 Xerox /1/                                          6,065                 80,361
                                                                         145,742
OFFICE SUPPLIES & FORMS (0.05%)
 Avery Dennison                                       643                 33,661
OIL & GAS DRILLING (0.30%)
 Nabors Industries /1/                                897                 48,321
 Noble                                                858                 43,672
 Rowan                                                679                 18,014
 Transocean /1/                                     2,034                 94,317
                                                                         204,324
OIL COMPANY-EXPLORATION & PRODUCTION (1.01%)
 Anadarko Petroleum                                 1,501                109,633
 Apache                                             2,068                116,408
 Burlington Resources                               2,451                119,143
 Devon Energy                                       3,036                137,136
 EOG Resources                                      1,514                 71,991
 Kerr-McGee                                         1,034                 80,238
 XTO Energy                                         2,200                 66,374
                                                                         700,923
OIL COMPANY-INTEGRATED (5.62%)
 Amerada Hess                                         539                 50,477
 ChevronTexaco                                     13,331                693,212
 ConocoPhillips                                     4,408                462,179
 Exxon Mobil                                       40,451              2,306,920
 Marathon Oil                                       2,198                102,361
 Occidental Petroleum                               2,516                173,604
 Unocal                                             1,714                 93,499
                                                                       3,882,252
OIL FIELD MACHINERY & EQUIPMENT (0.06%)
 National-Oilwell Varco /1/                         1,063                 42,244
OIL REFINING & MARKETING (0.26%)
 Ashland                                              420                 28,241
 Sunoco                                               438                 43,476
 Valero Energy                                      1,625                111,361
                                                                         183,078
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (0.77%)
                                                                     $
 Baker Hughes                                       2,142                 94,505
 BJ Services                                        1,029                 50,164
 Halliburton                                        3,196                132,922
 Schlumberger                                       3,735                255,511
                                                                         533,102
OPTICAL SUPPLIES (0.04%)
 Bausch & Lomb                                        339                 25,425
PAPER & RELATED PRODUCTS (0.50%)
 Georgia-Pacific                                    1,646                 56,408
 International Paper                                3,105                106,471
 Louisiana-Pacific                                    702                 17,269
 MeadWestvaco                                       1,283                 37,784
 Temple-Inland                                        724                 24,435
 Weyerhaeuser                                       1,537                105,454
                                                                         347,821
PHARMACY SERVICES (0.36%)
 Caremark Rx /1/                                    2,895                115,945
 Express Scripts /1/                                  481                 43,117
 Medco Health Solutions /1/                         1,744                 88,891
                                                                         247,953
PHOTO EQUIPMENT & SUPPLIES (0.07%)
 Eastman Kodak                                      1,816                 45,400
PIPELINES (0.23%)
 Dynegy /1/                                         2,097                  7,025
 El Paso                                            4,075                 40,709
 Kinder Morgan                                        695                 53,140
 Williams                                           3,612                 61,476
                                                                         162,350
POWER CONVERTER & SUPPLY EQUIPMENT (0.04%)
 American Power Conversion                          1,139                 27,632
PRINTING-COMMERCIAL (0.06%)
 R.R. Donnelley & Sons                              1,364                 44,889
PROPERTY & CASUALTY INSURANCE (0.64%)
 ACE                                                1,800                 77,328
 Chubb                                              1,213                 99,199
 Progressive                                        1,268                115,730
 St. Paul                                           4,241                151,828
                                                                         444,085
PUBLICLY TRADED INVESTMENT FUND (1.08%)
 iShares S&P 500 Index Fund                         6,430                744,401
PUBLISHING-NEWSPAPERS (0.22%)
 Dow Jones                                            446                 14,914
 Knight Ridder                                        477                 30,862
 New York Times                                       923                 30,791
 Tribune                                            1,889                 72,916
                                                                         149,483
REGIONAL BANKS (3.17%)
 Comerica                                           1,078                 61,726
 Fifth Third Bancorp                                3,295                143,332
 Huntington Bancshares                              1,468                 34,513
 KeyCorp                                            2,573                 85,321
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                     $
 National City                                      3,764                127,825
 PNC Financial Services Group                       1,790                 95,282
 SunTrust Banks                                     2,149                156,512
 U.S. Bancorp                                      11,741                327,574
 Wachovia                                          10,044                514,052
 Wells Fargo                                       10,743                643,935
                                                                       2,190,072
RETAIL-APPAREL & SHOE (0.29%)
 Gap                                                5,021                107,198
 Limited                                            2,420                 52,490
 Nordstrom                                            798                 40,562
                                                                         200,250
RETAIL-AUTO PARTS (0.05%)
 Autozone /1/                                         428                 35,524
RETAIL-AUTOMOBILE (0.04%)
 AutoNation /1/                                     1,430                 26,126
RETAIL-BEDDING (0.10%)
 Bed Bath & Beyond /1/                              1,917                 71,332
RETAIL-BUILDING PRODUCTS (1.08%)
 Home Depot                                        13,911                492,032
 Lowe's                                             4,895                255,079
                                                                         747,111
RETAIL-CONSUMER ELECTRONICS (0.20%)
 Best Buy                                           1,890                 95,142
 Circuit City Stores                                1,212                 19,150
 RadioShack                                         1,004                 25,070
                                                                         139,362
RETAIL-DISCOUNT (2.23%)
 Big Lots /1/                                         714                  7,268
 Costco Wholesale                                   2,992                121,415
 Dollar General                                     1,909                 38,848
 Family Dollar Stores                               1,062                 28,653
 Target                                             5,672                263,181
 TJX                                                3,052                 69,128
 Wal-Mart Stores                                   21,463              1,011,766
                                                                       1,540,259
RETAIL-DRUG STORE (0.59%)
 CVS                                                2,534                130,704
 Walgreen                                           6,471                278,641
                                                                         409,345
RETAIL-JEWELRY (0.04%)
 Tiffany                                              921                 27,768
RETAIL-MAJOR DEPARTMENT STORE (0.33%)
 J.C. Penney                                        1,713                 81,213
 May Department Stores                              1,850                 64,898
 Sears Holdings /1/                                   608                 82,226
                                                                         228,337
RETAIL-OFFICE SUPPLIES (0.21%)
 Office Depot /1/                                   1,981                 38,788
 OfficeMax                                            592                 19,228
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-OFFICE SUPPLIES (CONTINUED)
                                                                     $
 Staples                                            4,705                 89,724
                                                                         147,740
RETAIL-REGIONAL DEPARTMENT STORE (0.25%)
 Dillard's                                            447                 10,402
 Federated Department Stores                        1,072                 61,640
 Kohl's /1/                                         2,064                 98,246
                                                                         170,288
RETAIL-RESTAURANTS (0.73%)
 Darden Restaurants                                   936                 28,080
 McDonald's                                         8,058                236,180
 Starbucks /1/                                      2,531                125,335
 Wendy's International                                721                 30,953
 Yum! Brands                                        1,846                 86,688
                                                                         507,236
RETAIL-TOY STORE (0.05%)
 Toys R Us /1/                                      1,362                 34,527
RUBBER-TIRES (0.03%)
 Cooper Tire & Rubber                                 444                  7,748
 Goodyear Tire & Rubber /1/ /2/                     1,113                 13,211
                                                                          20,959
SAVINGS & LOANS-THRIFTS (0.56%)
 Golden West Financial                              1,788                111,446
 Sovereign Bancorp                                  2,374                 48,833
 Washington Mutual                                  5,531                228,541
                                                                         388,820
SCHOOLS (0.11%)
 Apollo Group /1/                                   1,049                 75,654
SEMICONDUCTOR COMPONENT-INTEGRATED
CIRCUITS (0.33%)
 Analog Devices                                     2,359                 80,465
 Linear Technology                                  1,945                 69,514
 Maxim Integrated Products                          2,069                 77,381
                                                                         227,360
SEMICONDUCTOR EQUIPMENT (0.35%)
 Applied Materials /1/                             10,565                157,101
 Kla-Tencor /1/                                     1,245                 48,580
 Novellus Systems /1/                                 885                 20,736
 Teradyne /1/                                       1,230                 13,555
                                                                         239,972
STEEL PRODUCERS (0.12%)
 Nucor                                              1,011                 51,662
 United States Steel                                  723                 30,916
                                                                          82,578
STEEL-SPECIALTY (0.02%)
 Allegheny Technologies                               567                 12,701
TELECOMMUNICATION EQUIPMENT (0.68%)
 ADC Telecommunications /1/                         5,136                 11,659
 Andrew /1/                                         1,019                 12,503
 Comverse Technology /1/                            1,251                 28,510
 Qualcomm                                          10,426                363,763
 Scientific-Atlanta                                   963                 29,449
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (CONTINUED)
                                                                     $
 Tellabs /1/                                        2,927                 22,713
                                                                         468,597
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.21%)
 CIENA /1/                                          3,625                  8,338
 Corning /1/                                        8,931                122,801
 JDS Uniphase /1/                                   9,152                 13,545
                                                                         144,684
TELECOMMUNICATION SERVICES (0.04%)
 Avaya /1/                                          3,040                 26,387
TELEPHONE-INTEGRATED (2.80%)
 ALLTEL                                             1,916                109,135
 AT&T                                               5,070                 96,989
 BellSouth                                         11,602                307,337
 CenturyTel                                           852                 26,148
 Citizens Communications                            2,124                 27,081
 Qwest Communications
  International /1/ /2/                            10,587                 36,208
 SBC Communications                                20,928                498,086
 Sprint                                             9,363                208,420
 Verizon Communications                            17,548                628,219
                                                                       1,937,623
TELEVISION (0.07%)
 Univision Communications /1/                       1,849                 48,610
THERAPEUTICS (0.15%)
 Gilead Sciences /1/                                2,742                101,728
TOBACCO (1.38%)
 Altria Group                                      13,105                851,694
 Reynolds American                                    738                 57,542
 UST                                                1,046                 47,907
                                                                         957,143
TOOLS-HAND HELD (0.11%)
 Black & Decker                                       507                 42,401
 Snap-On                                              367                 12,173
 Stanley Works                                        475                 20,439
                                                                          75,013
TOYS (0.10%)
 Hasbro                                             1,057                 19,998
 Mattel                                             2,639                 47,634
                                                                          67,632
TRANSPORT-RAIL (0.51%)
 Burlington Northern Santa Fe                       2,396                115,607
 CSX                                                1,366                 54,818
 Norfolk Southern                                   2,535                 79,599
 Union Pacific                                      1,653                105,676
                                                                         355,700
TRANSPORT-SERVICES (0.97%)
 FedEx                                              1,909                162,169
 United Parcel Service                              7,090                505,588
                                                                         667,757
TRAVEL SERVICES (0.02%)
 Sabre Holdings                                       833                 16,293
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRUCKING & LEASING (0.02%)
                                                                     $
 Ryder System                                         405                 14,957
WEB PORTALS (0.41%)
 Yahoo /1/                                          8,260                285,053
WIRELESS EQUIPMENT (0.34%)
 Motorola                                          15,532                238,261
                                     TOTAL COMMON STOCKS              67,907,189

                                                  Principal
                                                   Amount                   Value
------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.00%)
FINANCE-MORTGAGE LOAN/BANKER (2.00%)
 Investment in Joint Trading
  Account;     Federal National
  Mortgage Association
                                               $                     $
  2.60%; 05/02/05                               1,381,261              1,381,042
                                  TOTAL COMMERCIAL PAPER               1,381,042

                                                  Principal
                                                    Amount                  Value
------------------------------------------------------------------------------------------
EPURCHASE AGREEMENTS (0.41%)
  Goldman Sachs; 2.80%; dated
  04/29/05 maturing 05/02/05
  (collateralized by U.S.
  Treasury; $287,642; 05/15/16)
  /5/                                          $  282,066            $   282,000
                             TOTAL REPURCHASE AGREEMENTS                 282,000
                                                                     -----------

                   TOTAL PORTFOLIO INVESTMENTS (100.64%)              69,570,231
LIABILITIES, NET OF
 CASH, RECEIVABLES
 AND OTHER ASSETS
 (-0.64%)                                                               (444,963)
                              TOTAL NET ASSETS (100.00%)             $69,125,268
                                                                     --------------

      Contract                           Opening        Current      Unrealized
        Type            Commitment     Market Value   Market Value   Gain(Loss)
Futures Contracts

5 S&P 500               Buy              $1,512,150    $1,448,125     $(64,025)
June 2005
Futures

/1 /Non-income producing security.
/2 /Security or a portion of the security was on loan at the end of the period. /3 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $543,000 or 0.79% of net assets.
/4 /Affiliated security.
/5 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 11,488,752
Unrealized Depreciation                       (14,765,897)
                                             ------------
Net Unrealized Appreciation (Depreciation)     (3,277,145)
Cost for federal income tax purposes         $ 72,847,376

                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                  Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
 Consumer,                                                    %
 Non-cyclical                     $15,093,749                   21.25
 Financial                         13,199,170                   18.59
 Industrial                         7,785,651                   10.96
 Technology                         7,737,854                   10.90
 Communications                     7,032,521                    9.90
 Consumer, Cyclical                 6,111,206                    8.60
 Energy                             5,680,032                    8.00
 Utilities                          2,254,052                    3.17
 Government                         1,979,967                    2.79
 Basic Materials                    1,951,628                    2.75
 Futures Contracts                  1,448,125                    2.04
 Funds                                744,401                    1.05
                 TOTAL            $71,018,356                  100.00%
                                 ----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                     PRINCIPAL LIMITED TERM BOND FUND, INC.

                           APRIL 30, 2005 (UNAUDITED)

                                                        Principal
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (89.23%)
AEROSPACE & DEFENSE (0.31%)
 Northrop Grumman
                                                       $                       $
  4.08%; 11/16/06                                           130,000                 129,951
  7.00%; 03/01/06                                           200,000                 204,885
 Raytheon
  6.75%; 08/15/07                                            73,000                  76,756
                                                                                    411,592
AEROSPACE & DEFENSE EQUIPMENT (0.23%)
 General Dynamics
  3.00%; 05/15/08                                           155,000                 149,708
 United Technologies
  4.88%; 11/01/06                                           150,000                 152,159
                                                                                    301,867
AGRICULTURAL OPERATIONS (0.12%)
 Bunge Limited Finance
  4.38%; 12/15/08                                           160,000                 159,516
AIRLINES (0.10%)
 Southwest Airlines
  5.50%; 11/01/06                                           125,000                 127,654
ASSET BACKED SECURITIES (2.28%)
 Bear Stearns Asset Backed Securities
  3.26%; 02/25/35 /1/                                       325,000                 325,160
  3.62%; 03/25/34 /1/                                       400,000                 399,981
 Chase Funding Mortgage Loan Asset Backed
  Certificates
  4.34%; 08/25/28                                           193,953                 193,916
 Countrywide Asset Backed Certificates
  3.61%; 04/25/30                                           590,000                 588,079
 Financial Asset Securities Corp. AAA Trust
  3.31%; 02/27/35 /1/ /2/                                   275,000                 275,019
 Master Asset Backed Securities
  Trust
  3.59%; 03/25/35 /1/ /3/                                   400,000                 400,000
 Residential Asset Mortgage Products
  3.25%; 12/25/34 /1/ /3/                                   325,000                 325,503
 Structured Asset Securities
  3.24%; 03/25/35 /1/                                       475,000                 475,255
                                                                                  2,982,913
AUTO-CARS & LIGHT TRUCKS (0.93%)
 DaimlerChrysler Holding
  3.20%; 03/07/07 /1/                                       325,000                 321,776
  3.47%; 05/24/06 /1/                                       370,000                 370,309
  7.25%; 01/18/06                                           125,000                 127,188
  7.75%; 06/15/05                                           200,000                 200,782
 Nissan Motor Acceptance
  4.63%; 03/08/10 /2/                                       195,000                 193,114
                                                                                  1,213,169
AUTOMOBILE SEQUENTIAL (5.11%)
 BMW Vehicle Owner Trust
  1.88%; 10/25/06                                            58,438                  58,253
 Capital Auto Receivables Asset Trust
  3.58%; 10/16/06                                           696,800                 697,269
                                                        Principal
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTOMOBILE SEQUENTIAL (CONTINUED)
 Capital Auto Receivables Asset
  Trust (continued)
                                                       $                       $
  4.16%; 07/16/07                                           513,657                 513,827
  4.50%; 10/15/07                                           119,560                 119,788
 Chase Manhattan Auto Owner Trust
  2.06%; 12/15/09                                           725,000                 703,849
  4.21%; 01/15/09                                           830,060                 833,349
  4.24%; 09/15/08                                           112,140                 112,536
 DaimlerChrysler Auto Trust
  2.88%; 10/08/09                                           200,000                 197,619
  3.09%; 01/08/08                                           100,000                  99,424
 Ford Credit Auto Owner Trust
  2.70%; 06/15/07                                           450,000                 446,960
 Honda Auto Receivables Owner Trust
  2.70%; 03/17/08                                           475,000                 470,762
  4.49%; 09/17/07                                           370,524                 371,603
 M&I Auto Loan Trust
  3.04%; 10/20/08                                           500,000                 497,816
 Nissan Auto Receivables Owner Trust
  1.89%; 12/15/06                                            52,587                  52,391
  2.70%; 12/17/07                                         1,000,000                 987,988
  3.33%; 01/15/08                                           200,000                 199,470
  4.28%; 10/16/06                                           113,113                 113,237
 WFS Financial Owner Trust
  5.18%; 03/20/09                                           201,201                 201,700
                                                                                  6,677,841
BEVERAGES-NON-ALCOHOLIC (0.12%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                           150,000                 153,380
BEVERAGES-WINE & SPIRITS (0.28%)
 Diageo Capital
  3.38%; 03/20/08                                           100,000                  97,934
  4.38%; 05/03/10                                           270,000                 268,388
                                                                                    366,322
BROADCASTING SERVICES & PROGRAMMING (0.24%)
 Clear Channel Communications
  4.25%; 05/15/09                                           325,000                 311,662
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.31%)
 Masco
  3.21%; 03/09/07 /1/ /2/                                   400,000                 400,779
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.19%)
 Hanson Overseas
  6.75%; 09/15/05                                           250,000                 252,903
CABLE TV (0.97%)
 Comcast
  5.85%; 01/15/10                                           450,000                 472,981
 Cox Communications
  3.55%; 12/14/07 /1/ /2/                                   300,000                 301,756
  4.63%; 01/15/10 /2/                                       275,000                 270,927
  6.88%; 06/15/05                                           120,000                 120,395
                                                        Principal
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CABLE TV (CONTINUED)
 TCI Communications
                                                       $                       $
  7.61%; 10/04/05                                           100,000                 101,994
                                                                                  1,268,053
CASINO HOTELS (0.10%)
 Harrah's Operating
  7.50%; 01/15/09                                           125,000                 136,707
CELLULAR TELECOMMUNICATIONS (0.66%)
 AT&T Wireless Services
  7.35%; 03/01/06                                           180,000                 185,205
 Cingular Wireless
  5.63%; 12/15/06                                           125,000                 127,616
 Telus
  7.50%; 06/01/07                                           210,000                 222,988
 Verizon Wireless Capital
  5.38%; 12/15/06                                           325,000                 331,555
                                                                                    867,364
CHEMICALS-DIVERSIFIED (0.31%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                           110,000                 112,326
 Dow Chemical
  7.00%; 08/15/05                                           140,000                 141,355
 E. I. Du Pont de Nemours
  3.38%; 11/15/07                                           150,000                 147,452
                                                                                    401,133
COATINGS & PAINT (0.14%)
 Valspar
  6.00%; 05/01/07                                           175,000                 180,417
COMMERCIAL BANKS (0.52%)
 AmSouth Bank
  2.82%; 11/03/06                                           115,000                 113,126
 ANZ National Bank International
  3.21%; 04/14/08 /1/ /2/                                   250,000                 249,915
 Key Bank National Association
  2.90%; 11/03/09 /1/                                       200,000                 199,955
 Union Planters Bank
  5.13%; 06/15/07                                           120,000                 122,258
                                                                                    685,254
COMMERCIAL MORTGAGE BACKED SECURITY (0.23%)
 Structured Adjustable Rate Mortgage Loan Trust
  3.27%; 03/25/35 /1/ /3/                                   300,000                 300,000
COMMERCIAL SERVICE-FINANCE (0.05%)
 Equifax
  4.95%; 11/01/07                                            65,000                  66,233
COMPUTERS (0.32%)
 Hewlett-Packard
  5.50%; 07/01/07                                           185,000                 190,183
  7.15%; 06/15/05                                           100,000                 100,443
 International Business Machines
  4.25%; 09/15/09                                           135,000                 134,622
                                                                                    425,248
                                                        Principal
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (5.52%)
 Bank One Issuance Trust
                                                       $                       $
  2.94%; 06/16/08                                         1,000,000                 997,381
  3.32%; 12/15/10 /1/                                       350,000                 352,306
 Capital One Master Trust
  5.30%; 06/15/09                                           700,000                 712,629
 Capital One Multi-Asset Execution Trust
  3.17%; 12/15/09 /1/                                       255,000                 255,402
 Chase Credit Card Master Trust
  3.15%; 05/15/09 /1/                                       300,000                 299,941
  3.28%; 01/17/11 /1/                                       525,000                 528,145
  5.50%; 11/17/08                                           100,000                 102,054
 Citibank Credit Card Issuance Trust
  3.42%; 06/25/09 /1/                                       200,000                 200,840
 Citibank Credit Card Master Trust I
  5.88%; 03/10/11                                           500,000                 528,922
 Discover Card Master Trust I
  3.13%; 04/16/10 /1/                                       250,000                 249,465
  5.15%; 10/15/09                                           923,000                 943,973
  6.05%; 08/18/08                                           855,000                 870,875
 MBNA Credit Card Master Note Trust
  3.65%; 03/15/11                                         1,200,000               1,180,342
                                                                                  7,222,275
DATA PROCESSING & MANAGEMENT (0.11%)
 First Data
  3.38%; 08/01/08                                           155,000                 150,748
DIVERSIFIED FINANCIAL SERVICES (1.62%)
 General Electric Capital
  0.87%; 03/10/40 /1/ /2/                                 3,297,730                  91,723
  2.90%; 02/02/09 /1/                                       240,000                 240,629
  2.98%; 03/04/08 /1/                                       100,000                 100,017
  3.75%; 12/15/09                                           150,000                 145,969
  4.25%; 01/15/08                                           950,000                 951,464
 John Deere Capital
  3.63%; 05/25/07                                            50,000                  49,434
  4.50%; 08/22/07                                            95,000                  95,608
 NiSource Finance
  3.20%; 11/01/06                                           135,000                 133,189
  7.63%; 11/15/05                                           300,000                 306,126
                                                                                  2,114,159
DIVERSIFIED MANUFACTURING OPERATIONS (0.61%)
 Cooper Industries
  5.25%; 07/01/07                                            80,000                  81,650
 Dover
  6.45%; 11/15/05                                           100,000                 101,341
 Honeywell International
  6.13%; 07/01/05                                           175,000                 175,708
  6.88%; 10/03/05                                           250,000                 253,285
 Tyco International Group
  6.13%; 01/15/09                                           175,000                 184,894
                                                                                    796,878
ELECTRIC PRODUCTS-MISCELLANEOUS (0.08%)
 Emerson Electric
  7.88%; 06/01/05                                           100,000                 100,343
                                                        Principal
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-DISTRIBUTION (0.06%)
 Detroit Edison
                                                       $                       $
  5.05%; 10/01/05                                            75,000                  75,418
ELECTRIC-INTEGRATED (3.50%)
 Alabama Power
  2.80%; 12/01/06                                            60,000                  58,912
 Appalachian Power
  4.80%; 06/15/05                                           140,000                 140,207
 Conectiv
  5.30%; 06/01/05                                            45,000                  45,054
 Consolidated Edison
  3.63%; 08/01/08                                           110,000                 107,738
 Dominion Resources
  3.09%; 05/15/06 /1/                                       120,000                 120,306
  7.63%; 07/15/05                                           105,000                 105,853
 Duke Energy
  3.75%; 03/05/08                                            85,000                  83,850
 FPL Group Capital
  3.25%; 04/11/06                                           125,000                 124,408
  4.09%; 02/16/07                                           150,000                 149,763
 Georgia Power
  2.99%; 02/17/09 /1/                                       130,000                 130,063
 Kansas Gas & Electric
  6.20%; 01/15/06                                           325,000                 329,600
 MidAmerican Energy Holdings
  4.63%; 10/01/07                                           245,000                 245,416
 Niagara Mohawk Power
  7.75%; 05/15/06                                           160,000                 166,481
 Oncor Electric Delivery
  5.00%; 09/01/07                                            95,000                  96,057
 Pacific Gas & Electric
  3.60%; 03/01/09                                           185,000                 179,922
 Pepco Holdings
  5.50%; 08/15/07                                           105,000                 107,248
 Pinnacle West Energy
  3.63%; 04/01/07 /1/ /2/                                   150,000                 149,929
 Potomac Electric Power
  6.50%; 09/15/05                                           150,000                 151,718
 Progress Energy
  5.85%; 10/30/08                                           125,000                 129,616
  6.75%; 03/01/06                                           290,000                 296,511
 PSEG Power
  3.75%; 04/01/09                                           250,000                 243,114
 Public Service Company of Colorado
  4.38%; 10/01/08                                           155,000                 154,582
 Scottish Power
  4.91%; 03/15/10                                           325,000                 328,679
 Southern California Edison
  6.38%; 01/15/06                                           350,000                 356,124
 TXU Energy
  6.13%; 03/15/08                                           325,000                 337,605
 Wisconsin Electric Power
  3.50%; 12/01/07                                           245,000                 240,861
                                                                                  4,579,617
                                                        Principal
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FEDERAL & FEDERALLY SPONSORED CREDIT (2.07%)
 Federal Farm Credit Bank
                                                       $                       $
  3.00%; 04/15/08                                         2,775,000               2,701,754
FIDUCIARY BANKS (0.13%)
 Bank of New York
  4.14%; 08/02/07                                           100,000                  99,563
  5.20%; 07/01/07                                            70,000                  71,405
                                                                                    170,968
FINANCE-AUTO LOANS (2.18%)
 Ford Motor Credit
  6.13%; 01/09/06                                           340,000                 341,562
  6.50%; 01/25/07                                           550,000                 549,945
  6.88%; 02/01/06                                           350,000                 354,031
  7.60%; 08/01/05                                           175,000                 176,226
 General Motors Acceptance
  4.39%; 10/20/05 /1/                                       220,000                 219,524
  6.13%; 08/28/07                                           160,000                 155,903
  6.75%; 01/15/06                                           670,000                 674,959
  7.50%; 07/15/05                                           230,000                 231,057
 Toyota Motor Credit
  2.80%; 01/18/06                                           150,000                 149,080
                                                                                  2,852,287
FINANCE-COMMERCIAL (0.63%)
 CIT Group
  2.99%; 02/15/07 /1/                                       130,000                 130,246
  7.38%; 04/02/07                                           470,000                 496,978
 Textron Financial
  3.47%; 10/06/06 /1/                                       200,000                 200,756
                                                                                    827,980
FINANCE-CONSUMER LOANS (1.66%)
 American General Finance
  5.88%; 07/14/06                                           495,000                 506,050
 Household Finance
  6.50%; 01/24/06                                           695,000                 709,131
 HSBC Finance
  3.08%; 11/16/09 /1/                                       275,000                 276,163
  4.75%; 04/15/10                                           200,000                 201,137
 John Deere Capital
  4.13%; 01/15/10                                           130,000                 128,242
 SLM
  4.17%; 03/02/09 /1/                                       350,000                 350,949
                                                                                  2,171,672
FINANCE-CREDIT CARD (0.59%)
 Capital One Bank
  6.70%; 05/15/08                                           200,000                 212,930
  6.88%; 02/01/06                                           325,000                 332,247
 MBNA
  3.64%; 05/05/08 /1/                                       230,000                 229,864
                                                                                    775,041
FINANCE-INVESTMENT BANKER & BROKER (4.59%)
 Banque Paribas
  8.35%; 06/15/07                                           140,000                 151,758
 Bear Stearns
  3.00%; 03/30/06                                           130,000                 129,148
  3.49%; 01/30/09 /1/                                       450,000                 452,200
                                                        Principal
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Citigroup
                                                       $                       $
  4.13%; 02/22/10                                           675,000                 665,052
  6.75%; 12/01/05                                           640,000                 651,514
 Credit Suisse First Boston
  5.75%; 04/15/07                                           365,000                 375,679
 Goldman Sachs Group
  3.12%; 03/02/10 /1/                                       200,000                 199,552
  3.49%; 07/23/09 /1/                                       125,000                 125,492
  6.88%; 01/15/11                                           325,000                 359,188
 Lehman Brothers Holdings
  3.02%; 11/10/09 /1/                                       250,000                 250,648
  4.25%; 01/27/10                                           130,000                 128,245
  6.25%; 05/15/06                                           530,000                 542,499
 Merrill Lynch
  2.99%; 02/05/10 /1/                                       150,000                 150,108
  3.02%; 02/06/09 /1/                                       620,000                 621,705
  4.13%; 03/02/09 /1/                                       130,000                 129,791
 Morgan Stanley
  3.42%; 01/15/10 /1/                                       605,000                 606,456
  4.00%; 01/15/10                                           475,000                 462,635
                                                                                  6,001,670
FINANCE-LEASING COMPANY (0.54%)
 Boeing Capital
  5.75%; 02/15/07                                           260,000                 267,094
 International Lease Finance
  3.54%; 01/15/10 /1/                                       300,000                 299,299
  5.80%; 08/15/07                                           140,000                 144,591
                                                                                    710,984
FINANCE-MORTGAGE LOAN/BANKER (7.47%)
 Countrywide Home Loan
  2.88%; 02/15/07                                           120,000                 117,196
  3.05%; 11/16/07 /1/                                       150,000                 150,159
  4.50%; 01/25/33                                            92,482                  91,980
 Federal Home Loan Bank
  2.88%; 09/15/06                                         2,600,000               2,570,563
 Federal Home Loan Mortgage
  3.40%; 06/15/23 /1/                                       340,688                 343,267
  4.00%; 01/15/22                                           600,000                 597,266
  5.75%; 03/15/09                                           900,000                 952,009
 Federal National Mortgage Association
  4.11%; 02/17/09 /1/                                       400,000                 401,076
  4.25%; 05/15/09                                           500,000                 501,737
  5.25%; 04/15/07                                         2,650,000               2,717,024
 Federal National Mortgage Association Whole
  Loan
  3.22%; 05/25/35 /1/                                       473,665                 473,659
 Greenpoint Mortgage Funding
  3.36%; 06/25/45 /1/ /3/                                   450,000                 450,000
  3.72%; 05/31/35 /1/ /3/ /5/                               400,000                 400,000
                                                                                  9,765,936
FINANCE-OTHER SERVICES (0.42%)
 Caterpillar Financial Services
  3.00%; 02/15/07                                           170,000                 167,004
                                                        Principal
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-OTHER SERVICES (CONTINUED)
 Mellon Funding
                                                       $                       $
  4.88%; 06/15/07                                           120,000                 121,779
 National Rural Utilities
  6.00%; 05/15/06                                           255,000                 260,359
                                                                                    549,142
FOOD-MEAT PRODUCTS (0.29%)
 Tyson Foods
  6.75%; 06/01/05                                           150,000                 150,304
  7.25%; 10/01/06                                           225,000                 234,800
                                                                                    385,104
FOOD-MISCELLANEOUS/DIVERSIFIED (0.74%)
 Campbell Soup
  5.50%; 03/15/07                                           265,000                 270,503
 General Mills
  5.13%; 02/15/07                                            85,000                  86,558
 Kellogg
  6.00%; 04/01/06                                           165,000                 168,303
 Kraft Foods
  4.63%; 11/01/06                                           220,000                 221,583
 Sara Lee
  2.75%; 06/15/08                                            60,000                  57,647
 Unilever Capital
  6.88%; 11/01/05                                           155,000                 157,528
                                                                                    962,122
FOOD-RETAIL (0.57%)
 Kroger
  6.38%; 03/01/08                                           325,000                 340,212
 Safeway
  2.50%; 11/01/05                                           255,000                 253,224
  3.80%; 08/15/05                                           150,000                 149,927
                                                                                    743,363
GAS-DISTRIBUTION (0.10%)
 Sempra Energy
  4.75%; 05/15/09                                           135,000                 135,263
HOME EQUITY-OTHER (2.30%)
 Asset Backed Funding Certificates
  3.28%; 02/25/35 /1/                                       217,761                 217,751
 Encore Credit Receivables Trust
  3.22%; 02/25/35 /1/                                       325,000                 324,985
 First NLC Trust
  3.35%; 05/25/35 /1/ /3/                                   525,000                 525,000
 Option One Mortgage Loan Trust
  3.31%; 05/25/35 /1/ /3/                                   400,000                 400,000
 Specialty Underwriting & Residential Finance
  3.25%; 12/25/35 /1/                                       700,000                 699,967
  3.27%; 03/25/36 /1/ /3/                                   325,000                 325,000
  3.33%; 07/25/35 /1/                                       450,000                 451,648
  3.53%; 02/25/35 /1/                                        60,000                  60,204
                                                                                  3,004,555
HOME EQUITY-SEQUENTIAL (2.66%)
 Ameriquest Mortgage Securities
  3.02%; 10/25/33                                            46,098                  45,916
  3.64%; 01/25/34                                           630,235                 629,098
                                                        Principal
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOME EQUITY-SEQUENTIAL (CONTINUED)
 Ameriquest Mortgage
  Securities (continued)
                                                       $                       $
  4.26%; 08/25/33                                           464,372                 463,817
 New Century Home Equity Loan Trust
  3.56%; 11/25/33                                           400,000                 398,444
 Residential Asset Securities
  3.28%; 12/25/33 /1/                                     1,175,000               1,176,985
  3.29%; 04/25/35 /1/                                       400,000                 400,000
  4.37%; 12/25/33 /1/                                       275,000                 279,774
  4.82%; 04/25/32 /1/                                        82,778                  83,189
                                                                                  3,477,223
INDUSTRIAL GASES (0.13%)
 Praxair
  4.75%; 07/15/07                                           115,000                 116,326
  6.85%; 06/15/05                                            50,000                  50,184
                                                                                    166,510
INSURANCE BROKERS (0.40%)
 Aon
  6.95%; 01/15/07 /1/                                       110,000                 114,062
  8.65%; 05/15/05                                           140,000                 140,214
 Marsh & McLennan
  3.28%; 07/13/07 /1/                                       125,000                 124,180
  3.63%; 02/15/08                                           145,000                 141,778
                                                                                    520,234
LIFE & HEALTH INSURANCE (0.46%)
 Hartford Life Global Funding Trusts
  3.18%; 09/15/09 /1/                                       325,000                 323,598
 Lincoln National
  5.25%; 06/15/07                                           110,000                 112,363
 Torchmark
  6.25%; 12/15/06                                           160,000                 165,485
                                                                                    601,446
MEDICAL PRODUCTS (0.10%)
 Baxter International
  5.25%; 05/01/07                                           130,000                 131,985
MEDICAL-HMO (0.47%)
 Anthem
  3.50%; 09/01/07                                           150,000                 147,893
  4.88%; 08/01/05                                           165,000                 165,375
 UnitedHealth Group
  3.30%; 01/30/08                                           175,000                 170,649
  3.38%; 08/15/07                                           130,000                 127,874
                                                                                    611,791
MISCELLANEOUS INVESTING (1.30%)
 Archstone-Smith Operating Trust
  3.00%; 06/15/08                                           150,000                 143,809
 Camden Property Trust
  4.38%; 01/15/10                                           100,000                  97,917
  5.88%; 06/01/07                                           120,000                 122,946
 Developers Diversified Realty
  3.88%; 01/30/09                                           120,000                 115,995
 Duke Realty
  3.35%; 01/15/08                                           115,000                 111,485
                                                        Principal
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
 iStar Financial
                                                       $                       $
  3.30%; 03/03/08 /1/                                       200,000                 198,549
  4.25%; 03/12/07 /1/                                       200,000                 202,638
  5.38%; 04/15/10                                           225,000                 225,653
 Kimco Realty
  2.94%; 08/01/06 /1/                                       250,000                 250,269
 Simon Property Group
  3.75%; 01/30/09                                           165,000                 159,452
 United Dominion Realty Trust
  4.50%; 03/03/08                                            75,000                  75,681
                                                                                  1,704,394
MONEY CENTER BANKS (1.69%)
 Bank of America
  2.96%; 02/17/09 /1/                                       325,000                 325,503
  4.75%; 10/15/06                                           640,000                 647,666
 JP Morgan Chase
  3.13%; 12/11/06                                           130,000                 128,341
  3.31%; 10/02/09 /1/                                       525,000                 525,503
  5.25%; 05/30/07                                           385,000                 393,365
  5.35%; 03/01/07                                           180,000                 183,893
                                                                                  2,204,271
MORTGAGE BACKED SECURITIES (17.91%)
 1301 Avenue of the Americas Trust
  7.54%; 08/03/10 /1/ /2/                                   400,000                 403,929
 Banc of America Mortgage
  Securities
  4.81%; 05/25/35 /1/ /3/                                   675,000                 675,000
 Bear Stearns Commercial Mortgage Securities
  0.44%; 02/11/41 /1/                                    17,504,592                 267,995
  0.79%; 05/11/39 /1/ /2/                                 2,550,199                  63,941
  3.27%; 06/15/17 /1/ /2/                                   325,000                 325,092
  3.97%; 11/11/35                                           399,854                 394,658
  4.13%; 11/11/41                                           700,000                 692,373
  7.64%; 02/15/32                                           362,292                 387,379
 Chase Commercial Mortgage Securities
  7.03%; 01/15/32                                           281,383                 295,365
  7.56%; 10/15/32                                           500,000                 563,299
 Chase Manhattan Bank-First Union National Bank
  Commercial Mortgage Trust
  7.13%; 08/15/31                                         1,048,677               1,091,332
 Commercial Mortgage Acceptance
  6.79%; 06/15/31                                            36,718                  37,872
 Commercial Mortgage Pass-Through Certificate
  3.25%; 06/10/38 /2/                                        90,916                  86,724
 CS First Boston Mortgage Securities
  6.25%; 12/16/35                                           400,000                 419,080
  6.38%; 12/16/35                                           100,000                 108,363
 DLJ Commercial Mortgage
  6.14%; 02/18/31                                            25,162                  25,134
 First Union Commercial Mortgage Securities
  7.38%; 04/18/29                                           404,472                 423,511
                                                        Principal
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 GE Capital Commercial Mortgage
                                                       $                       $
  3.35%; 08/11/36                                           239,181                 237,091
  5.99%; 12/10/35                                           130,000                 137,441
  6.32%; 01/15/33                                            82,939                  84,785
 GMAC Commercial Mortgage Securities
  0.38%; 05/10/40 /1/ /2/                               134,556,498               1,134,042
  0.69%; 08/10/38 /1/ /2/                                53,045,247               1,149,756
  4.32%; 10/15/38                                           100,890                 101,284
  6.57%; 09/15/33                                           105,599                 106,485
 IMPAC Commercial Mortgage Trust
  3.17%; 08/25/35 /1/ /3/                                   150,000                 150,000
  3.45%; 04/25/35 /1/ /3/                                   271,650                 271,650
  3.49%; 10/25/33 /1/                                       353,813                 353,979
  4.02%; 10/25/33 /1/                                       363,608                 366,335
 Indymac Index Mortgage Loan Trust
  3.29%; 04/25/35 /1/ /3/                                   275,000                 275,000
  3.35%; 04/25/35 /1/                                       247,759                 247,998
 JP Morgan Chase Commercial Mortgage Securities
  3.48%; 06/12/41                                           707,371                 694,189
  4.37%; 10/12/37                                           450,400                 450,280
  4.47%; 11/15/35                                           145,490                 146,006
  4.55%; 05/12/34                                           296,033                 297,629
 LB-UBS Commercial Mortgage Trust
  1.37%; 03/15/36 /1/ /2/                                 1,638,942                  77,961
  3.63%; 10/15/29                                         1,106,274               1,091,115
  4.19%; 08/15/29                                           220,000                 217,719
  4.90%; 06/15/26                                         1,235,000               1,255,111
  5.40%; 03/15/26                                           330,527                 336,097
  6.06%; 06/15/20                                           567,969                 591,721
 Merrill Lynch Mortgage Investors
  3.22%; 02/25/36 /1/                                       325,000                 324,985
  3.37%; 07/25/35 /1/                                       700,000                 702,327
  7.12%; 06/18/29                                           234,091                 242,479
  7.83%; 12/26/25 /1/                                        74,103                  74,337
 Merrill Lynch Mortgage Trust
  0.47%; 09/12/42 /1/                                    51,930,000                 846,355
  3.59%; 09/12/41                                           372,761                 368,101
 Morgan Stanley Capital I
  4.57%; 12/18/32                                           356,053                 357,054
  5.33%; 12/18/32                                           500,000                 510,147
  6.54%; 02/15/31                                           185,000                 195,538
 NationsLink Funding
  7.23%; 06/20/31                                           400,000                 432,220
 PNC Mortgage Acceptance
  7.11%; 12/10/32                                           176,591                 184,457
 Sequoia Mortgage Trust
  3.22%; 02/20/35 /1/                                       236,581                 236,468
 Structured Asset Mortgage
  3.70%; 05/31/35 /1/ /3/ /5/                               400,000                 400,000
 Wachovia Bank Commercial Mortgage Trust
  0.49%; 01/15/41 /1/ /2/                                23,363,978                 274,620
 Washington Mutual
  3.27%; 01/25/45 /1/                                     1,200,000               1,196,992
  3.44%; 07/25/44 /1/                                       375,873                 377,171
                                                        Principal
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Washington Mutual (continued)
                                                       $                       $
  4.07%; 10/25/33 /1/                                       675,000                 669,021
                                                                                 23,426,993
MORTGAGE PASS THRU SECURITIES (0.44%)
 Countrywide Home Loan Mortgage Pass Through
  Trust
  4.66%; 06/20/35 /1/ /3/                                   575,000                 574,191
MULTI-LINE INSURANCE (0.69%)
 Allstate
  5.38%; 12/01/06                                           135,000                 137,454
  7.88%; 05/01/05                                            90,000                  90,000
 CNA Financial
  6.60%; 12/15/08                                           200,000                 211,084
 Hartford Financial Services Group
  4.70%; 09/01/07                                           155,000                 156,025
 MetLife
  3.91%; 05/15/05                                           150,000                 150,041
  5.25%; 12/01/06                                           150,000                 153,131
                                                                                    897,735
MULTIMEDIA (1.28%)
 AOL Time Warner
  6.13%; 04/15/06                                           305,000                 311,220
 Gannett
  5.50%; 04/01/07                                           120,000                 123,075
 News America
  4.75%; 03/15/10                                           275,000                 276,352
 Thomson
  5.75%; 02/01/08                                           145,000                 149,993
 Time Warner Entertainment
  7.25%; 09/01/08                                           250,000                 270,782
 Viacom
  7.15%; 05/20/05                                            80,000                  80,118
  7.75%; 06/01/05                                           460,000                 461,446
                                                                                  1,672,986
OIL COMPANY-EXPLORATION & PRODUCTION (0.33%)
 Pemex Project Funding Master Trust
  6.13%; 08/15/08                                           250,000                 256,875
 PennzEnergy
  10.25%; 11/01/05                                          175,000                 179,988
                                                                                    436,863
OIL COMPANY-INTEGRATED (0.21%)
 Marathon Oil
  5.38%; 06/01/07                                           125,000                 127,751
 Occidental Petroleum
  4.00%; 11/30/07                                           150,000                 148,852
                                                                                    276,603
OIL FIELD MACHINERY & EQUIPMENT (0.12%)
 Cooper Cameron
  2.65%; 04/15/07                                           165,000                 159,669
OIL REFINING & MARKETING (0.16%)
 Valero Energy
  7.38%; 03/15/06                                           200,000                 205,567
                                                        Principal
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL-FIELD SERVICES (0.09%)
 Halliburton
                                                       $                       $
  4.65%; 10/17/05 /1/                                       120,000                 120,734
PAPER & RELATED PRODUCTS (0.39%)
 Champion International
  7.10%; 09/01/05                                           325,000                 327,959
 Union Camp
  7.00%; 08/15/06                                           179,000                 184,763
                                                                                    512,722
PHARMACY SERVICES (0.06%)
 Caremark Rx
  7.38%; 10/01/06                                            75,000                  77,900
PIPELINES (0.37%)
 Duke Energy Field Services
  7.50%; 08/16/05                                           240,000                 242,706
 Enbridge Energy Partners
  4.00%; 01/15/09                                           150,000                 146,486
 Kinder Morgan Energy Partners
  5.35%; 08/15/07                                           100,000                 101,573
                                                                                    490,765
PROPERTY & CASUALTY INSURANCE (0.50%)
 ACE
  6.00%; 04/01/07                                           150,000                 154,077
 Chubb
  6.15%; 08/15/05                                            50,000                  50,330
 Markel
  7.00%; 05/15/08                                           325,000                 347,203
 Travelers Property Casualty
  3.75%; 03/15/08                                           105,000                 103,115
                                                                                    654,725
PUBLISHING-BOOKS (0.20%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                           115,000                 117,386
  7.00%; 05/15/05                                           150,000                 150,170
                                                                                    267,556
REAL ESTATE OPERATOR & DEVELOPER (0.21%)
 EOP Operating
  7.75%; 11/15/07                                           175,000                 188,591
 ERP Operating
  4.75%; 06/15/09                                            80,000                  80,225
                                                                                    268,816
REGIONAL AUTHORITY (0.15%)
 New Brunswick
  3.50%; 10/23/07                                            40,000                  39,448
 Province of Manitoba
  2.75%; 01/17/06                                           155,000                 154,272
                                                                                    193,720
REGIONAL BANKS (1.54%)
 KeyCorp
  3.36%; 07/23/07 /1/                                       200,000                 200,181
 Korea Development Bank
  3.88%; 03/02/09                                           120,000                 116,866
  7.25%; 05/15/06                                           160,000                 165,330
                                                        Principal
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
REGIONAL BANKS (CONTINUED)
 PNC Funding
                                                       $                       $
  5.75%; 08/01/06                                           220,000                 224,832
 SunTrust Banks
  2.50%; 11/01/06                                            55,000                  53,800
  5.05%; 07/01/07                                           120,000                 122,167
 U.S. Bancorp
  6.75%; 10/15/05                                           202,000                 204,700
 Wachovia
  3.06%; 03/01/12 /1/                                       600,000                 599,313
 Wells Fargo
  3.00%; 03/10/08 /1/                                       325,000                 324,770
                                                                                  2,011,959
RENTAL-AUTO & EQUIPMENT (0.08%)
 Hertz
  4.70%; 10/02/06                                           100,000                  98,439
RETAIL-DISCOUNT (0.43%)
 Costco Wholesale
  5.50%; 03/15/07                                           140,000                 143,792
 Target
  5.40%; 10/01/08                                           150,000                 155,797
 Wal-Mart Stores
  4.38%; 07/12/07                                           260,000                 261,490
                                                                                    561,079
RETAIL-DRUG STORE (0.11%)
 CVS
  3.88%; 11/01/07                                           150,000                 148,405
RETAIL-MAJOR DEPARTMENT STORE (0.25%)
 May Department Stores
  3.95%; 07/15/07                                           330,000                 326,818
RETAIL-RESTAURANTS (0.31%)
 McDonald's
  5.38%; 04/30/07                                           113,000                 116,028
 Yum! Brands
  8.50%; 04/15/06                                           275,000                 286,520
                                                                                    402,548
SAVINGS & LOANS-THRIFTS (0.56%)
 Washington Mutual
  3.20%; 03/20/08 /1/                                       150,000                 149,931
  3.35%; 03/22/12 /1/                                       250,000                 249,704
  3.44%; 01/15/10 /1/                                       200,000                 200,803
  4.00%; 01/15/09                                           140,000                 137,484
                                                                                    737,922
SOVEREIGN (1.50%)
 Italy Government
  4.38%; 10/25/06                                         1,195,000               1,205,609
 Mexico Government
  8.38%; 01/14/11                                           250,000                 286,125
  9.88%; 01/15/07                                           435,000                 475,020
                                                                                  1,966,754
SPECIAL PURPOSE ENTITY (0.40%)
 Allstate Life Global Funding Trusts
  4.25%; 02/26/10                                           275,000                 272,486
                                                        Principal
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SPECIAL PURPOSE ENTITY (CONTINUED)
 Fondo Latinoamericano de Reservas
                                                       $                       $
  3.00%; 08/01/06 /2/                                       115,000                 113,919
 Rio Tinto Finance
  2.63%; 09/30/08                                           150,000                 142,161
                                                                                    528,566
SUPRANATIONAL BANK (0.49%)
 Asian Development Bank
  2.38%; 03/15/06                                           345,000                 342,086
 Corp Andina de Fomento
  7.38%; 01/18/11                                           200,000                 223,905
  8.88%; 06/01/05                                            75,000                  75,309
                                                                                    641,300
TELECOMMUNICATION SERVICES (0.28%)
 Verizon Global Funding
  6.75%; 12/01/05                                           355,000                 361,316
TELEPHONE-INTEGRATED (2.32%)
 ALLTEL
  6.75%; 09/15/05                                           130,000                 131,500
 BellSouth
  4.26%; 04/26/21                                           325,000                 325,000
 British Telecommunications
  7.88%; 12/15/05                                           345,000                 353,644
 Deutsche Telekom International Finance
  8.25%; 06/15/05                                           170,000                 170,954
 France Telecom
  7.45%; 03/01/06 /1/                                       175,000                 180,064
 GTE Florida
  6.25%; 11/15/05 /6/                                       150,000                 152,069
 New England Telephone & Telegraph
  5.88%; 04/15/09                                           220,000                 228,919
 Royal KPN
  7.50%; 10/01/05                                            60,000                  60,961
 SBC Communications
  5.75%; 05/02/06                                           325,000                 330,815
 Sprint Capital
  7.13%; 01/30/06                                           335,000                 342,276
  7.63%; 01/30/11                                           250,000                 282,190
 Telecom Italia Capital
  4.00%; 11/15/08                                           260,000                 254,502
  4.00%; 01/15/10 /2/                                       125,000                 120,750
 Telefonos de Mexico
  4.50%; 11/19/08                                           100,000                  98,489
                                                                                  3,032,133
TEXTILE-HOME FURNISHINGS (0.10%)
 Mohawk Industries
  6.50%; 04/15/07                                           125,000                 130,440
TRANSPORT-RAIL (1.06%)
 Burlington Northern Santa Fe
  6.38%; 12/15/05                                           330,000                 335,248
 CSX
  3.05%; 08/03/06 /1/                                       125,000                 125,255
  6.25%; 10/15/08                                           120,000                 126,984
                                                        Principal
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TRANSPORT-RAIL (CONTINUED)
 Norfolk Southern
                                                       $                       $
  8.38%; 05/15/05                                           325,000                 325,405
 Union Pacific
  3.88%; 02/15/09                                           200,000                 195,661
  7.60%; 05/01/05                                           275,000                 275,000
                                                                                  1,383,553
WIRELESS EQUIPMENT (0.18%)
 TeleCorp PCS
  10.63%; 07/15/10                                          225,000                 239,720
                                                       TOTAL BONDS              116,713,637

                                                        Principal
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (4.37%)
4.50%; 10/01/09                                             210,907                 211,383
4.50%; 12/01/09                                             337,367                 338,128
4.50%; 01/01/10                                             124,921                 125,273
4.50%; 02/01/10                                             678,844                 680,755
4.50%; 04/01/10                                             283,999                 284,799
4.50%; 09/01/10                                             259,982                 260,714
4.50%; 10/01/10                                             591,220                 592,884
4.50%; 11/01/10                                             296,251                 297,085
4.50%; 02/01/11                                              92,652                  92,965
4.50%; 04/01/11                                             212,684                 213,403
4.50%; 06/01/11                                             648,429                 649,576
4.50%; 07/01/11                                             232,529                 233,316
4.50%; 10/01/11                                             291,033                 292,017
4.50%; 11/01/11                                             734,357                 736,841
5.00%; 09/01/09                                             129,053                 131,097
5.50%; 12/01/08                                              36,030                  36,633
5.50%; 02/01/09                                              70,214                  71,429
5.50%; 03/01/09                                              41,613                  42,333
5.50%; 04/01/09                                              93,776                  95,399
6.50%; 04/01/09                                              25,086                  26,132
6.50%; 04/01/15                                              12,882                  13,492
7.00%; 12/01/22                                             176,240                 187,091
7.25%; 12/01/07                                              25,876                  26,493
7.50%; 12/01/29                                               5,850                   6,284
8.00%; 12/01/11                                              13,546                  14,080
8.00%; 10/01/22                                               2,316                   2,510
8.25%; 01/01/12                                               6,604                   6,942
9.00%; 09/01/09                                              44,537                  45,688
                                          TOTAL FHLMC CERTIFICATES                5,714,742



                                                        Principal
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (2.80%)
                                                       $                       $
4.00%; 05/01/10                                             470,432                 464,665
4.00%; 06/01/10                                             230,251                 227,428
4.00%; 07/01/10                                             356,394                 352,025
4.00%; 08/01/10                                             218,611                 215,931
4.32%; 08/01/34 /1/                                         572,385                 572,397
4.50%; 03/01/10                                             341,471                 342,074
4.50%; 08/01/11                                             556,153                 557,442
4.50%; 09/01/11                                             253,724                 254,312
5.50%; 02/01/09                                             230,188                 234,123
5.50%; 10/01/09                                             155,430                 158,087
6.00%; 07/01/28                                             101,023                 104,061
7.50%; 10/01/29                                              35,416                  37,979
8.00%; 10/01/06                                               3,229                   3,280
8.00%; 05/01/27                                              18,225                  19,871
8.50%; 05/01/22                                              94,088                 102,519
9.00%; 02/01/25                                              13,538                  14,838
                                           TOTAL FNMA CERTIFICATES                3,661,032

                                                        Principal
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
TREASURY BONDS (4.69%)
 U.S. Treasury Inflation-Indexed Obligations
  4.25%; 01/15/10                                         5,357,013               6,127,919
                                              TOTAL TREASURY BONDS                6,127,919

                                                        Principal
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.93%)
MONEY CENTER BANKS (0.93%)
 Investment in Joint Trading Account; Citicorp
  2.95%; 05/02/05                                         1,211,051               1,211,051
                                            TOTAL COMMERCIAL PAPER                1,211,051

                                                         Maturity
                                                          Amount                   Value
---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.12%)
  Deutsche Bank Securities; 2.96%; dated
  04/29/05 maturing 05/02/05 (collateralized by
  Federal National Mortgage Association;                                       $
  $161,527; 04/26/17) /7/                              $    158,399                 158,360
                                       TOTAL REPURCHASE AGREEMENTS                  158,360
                                                                               ------------

                             TOTAL PORTFOLIO INVESTMENTS (102.14%)              133,586,741
LIABILITIES, NET OF CASH AND RECEIVABLES (-2.14%)                                (2,793,163)
                                        TOTAL NET ASSETS (100.00%)             $130,793,578
                                                                               ---------------

/1 /Variable rate.
/2 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, the value of these securities totaled $5,683,896 or 4.35% of net assets.
/3 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $5,471,344 or 4.18% of net assets.
/4 /Non-income producing security.
/5 /Security purchased on a when-issued basis. See Notes to Financial
  Statements.
/6 /Security or a portion of the security was on loan at the end of the period. /7 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $    316,766
Unrealized Depreciation                        (2,030,994)
                                             ------------
Net Unrealized Appreciation (Depreciation)     (1,714,228)
Cost for federal income tax purposes         $135,300,969


                                                 Notional    Unrealized
                 Description                      Amount     Gain (Loss)
-------------------------------------------------------------------------
SWAP AGREEMENTS
TOTAL RETURN SWAPS
Receive a monthly return equal to the Lehman    $6,650,000     $86,481
ERISA Eligible CMBS Index and pay monthly a
floating rate based on 1-month LIBOR less 15
basis points with Deutsche Bank. Expires June
2005.


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                               Value                 Percentage of
                                                             Total Value
-------------------------------------------------------------------------------
                                   $
 Mortgage Securities                  34,323,021                 25.68%
 Financial                            28,950,672                 21.66
 Asset Backed Securities              22,614,534                 16.92
 Government                           20,470,244                 15.32
 Communications                        8,020,790                  6.00
 Utilities                             5,229,613                  3.91
 Consumer, Non-cyclical                3,756,156                  2.81
 Industrial                            3,647,914                  2.73
 Consumer, Cyclical                    3,046,819                  2.28
 Energy                                1,690,200                  1.26
 Basic Materials                       1,260,782                  0.94
 Technology                              575,996                  0.43
 Swap Agreements                          86,481                  0.06
                    TOTAL           $133,673,222                100.00%
                                   ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL MIDCAP FUND, INC.

                           APRIL 30, 2005 (UNAUDITED)

                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (98.32%)
ADVERTISING AGENCIES (0.63%)
                                                                             $
 Interpublic Group /1/                                   271,394               3,490,127
AEROSPACE & DEFENSE EQUIPMENT (1.46%)
 Alliant Techsystems /1/                                 116,127               8,033,666
AGRICULTURAL OPERATIONS (0.59%)
 Delta & Pine Land                                       129,633               3,266,752
APPAREL MANUFACTURERS (0.70%)
 Polo Ralph Lauren                                       109,604               3,847,100
APPLICATIONS SOFTWARE (0.99%)
 Intuit /1/                                              134,487               5,419,826
BROADCASTING SERVICES & PROGRAMMING (1.80%)
 Liberty Media /1/                                       984,740               9,886,790
BUILDING & CONSTRUCTION PRODUCTS-
MISCELLANEOUS (1.07%)
 Vulcan Materials                                        110,896               5,881,924
BUILDING PRODUCTS-WOOD (0.86%)
 Rayonier                                                 94,666               4,757,913
CABLE TV (0.75%)
 Liberty Media International /1/                         100,021               4,147,871
CASINO HOTELS (1.63%)
 Harrah's Entertainment                                  136,800               8,976,816
COMMERCIAL BANKS (5.67%)
 M&T Bank                                                 63,640               6,583,558
 Marshall & Ilsley                                        80,311               3,424,461
 North Fork Bancorp                                      263,594               7,420,171
 TCF Financial                                           543,525              13,745,747
                                                                              31,173,937
COMMERCIAL SERVICE-FINANCE (2.78%)
 Dun & Bradstreet /1/                                     80,414               5,021,050
 MoneyGram International                                 154,274               2,992,916
 Paychex                                                 238,475               7,297,335
                                                                              15,311,301
COMMERCIAL SERVICES (3.71%)
 Arbitron                                                204,657               8,661,084
 Magellan Health Services /1/                             85,725               2,919,794
 ServiceMaster                                           312,749               4,012,570
 Weight Watchers International /1/                       114,926               4,798,160
                                                                              20,391,608
COMPUTER SERVICES (2.99%)
 Ceridian /1/                                            263,769               4,449,783
 DST Systems /1/                                         117,442               5,331,867
 Sungard Data Systems /1/                                199,994               6,679,799
                                                                              16,461,449
COMPUTERS-INTEGRATED SYSTEMS (3.30%)
 Diebold                                                 169,698               8,208,292
 NCR /1/                                                 301,066               9,935,178
                                                                              18,143,470
COMPUTERS-MEMORY DEVICES (1.10%)
 Storage Technology /1/                                  217,531               6,047,362
                                                 s
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-PERIPHERAL EQUIPMENT (0.79%)
                                                                            $
 Lexmark International /1/                                62,522               4,342,153
DATA PROCESSING & MANAGEMENT (1.50%)
 Certegy                                                 126,780               4,618,595
 Reynolds & Reynolds                                     138,191               3,644,097
                                                                               8,262,692
DENTAL SUPPLIES & EQUIPMENT (0.82%)
 Dentsply International                                   82,184               4,492,177
DIVERSIFIED MANUFACTURING OPERATIONS (1.02%)
 Dover                                                    82,337               2,993,773
 Lancaster Colony                                         62,964               2,616,784
                                                                               5,610,557
DIVERSIFIED OPERATIONS (0.98%)
 Brascan                                                 149,137               5,371,915
DIVERSIFIED OPERATORS-COMMERCIAL
SERVICES (0.93%)
 Aramark                                                 208,029               5,098,791
ELECTRIC-INTEGRATED (1.94%)
 Ameren                                                  131,729               6,810,389
 Scana                                                    99,139               3,850,559
                                                                              10,660,948
ELECTRONIC COMPONENTS-MISCELLANEOUS (2.62%)
 Gentex                                                  444,650              14,433,339
FOOD-CANNED (1.06%)
 Del Monte Foods /1/                                     558,322               5,823,298
FOOD-DAIRY PRODUCTS (0.52%)
 Dean Foods /1/                                           82,522               2,835,456
FOOD-MISCELLANEOUS/DIVERSIFIED (0.75%)
 McCormick                                               119,378               4,129,285
GOLD MINING (1.21%)
 Newmont Mining                                          174,766               6,635,865
HOSPITAL BEDS & EQUIPMENT (1.03%)
 Hillenbrand Industries                                  102,880               5,681,034
INSURANCE BROKERS (1.65%)
 Aon                                                     270,495               5,639,821
 Arthur J. Gallagher                                     124,165               3,456,753
                                                                               9,096,574
INVESTMENT MANAGEMENT & ADVISORY
SERVICES (1.34%)
 Eaton Vance                                             105,317               2,467,577
 Federated Investors                                     172,960               4,920,712
                                                                               7,388,289
LIFE & HEALTH INSURANCE (2.49%)
 Aflac                                                   223,797               9,097,348
 Torchmark                                                85,639               4,575,692
                                                                              13,673,040
LINEN SUPPLY & RELATED ITEMS (2.24%)
 Cintas                                                  318,790              12,302,106
LOTTERY SERVICES (1.68%)
 GTECH Holdings                                          378,610               9,264,587
                                                 s

                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-PRINT TRADE (1.68%)
                                                                            $
 Zebra Technologies /1/                                  193,024               9,218,826
MEDICAL INFORMATION SYSTEM (2.11%)
 IMS Health                                              484,452              11,617,159
MEDICAL INSTRUMENTS (1.84%)
 Beckman Coulter                                          84,043               5,606,508
 Biomet                                                  116,020               4,488,814
                                                                              10,095,322
MEDICAL LABORATORY & TESTING SERVICE (1.47%)
 Laboratory Corp. of America Holdings /1/                163,608               8,098,596
MEDICAL PRODUCTS (1.39%)
 Varian Medical Systems /1/                              227,288               7,668,697
MEDICAL-DRUGS (3.38%)
 Medimmune /1/                                           262,580               6,661,655
 Shire Pharmaceuticals Group                             151,393               4,705,294
 Valeant Pharmaceuticals International                   348,996               7,241,667
                                                                              18,608,616
MEDICAL-HMO (0.84%)
 Coventry Health Care /1/                                 67,605               4,626,210
MEDICAL-HOSPITALS (0.58%)
 Health Management Associates                            129,823               3,210,523
METAL-DIVERSIFIED (1.17%)
 Freeport-McMoran Copper & Gold                          186,321               6,457,886
MULTI-LINE INSURANCE (1.21%)
 Loews                                                    93,902               6,655,774
MULTIMEDIA (0.82%)
 E.W. Scripps                                             88,096               4,486,729
NON-HAZARDOUS WASTE DISPOSAL (1.76%)
 Republic Services                                       231,509               8,010,211
 Waste Management                                         58,998               1,680,853
                                                                               9,691,064
OFFICE AUTOMATION & EQUIPMENT (0.62%)
 Pitney Bowes                                             75,903               3,394,382
OIL COMPANY-EXPLORATION & PRODUCTION (2.68%)
 Encore Acquisition /1/                                   92,495               3,396,416
 Pioneer Natural Resources                               149,274               6,069,481
 XTO Energy                                              174,621               5,268,316
                                                                              14,734,213
OIL COMPANY-INTEGRATED (0.83%)
 Marathon Oil                                             98,350               4,580,160
OIL-FIELD SERVICES (1.78%)
 BJ Services                                             132,463               6,457,571
 Weatherford International /1/                            63,764               3,325,293
                                                                               9,782,864
PHOTO EQUIPMENT & SUPPLIES (0.70%)
 Eastman Kodak                                           153,681               3,842,025
PIPELINES (2.30%)
 Equitable Resources                                      76,923               4,433,842

                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PIPELINES (CONTINUED)
                                                                            $
 Questar                                                 140,822               8,224,005
                                                                              12,657,847
POWER CONVERTER & SUPPLY EQUIPMENT (0.72%)
 American Power Conversion                               162,356               3,938,757
PROPERTY & CASUALTY INSURANCE (3.03%)
 Fidelity National Financial                             239,713               7,697,184
 Markel /1/                                                8,677               2,977,079
 Mercury General                                         113,961               6,023,979
                                                                              16,698,242
REAL ESTATE OPERATOR & DEVELOPER (1.11%)
 Catellus Development                                     91,858               2,544,467
 Forest City Enterprises                                  56,743               3,583,320
                                                                               6,127,787
REINSURANCE (1.30%)
 Everest Re Group                                         87,294               7,175,567
RETAIL-AUTOMOBILE (0.10%)
 Carmax /1/                                               19,579                 534,115
RETAIL-DISCOUNT (1.46%)
 TJX                                                     354,928               8,039,119
RETAIL-JEWELRY (0.99%)
 Tiffany                                                 181,080               5,459,562
RETAIL-REGIONAL DEPARTMENT STORE (1.30%)
 Neiman Marcus Group                                      72,820               7,159,662
RETAIL-RESTAURANTS (1.58%)
 Yum! Brands                                             185,247               8,699,199
TELEPHONE-INTEGRATED (2.49%)
 Citizens Communications                                 767,487               9,785,459
 Telephone & Data Systems                                 50,532               3,900,565
                                                                              13,686,024
TEXTILE-HOME FURNISHINGS (1.13%)
 Mohawk Industries /1/                                    80,138               6,235,538
TOYS (0.82%)
 Mattel                                                  251,378               4,537,373
TRANSPORT-TRUCK (0.53%)
 Heartland Express                                       158,513               2,938,831
                                            TOTAL COMMON STOCKS              540,996,687


                                                 Principal
                                                   Amount                   Value
------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.79%)
MONEY CENTER BANKS (1.79%)
 Investment in Joint Trading Account; Citicorp
                                                  $                    $
  2.95%; 05/02/05                                      9,870,797               9,870,797
                                          TOTAL COMMERCIAL PAPER               9,870,797
                                                                            ------------

                            TOTAL PORTFOLIO INVESTMENTS (100.11%)            550,867,484
LIABILITIES, NET OF CASH, RECEIVABLES, AND
  OTHER ASSETS (-0.11%)                                                         (599,552)
                                     TOTAL NET ASSETS (100.00%)             $550,267,932
                                                                         ---------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 95,769,704
Unrealized Depreciation                       (12,835,287)
                                             ------------
Net Unrealized Appreciation (Depreciation)     82,934,417
Cost for federal income tax purposes         $467,933,067

                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                              Value                 Percentage of
                                                            Total Value
------------------------------------------------------------------------------
 Consumer, Non-cyclical            $114,316,616                 20.75%
 Financial                          107,860,007                 19.58
 Technology                          78,709,544                 14.29
 Consumer, Cyclical                  75,055,178                 13.62
 Industrial                          63,588,989                 11.54
 Energy                              41,755,082                  7.58
 Communications                      35,697,541                  6.48
 Basic Materials                     17,851,664                  3.24
 Utilities                           10,660,948                  1.94
 Diversified                          5,371,915                  0.98
                   TOTAL           $550,867,484                100.00%
                                  ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                    PRINCIPAL PARTNERS BLUE CHIP FUND, INC.

                           APRIL 30, 2005 (UNAUDITED)

                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (99.69%)
AEROSPACE & DEFENSE (2.97%)
                                                                            $
 Boeing                                                   39,300               2,339,136
 Northrop Grumman                                         19,000               1,041,960
 Raytheon                                                 26,600               1,000,426
                                                                               4,381,522
AEROSPACE & DEFENSE EQUIPMENT (0.78%)
 General Dynamics                                          2,300                 241,615
 United Technologies                                       9,000                 915,480
                                                                               1,157,095
AGRICULTURAL OPERATIONS (0.65%)
 Monsanto                                                 16,400                 961,368
APPAREL MANUFACTURERS (0.20%)
 Coach /1/                                                10,800                 289,440
APPLICATIONS SOFTWARE (3.25%)
 Microsoft                                               190,044               4,808,113
ATHLETIC FOOTWEAR (0.16%)
 Nike                                                      3,144                 241,491
AUDIO & VIDEO PRODUCTS (0.52%)
 Harman International Industries                           9,700                 762,226
AUTO-CARS & LIGHT TRUCKS (0.51%)
 Ford Motor                                               83,200                 757,952
BATTERIES & BATTERY SYSTEMS (0.23%)
 Energizer Holdings /1/                                    5,900                 336,123
BEVERAGES-NON-ALCOHOLIC (1.36%)
 Coca-Cola                                                23,900               1,038,216
 Pepsico                                                  17,472                 972,142
                                                                               2,010,358
BROADCASTING SERVICES & PROGRAMMING (0.36%)
 Liberty Media /1/                                        52,300                 525,092
CABLE TV (1.36%)
 Comcast /1/                                              24,200                 777,062
 Comcast /1/                                              39,000               1,237,470
                                                                               2,014,532
CASINO HOTELS (0.14%)
 MGM Mirage /1/                                            3,000                 209,430
CELLULAR TELECOMMUNICATIONS (0.54%)
 Nextel Communications /1/                                24,400                 682,956
 U.S. Cellular /1/                                         2,400                 110,880
                                                                                 793,836
CHEMICALS-DIVERSIFIED (0.42%)
 E. I. Du Pont de Nemours                                 13,200                 621,852
CHEMICALS-SPECIALTY (0.36%)
 Lubrizol                                                 13,800                 535,026
COMMERCIAL BANKS (0.47%)
 Bank of Hawaii                                            8,600                 407,210
 UnionBanCal                                               4,700                 289,332
                                                                                 696,542
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICE-FINANCE (0.66%)
                                                                            $
 Moody's                                                  11,800                 969,252
COMPUTER AIDED DESIGN (0.60%)
 Autodesk                                                 28,000                 891,240
COMPUTER SERVICES (0.59%)
 Computer Sciences /1/                                    20,200                 878,296
COMPUTERS (1.91%)
 Hewlett-Packard                                          51,700               1,058,299
 International Business Machines                          23,000               1,756,740
                                                                               2,815,039
COMPUTERS-INTEGRATED SYSTEMS (0.85%)
 Dell /1/                                                 36,100               1,257,363
CONSULTING SERVICES (0.16%)
 Accenture /1/                                            11,106                 241,000
CONSUMER PRODUCTS-MISCELLANEOUS (0.09%)
 American Greetings                                        5,700                 129,105
CONTAINERS-METAL & GLASS (0.13%)
 Owens-Illinois /1/                                        7,700                 188,804
COSMETICS & TOILETRIES (2.77%)
 Gillette                                                 10,100                 521,564
 Procter & Gamble                                         65,990               3,573,358
                                                                               4,094,922
DISTRIBUTION-WHOLESALE (0.25%)
 Ingram Micro /1/                                         22,500                 374,850
DIVERSIFIED MANUFACTURING OPERATIONS (5.08%)
 General Electric                                        138,083               4,998,605
 ITT Industries                                            3,900                 352,794
 Tyco International                                       68,900               2,157,259
                                                                               7,508,658
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.68%)
 Cendant                                                  50,500               1,005,455
ELECTRIC PRODUCTS-MISCELLANEOUS (0.73%)
 Emerson Electric                                         17,100               1,071,657
ELECTRIC-INTEGRATED (1.85%)
 Edison International                                     27,200                 987,360
 PG&E                                                     46,700               1,621,424
 Sierra Pacific Resources /1/ /2/                         11,400                 123,348
                                                                               2,732,132
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.52%)
 Freescale Semiconductor /1/                              31,700                 593,424
 Freescale Semiconductor /1/                              33,451                 630,886
 Intel                                                    89,868               2,113,695
 Texas Instruments                                        15,500                 386,880
                                                                               3,724,885
ENTERPRISE SOFTWARE & SERVICE (0.09%)
 BMC Software /1/                                          6,200                 100,440
 Computer Associates International                         1,100                  29,590
                                                                                 130,030
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERTAINMENT SOFTWARE (0.08%)
                                                                            $
 Electronic Arts /1/                                       2,300                 122,797
FIDUCIARY BANKS (0.23%)
 State Street                                              7,500                 346,725
FINANCE-AUTO LOANS (0.48%)
 AmeriCredit /1/                                          30,400                 711,360
FINANCE-CREDIT CARD (0.20%)
 American Express                                          5,700                 300,390
FINANCE-INVESTMENT BANKER & BROKER (4.30%)
 Bear Stearns                                              3,200                 302,912
 Citigroup                                                74,590               3,502,747
 Lehman Brothers Holdings                                  2,800                 256,816
 Merrill Lynch                                            42,398               2,286,524
                                                                               6,348,999
FINANCIAL GUARANTEE INSURANCE (0.61%)
 MBIA                                                     17,100                 895,698
FOOD-CONFECTIONERY (0.21%)
 Hershey                                                   4,800                 306,720
FOOD-FLOUR & GRAIN (0.56%)
 Archer Daniels Midland                                   46,000                 827,540
FOOD-MEAT PRODUCTS (0.55%)
 Tyson Foods                                              48,100                 812,409
FOOD-MISCELLANEOUS/DIVERSIFIED (0.19%)
 Kraft Foods                                               8,900                 288,449
FOOD-RETAIL (0.25%)
 Albertson's /2/                                          18,900                 374,031
FOOD-WHOLESALE & DISTRIBUTION (0.31%)
 Supervalu                                                14,400                 454,464
GOLD MINING (0.06%)
 Newmont Mining                                            2,300                  87,331
HOTELS & MOTELS (0.24%)
 Choice Hotels International                               5,800                 351,016
INDEPENDENT POWER PRODUCER (0.43%)
 NRG Energy /1/                                           20,500                 637,550
INDUSTRIAL AUTOMATION & ROBOTS (0.22%)
 Rockwell Automation                                       6,900                 318,987
INDUSTRIAL GASES (0.32%)
 Air Products & Chemicals                                  8,100                 475,713
INTERNET SECURITY (0.15%)
 Symantec /1/                                             11,700                 219,726
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.38%)
 Franklin Resources                                        8,200                 563,176
LIFE & HEALTH INSURANCE (0.35%)
 Genworth Financial                                       10,000                 279,500
 UnumProvident                                            14,000                 234,080
                                                                                 513,580
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-CONSTRUCTION & MINING (0.24%)
                                                                            $
 Caterpillar                                               3,960                 348,678
MACHINERY-GENERAL INDUSTRY (0.28%)
 Ingersoll-Rand                                            5,400                 415,098
MACHINERY-PUMPS (0.07%)
 Graco                                                     2,900                  97,933
MEDICAL INSTRUMENTS (0.79%)
 Guidant                                                   3,400                 251,872
 Medtronic                                                17,300                 911,710
                                                                               1,163,582
MEDICAL PRODUCTS (3.32%)
 Baxter International                                     15,600                 578,760
 Becton Dickinson                                         12,600                 737,352
 Johnson & Johnson                                        45,800               3,143,254
 Zimmer Holdings /1/                                       5,400                 439,668
                                                                               4,899,034
MEDICAL-BIOMEDICAL/GENE (1.91%)
 Amgen /1/                                                38,726               2,254,240
 Biogen Idec /1/                                           4,000                 144,960
 Genzyme /1/                                               7,100                 416,131
                                                                               2,815,331
MEDICAL-DRUGS (6.56%)
 Abbott Laboratories                                      25,533               1,255,202
 Allergan                                                 10,200                 717,978
 Eli Lilly                                                16,233                 949,144
 Merck                                                    39,900               1,352,610
 Pfizer                                                  135,650               3,685,610
 Schering-Plough                                          41,600                 868,192
 Wyeth                                                    19,232                 864,286
                                                                               9,693,022
MEDICAL-HMO (1.25%)
 Aetna                                                    14,200               1,041,854
 UnitedHealth Group                                        2,200                 207,922
 WellPoint /1/                                             4,700                 600,425
                                                                               1,850,201
MEDICAL-HOSPITALS (0.26%)
 HCA                                                       6,900                 385,296
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.31%)
 AmerisourceBergen                                         7,400                 453,472
METAL-ALUMINUM (0.32%)
 Alcoa                                                    16,181                 469,573
METAL-DIVERSIFIED (0.32%)
 Rio Tinto                                                 3,900                 470,340
MISCELLANEOUS INVESTING (0.48%)
 Equity Office Properties Trust                           16,700                 525,549
 Prologis Trust                                            4,500                 178,155
                                                                                 703,704
MONEY CENTER BANKS (4.32%)
 Bank of America                                          94,118               4,239,075
 JP Morgan Chase                                          60,260               2,138,627
                                                                               6,377,702
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (3.27%)
                                                                            $
 American International Group                             27,487               1,397,714
 Cigna                                                     1,200                 110,376
 Cincinnati Financial                                      2,940                 118,306
 Loews                                                    13,300                 942,704
 MetLife                                                  28,800               1,120,320
 Prudential Financial                                     20,100               1,148,715
                                                                               4,838,135
MULTIMEDIA (4.34%)
 McGraw-Hill                                               1,500                 130,620
 Time Warner /1/                                         170,519               2,866,424
 Viacom                                                   67,990               2,353,814
 Walt Disney                                              40,300               1,063,920
                                                                               6,414,778
NETWORKING PRODUCTS (0.95%)
 Cisco Systems /1/                                        81,519               1,408,648
OIL & GAS DRILLING (0.39%)
 GlobalSantaFe                                            14,300                 480,480
 Transocean /1/                                            2,100                  97,377
                                                                                 577,857
OIL COMPANY-EXPLORATION & PRODUCTION (2.05%)
 Anadarko Petroleum                                       13,800               1,007,952
 Apache                                                    6,700                 377,143
 Burlington Resources                                     21,200               1,030,532
 Devon Energy                                              4,000                 180,680
 Noble Energy                                              6,700                 429,604
                                                                               3,025,911
OIL COMPANY-INTEGRATED (5.80%)
 ChevronTexaco                                             6,300                 327,600
 ConocoPhillips                                           23,600               2,474,460
 Exxon Mobil                                              72,291               4,122,756
 Occidental Petroleum                                     23,800               1,642,200
                                                                               8,567,016
OIL REFINING & MARKETING (0.21%)
 Sunoco                                                    3,200                 317,632
OIL-FIELD SERVICES (0.54%)
 Halliburton                                              16,700                 694,553
 Tidewater                                                 2,800                  96,516
                                                                                 791,069
PHARMACY SERVICES (0.40%)
 Caremark Rx /1/                                          14,800                 592,740
PHOTO EQUIPMENT & SUPPLIES (0.23%)
 Eastman Kodak                                            13,900                 347,500
PROPERTY & CASUALTY INSURANCE (0.37%)
 St. Paul                                                 15,403                 551,427
RECREATIONAL VEHICLES (0.48%)
 Polaris Industries                                       12,300                 707,988
REGIONAL BANKS (2.82%)
 U.S. Bancorp                                             41,400               1,155,060
 Wachovia                                                 32,700               1,673,586
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                            $
 Wells Fargo                                              22,200               1,330,668
                                                                               4,159,314
RETAIL-AUTO PARTS (0.10%)
 Autozone /1/                                              1,800                 149,400
RETAIL-AUTOMOBILE (0.59%)
 AutoNation /1/                                           48,000                 876,960
RETAIL-BUILDING PRODUCTS (0.41%)
 Lowe's                                                   11,600                 604,476
RETAIL-CONSUMER ELECTRONICS (0.24%)
 Circuit City Stores                                      22,321                 352,672
RETAIL-DISCOUNT (1.16%)
 Target                                                    9,200                 426,880
 Wal-Mart Stores                                          27,370               1,290,222
                                                                               1,717,102
RETAIL-DRUG STORE (0.18%)
 CVS                                                       5,300                 273,374
RETAIL-REGIONAL DEPARTMENT STORE (0.13%)
 Dillard's                                                 8,200                 190,814
RETAIL-VARIETY STORE (0.07%)
 99 Cents Only Stores /1/                                  9,200                 101,936
SAVINGS & LOANS-THRIFTS (0.78%)
 Golden West Financial                                     3,500                 218,155
 Washington Mutual                                        22,800                 942,096
                                                                               1,160,251
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.26%)
 Analog Devices                                           11,300                 385,443
STEEL PRODUCERS (0.94%)
 Nucor                                                    15,500                 792,050
 United States Steel                                      14,000                 598,640
                                                                               1,390,690
TELECOMMUNICATION EQUIPMENT (0.95%)
 Qualcomm                                                 40,300               1,406,067
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.16%)
 Corning /1/                                              16,800                 231,000
TELEPHONE-INTEGRATED (2.60%)
 CenturyTel                                               27,600                 847,044
 SBC Communications                                       12,600                 299,880
 Sprint                                                   29,900                 665,574
 Telephone & Data Systems                                  3,100                 239,289
 Verizon Communications                                   50,000               1,790,000
                                                                               3,841,787
THERAPEUTICS (0.39%)
 ImClone Systems /1/                                      18,100                 576,485
TOBACCO (2.17%)
 Altria Group                                             23,800               1,546,762
 Reynolds American                                        11,800                 920,046
 UST                                                      16,000                 732,800
                                                                               3,199,608
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-RAIL (1.19%)
                                                                            $
 Burlington Northern Santa Fe                             19,100                 921,575
 Norfolk Southern                                         26,600                 835,240
                                                                               1,756,815
TRANSPORT-TRUCK (0.09%)
 J.B. Hunt Transport Services                              3,300                 128,997
WEB PORTALS (1.49%)
 Google /1/                                                1,100                 242,000
 Yahoo /1/                                                56,700               1,956,717
                                                                               2,198,717
WIRELESS EQUIPMENT (0.15%)
 Motorola                                                 14,400                 220,896
                                            TOTAL COMMON STOCKS              147,277,818

                                                  Maturity
                                                   Amount                   Value
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.35%)
  Goldman Sachs; 2.80%; dated 04/29/05
  maturing 05/02/05 (collateralized by U.S.
  Treasury; $518,164; 05/15/16) /3/                     $508,119            $    508,000
                                    TOTAL REPURCHASE AGREEMENTS                  508,000
                                                                            ------------

                          TOTAL PORTFOLIO INVESTMENTS (100.04%)              147,785,818
LIABILITIES, NET OF CASH, RECEIVABLES, AND OTHER ASSETS
 (-0.04%)                                                                        (53,063)
                                     TOTAL NET ASSETS (100.00%)             $147,732,755
                                                                            ---------------

                            SCHEDULE OF INVESTMENTS
                    PRINCIPAL PARTNERS BLUE CHIP FUND, INC.

                           APRIL 30, 2005 (UNAUDITED)


   Contract                    Opening       Current      Unrealized
     Type        Commitment  Market Value  Market Value   Gain(Loss)
---------------------------------------------------------------------
FUTURES CONTRACTS
4 S&P 500 eMini    Buy         $239,760      $231,700     $ (8,060)
June 2005
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was on loan at the end of the period. /3 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 17,240,092
Unrealized Depreciation                       (16,443,427)
                                             ------------
Net Unrealized Appreciation (Depreciation)        796,665
Cost for federal income tax purposes         $146,989,153


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                              Value                 Percentage of
                                                            Total Value
------------------------------------------------------------------------------
                                  $
 Consumer, Non-cyclical              38,103,845                 25.74%
 Financial                           28,675,003                 19.37
 Communications                      19,275,079                 13.02
 Industrial                          18,057,867                 12.20
 Technology                          15,013,206                 10.14
 Energy                              13,279,485                  8.97
 Consumer, Cyclical                   7,961,126                  5.38
 Basic Materials                      4,050,525                  2.74
 Utilities                            3,369,682                  2.28
 Futures Contracts                      231,700                  0.16
                   TOTAL           $148,017,518                100.00%
                                  ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                                      139

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC.

                           APRIL 30, 2005 (UNAUDITED)

                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (98.93%)
AGRICULTURAL OPERATIONS (0.75%)
                                                                      $
 Monsanto                                            7,600              445,512
AIRLINES (0.78%)
 Southwest Airlines                                 31,100              462,768
APPLICATIONS SOFTWARE (5.20%)
 Mercury Interactive /1/                             9,400              388,502
 Microsoft                                          87,100            2,203,630
 Red Hat /1/                                        45,200              485,900
                                                                      3,078,032
BROADCASTING SERVICES & PROGRAMMING (1.23%)
 Liberty Media /1/                                  72,300              725,892
CABLE TV (2.11%)
 Rogers Communications                              43,400            1,248,184
CASINO SERVICES (1.89%)
 International Game Technology                      41,600            1,118,624
CELLULAR TELECOMMUNICATIONS (4.58%)
 Nextel Communications /1/                          49,800            1,393,902
 Nextel Partners /1/                                56,200            1,321,824
                                                                      2,715,726
COMPUTERS (0.90%)
 Research In Motion /1/                              8,300              534,603
COMPUTERS-INTEGRATED SYSTEMS (3.23%)
 Dell /1/                                           54,900            1,912,167
COMPUTERS-MEMORY DEVICES (1.68%)
 EMC /1/                                            75,700              993,184
CONSULTING SERVICES (1.61%)
 Accenture /1/                                      43,900              952,630
CRUISE LINES (1.77%)
 Carnival                                           21,500            1,050,920
DATA PROCESSING & MANAGEMENT (1.01%)
 Automatic Data Processing                          13,800              599,472
DIVERSIFIED MANUFACTURING OPERATIONS (8.40%)
 Danaher                                            28,400            1,437,892
 General Electric                                   69,100            2,501,420
 Tyco International                                 33,200            1,039,492
                                                                      4,978,804
E-COMMERCE-SERVICES (1.89%)
 eBay /1/                                           14,600              463,258
 InterActiveCorp /1/                                30,200              656,548
                                                                      1,119,806
ELECTRONIC COMPONENTS-SEMICONDUCTOR (5.16%)
 Intel                                              75,200            1,768,704
 Xilinx                                             47,800            1,287,732
                                                                      3,056,436
ENTERPRISE SOFTWARE & SERVICE (1.39%)
 Oracle /1/                                         71,000              820,760
ENTERTAINMENT SOFTWARE (0.28%)
 Electronic Arts /1/                                 3,100              165,509
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FIDUCIARY BANKS (2.54%)
                                                                      $
 State Street                                       32,500            1,502,475
FINANCE-CONSUMER LOANS (1.20%)
 SLM                                                14,900              709,836
FINANCE-INVESTMENT BANKER & BROKER (3.80%)
 Citigroup                                          36,900            1,732,824
 Morgan Stanley                                      9,800              515,676
                                                                      2,248,500
FOOD-WHOLESALE & DISTRIBUTION (1.83%)
 Sysco                                              31,300            1,082,980
INTERNET BROKERS (1.42%)
 Ameritrade Holding /1/                             80,200              840,496
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.80%)
 Franklin Resources                                 15,500            1,064,540
MEDICAL INSTRUMENTS (1.75%)
 Medtronic                                          19,700            1,038,190
MEDICAL-BIOMEDICAL/GENE (3.50%)
 Amgen /1/                                          14,100              820,761
 Genentech /1/                                      17,700            1,255,638
                                                                      2,076,399
MEDICAL-HMO (6.63%)
 UnitedHealth Group                                 24,000            2,268,240
 WellPoint /1/                                      13,000            1,660,750
                                                                      3,928,990
MULTI-LINE INSURANCE (0.95%)
 American International Group                       11,100              564,435
MULTIMEDIA (1.16%)
 E.W. Scripps                                       13,500              687,555
NETWORKING PRODUCTS (2.42%)
 Cisco Systems /1/                                  23,800              411,264
 Juniper Networks /1/                               45,300            1,023,327
                                                                      1,434,591
OIL & GAS DRILLING (1.43%)
 Transocean /1/                                     18,300              848,571
OIL-FIELD SERVICES (1.12%)
 Schlumberger                                        9,700              663,577
PHARMACY SERVICES (0.26%)
 Caremark Rx /1/                                     3,800              152,190
RETAIL-DISCOUNT (4.43%)
 Target                                             16,600              770,240
 Wal-Mart Stores                                    39,400            1,857,316
                                                                      2,627,556
RETAIL-DRUG STORE (1.55%)
 Walgreen                                           21,300              917,178
RETAIL-PET FOOD & SUPPLIES (0.66%)
 PETsMART                                           14,600              389,090
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-REGIONAL DEPARTMENT STORE (1.41%)
                                                                      $
 Kohl's /1/                                         17,600              837,760
SCHOOLS (1.90%)
 Apollo Group /1/                                   15,600            1,125,072
SEMICONDUCTOR COMPONENT-INTEGRATED
CIRCUITS (4.68%)
 Analog Devices                                     41,600            1,418,976
 Marvell Technology Group /1/                       19,700              659,556
 Maxim Integrated Products                          18,600              695,640
                                                                      2,774,172
TELECOMMUNICATION EQUIPMENT (0.26%)
 Qualcomm                                            4,500              157,005
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (2.15%)
 Corning /1/                                        92,700            1,274,625
THERAPEUTICS (2.19%)
 Gilead Sciences /1/                                34,900            1,294,790

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC.

                           APRIL 30, 2005 (UNAUDITED)


                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WEB PORTALS (4.03%)

 Google /1/                                           4,000            $   880,000

 Yahoo /1/                                           43,700              1,508,087

                                                                         2,388,087
                                       TOTAL COMMON STOCKS              58,607,689
                                                                       -----------

                      TOTAL PORTFOLIO INVESTMENTS (98.93%)              58,607,689
CASH, RECEIVABLES AND OTHER ASSETS, NET OF
 LIABILITIES (1.07%)                                                       635,907
                                TOTAL NET ASSETS (100.00%)             $59,243,596

                                                                     -------------


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 4,580,504
Unrealized Depreciation                       (7,877,305)
                                             -----------
Net Unrealized Appreciation (Depreciation)    (3,296,801)
Cost for federal income tax purposes         $61,904,490

                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                  Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
 Technology                       $13,934,335                   23.78%
 Consumer,
 Non-cyclical                      12,096,753                   20.64
 Communications                    11,751,471                   20.05
 Consumer, Cyclical                 7,403,896                   12.63
 Financial                          6,930,282                   11.82
 Industrial                         4,978,804                    8.50
 Energy                             1,512,148                    2.58
                 TOTAL            $58,607,689                  100.00%
                                 ----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC.

                           APRIL 30, 2005 (UNAUDITED)

                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (99.10%)
ADVERTISING AGENCIES (0.16%)
                                                                         $
 Omnicom Group                                          1,300                107,770
AEROSPACE & DEFENSE (0.67%)
 Boeing                                                 5,100                303,552
 Rockwell Collins                                       3,600                165,168
                                                                             468,720
AEROSPACE & DEFENSE EQUIPMENT (1.12%)
 General Dynamics                                       2,600                273,130
 Goodrich                                               2,200                 88,660
 Lockheed Martin                                        2,600                158,470
 United Technologies                                    2,600                264,472
                                                                             784,732
AGRICULTURAL CHEMICALS (0.11%)
 Mosaic /1/                                             2,900                 37,265
 Potash Corp. of Saskatchewan                             500                 42,070
                                                                              79,335
AGRICULTURAL OPERATIONS (0.16%)
 Monsanto                                               1,900                111,378
AIRLINES (0.10%)
 Southwest Airlines                                     4,500                 66,960
APPLICATIONS SOFTWARE (2.61%)
 Mercury Interactive /1/                                  400                 16,532
 Microsoft                                             67,000              1,695,100
 Red Hat /1/                                           10,300                110,725
                                                                           1,822,357
ATHLETIC FOOTWEAR (0.15%)
 Nike                                                   1,400                107,534
AUDIO & VIDEO PRODUCTS (0.05%)
 Digital Theater Systems /1/                            2,000                 33,800
AUTO-CARS & LIGHT TRUCKS (0.41%)
 General Motors                                        10,600                282,808
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.15%)
 Paccar                                                 1,500                101,850
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.19%)
 TRW Automotive Holdings /1/                            7,500                133,575
BEVERAGES-NON-ALCOHOLIC (2.24%)
 Coca-Cola                                             17,300                751,512
 Coca-Cola Enterprises                                  3,100                 62,930
 Cott /1/                                               4,000                 89,560
 Pepsico                                               11,900                662,116
                                                                           1,566,118
BREWERY (0.28%)
 Anheuser-Busch                                         4,200                196,854
BROADCASTING SERVICES & PROGRAMMING (0.24%)
 Liberty Media /1/                                     16,800                168,672
BUILDING-MAINTENANCE & SERVICE (0.20%)
 Ecolab                                                 4,200                137,382
CABLE TV (0.96%)
 Comcast /1/                                           15,400                494,494
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CABLE TV (CONTINUED)
                                                                             $
 Rogers Communications                                  6,100                175,436
                                                                             669,930
CASINO HOTELS (0.12%)
 Harrah's Entertainment                                 1,300                 85,306
CASINO SERVICES (0.41%)
 International Game Technology                         10,600                285,034
CELLULAR TELECOMMUNICATIONS (0.47%)
 Nextel Communications /1/                              5,700                159,543
 Nextel Partners /1/                                    7,200                169,344
                                                                             328,887
CHEMICALS-DIVERSIFIED (0.65%)
 Dow Chemical                                           1,700                 78,081
 E. I. Du Pont de Nemours                               8,000                376,880
                                                                             454,961
CHEMICALS-SPECIALTY (0.34%)
 Cabot                                                  1,600                 48,880
 Ferro                                                  1,500                 27,180
 Minerals Technologies                                    400                 26,128
 Sigma-Aldrich                                          2,300                134,389
                                                                             236,577
CIRCUIT BOARDS (0.32%)
 Jabil Circuit /1/                                      8,000                220,800
COMMERCIAL BANKS (0.59%)
 First Horizon National                                 3,200                132,896
 Synovus Financial                                     10,000                280,300
                                                                             413,196
COMMERCIAL SERVICE-FINANCE (0.17%)
 Moody's                                                1,400                114,996
COMPUTERS (1.17%)
 Gateway /1/                                            9,000                 30,690
 Hewlett-Packard                                        9,000                184,230
 International Business Machines                        6,300                481,194
 Research In Motion /1/                                 1,900                122,379
                                                                             818,493
COMPUTERS-INTEGRATED SYSTEMS (1.56%)
 Dell /1/                                              31,200              1,086,696
COMPUTERS-MEMORY DEVICES (0.45%)
 EMC /1/                                               23,800                312,256
COMPUTERS-PERIPHERAL EQUIPMENT (0.04%)
 Lexmark International /1/                                400                 27,780
CONSULTING SERVICES (0.25%)
 Accenture /1/                                          7,900                171,430
COSMETICS & TOILETRIES (2.57%)
 Colgate-Palmolive                                      4,200                209,118
 Gillette                                               7,100                366,644
 Kimberly-Clark                                         2,500                156,125
 Procter & Gamble                                      19,600              1,061,340
                                                                           1,793,227
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CRUISE LINES (0.55%)
                                                                         $
 Carnival                                               5,500                268,840
 Royal Caribbean Cruises                                2,800                117,656
                                                                             386,496
DATA PROCESSING & MANAGEMENT (0.96%)
 Automatic Data Processing                              5,700                247,608
 First Data                                             5,400                205,362
 Fiserv /1/                                               800                 33,840
 VERITAS Software /1/                                   9,000                185,310
                                                                             672,120
DECISION SUPPORT SOFTWARE (0.11%)
 NetIQ /1/                                              7,100                 76,112
DISPOSABLE MEDICAL PRODUCTS (0.12%)
 C.R. Bard                                              1,200                 85,404
DISTRIBUTION-WHOLESALE (0.18%)
 CDW                                                    2,300                125,787
DIVERSIFIED MANUFACTURING OPERATIONS (7.25%)
 3M                                                     5,700                435,879
 Danaher                                                8,700                440,481
 General Electric                                      76,400              2,765,680
 Honeywell International                               13,200                472,032
 Illinois Tool Works                                      800                 67,056
 Roper Industries                                       1,000                 67,670
 Teleflex                                               1,300                 69,511
 Tyco International                                    23,800                745,178
                                                                           5,063,487
DIVERSIFIED OPERATORS-COMMERCIAL
SERVICES (0.28%)
 Cendant                                                9,700                193,127
E-COMMERCE-SERVICES (0.34%)
 eBay /1/                                               4,300                136,439
 InterActiveCorp /1/                                    4,700                102,178
                                                                             238,617
ELECTRIC-GENERATION (0.11%)
 AES /1/                                                4,800                 77,184
ELECTRIC-INTEGRATED (3.15%)
 Black Hills                                              600                 20,568
 CMS Energy /1/                                         4,800                 62,016
 Constellation Energy Group                             1,700                 89,352
 Dominion Resources                                     2,100                158,340
 Duke Energy                                           11,700                341,523
 Edison International                                   4,800                174,240
 Entergy                                                1,600                117,280
 Exelon                                                 6,800                336,600
 FirstEnergy                                            4,300                187,136
 NiSource                                               5,000                116,200
 Pinnacle West Capital                                  2,700                113,130
 PPL                                                    2,600                141,076
 Southern                                               1,200                 39,540
 TECO Energy                                            6,500                107,965
 TXU                                                    1,800                154,422
 Xcel Energy                                            2,500                 42,950
                                                                           2,202,338
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
OMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.12%)
                                                                         $
 Flextronics International /1/                          7,200                 80,280
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.21%)
 Intel                                                 49,800              1,171,296
 National Semiconductor                                10,100                192,708
 Xilinx                                                 6,600                177,804
                                                                           1,541,808
ENTERPRISE SOFTWARE & SERVICE (0.58%)
 Oracle /1/                                            34,800                402,288
ENTERTAINMENT SOFTWARE (0.10%)
 Electronic Arts /1/                                    1,300                 69,407
FIDUCIARY BANKS (0.81%)
 Investors Financial Services                           2,700                113,265
 State Street                                           9,800                453,054
                                                                             566,319
FILTRATION & SEPARATION PRODUCTS (0.09%)
 Pall                                                   2,400                 64,392
FINANCE-COMMERCIAL (0.15%)
 CapitalSource /1/                                      5,000                105,000
FINANCE-CONSUMER LOANS (0.33%)
 First Marblehead /1/                                   1,700                 65,501
 SLM                                                    3,400                161,976
                                                                             227,477
FINANCE-CREDIT CARD (0.70%)
 American Express                                       7,400                389,980
 Providian Financial /1/                                6,100                101,687
                                                                             491,667
FINANCE-INVESTMENT BANKER & BROKER (5.41%)
 Charles Schwab                                        11,200                115,920
 Citigroup                                             47,000              2,207,120
 E*Trade Financial /1/                                 12,000                133,320
 Goldman Sachs Group                                    3,400                363,086
 Legg Mason                                               650                 46,059
 Lehman Brothers Holdings                               1,900                174,268
 Merrill Lynch                                          6,700                361,331
 Morgan Stanley                                         7,200                378,864
                                                                           3,779,968
FINANCE-MORTGAGE LOAN/BANKER (0.68%)
 Countrywide Financial                                  2,900                104,951
 Federal National Mortgage Association                  6,800                366,860
                                                                             471,811
FINANCIAL GUARANTEE INSURANCE (0.15%)
 Radian Group                                           2,400                106,632
FOOD-CONFECTIONERY (0.15%)
 Hershey                                                1,600                102,240
FOOD-MISCELLANEOUS/DIVERSIFIED (0.76%)
 Campbell Soup                                          3,900                115,986
 General Mills                                          4,700                232,180
 H.J. Heinz                                             1,900                 70,015
 Kellogg                                                2,500                112,375
                                                                             530,556
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-RETAIL (0.09%)
                                                                          $
 Kroger /1/                                              3,900                 61,503
FOOD-WHOLESALE & DISTRIBUTION (0.21%)
 Sysco                                                   4,300                148,780
GOLD MINING (0.06%)
 Newmont Mining                                          1,100                 41,767
HOME DECORATION PRODUCTS (0.04%)
 Newell Rubbermaid                                       1,400                 30,422
HOTELS & MOTELS (0.27%)
 Marriott International                                  3,000                188,250
HUMAN RESOURCES (0.05%)
 Robert Half International                               1,500                 37,230
INDUSTRIAL GASES (0.15%)
 Praxair                                                 2,300                107,709
INSTRUMENTS-SCIENTIFIC (0.04%)
 Waters /1/                                                700                 27,741
INSURANCE BROKERS (0.53%)
 Marsh & McLennan                                        8,100                227,043
 Willis Group Holdings                                   4,300                143,835
                                                                              370,878
INTERNET APPLICATION SOFTWARE (0.05%)
 MatrixOne /1/                                           7,500                 32,025
INTERNET BROKERS (0.48%)
 Ameritrade Holding /1/                                 31,900                334,312
INTERNET CONTENT-INFORMATION & NEWS (0.21%)
 CNET Networks /1/                                      14,900                147,733
INTERNET SECURITY (0.14%)
 McAfee /1/                                              4,700                 98,277
INVESTMENT MANAGEMENT & ADVISORY
SERVICES (0.20%)
 Franklin Resources                                      2,000                137,360
LEISURE & RECREATION PRODUCTS (0.36%)
 Brunswick                                               3,300                138,600
 WMS Industries /1/                                      4,300                109,220
                                                                              247,820
LIFE & HEALTH INSURANCE (0.34%)
 Aflac                                                   3,700                150,405
 Genworth Financial                                      3,200                 89,440
                                                                              239,845
LINEN SUPPLY & RELATED ITEMS (0.06%)
 Cintas                                                  1,000                 38,590
MACHINERY-FARM (0.37%)
 Deere                                                   4,100                256,414
MEDICAL INSTRUMENTS (1.58%)
 Biomet                                                  1,800                 69,642
 Boston Scientific /1/                                   6,100                180,438
 Guidant                                                 2,300                170,384
 Medtronic                                              10,300                542,810
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (CONTINUED)
                                                                                                           $
 St. Jude Medical /1/                                    3,500                136,605
                                                                            1,099,879
MEDICAL LABORATORY & TESTING SERVICE (0.15%)
 Laboratory Corp. of America Holdings /1/                1,300                 64,350
 Quest Diagnostics                                         400                 42,320
                                                                              106,670
MEDICAL PRODUCTS (2.71%)
 Baxter International                                    5,600                207,760
 Johnson & Johnson                                      20,500              1,406,915
 Stryker                                                 3,200                155,360
 Zimmer Holdings /1/                                     1,500                122,130
                                                                            1,892,165
MEDICAL-BIOMEDICAL/GENE (1.29%)
 Amgen /1/                                               9,300                541,353
 Biogen Idec /1/                                         2,800                101,472
 Celgene /1/                                             1,900                 72,029
 Chiron /1/                                                500                 17,075
 Genentech /1/                                           2,000                141,880
 Genzyme /1/                                               400                 23,444
                                                                              897,253
MEDICAL-DRUGS (4.78%)
 Abbott Laboratories                                     9,600                471,936
 Bristol-Myers Squibb                                    2,300                 59,800
 Cephalon /1/                                              600                 26,340
 Elan /1/                                                2,700                 14,877
 Eli Lilly                                               7,800                456,066
 Merck                                                  12,800                433,920
 Pfizer                                                 46,100              1,252,537
 Schering-Plough                                         9,300                194,091
 Wyeth                                                   9,600                431,424
                                                                            3,340,991
MEDICAL-GENERIC DRUGS (0.05%)
 Watson Pharmaceutical /1/                               1,100                 33,000
MEDICAL-HMO (1.47%)
 UnitedHealth Group                                      5,700                538,707
 WellPoint /1/                                           3,800                485,450
                                                                            1,024,157
MEDICAL-HOSPITALS (0.34%)
 Community Health Systems /1/                            3,400                123,930
 HCA                                                     1,600                 89,344
 Health Management Associates                            1,000                 24,730
                                                                              238,004
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.34%)
 AmerisourceBergen                                         700                 42,896
 Cardinal Health                                         3,500                194,495
                                                                              237,391
METAL-ALUMINUM (0.34%)
 Alcoa                                                   8,200                237,964
MISCELLANEOUS INVESTING (0.50%)
 Archstone-Smith Trust                                   3,600                129,492
 Equity Office Properties Trust                          3,600                113,292
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                      $
 Simon Property Group                                  1,600                105,712
                                                                            348,496
MONEY CENTER BANKS (2.30%)
 Bank of America                                      19,842                893,684
 JP Morgan Chase                                      20,088                712,923
                                                                          1,606,607
MULTI-LINE INSURANCE (2.50%)
 American International Group                         19,500                991,575
 Assurant                                              2,500                 82,725
 Hartford Financial Services Group                     2,900                209,873
 Prudential Financial                                  4,300                245,745
 Safeco                                                3,100                163,277
 XL Capital                                              700                 49,210
                                                                          1,742,405
MULTIMEDIA (2.36%)
 E.W. Scripps                                            800                 40,744
 Gannett                                               1,700                130,900
 McGraw-Hill                                           1,100                 95,788
 Meredith                                              1,000                 47,000
 News                                                 17,600                268,928
 Time Warner /1/                                      36,400                611,884
 Viacom                                               13,100                453,522
                                                                          1,648,766
NETWORKING PRODUCTS (1.19%)
 Cisco Systems /1/                                    43,800                756,864
 Juniper Networks /1/                                  3,400                 76,806
                                                                            833,670
NON-HAZARDOUS WASTE DISPOSAL (0.23%)
 Allied Waste Industries /1/                           2,500                 19,975
 Republic Services                                     3,000                103,800
 Waste Management                                      1,300                 37,037
                                                                            160,812
OFFICE AUTOMATION & EQUIPMENT (0.08%)
 Pitney Bowes                                          1,300                 58,136
OFFICE SUPPLIES & FORMS (0.22%)
 Avery Dennison                                        2,900                151,815
OIL & GAS DRILLING (0.29%)
 Nabors Industries /1/                                 1,000                 53,870
 Transocean /1/                                        3,200                148,384
                                                                            202,254
OIL COMPANY-EXPLORATION & PRODUCTION (0.81%)
 Anadarko Petroleum                                    1,500                109,560
 Devon Energy                                          1,800                 81,306
 EOG Resources                                         2,600                123,630
 Murphy Oil                                            1,700                151,453
 XTO Energy                                            3,233                 97,540
                                                                            563,489
OIL COMPANY-INTEGRATED (5.65%)
 ChevronTexaco                                        15,000                780,000
 ConocoPhillips                                        4,200                440,370
 Exxon Mobil                                          42,900              2,446,587
 Occidental Petroleum                                  1,800                124,200
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
                                                                         $
 Total                                                  1,400                155,274
                                                                           3,946,431
OIL FIELD MACHINERY & EQUIPMENT (0.35%)
 FMC Technologies /1/                                   1,700                 51,561
 Grant Prideco /1/                                      6,900                153,042
 National-Oilwell Varco /1/                             1,000                 39,740
                                                                             244,343
OIL REFINING & MARKETING (0.06%)
 Sunoco                                                   400                 39,704
OIL-FIELD SERVICES (0.95%)
 Baker Hughes                                           3,200                141,184
 BJ Services                                            1,700                 82,875
 Schlumberger                                           6,400                437,824
                                                                             661,883
OPTICAL SUPPLIES (0.13%)
 Bausch & Lomb                                          1,200                 90,000
PAPER & RELATED PRODUCTS (0.63%)
 Bowater                                                  700                 22,743
 International Paper                                    5,600                192,024
 MeadWestvaco                                           2,200                 64,790
 Potlatch                                               1,400                 66,122
 Weyerhaeuser                                           1,400                 96,054
                                                                             441,733
PHARMACY SERVICES (0.22%)
 Caremark Rx /1/                                        2,800                112,140
 Medco Health Solutions /1/                               800                 40,776
                                                                             152,916
PIPELINES (0.35%)
 Dynegy /1/                                             6,800                 22,780
 Williams                                              13,100                222,962
                                                                             245,742
PROPERTY & CASUALTY INSURANCE (0.94%)
 ACE                                                    3,000                128,880
 Progressive                                            2,700                246,429
 St. Paul                                               7,902                282,892
                                                                             658,201
PUBLISHING-NEWSPAPERS (0.29%)
 Dow Jones                                              1,000                 33,440
 Tribune                                                2,200                 84,920
 Washington Post                                          100                 86,425
                                                                             204,785
REGIONAL BANKS (3.17%)
 Fifth Third Bancorp                                    8,000                348,000
 SunTrust Banks                                         2,300                167,509
 U.S. Bancorp                                          21,800                608,220
 Wachovia                                              10,400                532,272
 Wells Fargo                                            9,300                557,442
                                                                           2,213,443
REINSURANCE (0.17%)
 AXIS Capital Holdings                                  4,500                119,700
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (0.40%)
                                                                         $
 Hot Topic /1/                                          6,500                129,935
 Ross Stores                                            5,700                152,304
                                                                             282,239
RETAIL-AUTO PARTS (0.11%)
 O'Reilly Automotive /1/                                1,500                 76,980
RETAIL-BUILDING PRODUCTS (1.06%)
 Home Depot                                            14,500                512,865
 Lowe's                                                 4,400                229,284
                                                                             742,149
RETAIL-CONSUMER ELECTRONICS (0.19%)
 Best Buy                                               2,600                130,884
RETAIL-DISCOUNT (2.61%)
 Family Dollar Stores                                   5,300                142,994
 Target                                                 8,200                380,480
 TJX                                                    3,700                 83,805
 Wal-Mart Stores                                       25,800              1,216,212
                                                                           1,823,491
RETAIL-DRUG STORE (0.70%)
 CVS                                                    2,900                149,582
 Walgreen                                               7,900                340,174
                                                                             489,756
RETAIL-OFFICE SUPPLIES (0.10%)
 Staples                                                3,750                 71,512
RETAIL-REGIONAL DEPARTMENT STORE (0.57%)
 Kohl's /1/                                             8,400                399,840
RETAIL-RESTAURANTS (0.78%)
 McDonald's                                             7,400                216,894
 Outback Steakhouse                                     3,000                121,200
 Panera Bread /1/                                       2,600                130,052
 Yum! Brands                                            1,600                 75,136
                                                                             543,282
SCHOOLS (0.10%)
 Apollo Group /1/                                       1,000                 72,120
SEMICONDUCTOR COMPONENT-INTEGRATED
CIRCUITS (0.55%)
 Analog Devices                                         7,800                266,058
 Linear Technology                                      3,200                114,368
                                                                             380,426
SEMICONDUCTOR EQUIPMENT (0.39%)
 Applied Materials /1/                                  1,200                 17,844
 ASM Lithography Holding /1/                            8,700                126,063
 Kla-Tencor /1/                                         2,100                 81,942
 Novellus Systems /1/                                   1,900                 44,517
                                                                             270,366
TELECOMMUNICATION EQUIPMENT (0.54%)
 Comverse Technology /1/                                2,200                 50,138
 Qualcomm                                               9,400                327,966
                                                                             378,104
TELECOMMUNICATION EQUIPMENT-FIBER
OPTICS (0.23%)
 Corning /1/                                           11,600                159,500
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION SERVICES (0.47%)
                                                                         $
 Telus                                                 11,100                331,113
TELEPHONE-INTEGRATED (1.42%)
 Sprint                                                22,800                507,528
 Verizon Communications                                13,500                483,300
                                                                             990,828
TELEVISION (0.20%)
 Univision Communications /1/                           5,300                139,337
THERAPEUTICS (0.25%)
 Gilead Sciences /1/                                    4,600                170,660
TOBACCO (1.56%)
 Altria Group                                          16,800              1,091,832
TOYS (0.13%)
 Hasbro                                                 1,700                 32,164
 Mattel                                                 3,100                 55,955
                                                                              88,119
TRANSPORT-RAIL (0.60%)
 CSX                                                    6,200                248,806
 Union Pacific                                          2,700                172,611
                                                                             421,417
TRANSPORT-SERVICES (0.52%)
 FedEx                                                  1,200                101,940
 United Parcel Service                                  3,700                263,847
                                                                             365,787
WEB PORTALS (0.63%)
 Yahoo /1/                                             12,800                441,728
WIRELESS EQUIPMENT (0.70%)
 Crown Castle International /1/                        10,400                167,752
 Motorola                                              17,100                262,314
 Nokia                                                  3,700                 59,126
                                                                             489,192
                                         TOTAL COMMON STOCKS              69,190,054

                                                  Principal
                                                   Amount                   Value
------------------------------------------------------------------------------------------
TREASURY BONDS (0.07%)


 U.S. Treasury /2/
                                                        $                   $
  2.62%; 05/26/05                                         50,000                 49,913
                                           TOTAL TREASURY BONDS                  49,913
                                                                             -----------

                           TOTAL PORTFOLIO INVESTMENTS (99.17%)              69,239,967
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES (0.83%)                  580,991
                                     TOTAL NET ASSETS (100.00%)             $69,820,958
                                                                          -------------

    Contract                    Opening       Current      Unrealized
      Type        Commitment  Market Value  Market Value   Gain(Loss)
----------------------------------------------------------------------
FUTURES CONTRACTS
10 S&P 500 eMini    Buy         $607,295      $579,250     $(28,045)
June 2005
Futures

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC.

                           APRIL 30, 2005 (UNAUDITED)


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $49,913 or 0.07% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 7,156,191
Unrealized Depreciation                       (3,649,538)
                                             -----------
Net Unrealized Appreciation (Depreciation)     3,506,653
Cost for federal income tax purposes         $65,733,314

                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                  Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
 Consumer,
 Non-cyclical                     $15,669,376                   22.44%
 Financial                         13,566,456                   19.43
 Industrial                         7,914,582                   11.33
 Technology                         7,538,245                   10.80
 Communications                     7,408,934                   10.61
 Consumer, Cyclical                 6,804,805                    9.75
 Energy                             5,903,846                    8.46
 Utilities                          2,279,522                    3.26
 Basic Materials                    1,737,428                    2.49
 Futures Contracts                    579,250                    0.83
 Government                           416,773                    0.60
                 TOTAL            $69,819,217                  100.00%
                                 ----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC.

                           APRIL 30, 2005 (UNAUDITED)

                                              Shares

                                              Held                        Value

----------------------------------------------------------------------------------------
COMMON STOCKS (98.48%)
ADVERTISING AGENCIES (0.49%)
                                                                        $
 Interpublic Group /1/                            26,300              338,218
AEROSPACE & DEFENSE (0.73%)
 Boeing                                            7,300              434,496
 Northrop Grumman                                  1,300               71,292
                                                                      505,788
AEROSPACE & DEFENSE EQUIPMENT (0.83%)
 General Dynamics                                  1,700              178,585
 Goodrich                                          9,775              393,933
                                                                      572,518
AGRICULTURAL OPERATIONS (0.49%)
 Bunge                                             5,900              335,120
APPAREL MANUFACTURERS (0.70%)
 Jones Apparel Group                               9,050              275,573
 VF                                                3,600              203,724
                                                                      479,297
APPLICATIONS SOFTWARE (1.26%)
 Microsoft                                        34,300              867,790
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.39%)
 American Axle & Manufacturing Holdings            4,600               91,816
 Autoliv                                           3,900              172,575
 BorgWarner                                        4,800              219,456
 Dana                                              9,900              113,058
 Lear                                              3,700              125,393
 Magna International                               3,800              232,294
                                                                      954,592
BEVERAGES-NON-ALCOHOLIC (0.14%)
 Pepsico                                           1,700               94,588
BREWERY (0.12%)
 Molson Coors Brewing                              1,300               80,275
BUILDING & CONSTRUCTION PRODUCTS-
MISCELLANEOUS (0.86%)
 Masco                                             8,000              251,920
 Vulcan Materials                                  6,400              339,456
                                                                      591,376
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.29%)
 Martin Marietta Materials                         3,600              197,964
CABLE TV (1.36%)
 Comcast /1/                                      29,100              934,401
CHEMICALS-DIVERSIFIED (1.02%)
 Dow Chemical                                      1,500               68,895
 E. I. Du Pont de Nemours                          3,900              183,729
 PPG Industries                                    6,700              452,585
                                                                      705,209
CHEMICALS-SPECIALTY (0.56%)
 Eastman Chemical                                  7,100              383,400
COMMERCIAL BANKS (0.35%)
 BB&T                                              6,100              239,181
COMPUTER SERVICES (0.65%)
 Electronic Data Systems                          23,300              450,855
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS (1.75%)
                                                                    $
 Hewlett-Packard                                  49,000            1,003,030
 International Business Machines                   2,600              198,588
                                                                    1,201,618
COMPUTERS-MEMORY DEVICES (0.09%)
 Storage Technology /1/                            2,200               61,160
CONTAINERS-METAL & GLASS (0.07%)
 Owens-Illinois /1/                                2,000               49,040
CONTAINERS-PAPER & PLASTIC (0.25%)
 Smurfit-Stone Container /1/                      12,900              169,119
DISTRIBUTION-WHOLESALE (0.39%)
 Ingram Micro /1/                                  8,700              144,942
 Tech Data /1/                                     3,300              120,549
                                                                      265,491
DIVERSIFIED MANUFACTURING OPERATIONS (8.21%)
 Cooper Industries                                 3,800              241,908
 Crane                                             4,400              112,640
 Eaton                                             6,200              363,940
 General Electric                                 97,200            3,518,640
 Honeywell International                          16,200              579,312
 SPX                                               6,300              243,747
 Textron                                           6,300              474,705
 Tyco International                                3,600              112,716
                                                                    5,647,608
ELECTRIC-INTEGRATED (3.68%)
 Alliant Energy                                    9,300              244,962
 American Electric Power                          12,750              449,055
 Constellation Energy Group                        4,500              236,520
 Edison International                              2,600               94,380
 Entergy                                           7,500              549,750
 FirstEnergy                                      11,900              517,888
 Northeast Utilities                              10,900              199,579
 Xcel Energy                                      14,000              240,520
                                                                    2,532,654
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.22%)
 Flextronics International /1/                    31,800              354,570
 Sanmina /1/                                      53,300              213,733
 Solectron /1/                                    40,200              132,660
 Vishay Intertechnology /1/                       13,200              141,108
                                                                      842,071
FIDUCIARY BANKS (0.55%)
 Mellon Financial                                 13,600              376,584
FINANCE-INVESTMENT BANKER & BROKER (7.80%)
 Citigroup                                        65,900            3,094,664
 Goldman Sachs Group                               4,500              480,555
 Lehman Brothers Holdings                          6,250              573,250
 Merrill Lynch                                     9,500              512,335
 Morgan Stanley                                   13,500              710,370
                                                                    5,371,174
FINANCE-MORTGAGE LOAN/BANKER (2.48%)
 Countrywide Financial                            16,100              582,659
 Federal Home Loan Mortgage                       12,900              793,608
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
                                                                    $
 Federal National Mortgage Association             6,125              330,445
                                                                    1,706,712
FINANCIAL GUARANTEE INSURANCE (0.79%)
 MBIA                                              5,100              267,138
 MGIC Investment                                   4,700              277,300
                                                                      544,438
FOOD-FLOUR & GRAIN (0.20%)
 Archer Daniels Midland                            7,800              140,322
FOOD-MISCELLANEOUS/DIVERSIFIED (1.20%)
 Kellogg                                           2,900              130,355
 Sara Lee                                         18,000              385,020
 Unilever                                          4,800              309,264
                                                                      824,639
FOOD-RETAIL (1.29%)
 Kroger /1/                                       27,200              428,944
 Safeway /1/                                      21,600              459,864
                                                                      888,808
FOOD-WHOLESALE & DISTRIBUTION (0.40%)
 Supervalu                                         8,700              274,572
GAS-DISTRIBUTION (0.64%)
 Sempra Energy                                    11,000              444,180
HOME DECORATION PRODUCTS (0.51%)
 Newell Rubbermaid                                16,100              349,853
LIFE & HEALTH INSURANCE (0.60%)
 Genworth Financial                               12,500              349,375
 Torchmark                                         1,225               65,452
                                                                      414,827
MACHINERY-GENERAL INDUSTRY (0.18%)
 Ingersoll-Rand                                    1,600              122,992
MEDICAL LABORATORY & TESTING SERVICE (0.50%)
 Laboratory Corp. of America Holdings /1/          7,000              346,500
MEDICAL-DRUGS (1.43%)
 Bristol-Myers Squibb                              4,500              117,000
 Eli Lilly                                         6,700              391,749
 Merck                                            13,950              472,905
                                                                      981,654
MEDICAL-HOSPITALS (0.25%)
 HCA                                               3,100              173,104
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.33%)
 AmerisourceBergen                                 3,700              226,736
METAL-ALUMINUM (0.23%)
 Alcoa                                             5,400              156,708
MONEY CENTER BANKS (4.91%)
 Bank of America                                  51,866            2,336,045
 JP Morgan Chase                                  29,400            1,043,406
                                                                    3,379,451
MULTI-LINE INSURANCE (4.15%)
 Allstate                                         12,500              702,000
 American International Group                      3,800              193,230
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                    $
 Hartford Financial Services Group                 8,500              615,145
 MetLife                                          10,850              422,065
 Prudential Financial                             11,000              628,650
 XL Capital                                        4,200              295,260
                                                                    2,856,350
MULTIMEDIA (1.59%)
 Time Warner /1/                                  55,200              927,912
 Viacom                                            2,500               86,550
 Walt Disney                                       3,100               81,840
                                                                    1,096,302
OIL & GAS DRILLING (0.48%)
 GlobalSantaFe                                     9,800              329,280
OIL COMPANY-INTEGRATED (11.28%)
 BP Amoco                                          5,300              322,770
 ChevronTexaco                                    22,850            1,188,200
 ConocoPhillips                                   10,897            1,142,550
 Exxon Mobil                                      67,100            3,826,713
 Marathon Oil                                     12,300              572,811
 Occidental Petroleum                             10,300              710,700
                                                                    7,763,744
PAPER & RELATED PRODUCTS (1.89%)
 Georgia-Pacific                                  12,550              430,088
 International Paper                              15,500              531,495
 Temple-Inland                                    10,000              337,500
                                                                    1,299,083
PHARMACY SERVICES (0.84%)
 Medco Health Solutions /1/                       11,400              581,058
PHOTO EQUIPMENT & SUPPLIES (0.49%)
 Eastman Kodak                                    13,400              335,000
POWER CONVERTER & SUPPLY EQUIPMENT (0.32%)
 Hubbell                                           5,000              217,250
PROPERTY & CASUALTY INSURANCE (1.66%)
 ACE                                               2,800              120,288
 Chubb                                             5,550              453,879
 St. Paul                                         15,836              566,929
                                                                    1,141,096
REGIONAL BANKS (7.46%)
 Comerica                                          7,700              440,902
 Huntington Bancshares                            17,700              416,127
 KeyCorp                                          11,550              382,998
 National City                                    16,450              558,642
 PNC Financial Services Group                      7,300              388,579
 SunTrust Banks                                    7,800              568,074
 U.S. Bancorp                                     20,597              574,656
 Wachovia                                         23,504            1,202,935
 Wells Fargo                                      10,050              602,397
                                                                    5,135,310
RETAIL-APPAREL & SHOE (0.85%)
 Limited                                          18,700              405,603
 Nordstrom                                         3,600              182,988
                                                                      588,591
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (0.42%)
                                                                        $
 Target                                            6,200              287,680
RETAIL-OFFICE SUPPLIES (0.56%)
 Office Depot /1/                                 19,600              383,768
RETAIL-REGIONAL DEPARTMENT STORE (0.58%)
 Federated Department Stores                       6,900              396,750
RETAIL-RESTAURANTS (1.00%)
 McDonald's                                       23,500              688,785
RUBBER-TIRES (0.09%)
 Cooper Tire & Rubber                              3,500               61,075
SAVINGS & LOANS-THRIFTS (1.47%)
 Astoria Financial                                 9,750              258,472
 Washington Mutual                                18,287              755,619
                                                                    1,014,091
STEEL PRODUCERS (0.69%)
 United States Steel                              11,100              474,636
TELECOMMUNICATION EQUIPMENT (0.93%)
 ADC Telecommunications /1/                       79,300              180,011
 Nortel Networks /1/                              72,100              179,529
 Tellabs /1/                                      36,500              283,240
                                                                      642,780
TELECOMMUNICATION EQUIPMENT-FIBER
OPTICS (0.69%)
 Corning /1/                                      34,500              474,375
TELEPHONE-INTEGRATED (4.23%)
 BellSouth                                         6,100              161,589
 SBC Communications                               21,800              518,840
 Sprint                                           36,000              801,360
 Verizon Communications                           40,000            1,432,000
                                                                    2,913,789
TOBACCO (3.35%)
 Altria Group                                     28,550            1,855,464
 UST                                               9,900              453,420
                                                                    2,308,884
TOYS (0.29%)
 Mattel                                           11,000              198,550

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC.

                           APRIL 30, 2005 (UNAUDITED)


                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-RAIL (1.98%)

 Burlington Northern Santa Fe                      9,050              $   436,662

 CSX                                              10,400                  417,352

 Norfolk Southern                                 16,100                  505,540

                                                                        1,359,554
                                     TOTAL COMMON STOCKS               67,770,368
                                                                      -----------



                    TOTAL PORTFOLIO INVESTMENTS (98.48%)               67,770,368

CASH, RECEIVABLES AND OTHER ASSETS, NET OF
  LIABILITIES (1.52%)                                                   1,044,596
                              TOTAL NET ASSETS (100.00%)              $68,814,964
                                                                   --------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $11,493,594
Unrealized Depreciation                       (3,045,772)
                                             -----------
Net Unrealized Appreciation (Depreciation)     8,447,822
Cost for federal income tax purposes         $59,322,545

                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                  Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
 Financial                        $21,055,161                   31.07%
 Industrial                        10,610,280                   15.66
 Energy                             8,093,024                   11.94
 Consumer,
 Non-cyclical                       7,256,260                   10.71
 Communications                     6,399,865                    9.44
 Consumer, Cyclical                 4,654,432                    6.87
 Basic Materials                    3,019,037                    4.45
 Utilities                          2,976,834                    4.39
 Technology                         2,581,423                    3.81
 Government                         1,124,052                    1.66
                 TOTAL            $67,770,368                  100.00%
                                 ----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL PARTNERS MIDCAP GROWTH FUND, INC.

                           APRIL 30, 2005 (UNAUDITED)

                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (98.85%)
ADVERTISING SERVICES (0.49%)
                                                                      $
 Getty Images /1/                                    2,210              158,126
AEROSPACE & DEFENSE EQUIPMENT (0.65%)
 Goodrich                                            5,220              210,366
AIRLINES (0.72%)
 Southwest Airlines                                 15,700              233,616
APPAREL MANUFACTURERS (1.77%)
 Coach /1/                                          21,520              576,736
APPLICATIONS SOFTWARE (1.89%)
 Citrix Systems /1/                                 12,520              281,700
 Mercury Interactive /1/                             8,040              332,293
                                                                        613,993
BEVERAGES-WINE & SPIRITS (0.76%)
 Constellation Brands /1/                            4,700              247,737
CASINO HOTELS (2.62%)
 MGM Mirage /1/                                      5,490              383,257
 Station Casinos                                     4,250              274,252
 Wynn Resorts /1/                                    3,700              195,878
                                                                        853,387
CASINO SERVICES (0.62%)
 Scientific Games /1/                                9,370              201,174
CELLULAR TELECOMMUNICATIONS (2.11%)
 Alamosa Holdings /1/                               23,040              299,290
 Nextel Partners /1/                                 6,720              158,054
 NII Holdings /1/                                    4,550              227,818
                                                                        685,162
CHEMICALS-DIVERSIFIED (0.52%)
 Lyondell Chemical                                   6,710              168,354
COAL (0.57%)
 Peabody Energy                                      4,270              186,898
COMMERCIAL BANKS (1.43%)
 City National                                       2,830              199,515
 Silicon Valley Bancshares /1/                       5,590              264,966
                                                                        464,481
COMMERCIAL SERVICES (1.08%)
 Alliance Data Systems /1/                           8,660              349,864
COMMUNICATIONS SOFTWARE (1.27%)
 Avid Technology /1/                                 8,350              413,408
COMPUTER SERVICES (1.23%)
 Cognizant Technology Solutions /1/                  9,490              398,675
COMPUTERS (2.04%)
 Apple Computer /1/                                 18,390              663,143
CONSUMER PRODUCTS-MISCELLANEOUS (2.15%)
 Clorox                                              4,180              264,594
 Fortune Brands                                      5,150              435,587
                                                                        700,181
CONTAINERS-METAL & GLASS (0.53%)
 Owens-Illinois /1/                                  7,080              173,602
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DATA PROCESSING & MANAGEMENT (1.51%)
                                                                      $
 Global Payments                                     4,510              292,068
 SEI Investments                                     6,110              200,469
                                                                        492,537
DECISION SUPPORT SOFTWARE (0.40%)
 Cognos /1/                                          3,430              129,791
DENTAL SUPPLIES & EQUIPMENT (0.96%)
 Patterson /1/                                       6,180              312,399
DIAGNOSTIC KITS (0.64%)
 Dade Behring Holdings /1/                           3,360              207,211
DISPOSABLE MEDICAL PRODUCTS (1.73%)
 C.R. Bard                                           7,920              563,666
DISTRIBUTION-WHOLESALE (0.93%)
 CDW                                                 5,520              301,889
DIVERSIFIED MANUFACTURING OPERATIONS (2.45%)
 Actuant /1/                                         3,040              129,474
 Pentair                                             5,610              223,166
 Roper Industries                                    6,550              443,238
                                                                        795,878
E-COMMERCE-PRODUCTS (0.27%)
 Overstock.com /1/                                   2,510               88,553
E-COMMERCE-SERVICES (1.07%)
 Monster Worldwide /1/                              15,080              346,991
ELECTRIC PRODUCTS-MISCELLANEOUS (0.68%)
 Ametek                                              5,880              222,676
ELECTRIC-GENERATION (0.88%)
 AES /1/                                            17,770              285,742
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.95%)
 Altera /1/                                         26,710              553,698
 National Semiconductor                             14,880              283,911
 PMC - Sierra /1/                                   15,270              123,076
                                                                        960,685
FIDUCIARY BANKS (0.82%)
 Northern Trust                                      5,950              267,928
FINANCE-INVESTMENT BANKER & BROKER (1.16%)
 Jefferies Group                                     4,900              177,380
 Legg Mason                                          2,830              200,534
                                                                        377,914
FOOD-CONFECTIONERY (0.58%)
 Hershey                                             2,950              188,505
FOOD-RETAIL (0.77%)
 Whole Foods Market                                  2,510              250,297
HOSPITAL BEDS & EQUIPMENT (0.54%)
 Kinetic Concepts /1/                                2,850              175,133
HOTELS & MOTELS (2.57%)
 Marriott International                              9,000              564,750
 Starwood Hotels & Resorts Worldwide                 4,960              269,526
                                                                        834,276
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HUMAN RESOURCES (0.76%)
                                                                      $
 Robert Half International                           9,990              247,952
IDENTIFICATION SYSTEM-DEVELOPMENT (0.75%)
 Cogent /1/                                         10,770              242,325
INDUSTRIAL AUTOMATION & ROBOTS (0.72%)
 Rockwell Automation                                 5,100              235,773
INDUSTRIAL GASES (0.58%)
 Praxair                                             4,060              190,130
INSTRUMENTS-SCIENTIFIC (1.52%)
 Fisher Scientific International /1/                 8,330              494,635
INTERNET CONTENT-INFORMATION & NEWS (0.77%)
 CNET Networks /1/                                  25,300              250,849
INTERNET INFRASTRUCTURE SOFTWARE (1.84%)
 F5 Networks /1/                                     8,430              360,888
 Openwave Systems /1/                               17,850              239,012
                                                                        599,900
INTERNET SECURITY (2.57%)
 CheckFree /1/                                      10,070              369,368
 VeriSign /1/                                       17,650              467,019
                                                                        836,387
INTIMATE APPAREL (0.45%)
 Warnaco Group /1/                                   6,480              145,541
INVESTMENT MANAGEMENT & ADVISORY SERVICES (2.61%)
 Affiliated Managers Group /1/                       5,705              356,734
 T. Rowe Price Group                                 8,890              490,461
                                                                        847,195
LASERS-SYSTEMS & COMPONENTS (0.50%)
 Cymer /1/                                           6,610              163,862
LEISURE & RECREATION PRODUCTS (0.45%)
 WMS Industries /1/                                  5,710              145,034
MACHINERY-CONSTRUCTION & MINING (0.50%)
 Joy Global                                          4,830              163,592
MEDICAL INSTRUMENTS (1.35%)
 Biomet                                             11,310              437,584
MEDICAL LABORATORY & TESTING SERVICE (0.79%)
 Laboratory Corp. of America Holdings /1/            5,170              255,915
MEDICAL PRODUCTS (1.19%)
 Cooper                                              3,730              251,961
 INAMED /1/                                          2,200              133,848
                                                                        385,809
MEDICAL-BIOMEDICAL/GENE (2.08%)
 Celgene /1/                                         4,340              164,529
 Genzyme /1/                                         8,720              511,079
                                                                        675,608
MEDICAL-DRUGS (1.32%)
 Sepracor /1/                                        7,190              430,825
MEDICAL-HMO (3.62%)
 Pacificare Health Systems /1/                       5,360              320,314
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (CONTINUED)
                                                                      $
 WellPoint /1/                                       6,720              858,480
                                                                      1,178,794
MEDICAL-HOSPITALS (1.50%)
 Community Health Systems /1/                        8,070              294,151
 Triad Hospitals /1/                                 3,800              194,750
                                                                        488,901
METAL PROCESSORS & FABRICATION (0.63%)
 Precision Castparts                                 2,770              204,038
MISCELLANEOUS INVESTING (0.81%)
 Host Marriott                                      15,570              261,887
MOTION PICTURES & SERVICES (0.69%)
 DreamWorks Animation /1/                            5,980              224,250
NETWORKING PRODUCTS (1.48%)
 Ixia /1/                                            9,890              158,339
 Juniper Networks /1/                               14,270              322,359
                                                                        480,698
OIL & GAS DRILLING (0.75%)
 Diamond Offshore Drilling                           4,850              213,934
 Ensco International                                   910               29,666
                                                                        243,600
OIL COMPANY-EXPLORATION & PRODUCTION (2.10%)
 Range Resources                                    11,620              263,193
 Ultra Petroleum /1/                                 3,370              170,117
 XTO Energy                                          8,316              250,894
                                                                        684,204
OIL FIELD MACHINERY & EQUIPMENT (1.73%)
 Grant Prideco /1/                                  13,700              303,866
 National-Oilwell Varco /1/                          6,490              257,913
                                                                        561,779
OIL-FIELD SERVICES (0.47%)
 Tidewater                                           4,430              152,702
OPTICAL SUPPLIES (1.73%)
 Advanced Medical Optics /1/                         5,560              205,609
 Bausch & Lomb                                       4,740              355,500
                                                                        561,109
PHARMACY SERVICES (1.05%)
 Medco Health Solutions /1/                          6,730              343,028
PIPELINES (1.10%)
 Questar                                             6,110              356,824
POWER CONVERTER & SUPPLY EQUIPMENT (0.40%)
 American Power Conversion                           5,320              129,063
RADIO (0.49%)
 Sirius Satellite Radio /1/                         33,280              158,413
REAL ESTATE OPERATOR & DEVELOPER (0.61%)
 St. Joe                                             2,840              197,636
RECREATIONAL VEHICLES (0.30%)
 Polaris Industries                                  1,680               96,701
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (2.87%)
                                                                      $
 Chico's FAS /1/                                    18,520              474,668
 Nordstrom                                           3,350              170,280
 Urban Outfitters /1/                                6,530              289,279
                                                                        934,227
RETAIL-BEDDING (1.37%)
 Bed Bath & Beyond /1/                              12,010              446,892
RETAIL-MAIL ORDER (0.73%)
 Williams-Sonoma /1/                                 7,110              238,114
RETAIL-RESTAURANTS (1.80%)
 Cheesecake Factory /1/                              6,200              190,278
 P.F. Chang's China Bistro /1/                       4,010              222,635
 Yum! Brands                                         3,660              171,874
                                                                        584,787
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.12%)
 Cypress Semiconductor /1/                          12,530              150,235
 Integrated Device Technology /1/                   16,160              172,912
 Marvell Technology Group /1/                       10,950              366,606
                                                                        689,753
SEMICONDUCTOR EQUIPMENT (1.70%)
 Kla-Tencor /1/                                      8,430              328,939
 Lam Research /1/                                    8,760              224,694
                                                                        553,633
STEEL-SPECIALTY (0.75%)
 Allegheny Technologies                             10,960              245,504
TELECOMMUNICATION EQUIPMENT (1.29%)
 Comverse Technology /1/                            18,360              418,424
TELECOMMUNICATION SERVICES (1.06%)
 Amdocs /1/                                         12,930              345,360
THERAPEUTICS (0.41%)
 MGI Pharma /1/                                      6,030              132,962
TRANSPORT-SERVICES (0.38%)
 UTI Worldwide                                       1,910              122,507
WEB HOSTING & DESIGN (0.80%)

 Macromedia /1/                                      6,540          $   259,049
                                      TOTAL COMMON STOCKS            32,144,729
                                                                    -----------

                     TOTAL PORTFOLIO INVESTMENTS (98.85%)            32,144,729
CASH, RECEIVABLES AND OTHER ASSETS, NET OF
                LIABILITIES (1.15%)                                     372,884
                             TOTAL NET ASSETS (100.00%)             $32,517,613
                                                                  -------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 4,439,537
Unrealized Depreciation                       (1,177,717)
                                             -----------
Net Unrealized Appreciation (Depreciation)     3,261,820
Cost for federal income tax purposes         $28,882,909

                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                  Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
 Consumer,
 Non-cyclical                     $ 8,133,480                   25.30%
 Consumer, Cyclical                 5,816,624                   18.09
 Technology                         4,915,618                   15.29
 Communications                     4,627,913                   14.40
 Industrial                         3,158,317                    9.83
 Financial                          2,417,041                    7.52
 Energy                             2,186,006                    6.80
 Basic Materials                      603,988                    1.88
 Utilities                            285,742                    0.89
                 TOTAL            $32,144,729                  100.00%
                                 ----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                 PRINCIPAL PARTNERS SMALLCAP GROWTH FUND, INC.

                           APRIL 30, 2005 (UNAUDITED)

                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (95.53%)
AIRLINES (0.36%)
                                                                      $
 Pinnacle Airlines /1/                               6,900                71,346
APPAREL MANUFACTURERS (1.26%)
 Phillips-Van Heusen                                 9,800               253,624
APPLICATIONS SOFTWARE (1.21%)
 MRO Software /1/                                      900                11,511
 Progress Software /1/                                 700                18,676
 Verint Systems /1/                                  6,700               213,194
                                                                         243,381
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.63%)
 American Axle & Manufacturing Holdings              6,300               125,748
BEVERAGES-NON-ALCOHOLIC (0.95%)
 Cott /1/                                            7,300               163,447
 Hansen Natural /1/                                    500                28,340
                                                                         191,787
BEVERAGES-WINE & SPIRITS (0.94%)
 Constellation Brands /1/                            3,600               189,756
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.10%)
 Dycom Industries /1/                                9,500               220,970
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.04%)
 Eagle Materials                                       100                 7,525
BUILDING PRODUCTS-LIGHT FIXTURES (0.79%)
 Genlyte Group /1/                                   2,000               158,680
BUILDING-RESIDENTIAL & COMMERCIAL (2.21%)
 Hovnanian Enterprises /1/                           4,500               228,465
 NVR /1/                                               300               215,505
                                                                         443,970
CIRCUIT BOARDS (2.01%)
 Benchmark Electronics /1/                          10,350               279,864
 TTM Technologies /1/                               13,800               124,338
                                                                         404,202
COMMERCIAL BANKS (1.97%)
 MB Financial                                          400                14,548
 Preferred Bank                                        300                11,322
 Prosperity Bancshares                                 700                17,885
 Sun Bancorp. /1/                                      577                11,546
 Texas Capital Bancshares /1/                          700                12,509
 UCBH Holdings                                      20,040               315,229
 Yardville National Bancorp.                           400                12,936
                                                                         395,975
COMMERCIAL SERVICES (0.04%)
 Collectors Universe /1/                               400                 7,272
COMMUNICATIONS SOFTWARE (0.15%)
 Avid Technology /1/                                   600                29,706
COMPUTER SERVICES (5.49%)
 CACI International /1/                              6,690               415,583
 Cognizant Technology Solutions /1/                 13,160               552,851
 FactSet Research Systems                            4,560               126,586
 Kanbay International /1/                              500                 8,990
                                                                       1,104,010
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (0.80%)
                                                                      $
 Micros Systems /1/                                  1,500                59,475
 RadiSys /1/                                         7,300               102,200
                                                                         161,675
COMPUTERS-MEMORY DEVICES (0.33%)
 Dot Hill Systems /1/                               12,500                59,000
 M-Systems Flash Disk Pioneers /1/                     400                 7,580
                                                                          66,580
COMPUTERS-PERIPHERAL EQUIPMENT (0.05%)
 Mobility Electronics /1/                            1,300                10,088
CONSULTING SERVICES (1.74%)
 Charles River Associates /1/                        5,600               293,440
 DiamondCluster International /1/                    2,100                26,145
 Navigant Consulting /1/                             1,300                30,511
                                                                         350,096
CONSUMER PRODUCTS-MISCELLANEOUS (1.20%)
 Central Garden & Pet /1/                            5,800               241,222
DATA PROCESSING & MANAGEMENT (1.42%)
 Fair, Isaac                                         4,350               143,028
 Infocrossing /1/                                      900                14,805
 NAVTEQ /1/                                          3,500               127,470
                                                                         285,303
DIAGNOSTIC EQUIPMENT (0.16%)
 Gen-Probe /1/                                         600                30,114
 NEUROMetrix /1/                                       200                 2,298
                                                                          32,412
DISTRIBUTION-WHOLESALE (0.54%)
 Beacon Roofing Supply /1/                           3,500                77,700
 WESCO International /1/                             1,300                31,434
                                                                         109,134
DIVERSIFIED MANUFACTURING OPERATIONS (1.44%)
 ESCO Technologies /1/                               3,800               278,616
 Jacuzzi Brands /1/                                  1,200                10,860
                                                                         289,476
DRUG DELIVERY SYSTEMS (0.46%)
 Penwest Pharmaceuticals /1/                         7,200                92,160
E-COMMERCE-PRODUCTS (0.04%)
 1-800-flowers.com /1/                               1,100                 7,370
E-MARKETING-INFORMATION (0.79%)
 24/7 Real Media /1/                                 2,500                 7,175
 Digital River /1/                                   5,700               151,620
                                                                         158,795
E-SERVICES-CONSULTING (0.07%)
 Niku /1/                                              900                14,184
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.64%)
 Cree /1/                                            2,800                67,732
 Microsemi /1/                                      16,200               274,104
 Silicon Image /1/                                  18,000               181,260
 Siliconix /1/                                         200                 6,594
                                                                         529,690
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC DESIGN AUTOMATION (0.25%)
                                                                      $
 Ansoft /1/                                            300                 6,960
 Magma Design Automation /1/                         7,000                42,980
                                                                          49,940
ELECTRONIC MEASUREMENT INSTRUMENTS (0.05%)
 Flir Systems /1/                                      200                 5,320
 Keithley Instruments                                  400                 5,556
                                                                          10,876
ELECTRONIC SECURITY DEVICES (0.08%)
 American Science & Engineering /1/                    400                15,328
ELECTRONICS-MILITARY (1.35%)
 Engineered Support Systems                          7,695               271,787
ENERGY-ALTERNATE SOURCES (0.02%)
 KFx /1/                                               400                 4,360
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.47%)
 EMCOR Group /1/                                     2,100                93,828
ENTERPRISE SOFTWARE & SERVICE (0.12%)
 Hyperion Solutions /1/                                200                 8,134
 Ultimate Software Group /1/                         1,000                15,500
                                                                          23,634
ENTERTAINMENT SOFTWARE (0.77%)
 the9 /1/                                              400                 7,320
 THQ /1/                                             5,880               148,294
                                                                         155,614
FIDUCIARY BANKS (1.71%)
 Investors Financial Services                        8,200               343,990
FINANCE-OTHER SERVICES (0.08%)
 International Securities Exchange /1/                 600                15,792
FOOD-WHOLESALE & DISTRIBUTION (0.63%)
 Performance Food Group /1/                          4,700               126,383
HOME FURNISHINGS (0.13%)
 Tempur-Pedic International /1/                      1,400                26,726
HOTELS & MOTELS (0.47%)
 La Quinta /1/                                       2,900                25,230
 Orient-Express Hotels                               2,600                68,302
                                                                          93,532
HUMAN RESOURCES (1.54%)
 Gevity HR                                             600                 9,630
 Korn/Ferry International /1/                        4,600                66,240
 Labor Ready /1/                                    14,000               233,660
                                                                         309,530
INDUSTRIAL AUDIO & VIDEO PRODUCTS (0.17%)
 Dolby Laboratories /1/                              1,700                34,765
INDUSTRIAL AUTOMATION & ROBOTS (0.91%)
 Cognex                                              8,400               183,456
INDUSTRIAL GASES (0.17%)
 Airgas                                              1,600                35,072
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSTRUMENTS-CONTROLS (0.05%)
                                                                      $
 Photon Dynamics /1/                                   500                 9,675
INTERNET CONNECTIVE SERVICES (0.08%)
 Redback Networks /1/                                2,900                15,544
INTERNET CONTENT-INFORMATION & NEWS (0.09%)
 InfoSpace /1/                                         100                 3,099
 iVillage /1/                                        2,300                15,065
                                                                          18,164
INTERNET INFRASTRUCTURE EQUIPMENT (0.34%)
 Avocent /1/                                         2,700                67,878
INTERNET INFRASTRUCTURE SOFTWARE (0.05%)
 Opsware /1/                                         2,000                 9,560
INTERNET SECURITY (0.98%)
 RSA Security /1/                                   10,100               108,474
 Secure Computing /1/                                9,900                87,615
                                                                         196,089
INTERNET TELEPHONY (0.02%)
 j2 Global Communications /1/                          100                 3,572
LASERS-SYSTEMS & COMPONENTS (0.10%)
 Ii-Vi /1/                                           1,398                19,866
MACHINERY TOOLS & RELATED PRODUCTS (0.07%)
 Kennametal                                            300                13,590
MACHINERY-CONSTRUCTION & MINING (0.09%)
 JLG Industries                                        875                17,833
MACHINERY-GENERAL INDUSTRY (0.67%)
 Middleby                                            2,600               114,504
 Wabtec                                              1,000                20,000
                                                                         134,504
MACHINERY-MATERIAL HANDLING (0.00%)
 Paragon Technologies /1/                              100                   984
MEDICAL INSTRUMENTS (1.67%)
 Advanced Neuromodulation Systems /1/                4,700               141,517
 ArthroCare /1/                                      6,600               193,908
                                                                         335,425
MEDICAL LABORATORY & TESTING SERVICE (0.08%)
 LabOne /1/                                            450                15,786
MEDICAL LASER SYSTEMS (0.15%)
 VISX /1/                                            1,300                30,992
MEDICAL PRODUCTS (1.79%)
 INAMED /1/                                          5,800               352,872
 ThermoGenesis /1/                                   2,000                 6,860
                                                                         359,732
MEDICAL-BIOMEDICAL/GENE (2.34%)
 Affymetrix /1/                                      2,600               119,886
 Charles River Laboratories International
  /1/                                                2,160               102,319
 Corgentech /1/                                      4,300                 9,460
 Illumina /1/                                        1,200                11,784
 Incyte Genomics /1/                                11,900                77,826
 Martek Biosciences /1/                                200                 7,654
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (CONTINUED)
 Protein Design Labs /1/                               600            $   10,728
 Regeneration Technologies /1/                         800                 7,352
 Telik /1/                                           7,200               116,640
 Vasogen /1/                                         1,800                 6,696
                                                                         470,345
MEDICAL-DRUGS (1.60%)
 First Horizon Pharmaceutical /1/                   10,700               193,777
 KV Pharmaceutical /1/                                 450                10,530
 Prestige Brands Holdings /1/                        5,300                95,400
 Salix Pharmaceuticals /1/                             500                 7,150
 Vaxgen /1/                                          1,300                14,105
                                                                         320,962
MEDICAL-GENERIC DRUGS (0.49%)
 Taro Pharmaceuticals Industries /1/                 3,400                98,804
MEDICAL-HMO (0.03%)
 Centene /1/                                           200                 5,570
MEDICAL-HOSPITALS (3.62%)
 Horizon Health /1/                                    200                 8,196
 Symbion /1/                                           300                 6,384
 United Surgical Partners International
  /1/                                                5,600               247,800
 VCA Antech /1/                                     20,000               465,600
                                                                         727,980
MISCELLANEOUS INVESTING (3.48%)
 American Financial Realty Trust                     2,500                38,325
 BioMed Realty Trust                                 5,400               109,080
 Entertainment Properties Trust                        700                30,240
 Mills                                               4,400               251,416
 Ventas                                             10,000               269,800
                                                                         698,861
MISCELLANEOUS MANUFACTURERS (0.12%)
 Applied Films /1/                                   1,000                23,910
MOTION PICTURES & SERVICES (0.10%)
 Lions Gate Entertainment /1/                        2,050                19,803
MULTI-LINE INSURANCE (0.05%)
 HCC Insurance Holdings                                300                10,671
NETWORKING PRODUCTS (0.61%)
 Foundry Networks /1/                                9,900                83,160
 Ixia /1/                                            1,800                28,818
 Netgear /1/                                           600                 9,678
                                                                         121,656
OFFICE AUTOMATION & EQUIPMENT (0.16%)
 Global Imaging Systems /1/                            900                31,221
OIL & GAS DRILLING (1.20%)
 Grey Wolf /1/                                       2,900                17,400
 Patterson-UTI Energy                                8,800               210,936
 Pioneer Drilling /1/                                1,000                13,190
                                                                         241,526
OIL COMPANY-EXPLORATION & PRODUCTION (5.30%)
 ATP Oil & Gas /1/                                     200                 4,094
 Carrizo Oil & Gas /1/                                 500                 8,265
 Patina Oil & Gas                                   10,850               416,640
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
                                                                      $
 Quicksilver Resources /1/                          12,400               636,492
                                                                       1,065,491
OIL-FIELD SERVICES (1.51%)
 Cal Dive International /1/                            550                24,464
 Hornbeck Offshore Services /1/                        100                 2,300
 Superior Energy Services /1/                        1,100                16,368
 Tetra Technologies /1/                              9,650               260,839
                                                                         303,971
PATIENT MONITORING EQUIPMENT (0.69%)
 Aspect Medical Systems /1/                          5,600               140,168
PHYSICAL THERAPY & REHABILITATION CENTERS (1.55%)
 Psychiatric Solutions /1/                           7,250               311,895
PHYSICIAN PRACTICE MANAGEMENT (2.23%)
 Pediatrix Medical Group /1/                         6,580               448,032
PROPERTY & CASUALTY INSURANCE (0.28%)
 Philadelphia Consolidated Holding /1/                 300                22,500
 Selective Insurance Group                             500                22,075
 United America Indemnity /1/                          600                10,812
                                                                          55,387
PUBLICLY TRADED INVESTMENT FUND (1.78%)
 iShares Russell 2000 Index Fund                     3,100               357,275
RACETRACKS (0.10%)
 Speedway Motorsports                                  600                20,580
RADIO (0.85%)
 Cumulus Media /1/                                  10,100               131,098
 Salem Communications /1/                            2,100                40,362
                                                                         171,460
RENTAL-AUTO & EQUIPMENT (0.11%)
 Aaron Rents                                         1,000                21,960
RESPIRATORY PRODUCTS (0.66%)
 ResMed /1/                                          2,135               132,584
RETAIL-APPAREL & SHOE (2.84%)
 Aeropostale /1/                                     9,150               255,559
 American Eagle Outfitters                             500                13,110
 Chico's FAS /1/                                    11,800               302,434
                                                                         571,103
RETAIL-COMPUTER EQUIPMENT (1.62%)
 Electronics Boutique Holdings /1/                   5,837               325,296
RETAIL-HOME FURNISHINGS (0.02%)
 Cost Plus /1/                                         200                 4,638
RETAIL-LEISURE PRODUCTS (0.07%)
 MarineMax /1/                                         500                13,525
RETAIL-MAIL ORDER (0.06%)
 Celebrate Express /1/                                 602                 8,566
 Collegiate Pacific                                    400                 3,560
                                                                          12,126
RETAIL-MUSIC STORE (1.40%)
 Guitar Center /1/                                   5,700               281,295
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-PET FOOD & SUPPLIES (1.25%)
                                                                      $
 PETCO Animal Supplies /1/                           8,000               250,400
RETAIL-RESTAURANTS (2.93%)
 Checkers Drive-In Restaurant /1/                      700                 8,575
 CKE Restaurants /1/                                16,700               247,828
 Panera Bread /1/                                    2,050               102,541
 RARE Hospitality International /1/                    600                16,692
 Ruby Tuesday                                        8,800               198,000
 Sonic /1/                                             500                16,020
                                                                         589,656
RETAIL-SPORTING GOODS (0.16%)
 Hibbett Sporting Goods /1/                          1,200                32,364
SAVINGS & LOANS-THRIFTS (1.17%)
 BankUnited Financial                                5,400               128,952
 Commercial Capital Bancorp.                         1,200                18,948
 Harbor Florida Bancshares                           2,500                86,500
                                                                         234,400
SCHOOLS (0.04%)
 Education Management /1/                              300                 8,400
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.51%)
 Exar /1/                                            8,550               108,500
 Power Integrations /1/                              6,700               145,725
 Standard Microsystems /1/                           3,500                49,525
                                                                         303,750
SEMICONDUCTOR EQUIPMENT (0.98%)
 August Technology /1/                               6,300                74,340
 Brooks Automation /1/                                 601                 7,729
 Credence Systems /1/                                  600                 3,774
 Helix Technology                                      300                 3,613
 Rudolph Technologies /1/                            5,400                69,660
 Semitool /1/                                        2,200                19,866
 Varian Semiconductor Equipment Associates
  /1/                                                  500                18,645
                                                                         197,627
SOFTWARE (0.04%)
 Opnet Technologies /1/                              1,100                 8,569
STEEL PRODUCERS (0.69%)
 Steel Dynamics                                      5,100               138,618
STEEL-SPECIALTY (0.08%)
 Allegheny Technologies                                700                15,680
TELECOMMUNICATION EQUIPMENT (0.01%)
 Tut Systems /1/                                       800                 2,392
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.21%)
 C-COR.net /1/                                       5,900                38,999
 Harmonic /1/                                          500                 2,755
                                                                          41,754
TEXTILE-PRODUCTS (0.01%)
 Dixie Group /1/                                       200                 3,000
THERAPEUTICS (1.86%)
 Amylin Pharmaceuticals /1/                          3,500                59,500
 Bioenvision /1/                                     1,200                 7,680
 Isis Pharmaceuticals /1/                            9,600                27,840
                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THERAPEUTICS (CONTINUED)
                                                                      $
 Medicines /1/                                       5,700               121,695
 Neurocrine Biosciences /1/                          2,861               100,021
 NPS Pharmaceuticals /1/                             4,700                57,105
                                                                         373,841
TOYS (0.16%)
 Marvel Enterprises /1/                              1,600                31,360
TRANSPORT-AIR FREIGHT (0.83%)
 EGL /1/                                             8,600               167,786
TRANSPORT-RAIL (0.04%)
 Genesee & Wyoming /1/                                 350                 8,393
TRANSPORT-SERVICES (0.95%)
 Universal Truckload Services /1/                      300                 4,782
 UTI Worldwide                                       2,900               186,006
                                                                         190,788
TRANSPORT-TRUCK (1.63%)
 Celadon Group /1/                                     800                12,952
 Forward Air                                           800                19,248
 Landstar System /1/                                 9,000               275,850
 Old Dominion Freight Line /1/                         700                19,670
                                                                         327,720

                            SCHEDULE OF INVESTMENTS
                 PRINCIPAL PARTNERS SMALLCAP GROWTH FUND, INC.

                           APRIL 30, 2005 (UNAUDITED)



                                                    Shares
                                                    Held                    Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (0.13%)

 InterDigital Communications /1/                  1,100             $    17,996

 Viasat /1/                                         500                   8,905

                                                                         26,901
                                   TOTAL COMMON STOCKS               19,201,438
                                                                    -----------



                  TOTAL PORTFOLIO INVESTMENTS (95.53%)               19,201,438
CASH, RECEIVABLES AND OTHER ASSETS, NET OF
              LIABILITIES (4.47%)                                       899,238
                            TOTAL NET ASSETS (100.00%)              $20,100,676
                                                                  -------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 4,367,167
Unrealized Depreciation                       (1,885,693)
                                             -----------
Net Unrealized Appreciation (Depreciation)     2,481,474
Cost for federal income tax purposes         $16,719,964

                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                  Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
 Consumer,
 Non-cyclical                     $ 5,343,094                   27.83%
 Consumer, Cyclical                 3,279,227                   17.08
 Technology                         3,216,331                   16.75
 Industrial                         2,605,941                   13.57
 Financial                          1,755,076                    9.14
 Energy                             1,615,349                    8.41
 Communications                       839,775                    4.37
 Funds                                357,275                    1.86
 Basic Materials                      189,370                    0.99
                 TOTAL            $19,201,438                  100.00%
                                 ----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.
                                      158

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL REAL ESTATE SECURITIES FUND, INC.

                           APRIL 30, 2005 (UNAUDITED)


                                             Shares
                                             Held                    Value
-----------------------------------------------------------------------------------
COMMON STOCKS (99.38%)
HOTELS & MOTELS (0.46%)
                                                                $
 Hilton Hotels                                19,386                423,196
REAL ESTATE INVESTMENT TRUSTS (98.92%)
 Acadia Realty Trust                          40,803                654,888
 AMB Property                                 43,809              1,708,113
 Archstone-Smith Trust                        75,800              2,726,526
 AvalonBay Communities                        47,200              3,398,400
 BioMed Realty Trust                          46,841                946,188
 Boston Properties                            75,776              5,036,831
 Brookfield Properties                       139,950              3,553,331
 Camden Property Trust                        20,985              1,070,235
 Capital Automotive                           29,540              1,003,769
 CBL & Associates Properties                  41,090              3,179,133
 CenterPoint Properties Trust                 37,236              1,534,496
 Corporate Office Properties
  Trust                                       55,824              1,468,171
 Developers Diversified Realty                75,219              3,192,294
 Eastgroup Properties                         20,967                786,263
 Education Realty Trust                       17,022                272,352
 Entertainment Properties Trust               19,314                834,365
 Equity Office Properties Trust               64,701              2,036,140
 Equity Residential Properties
  Trust                                       66,000              2,267,100
 Essex Property Trust                         20,700              1,572,165
 Extra Space Storage                          29,673                385,749
 Federal Realty Investment Trust               9,814                525,049
 General Growth Properties                    61,196              2,393,376
 Host Marriott                               155,375              2,613,408
 Kilroy Realty                                11,000                479,930
 Kimco Realty                                 73,100              4,049,009
 LaSalle Hotel Properties                     47,596              1,445,966
 Macerich                                     27,600              1,664,280
 Mid-America Apartment
  Communities                                 18,400                703,432
 Mills                                        47,442              2,710,836
 Pan Pacific Retail Properties                36,970              2,233,727
 Prologis Trust                               94,650              3,747,194
 Public Storage                               70,000              4,109,000
 Regency Centers                              19,000              1,000,350
 Simon Property Group                        109,660              7,245,236
 SL Green Realty                              79,038              4,821,318
 Starwood Hotels & Resorts
  Worldwide                                   70,800              3,847,272
 Tanger Factory Outlet Centers                30,448                705,176
 Taubman Centers                              37,195              1,100,972
 United Dominion Realty Trust                 47,007              1,041,205
 Ventas                                       92,176              2,486,908
 Vornado Realty Trust                         65,600              5,015,120
                                                                 91,565,273
                                TOTAL COMMON STOCKS              91,988,469

                                            Principal
                                              Amount                 Value
-----------------------------------------------------------------------------------
COMMERCIAL PAPER (0.62%)
MONEY CENTER BANKS (0.62%)
 Investment in Joint Trading
  Account; Citicorp
                                             $                  $
  2.95%; 05/02/05                            574,497                574,497
                             TOTAL COMMERCIAL PAPER                 574,497
                                                                -----------

              TOTAL PORTFOLIO INVESTMENTS (100.00%)              92,562,966
CASH, RECEIVABLES AND
 OTHER ASSETS, NET OF
 LIABILITIES (0.00%)                                                  2,833
                         TOTAL NET ASSETS (100.00%)             $92,565,799
                                                                -------------

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $23,433,339
Unrealized Depreciation                         (131,027)
                                             -----------
Net Unrealized Appreciation (Depreciation)    23,302,312
Cost for federal income tax purposes         $69,260,654


                  INVESTMENTS BY REIT TYPE (UNAUDITED)
 REIT Type                              Value                Percentage of
                                                              Total Value
--------------------------------------------------------------------------------
                                     $
 Office & Industrial REITs             21,778,381                 23.53%
 Mall REITs                            18,999,009                 20.52
 Apartment REITs                       12,779,063                 13.80
 Shopping Center REITs                 11,655,318                 12.59
 Diversified REITs                     10,678,936                 11.54
 Hotel REITs                            7,906,646                  8.54
 Self Storage REITs                     4,494,749                  4.86
 Healthcare REITs                       2,486,908                  2.69
 Other Investments                        997,693                  1.08
 Mortgage, Mixed Use &
 Miscellaneous REITs                      786,263                  0.85
                      TOTAL           $92,562,966                100.00%
                                     ---------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                         PRINCIPAL SMALLCAP FUND, INC.

                           APRIL 30, 2005 (UNAUDITED)

                                                   Shares
                                                   Held                    Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (101.38%)
AEROSPACE & DEFENSE EQUIPMENT (0.51%)
                                                                                 $
 Orbital Sciences /1/                                   61,246                 570,813
AIRLINES (0.41%)
 Pinnacle Airlines /1/ /2/                              43,650                 451,341
APPAREL MANUFACTURERS (0.45%)
 Guess? /1/                                             38,110                 496,192
APPLICATIONS SOFTWARE (0.54%)
 American Reprographics /1/                             43,043                 604,754
ATHLETIC EQUIPMENT (0.70%)
 Nautilus /2/                                           31,375                 779,983
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.39%)
 Tenneco Automotive /1/ /2/                             33,846                 434,244
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.34%)
 Commercial Vehicle Group /1/                           19,674                 379,315
BUILDING & CONSTRUCTION PRODUCTS-
MISCELLANEOUS (0.83%)
 NCI Building Systems /1/ /2/                           28,554                 925,721
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.16%)
 Eagle Materials                                        17,080               1,285,270
BUILDING PRODUCTS-LIGHT FIXTURES (0.61%)
 Genlyte Group /1/                                       8,585                 681,134
BUILDING PRODUCTS-WOOD (0.83%)
 Universal Forest Products                              24,317                 925,505
BUILDING-HEAVY CONSTRUCTION (0.74%)
 Perini /1/                                             59,629                 826,458
BUILDING-MAINTENANCE & SERVICE (0.86%)
 Rollins                                                48,236                 952,179
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.56%)
 Thor Industries                                        23,270                 627,127
BUILDING-RESIDENTIAL & COMMERCIAL (0.34%)
 M/I Homes                                               8,372                 382,600
CASINO HOTELS (0.51%)
 Ameristar Casinos /2/                                  11,452                 564,584
CELLULAR TELECOMMUNICATIONS (0.49%)
 Ubiquitel /1/ /2/                                      75,659                 547,015
CHEMICALS-DIVERSIFIED (0.92%)
 FMC /1/                                                20,940               1,026,060
CHEMICALS-SPECIALTY (1.08%)
 MacDermid                                              39,408               1,196,033
COMMERCIAL BANKS (9.23%)
 AmericanWest Bancorp. /1/                              14,475                 269,669
 Capital Corp of the West                               28,742                 696,993
 Cathay General Bancorp                                 21,766                 715,448
 City Holding                                           25,114                 807,666
 Columbia Banking Systems                               46,408               1,089,196
 Community Trust Bancorp                                 9,605                 288,630
 First Midwest Bancorp                                  13,438                 438,885
                                                   Shares
                                                   Held                    Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                                 $
 Frontier Financial                                 15,116                 545,234
 Hancock Holding                                    13,008                 387,899
 Heritage Commerce /1/                              23,835                 455,249
 IBERIABANK                                          8,732                 497,637
 Pacific Capital Bancorp.                           30,201                 870,695
 Preferred Bank                                      4,826                 182,133
 Signature Bank /1/                                 18,889                 465,236
 Southwest Bancorp.                                 25,774                 486,098
 State Financial Services                            9,843                 359,663
 Vineyard National Bancorp.                         30,838                 904,170
 Vineyard National Bancorp.-Rights /1/ /3/ /4/
  /5/                                                1,788                       -
 Vineyard National Bancorp.-Warrants /1/ /3/
  /4/ /5/                                            4,738                  20,468
 Wilshire Bancorp.                                  56,176                 768,488
                                                                        10,249,457
COMMERCIAL SERVICE-FINANCE (1.04%)
 iPayment /1/                                       19,352                 704,219
 NCO Group /1/                                      24,459                 455,671
                                                                         1,159,890
COMPUTER AIDED DESIGN (0.63%)
 ANSYS /1/                                          22,961                 698,933
COMPUTER SERVICES (1.36%)
 CACI International /1/                             13,751                 854,212
 Perot Systems /1/                                  52,175                 658,970
                                                                         1,513,182
COMPUTERS-INTEGRATED SYSTEMS (0.34%)
 Brocade Communications Systems /1/                 87,493                 381,469
CONSUMER PRODUCTS-MISCELLANEOUS (0.63%)
 Central Garden & Pet /1/                           16,860                 701,207
CONTAINERS-METAL & GLASS (2.45%)
 Greif Brothers /2/                                 21,873               1,517,330
 Silgan Holdings                                    19,614               1,199,985
                                                                         2,717,315
COSMETICS & TOILETRIES (0.62%)
 Chattem /1/                                        16,860                 693,620
DATA PROCESSING & MANAGEMENT (1.31%)
 Global Payments                                    12,074                 781,912
 infoUSA /1/                                        61,660                 677,027
                                                                         1,458,939
DENTAL SUPPLIES & EQUIPMENT (1.08%)
 Sybron Dental Specialties /1/                      32,092               1,195,427
DISTRIBUTION-WHOLESALE (0.61%)
 United Stationers /1/                              16,114                 679,689
E-COMMERCE-PRODUCTS (0.32%)
 Provide Commerce /1/ /2/                           20,011                 353,194
E-MARKETING-INFORMATION (0.42%)
 Digital River /1/                                  17,502                 465,553
E-SERVICES-CONSULTING (0.93%)
 Websense /1/                                       19,420               1,030,231
                                                   Shares
                                                   Held                    Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (1.26%)
                                                                       $
 Otter Tail Power                                    28,587                 701,525
 PNM Resources                                       25,290                 699,268
                                                                          1,400,793
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.34%)
 Benchmark Electronics /1/                           14,032                 379,425
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.72%)
 MEMC Electronics Materials /1/                      33,733                 395,688
 Microsemi /1/ /2/                                   44,927                 760,165
 OmniVision Technologies /1/ /2/                     25,728                 360,192
 Semtech /1/                                         23,246                 392,625
                                                                          1,908,670
ELECTRONIC MEASUREMENT INSTRUMENTS (1.07%)
 LeCroy /1/                                          37,677                 495,829
 Trimble Navigation /1/                              20,046                 689,984
                                                                          1,185,813
ENTERTAINMENT SOFTWARE (0.74%)
 Activision /1/                                      57,148                 826,360
FINANCE-CREDIT CARD (0.77%)
 Advanta                                             34,869                 856,034
FINANCE-INVESTMENT BANKER & BROKER (0.14%)
 GFI Group /1/                                        6,523                 152,312
FINANCE-MORTGAGE LOAN/BANKER (0.64%)
 American Home Mortgage Investment /2/               21,653                 708,053
FOOD-MISCELLANEOUS/DIVERSIFIED (1.31%)
 Chiquita Brands International                       33,726                 844,836
 Ralcorp Holdings /1/                                15,371                 608,999
                                                                          1,453,835
FOOD-WHOLESALE & DISTRIBUTION (1.14%)
 Nash Finch /2/                                      35,783               1,265,645
FOOTWEAR & RELATED APPAREL (0.94%)
 Wolverine World Wide                                51,560               1,046,152
GAS-DISTRIBUTION (2.32%)
 Energen                                             22,744               1,408,991
 UGI                                                 23,144               1,162,523
                                                                          2,571,514
HOME FURNISHINGS (1.33%)
 American Woodmark                                   22,203                 706,943
 Tempur-Pedic International /1/ /2/                  40,018                 763,944
                                                                          1,470,887
HOTELS & MOTELS (0.61%)
 Choice Hotels International                         11,142                 674,314
HUMAN RESOURCES (1.79%)
 Korn/Ferry International /1/ /2/                    48,106                 692,727
 Labor Ready /1/ /2/                                 77,215               1,288,718
                                                                          1,981,445
INDUSTRIAL AUDIO & VIDEO PRODUCTS (0.32%)
 Dolby Laboratories /1/                              17,115                 350,002
                                                   Shares
                                                   Held                    Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET APPLICATION SOFTWARE (0.47%)
                                                                         $
 eResearch Technology /1/                              45,737                 519,572
INTERNET SECURITY (0.45%)
 RSA Security /1/                                      46,209                 496,285
INTERNET TELEPHONY (0.57%)
 j2 Global Communications /1/ /2/                      17,582                 628,029
INVESTMENT COMPANIES (0.85%)
 Apollo Investment                                     59,581                 944,955
MACHINERY TOOLS & RELATED PRODUCTS (0.80%)
 Kennametal                                            19,664                 890,779
MACHINERY-CONSTRUCTION & MINING (0.76%)
 Terex /1/                                             22,691                 848,190
MACHINERY-GENERAL INDUSTRY (1.15%)
 Gardner Denver /1/                                    19,662                 718,450
 Idex                                                  15,033                 559,979
                                                                            1,278,429
MEDICAL INFORMATION SYSTEM (0.80%)
 Dendrite International /1/                            57,250                 882,795
MEDICAL INSTRUMENTS (1.06%)
 dj Orthopedics /1/                                    46,630               1,172,744
MEDICAL PRODUCTS (1.82%)
 INAMED /1/                                             7,144                 434,641
 PolyMedica                                            22,471                 696,376
 Syneron Medical /1/                                   28,553                 828,037
 VNUS Medical Technologies /1/ /2/                      6,404                  61,543
                                                                            2,020,597
MEDICAL-BIOMEDICAL/GENE (0.82%)
 Affymetrix /1/ /2/                                    11,873                 547,464
 Lexicon Genetics /1/                                  83,156                 364,223
                                                                              911,687
MEDICAL-DRUGS (0.24%)
 Angiotech Pharmaceuticals /1/                         19,432                 264,081
MEDICAL-HMO (2.13%)
 AMERIGROUP /1/                                        22,471                 789,182
 Sierra Health Services /1/                            24,318               1,573,131
                                                                            2,362,313
MEDICAL-HOSPITALS (0.72%)
 LifePoint Hospitals /1/                               17,945                 797,655
MEDICAL-NURSING HOMES (0.88%)
 Kindred Healthcare /1/                                29,529                 971,504
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.76%)
 Amedisys /1/                                          28,249                 847,752
METAL PROCESSORS & FABRICATION (0.65%)
 Metals USA /1/                                        49,379                 722,909
MISCELLANEOUS INVESTING (5.63%)
 Brandywine Realty Trust                               24,884                 704,217
 Entertainment Properties Trust                        21,105                 911,736
 Gramercy Capital                                      41,694                 828,877
                                                   Shares
                                                   Held                    Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                       $
 Newcastle Investment                                20,307                 598,854
 Parkway Properties                                  12,525                 571,140
 Ramco-Gershenson Properties                         21,102                 584,314
 Redwood Trust                                       16,660                 834,999
 Strategic Hotel Capital                             41,602                 587,004
 Ventas                                              23,161                 624,884
                                                                          6,246,025
MULTIMEDIA (0.52%)
 Journal Communications                              37,202                 572,911
NETWORKING PRODUCTS (0.33%)
 Anixter International /1/                            9,800                 361,816
OFFICE AUTOMATION & EQUIPMENT (0.47%)
 Global Imaging Systems /1/                          14,988                 519,934
OIL & GAS DRILLING (1.27%)
 Grey Wolf /1/                                      101,161                 606,966
 Helmerich & Payne                                   20,794                 799,321
                                                                          1,406,287
OIL COMPANY-EXPLORATION & PRODUCTION (1.71%)
 Berry Petroleum /2/                                 18,837                 880,065
 Houston Exploration /1/                              8,977                 457,288
 Meridian Resource /1/ /2/                          140,156                 566,230
                                                                          1,903,583
OIL FIELD MACHINERY & EQUIPMENT (0.55%)
 Lone Star Technologies /1/                          15,736                 612,760
OIL REFINING & MARKETING (0.64%)
 Frontier Oil                                        16,839                 708,585
PHYSICIAN PRACTICE MANAGEMENT (0.70%)
 Pediatrix Medical Group /1/                         11,447                 779,426
POULTRY (0.69%)
 Gold Kist /1/                                       47,750                 760,658
PRINTING-COMMERCIAL (0.80%)
 Consolidated Graphics /1/                           19,408                 890,827
PRIVATE CORRECTIONS (0.76%)
 GEO Group /1/                                       31,989                 840,031
PROPERTY & CASUALTY INSURANCE (2.52%)
 Arch Capital Group /1/                              25,066               1,002,389
 Infinity Property & Casualty                        28,523                 925,572
 Stewart Information Services                        24,193                 871,432
                                                                          2,799,393
RACETRACKS (0.76%)
 Penn National Gaming /1/                            26,908                 847,602
RENTAL-AUTO & EQUIPMENT (0.65%)
 Aaron Rents                                         32,726                 718,663
RESORTS & THEME PARKS (0.52%)
 Vail Resorts /1/                                    22,161                 573,305
RESPIRATORY PRODUCTS (1.13%)
 Respironics /1/                                     19,833               1,253,247
                                                   Shares
                                                   Held                    Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (1.50%)
                                                                       $
 Genesco /1/                                         25,128                 646,543
 New York & Co. /1/                                  26,870                 515,367
 Stein Mart /1/                                      24,962                 505,730
                                                                          1,667,640
RETAIL-LEISURE PRODUCTS (0.70%)
 MarineMax /1/                                       28,637                 774,631
RETAIL-MUSIC STORE (0.56%)
 Guitar Center /1/                                   12,506                 617,171
RETAIL-PAWN SHOPS (0.07%)
 Cash America International                           5,033                  74,740
RETAIL-RESTAURANTS (2.39%)
 Buffalo Wild Wings /1/ /2/                          14,386                 437,622
 California Pizza Kitchen /1/                        28,105                 640,794
 CKE Restaurants /1/                                 63,755                 946,124
 O'Charley's /1/                                     31,420                 626,515
                                                                          2,651,055
RETAIL-SPORTING GOODS (0.66%)
 Big 5 Sporting Goods                                30,639                 731,966
SAVINGS & LOANS-THRIFTS (0.98%)
 Fidelity Bankshares                                 27,859                 642,428
 WSFS Financial                                       8,715                 445,598
                                                                          1,088,026
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.47%)
 SigmaTel /1/                                        19,861                 520,160
SEMICONDUCTOR EQUIPMENT (0.29%)
 ATMI /1/                                            14,055                 322,070
STEEL PIPE & TUBE (0.52%)
 NS Group /1/                                        19,966                 574,222
SUPERCONDUCTOR PRODUCTION & SYSTEMS (0.63%)
 Intermagnetics General /1/                          28,586                 702,072
TELECOMMUNICATION EQUIPMENT (1.41%)
 Comtech Telecommunications /1/                      44,486               1,561,903
THEATERS (0.72%)
 Carmike Cinemas                                     22,951                 803,285
THERAPEUTICS (1.23%)
 Connetics /1/ /2/                                   30,886                 671,153
 Dyax /1/                                            83,605                 332,748
 Eyetech Pharmaceuticals /1/ /2/                     15,902                 365,587
                                                                          1,369,488
TRANSACTIONAL SOFTWARE (0.59%)
 Transaction Systems Architects /1/                  31,503                 653,057
TRANSPORT-MARINE (1.07%)
 OMI /2/                                             31,721                 577,005
 Overseas Shipholding Group                          10,912                 615,764
                                                                          1,192,769
TRANSPORT-SERVICES (1.87%)
 Dynamex /1/                                         48,596                 871,327
 HUB Group /1/                                       17,122                 941,710
                                                   Shares
                                                   Held                    Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-SERVICES (CONTINUED)
                                                                    $
 Universal Truckload Services /1/                  16,779                 267,457
                                                                        2,080,494
TRANSPORT-TRUCK (0.94%)
 Overnite                                          29,127                 873,227
 SCS Transportation /1/                            11,264                 172,227
                                                                        1,045,454
WEB PORTALS (0.52%)
 SINA /1/                                          20,825                 572,063
                                     TOTAL COMMON STOCKS              112,543,283

                                                 Principal
                                                   Amount                 Value
-----------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.63%)
MONEY CENTER BANKS (0.63%)
 Investment in Joint Trading Account; Citicorp
                                               $                     $
  2.95%; 05/02/05                                 698,423                 698,423
                                  TOTAL COMMERCIAL PAPER                  698,423

                                                 Maturity
                                                 Amount                   Value
-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (8.87%)
 Goldman Sachs; 2.80%; dated 04/29/05 maturing
  05/02/05 (collateralized by U.S. Treasury;                       $
  $10,047,080; 05/15/16) /6/                   $9,852,298               9,850,000
                             TOTAL REPURCHASE AGREEMENTS                9,850,000
                                                                       ------------

                               TOTAL PORTFOLIO INVESTMENTS (110.88%)  123,091,706
LIABILITIES, NET OF CASH, RECEIVABLES, AND OTHER ASSETS (-10.88%)     (12,080,677)
                                          TOTAL NET ASSETS (100.00%) $111,011,029
                                                                     ---------------

 /1 /Non-income producing security.
/2 /Security or a portion of the security was on loan at the end of the period. /3 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $20,468 or 0.02% of net assets.
/4 /Security is illiquid.
/5 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, the value of these securities totaled $20,468 or 0.02% of net assets.
/6 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 11,218,277
Unrealized Depreciation                        (7,266,026)
                                             ------------
Net Unrealized Appreciation (Depreciation)      3,952,251
Cost for federal income tax purposes         $119,139,455


                   INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                              Value                 Percentage of
                                                            Total Value
------------------------------------------------------------------------------
 Financial                         $ 33,592,678                 27.29%
 Consumer, Non-cyclical              25,363,923                 20.61
 Industrial                          19,182,771                 15.58
 Consumer, Cyclical                  16,727,822                 13.59
 Technology                          10,290,324                  8.36
 Communications                       7,108,572                  5.77
 Energy                               4,631,216                  3.76
 Utilities                            3,972,307                  3.23
 Basic Materials                      2,222,093                  1.81
                   TOTAL           $123,091,706                100.00%
                                  ----------------            -----------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                      PRINCIPAL TAX-EXEMPT BOND FUND, INC.

                           APRIL 30, 2005 (UNAUDITED)

                                               Principal
                                                 Amount                 Value
----------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (97.14%)
ALABAMA (1.19%)
 Courtland, Alabama
  International Paper
                                               $                     $
  4.75%; 05/01/17                               2,000,000               2,022,280
ALASKA (0.63%)
 Alaska Housing Finance
  FGIC
  5.25%; 12/01/34                               1,000,000               1,070,720
ARIZONA (1.62%)
 Arizona State University
  AMBAC
  5.25%; 09/01/24                               1,500,000               1,626,945
 Arizona State University
  FGIC
  5.50%; 07/01/21                               1,000,000               1,133,970
                                                                        2,760,915
CALIFORNIA (9.47%)
 California
  5.25%; 02/01/17                               2,190,000               2,382,326
  5.25%; 11/01/25                               2,000,000               2,143,760
  5.50%; 04/01/28                               2,000,000               2,187,060
 California Educational Facilities
  Authority
  Santa Clara University
  5.75%; 09/01/21                               2,000,000               2,117,100
 California Pollution Control Financing
  Authority
  Waste Management
  3.13%; 01/01/22                               1,750,000               1,737,365
 Golden State Tobacco Securitization
  5.50%; 06/01/43                                 500,000                 542,740
  5.63%; 06/01/20                               3,000,000               3,147,630
 San Diego Redevelopment Agency
  XLCA
  5.00%; 09/01/23                               1,775,000               1,868,241
                                                                       16,126,222
COLORADO (3.74%)
 Colorado Health Facilities Authority
  Catholic Health Initiatives
  5.38%; 12/01/11                               1,565,000               1,675,630
 Fort Collins, Colorado Lease
  Certificate
  AMBAC
  5.38%; 06/01/23                               2,275,000               2,496,244
 Platte River Power Authority
  5.38%; 06/01/17                               2,000,000               2,203,220
                                                                        6,375,094
FLORIDA (6.10%)
 Dade County, Florida
  FGIC
  5.25%; 10/01/11                               1,040,000               1,110,813
 Florida State Board of Education
  5.00%; 07/01/14                               2,000,000               2,208,560
 Gainesville, Florida
  5.20%; 10/01/26                                 590,000                 609,482
                                               Principal
                                                 Amount                 Value
----------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
FLORIDA (CONTINUED)
 Orange County, Florida
  AMBAC
                                               $                     $
  5.50%; 10/01/32                               3,000,000               3,288,630
 Orange County, Florida
  MBIA
  5.38%; 08/01/22                               3,000,000               3,159,720
                                                                       10,377,205
GEORGIA (0.60%)
 Richmond County, Georgia
  ASU Jaguar Student Housing
  5.00%; 02/01/20                               1,000,000               1,028,490
IDAHO (1.58%)
 Idaho Health Facilities Authority
  Portneuf Medical Center Project
  5.25%; 09/01/25                               2,000,000               2,122,960
 Idaho Housing & Finance Association
  5.90%; 01/01/15                                 545,000                 561,999
                                                                        2,684,959
ILLINOIS (8.84%)
 Chicago, Illinois Board of Education
  Albany PK Academy
  5.50%; 12/01/21                               1,270,000               1,420,012
 Chicago, Illinois Board of Education
  Benito Juarez Community Academy
  6.00%; 12/01/17                               1,220,000               1,425,936
  6.00%; 12/01/18                               1,290,000               1,505,611
  6.00%; 12/01/21                               1,540,000               1,800,091
 Chicago, Illinois Gas Supply
  Peoples Gas Light
  4.75%; 03/01/30                               2,000,000               2,080,880
 Cook County, Illinois
  5.25%; 11/15/28                               2,000,000               2,161,400
 Illinois Finance Authority
  OSF Healthcare System
  5.25%; 11/15/23                               1,500,000               1,563,555
 Illinois Health Facility
  Advocate Health
  5.25%; 08/15/08                                 320,000                 345,206
  7.00%; 02/15/09                                 190,000                 206,040
  7.00%; 02/15/18                                 720,000                 886,392
 Illinois Health Facility
  Lake Forest Hospital
  6.00%; 07/01/17                               1,500,000               1,654,380
                                                                       15,049,503
INDIANA (5.55%)
 Hendricks County, Indiana
  5.50%; 07/15/20                               2,500,000               2,777,650
 Indiana Bond Bank
  Water & Sewer
  5.88%; 08/01/13                               1,060,000               1,195,913
 Indiana Health Facility
  Clarion Health Partners
  5.38%; 02/15/09                               2,020,000               2,126,616
                                               Principal
                                                 Amount                 Value
----------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
INDIANA (CONTINUED)
 Indianapolis Public Improvement
  MBIA
                                               $                     $
  5.50%; 01/01/16                               3,000,000               3,345,270
                                                                        9,445,449
IOWA (1.80%)
 Chillicothe, Iowa
  IES Utilities
  3.60%; 11/01/23                               1,100,000               1,080,442
 Eddyville, Iowa
  Cargill
  5.63%; 12/01/13                               1,000,000               1,011,310
 Lansing, Iowa
  Interstate Power
  3.60%; 11/01/08                               1,000,000                 981,590
                                                                        3,073,342
KANSAS (1.17%)
 Burlington, Kansas
  Kansas City Power & Light
  2.38%; 10/01/17                               2,000,000               1,994,840
KENTUCKY (2.42%)
 Adair County, Kentucky
  5.10%; 09/01/20                               2,820,000               2,990,751
 Kentucky Property & Buildings
  Commission
  FSA
  5.38%; 02/01/18                               1,000,000               1,122,560
                                                                        4,113,311
MAINE (1.66%)
 Jay, Maine
  International Paper
  6.20%; 09/01/19                               1,000,000               1,074,530
 Maine Governmental Facilities Authority
  MBIA
  5.38%; 10/01/17                               1,600,000               1,760,544
                                                                        2,835,074
MASSACHUSETTS (2.99%)
 Massachusetts
  5.50%; 03/01/12                               3,000,000               3,366,420
 Massachusetts Housing Finance Agency
  FSA
  3.15%; 06/01/08                               1,750,000               1,727,547
                                                                        5,093,967
MICHIGAN (2.91%)
 Michigan State Trunk Line
  FSA
  5.25%; 10/01/21                               1,000,000               1,086,920
 Michigan Strategic Fund
  Detroit Edison
  5.45%; 09/01/29                               2,000,000               2,098,480
                                               Principal
                                                 Amount                 Value
----------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
MICHIGAN (CONTINUED)
 Walled Lake, Michigan
  MBIA
                                               $                     $
  5.25%; 05/01/22                               1,625,000               1,765,302
                                                                        4,950,702
MISSISSIPPI (1.31%)
 Mississippi
  5.50%; 09/01/10                               2,000,000               2,227,440
MISSOURI (1.31%)
 Missouri Housing Development Commission
  GNMA/FNMA
  5.05%; 09/01/24                                 930,000                 954,478
 Missouri State Health & Educational
  Facilities Authority
  BJC Health System
  5.00%; 05/15/20                               1,200,000               1,273,944
                                                                        2,228,422
NEVADA (1.24%)
 Nevada
  5.25%; 09/15/27                               2,000,000               2,106,840
NEW HAMPSHIRE (1.30%)
 New Hampshire Health & Education
  Facilities Authority
  FSA
  5.50%; 08/01/27                               2,000,000               2,207,040
NEW JERSEY (0.65%)
 New Jersey Economic Development
  Authority
  5.00%; 06/15/11                                 525,000                 571,153
  5.63%; 06/15/19                                 500,000                 537,065
                                                                        1,108,218
NEW YORK (10.80%)
 City of New York
  XLCA
  6.25%; 08/01/08                                 750,000                 789,555
  6.25%; 04/15/17                                 150,000                 160,936
  6.25%; 04/15/17                                  35,000                  37,597
 Nassau County, New York
  5.25%; 11/15/17                               2,800,000               3,105,844
 New York City Municipal Water Finance
  Authority
  5.00%; 06/15/31                               2,540,000               2,661,209
 New York State Dormitory Authority
  AMBAC
  6.13%; 07/01/12                               2,000,000               2,279,320
 New York State Dormitory Authority
  FSA
  5.00%; 08/15/25                                 500,000                 528,515
 New York State Dormitory Authority
  MBIA
  5.25%; 10/01/23                               1,500,000               1,632,390
 New York State Thruway Authority
  5.40%; 01/01/11                               1,500,000               1,591,605
                                               Principal
                                                 Amount                 Value
----------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
NEW YORK (CONTINUED)
 Tobacco Settlement Financing Authority
                                               $                     $
  5.25%; 06/01/21                               2,200,000               2,377,320
  5.50%; 06/01/14                               2,000,000               2,168,540
 United Nations Development
  5.25%; 07/01/14                               1,000,000               1,041,630
                                                                       18,374,461
NORTH CAROLINA (1.41%)
 Fayetteville, North Carolina
  2.99%; 03/01/24                               2,400,000               2,400,000
OKLAHOMA (1.38%)
 Tulsa Industrial Authority
  St. John Medical Center
  6.25%; 02/15/06                               1,280,000               1,314,752
  6.25%; 02/15/06                               1,000,000               1,027,150
                                                                        2,341,902
OREGON (0.65%)
 Oregon State Housing & Community
  Services Department
  5.65%; 07/01/28                               1,070,000               1,099,981
PENNSYLVANIA (0.62%)
 Pennsylvania State University
  Government of the University
  5.00%; 09/01/29                               1,000,000               1,053,600
PUERTO RICO (1.27%)
 Puerto Rico
  5.25%; 07/01/22                               2,000,000               2,158,380
SOUTH CAROLINA (3.92%)
 South Carolina
  5.75%; 01/01/13                               3,000,000               3,374,730
 South Carolina Public Service
  FSA
  5.38%; 01/01/16                               3,000,000               3,292,680
                                                                        6,667,410
TEXAS (11.22%)
 Brazos River Authority
  Houston Industries
  5.13%; 05/01/19                               2,000,000               2,130,740
 Guadalupe-Blanco River Authority
  E.I. Dupont De Nemours
  6.35%; 07/01/22                               2,500,000               2,551,475
 Lower Colorado River Authority
  FSA
  6.00%; 05/15/13                               2,500,000               2,773,950
 Lower Colorado River Authority
  MBIA
  5.38%; 05/15/20                               3,000,000               3,244,560
 Red River Authority
  MBIA
  6.00%; 06/01/20                               1,000,000               1,051,900
 San Antonio, Texas
  FSA
  5.50%; 05/15/17                               2,090,000               2,318,646
                                               Principal
                                                 Amount                 Value
----------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
TEXAS (CONTINUED)
 Texas State Department Of Housing &
  Community Affairs
                                               $                     $
  5.70%; 01/01/33                               2,755,000               2,905,230
 University of Texas
  5.25%; 07/01/17                               1,905,000               2,118,512
                                                                       19,095,013
UTAH (1.67%)
 Utah Water Finance Agency
  AMBAC
  5.00%; 10/01/26                               2,700,000               2,841,237
WASHINGTON (2.18%)
 Grant County, Washington
  5.00%; 01/01/24                               1,550,000               1,635,033
 Seattle, Washington
  5.00%; 07/01/33                               2,000,000               2,073,860
                                                                        3,708,893
WEST VIRGINIA (3.33%)
 Braxton County, West Virginia
  Weyerhaeuser
  6.13%; 04/01/26                               2,000,000               2,103,340
 Marshall County, West Virginia
  Ohio Power
  5.90%; 04/01/22                               1,500,000               1,523,880
 Pleasants County, West Virginia
  Potomac Edison
  6.15%; 05/01/15                               2,000,000               2,050,360
                                                                        5,677,580
WISCONSIN (0.61%)
 Wisconsin Health & Educational
  Facilities
  Franciscan Skemp Medical Center
  6.13%; 11/15/15                               1,000,000               1,035,740
                                  TOTAL TAX-EXEMPT BONDS              165,334,230


                                            Principal Amount
                                                                        Value
----------------------------------------------------------------------------------------
OTHER (1.93%)
 Blackrock Institutional Fund                  $2,080,000            $  2,080,000
 Merrill Lynch Institutional Tax-Exempt
  Munifund                                      1,200,000               1,200,000
                                             TOTAL OTHER                3,280,000
                                                                     ------------

                    TOTAL PORTFOLIO INVESTMENTS (99.07%)              168,614,230
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES
 (0.93%)                                                                1,584,069
                              TOTAL NET ASSETS (100.00%)             $170,198,299
                                                                     --------------

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  5,190,703
Unrealized Depreciation                          (207,010)
                                             ------------
Net Unrealized Appreciation (Depreciation)      4,983,693
Cost for federal income tax purposes         $163,630,537


                         INVESTMENTS BY SECTOR
 Sector                            Value                   Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
                                $
 Insured                           80,476,699                   47.73%
 Revenue                           52,652,018                   31.23
 Prerefunded                       17,539,342                   10.40
 General Obligation                14,666,171                    8.70
 Other                              3,280,000                    1.94
                TOTAL            $168,614,230                  100.00%
                                -----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(C)/        2004         2003         2002         2001        2000
                          ----             ----         ----         ----         ----        ----
PRINCIPAL BALANCED FUND, INC.
-----------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $12.59          $11.89       $10.63       $12.17       $14.50      $15.13
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.11            0.18         0.16        0.20/(g)/     0.29        0.32
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.32            0.71         1.26        (1.51)/(g)/  (2.13)       0.02
                           ----            ----         ----        -----        -----        ----
 Total From Investment
            Operations     0.43            0.89         1.42        (1.31)       (1.84)       0.34
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.13)          (0.19)       (0.16)       (0.23)       (0.28)      (0.33)
 Distributions from
  Realized Gains......       --              --           --           --        (0.21)      (0.64)
  ----                                                                           -----       -----
   Total Dividends and
         Distributions    (0.13)          (0.19)       (0.16)       (0.23)       (0.49)      (0.97)
                          -----           -----        -----        -----        -----       -----
Net Asset Value, End
 of Period............   $12.89          $12.59       $11.89       $10.63       $12.17      $14.50
                         ======          ======       ======       ======       ======      ======
Total Return /(b)/ ...     3.39%/(d)/      7.50%       13.52%      (10.94)%     (12.91)%      2.40%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $86,630         $85,882      $82,198      $77,483      $80,547     $94,763
 Ratio of Expenses to
  Average Net Assets..     1.33%/(e)/      1.26%        1.46%        1.42%        1.35%       1.32%
 Ratio of Gross
  Expenses to Average
  Net Assets..........     1.33%/(e)(f)/   1.26%/(f)/   1.47%/(f)/   1.43%/(f)/     --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.73%/(e)/      1.46%        1.42%        1.71%/(g)/   2.14%       2.26%
 Portfolio Turnover
  Rate................    133.8%/(e)/     144.6%       117.0%        88.1%       107.5%       54.4%

                          2005/(C)/        2004         2003         2002         2001        2001
                          ----             ----         ----         ----         ----        ----
PRINCIPAL BALANCED FUND, INC.
-----------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $12.51          $11.84       $10.59       $12.12       $14.43      $15.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.06            0.08         0.07        0.12/(h)/     0.19        0.21
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.32            0.69         1.26        (1.51)/(h)/  (2.11)       0.02
                           ----            ----         ----        -----        -----        ----
 Total From Investment
            Operations     0.38            0.77         1.33        (1.39)       (1.92)       0.23
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.08)          (0.10)       (0.08)       (0.14)       (0.18)      (0.22)
 Distributions from
  Realized Gains......       --              --           --           --        (0.21)      (0.64)
  ----                                                                           -----       -----
   Total Dividends and
         Distributions    (0.08)          (0.10)       (0.08)       (0.14)       (0.39)      (0.86)
                          -----           -----        -----        -----        -----       -----
Net Asset Value, End
 of Period............   $12.81          $12.51       $11.84       $10.59       $12.12      $14.43
                         ======          ======       ======       ======       ======      ======
Total Return /(b)/ ...     3.01%/(d)/      6.53%       12.63%      (11.55)%     (13.53)%      1.61%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,363         $15,126      $15,405      $14,658      $17,900     $20,680
 Ratio of Expenses to
  Average Net Assets..     2.12%/(e)/      2.07%        2.25%        2.12%        2.05%       2.12%
 Ratio of Gross
  Expenses to Average
  Net Assets..........     2.12%/(e)(f)/   2.07%/(f)/   2.25%/(f)/   2.13%/(f)/     --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.94%/(e)/      0.66%        0.64%        1.02%/(h)/   1.44%       1.46%
 Portfolio Turnover
  Rate................    133.8%/(e)/     144.6%       117.0%        88.1%       107.5%       54.4%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended October 31, 2002 for Class A was to decrease net investment income by $.01 per share, increase net realized and unrealized gain (loss) on investments by $.01 per share, and decrease the ratio of net investment income to average net assets by .09%. Prior periods have not been restated to reflect this change in presentation.
/(h) /Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended October 31, 2002 for Class B was to decrease net investment income by $.01 per share, increase net realized and unrealized gain (loss) on investments by $.01 per share, and decrease the ratio of net investment income to average net assets by .08%. Prior periods have not been restated to reflect this change in presentation.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(C)/      2004       2003       2002          2001        2000
                           ----           ----       ----       ----          ----        ----
PRINCIPAL BOND FUND, INC.
-------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.15        $10.99     $10.97     $11.11        $10.25      $10.66
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.20          0.43       0.45      0.51/(f)/      0.61        0.72
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.10)         0.18       0.06      (0.11)/(f)/    0.88       (0.40)
                           -----          ----       ----      -----          ----       -----
 Total From Investment
            Operations      0.10          0.61       0.51       0.40          1.49        0.32
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.27)        (0.45)     (0.49)     (0.54)        (0.63)      (0.73)
                           -----         -----      -----      -----         -----       -----
   Total Dividends and
         Distributions     (0.27)        (0.45)     (0.49)     (0.54)        (0.63)      (0.73)
                           -----         -----      -----      -----         -----       -----
Net Asset Value, End
 of Period............    $10.98        $11.15     $10.99     $10.97        $11.11      $10.25
                          ======        ======     ======     ======        ======      ======
Total Return /(b)/ ...      0.89%/(d)/    5.71%      4.68%      3.83%        14.96%       3.23%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $175,099      $178,911   $184,971   $186,723      $143,818    $124,630
 Ratio of Expenses to
  Average Net Assets..      1.01%/(e)/    0.94%      1.03%      1.06%         1.05%       1.06%
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.70%/(e)/    3.91%      4.00%      4.73%/(f)/    5.67%       6.96%
 Portfolio Turnover
  Rate................     180.3%/(e)/   154.9%      79.7%      78.9%        152.0%       60.7%

                           2005/(C)/      2004       2003       2002          2001        2000
                           ----           ----       ----       ----          ----        ----
PRINCIPAL BOND FUND, INC.
-------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.15        $10.98     $10.97     $11.11        $10.24      $10.65
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.17          0.36       0.35      0.43/(g)/      0.54        0.64
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.11)         0.18       0.07      (0.11)/(g)/    0.88       (0.39)
                           -----          ----       ----      -----          ----       -----
 Total From Investment
            Operations      0.06          0.54       0.42       0.32          1.42        0.25
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.23)        (0.37)     (0.41)     (0.46)        (0.55)      (0.66)
                           -----         -----      -----      -----         -----       -----
   Total Dividends and
         Distributions     (0.23)        (0.37)     (0.41)     (0.46)        (0.55)      (0.66)
                           -----         -----      -----      -----         -----       -----
Net Asset Value, End
 of Period............    $10.98        $11.15     $10.98     $10.97        $11.11      $10.24
                          ======        ======     ======     ======        ======      ======
Total Return /(b)/ ...      0.57%/(d)/    4.98%      3.86%      3.07%        14.23%       2.45%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $30,470       $31,326    $33,883    $34,190       $26,348     $22,577
 Ratio of Expenses to
  Average Net Assets..      1.64%/(e)/    1.60%      1.84%      1.83%         1.68%       1.85%
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.07%/(e)/    3.25%      3.20%      3.95%/(g)/    5.04%       6.16%
 Portfolio Turnover
  Rate................     180.3%/(e)/   154.9%      79.7%      78.9%        152.0%       60.7%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended October 31, 2002 for Class A was to decrease net investment income by $.03 per share, increase net realized and unrealized gain (loss) on investments by $.03 per share, and decrease the ratio of net investment income to average net assets by .30%. Prior periods have not been restated to reflect this change in presentation.
/(g) /Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended October 31, 2002 for Class B was to decrease net investment income by $.03 per share, increase net realized and unrealized gain (loss) on investments by $.03 per share, and decrease the ratio of net investment income to average net assets by .30%. Prior periods have not been restated to reflect this change in presentation.



See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                                                      2005/(D)/      2004          2003          2002          2001         2000
                                                      ----           ----          ----          ----          ----         ----
PRINCIPAL CAPITAL VALUE FUND, INC.
----------------------------------
CLASS A SHARES
--------------
Net Asset Value, Beginning of Period.............    $23.61        $21.77        $18.48        $20.61        $25.04       $29.58
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/ ...      0.18          0.24          0.21          0.22          0.20         0.34
 Net Realized and Unrealized Gain (Loss) on
  Investments....................................      1.25          1.84          3.30         (2.16)        (3.40)       (2.10)
                                                       ----          ----          ----         -----         -----        -----
                 Total From Investment Operations      1.43          2.08          3.51         (1.94)        (3.20)       (1.76)
Less Dividends and Distributions:
 Dividends from Net Investment Income............     (0.28)        (0.24)        (0.22)        (0.19)        (0.30)       (0.25)
 Distributions from Realized Gains...............        --            --            --            --         (0.93)       (2.53)
   ----                                                                                                       -----        -----
                Total Dividends and Distributions     (0.28)        (0.24)        (0.22)        (0.19)        (1.23)       (2.78)
                                                      -----         -----         -----         -----         -----        -----
Net Asset Value, End of Period...................    $24.76        $23.61        $21.77        $18.48        $20.61       $25.04
                                                     ======        ======        ======        ======        ======       ======
Total Return /(b)/ ..............................      6.04%/(e)/    9.61%        19.23%        (9.52)%      (13.31)%      (6.20)%
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)........  $304,081      $311,583      $326,089      $333,016      $386,827     $452,251
 Ratio of Expenses to Average Net Assets.........      1.01%/(f)/    0.94%         1.00%         1.01%         0.95%        0.94%
 Ratio of Gross Expenses to Average Net Assets
  /(c)/ .........................................      1.01%/(f)/    0.95%/(g)/    1.01%/(g)/    1.01%/(g)/      --           --
 Ratio of Net Investment Income to Average Net
  Assets.........................................      1.42%/(f)/    1.04%         1.05%         1.00%         0.90%        1.38%
 Portfolio Turnover Rate.........................     131.7%/(f)/   183.8%        132.1%        128.8%        126.2%       107.8%

                                                      2005/(D)/      2004          2003          2002          2001         2000
                                                      ----           ----          ----          ----          ----         ----
PRINCIPAL CAPITAL VALUE FUND, INC.
----------------------------------
CLASS B SHARES
--------------
Net Asset Value, Beginning of Period.............    $23.37        $21.51        $18.30        $20.38        $24.76       $29.41
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/ ...      0.11          0.08          0.02          0.06          0.03         0.11
 Net Realized and Unrealized Gain (Loss) on
  Investments....................................      1.25          1.82          3.28         (2.12)        (3.37)       (2.09)
                                                       ----          ----          ----         -----         -----        -----
                 Total From Investment Operations      1.36          1.90          3.30         (2.06)        (3.34)       (1.98)
Less Dividends and Distributions:
 Dividends from Net Investment Income............     (0.12)        (0.04)        (0.09)        (0.02)        (0.11)       (0.14)
 Distributions from Realized Gains...............        --            --            --            --         (0.93)       (2.53)
   ----                                                                                                       -----        -----
                Total Dividends and Distributions     (0.12)        (0.04)        (0.09)        (0.02)        (1.04)       (2.67)
                                                      -----         -----         -----         -----         -----        -----
Net Asset Value, End of Period...................    $24.61        $23.37        $21.51        $18.30        $20.38       $24.76
                                                     ======        ======        ======        ======        ======       ======
Total Return /(b)/ ..............................      5.79%/(e)/    8.83%        18.09%       (10.13)%      (13.96)%      (7.03)%
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)........   $26,788       $27,213       $29,412       $27,235       $32,975      $39,017
 Ratio of Expenses to Average Net Assets.........      1.54%/(f)/    1.63%         1.97%         1.72%         1.71%        1.82%
 Ratio of Gross Expenses to Average Net Assets...        --          1.64%/(g)/    1.98%/(g)/    1.72%/(g)/      --           --
 Ratio of Net Investment Income to Average Net
  Assets.........................................      0.90%/(f)/    0.35%         0.08%         0.29%         0.15%        0.51%
 Portfolio Turnover Rate.........................     131.7%/(f)/   183.8%        132.1%        128.8%        126.2%       107.8%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without fees the Manager's voluntary expense limit.  The voluntary expense limit began on March 1, 2003.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(D)/      2004       2003       2002       2001        2000
                           ----           ----       ----       ----       ----        ----
PRINCIPAL CASH MANAGEMENT FUND, INC.
------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $1.000        $1.000     $1.000     $1.000     $1.000      $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.009         0.006      0.006      0.013      0.043       0.056
                           -----         -----      -----      -----      -----       -----
 Total From Investment
            Operations     0.009         0.006      0.006      0.013      0.043       0.056
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.009)       (0.006)    (0.006)    (0.013)    (0.043)     (0.056)
                          ------        ------     ------     ------     ------      ------
   Total Dividends and
         Distributions    (0.009)       (0.006)    (0.006)    (0.013)    (0.043)     (0.056)
                          ------        ------     ------     ------     ------      ------
Net Asset Value, End
 of Period............    $1.000        $1.000     $1.000     $1.000     $1.000      $1.000
                          ======        ======     ======     ======     ======      ======
Total Return /(b)/ ...      0.86%/(e)/    0.57%      0.59%      1.36%      4.44%       5.71%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $330,902      $317,340   $346,292   $397,386   $412,409    $390,154
 Ratio of Expenses to
  Average Net Assets..      0.71%/(f)/    0.68%      0.75%      0.72%      0.70%       0.70%
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.71%/(f)/    0.56%      0.59%      1.35%      4.33%       5.54%

                           2005/(D)/      2004       2003       2002       2001        2000
                           ----           ----       ----       ----       ----        ----
PRINCIPAL CASH MANAGEMENT FUND, INC.
------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $1.000        $1.000     $1.000     $1.000     $1.000      $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.006         0.004      0.003      0.009      0.037       0.049
                           -----         -----      -----      -----      -----       -----
 Total From Investment
            Operations     0.006         0.004      0.003      0.009      0.037       0.049
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.006)       (0.004)    (0.003)    (0.009)    (0.037)     (0.049)
                          ------        ------     ------     ------     ------      ------
   Total Dividends and
         Distributions    (0.006)       (0.004)    (0.003)    (0.009)    (0.037)     (0.049)
                          ------        ------     ------     ------     ------      ------
Net Asset Value, End
 of Period............    $1.000        $1.000     $1.000     $1.000     $1.000      $1.000
                          ======        ======     ======     ======     ======      ======
Total Return /(b)/ ...      0.65%/(e)/    0.39%      0.25%      0.88%      3.71%       5.01%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $3,966        $5,071     $7,695     $8,715     $6,655      $5,318
 Ratio of Expenses to
  Average Net Assets..      1.12%/(f)/    0.89%      1.09%      1.27%      1.40%       1.33%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...        --          0.96%      1.10%        --         --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.27%/(f)/    0.35%      0.25%      0.87%      3.59%       4.87%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without the Manager's voluntary expense limit. The limit ceased on March 1, 2005.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.



/ /
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(D)/     2004      2003      2002       2001         2000
                          ----          ----      ----      ----       ----         ----
PRINCIPAL EQUITY INCOME FUND, INC.
----------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.22        $9.38     $8.57    $10.69     $18.40       $17.86
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.20         0.35      0.36      0.31       0.20         0.27
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.67         0.84      0.81     (2.14)     (4.05)        1.68
                           ----         ----      ----     -----      -----         ----
 Total From Investment
            Operations     0.87         1.19      1.17     (1.83)     (3.85)        1.95
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.20)       (0.35)    (0.36)    (0.29)     (0.20)       (0.27)
 Distributions from
  Realized Gains......       --           --        --        --      (3.66)       (1.14)
  ----                                                                -----        -----
   Total Dividends and
         Distributions    (0.20)       (0.35)    (0.36)    (0.29)     (3.86)       (1.41)
                          -----        -----     -----     -----      -----        -----
Net Asset Value, End
 of Period............   $10.89       $10.22     $9.38     $8.57     $10.69       $18.40
                         ======       ======     =====     =====     ======       ======
Total Return /(b)/ ...     8.54%/(e)/  12.95%    13.86%   (17.30)%   (25.74)%      12.09%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $81,049      $69,482   $60,703   $57,881    $72,581     $101,352
 Ratio of Expenses to
  Average Net Assets..     1.30%/(f)/   1.27%     1.46%     1.48%      1.31%        1.23%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.30%/(f)/   1.27%       --        --         --           --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.82%/(f)/   3.56%     4.02%     3.15%      1.51%        1.59%
 Portfolio Turnover
  Rate................     84.1%/(f)/  134.7%     19.1%     79.4%     106.2%       150.8%

                          2005/(D)/     2004      2003      2002       2001         2000
                          ----          ----      ----      ----       ----         ----
PRINCIPAL EQUITY INCOME FUND, INC.
----------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.18        $9.34     $8.53    $10.64     $18.37       $17.83
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.16         0.26      0.28      0.21       0.10         0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.66         0.85      0.80     (2.11)     (4.07)        1.69
                           ----         ----      ----     -----      -----         ----
 Total From Investment
            Operations     0.82         1.11      1.08     (1.90)     (3.97)        1.83
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.16)       (0.27)    (0.27)    (0.21)     (0.10)       (0.15)
 Distributions from
  Realized Gains......       --           --        --        --      (3.66)       (1.14)
  ----                                                                -----        -----
   Total Dividends and
         Distributions    (0.16)       (0.27)    (0.27)    (0.21)     (3.76)       (1.29)
                          -----        -----     -----     -----      -----        -----
Net Asset Value, End
 of Period............   $10.84       $10.18     $9.34     $8.53     $10.64       $18.37
                         ======       ======     =====     =====     ======       ======
Total Return /(b)/ ...     8.06%/(e)/  12.06%    12.85%   (18.02)%   (26.41)%      11.30%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $12,774      $11,415    $9,775    $9,982    $15,152      $19,624
 Ratio of Expenses to
  Average Net Assets..     2.10%/(f)/   2.10%     2.34%     2.37%      2.15%        2.00%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.13%/(f)/   2.10%       --        --         --           --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.00%/(f)/   2.72%     3.14%     2.19%      0.66%        0.82%
 Portfolio Turnover
  Rate................     84.1%/(f)/  134.7%     19.1%     79.4%     106.2%       150.8%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without the Manager's voluntary expense limit. The expense limit began on March 1, 2004.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(C)/      2004       2003       2002       2001        2000
                           ----           ----       ----       ----       ----        ----
PRINCIPAL GOVERNMENT SECURITIES
-------------------------------
INCOME FUND, INC.
-----------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.37        $11.41     $11.74     $11.77     $11.18      $11.10
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.18          0.43       0.45       0.60       0.65        0.68
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.09)         0.01      (0.26)      0.01       0.61        0.07
                           -----          ----      -----       ----       ----        ----
 Total From Investment
            Operations      0.09          0.44       0.19       0.61       1.26        0.75
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.20)        (0.48)     (0.52)     (0.64)     (0.67)      (0.67)
                           -----         -----      -----      -----      -----       -----
   Total Dividends and
         Distributions     (0.20)        (0.48)     (0.52)     (0.64)     (0.67)      (0.67)
                           -----         -----      -----      -----      -----       -----
Net Asset Value, End
 of Period............    $11.26        $11.37     $11.41     $11.74     $11.77      $11.18
                          ======        ======     ======     ======     ======      ======
Total Return /(b)/ ...      0.76%/(d)/    3.93%      1.59%      5.41%     11.64%       7.09%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $259,593      $274,876   $304,191   $310,506   $243,876    $213,114
 Ratio of Expenses to
  Average Net Assets..      0.90%/(e)/    0.82%      0.93%      0.90%      0.90%       0.94%
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.17%/(e)/    3.79%      3.82%      5.11%      5.68%       6.14%
 Portfolio Turnover
  Rate................     395.5%/(e)/    72.7%     181.1%      36.5%      51.9%        6.9%

                           2005/(C)/      2004       2003       2002       2001        2000
                           ----           ----       ----       ----       ----        ----
PRINCIPAL GOVERNMENT SECURITIES
-------------------------------
INCOME FUND, INC.
-----------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.30        $11.35     $11.67     $11.71     $11.13      $11.05
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.13          0.34       0.35       0.52       0.58        0.58
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.08)           --      (0.24)     (0.01)      0.59        0.09
   ----                    -----                    -----      -----       ----        ----
 Total From Investment
            Operations      0.05          0.34       0.11       0.51       1.17        0.67
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.15)        (0.39)     (0.43)     (0.55)     (0.59)      (0.59)
                           -----         -----      -----      -----      -----       -----
   Total Dividends and
         Distributions     (0.15)        (0.39)     (0.43)     (0.55)     (0.59)      (0.59)
                           -----         -----      -----      -----      -----       -----
Net Asset Value, End
 of Period............    $11.20        $11.30     $11.35     $11.67     $11.71      $11.13
                          ======        ======     ======     ======     ======      ======
Total Return /(b)/ ...      0.46%/(d)/    3.07%      0.91%      4.54%     10.82%       6.32%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $52,582       $53,901    $62,573    $52,839    $36,303     $27,395
 Ratio of Expenses to
  Average Net Assets..      1.68%/(e)/    1.60%      1.70%      1.71%      1.59%       1.75%
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.40%/(e)/    3.01%      3.06%      4.30%      4.98%       5.33%
 Portfolio Turnover
  Rate................     395.5%/(e)/    72.7%     181.1%      36.5%      51.9%        6.9%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(C)/       2004          2003          2002        2001         2000
                           ----            ----          ----          ----        ----         ----
PRINCIPAL GROWTH FUND, INC.
---------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $26.31         $25.44        $22.10        $27.06      $71.22       $65.57
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.08          (0.08)        (0.09)        (0.18)      (0.30)       (0.37)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.97           0.95          3.43         (4.78)     (21.79)        8.43
                            ----           ----          ----         -----      ------         ----
 Total From Investment
            Operations      1.05           0.87          3.34         (4.96)     (22.09)        8.06
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --             --            --            --      (22.07)       (2.41)
   ----                                                                          ------        -----
   Total Dividends and
         Distributions        --             --            --            --      (22.07)       (2.41)
   ----                                                                          ------        -----
Net Asset Value, End
 of Period............    $27.36         $26.31        $25.44        $22.10      $27.06       $71.22
                          ======         ======        ======        ======      ======       ======
Total Return /(b)/ ...      3.99%/(d)/     3.42%        15.11%       (18.33)%    (41.87)%      12.64%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $250,483       $252,694      $263,119      $243,504    $291,541     $525,175
 Ratio of Expenses to
  Average Net Assets..      1.22%/(e)/     1.15%         1.37%         1.41%       1.30%        1.08%
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.15%/(f)/    1.37%/(f)/      --          --           --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.58%/(e)/    (0.30)%       (0.42)%       (0.66)%     (0.71)%      (0.52)%
 Portfolio Turnover
  Rate................     215.0%/(e)/     52.7%         46.6%/(g)/    22.4%       33.4%       121.5%

                           2005/(C)/       2004          2003          2002        2001         2000
                           ----            ----          ----          ----        ----         ----
PRINCIPAL GROWTH FUND, INC.
---------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $25.12         $24.49        $21.45        $26.43      $70.41       $65.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)         (0.28)        (0.28)        (0.41)      (0.24)       (0.89)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.94           0.91          3.32         (4.57)     (21.67)        8.38
                            ----           ----          ----         -----      ------         ----
 Total From Investment
            Operations      0.91           0.63          3.04         (4.98)     (21.91)        7.49
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --             --            --            --      (22.07)       (2.41)
   ----                                                                          ------        -----
   Total Dividends and
         Distributions        --             --            --            --      (22.07)       (2.41)
   ----                                                                          ------        -----
Net Asset Value, End
 of Period............    $26.03         $25.12        $24.49        $21.45      $26.43       $70.41
                          ======         ======        ======        ======      ======       ======
Total Return /(b)/ ...      3.62%/(d)/     2.57%        14.17%       (18.84)%    (42.21)%      11.79%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $37,441        $40,469       $47,163       $48,214     $64,111     $110,001
 Ratio of Expenses to
  Average Net Assets..      2.07%/(e)/     1.95%         2.22%         2.05%       1.88%        1.85%
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.96%/(f)/    2.22%/(f)/      --          --           --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.24)%/(e)/   (1.11)%       (1.27)%       (1.30)%     (1.29)%      (1.30)%
 Portfolio Turnover
  Rate................     215.0%/(e)/     52.7%         46.6%/(g)/    22.4%       33.4%       121.5%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
/(g) /Portfolio turnover rate excludes portfolio realignment of approximately
  $7,623,000 from the acquisition of Principal Partners LargeCap Growth Fund,
  Inc.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(D)/        2004         2003         2002         2001        2000
                          ----             ----         ----         ----         ----        ----
PRINCIPAL INTERNATIONAL EMERGING
--------------------------------
MARKETS FUND, INC.
------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $11.91          $10.16        $6.77        $6.44        $8.75       $8.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.05            0.03         0.01        (0.05)       (0.03)      (0.10)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.76            1.72         3.38         0.38        (2.22)       0.31
                           ----            ----         ----         ----        -----        ----
 Total From Investment
            Operations     1.81            1.75         3.39         0.33        (2.25)       0.21
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --              --           --           --           --       (0.02)
 Distributions from
  Realized Gains......    (0.71)             --           --           --        (0.06)         --
  ----                    -----                                                  -----
   Total Dividends and
         Distributions    (0.71)             --           --           --        (0.06)      (0.02)
  ----                    -----                                                  -----       -----
Net Asset Value, End
 of Period............   $13.01          $11.91       $10.16        $6.77        $6.44       $8.75
                         ======          ======       ======        =====        =====       =====
Total Return /(b)/ ...    15.39%/(e)/     17.22%       50.07%        5.12%      (25.85)%      2.36%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $46,017         $37,804      $26,909      $18,029      $15,335     $17,890
 Ratio of Expenses to
  Average Net Assets..     2.40%/(f)/      2.32%        2.57%        2.48%        2.50%       2.49%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.41%/(f)(g)/   2.34%/(h)/   2.70%/(h)/   2.77%/(h)/   2.71%       2.59%
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.73%/(f)/      0.29%        0.12%       (0.36)%      (0.06)%     (1.05)%
 Portfolio Turnover
  Rate................    214.0%/(f)/     147.5%       117.3%       165.4%       120.5%      112.9%

                          2005/(D)/        2004         2003         2002         2001        2000
                          ----             ----         ----         ----         ----        ----
PRINCIPAL INTERNATIONAL EMERGING
--------------------------------
MARKETS FUND, INC.
------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $11.36           $9.76        $6.56        $6.28        $8.60       $8.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --           (0.03)       (0.05)       (0.06)       (0.05)      (0.16)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.70            1.63         3.25         0.34        (2.21)       0.29
                           ----            ----         ----         ----        -----        ----
 Total From Investment
            Operations     1.70            1.60         3.20         0.28        (2.26)       0.13
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.71)             --           --           --        (0.06)         --
  ----                    -----                                                  -----
   Total Dividends and
         Distributions    (0.71)             --           --           --        (0.06)         --
  ----                    -----                                                  -----
Net Asset Value, End
 of Period............   $12.35          $11.36        $9.76        $6.56        $6.28       $8.60
                         ======          ======        =====        =====        =====       =====
Total Return /(b)/ ...    15.16%/(e)/     16.39%       48.78%        4.46%      (26.42)%      1.53%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $7,696          $6,148       $7,710       $5,241       $4,728      $6,198
 Ratio of Expenses to
  Average Net Assets..     3.07%/(f)/      2.96%        3.29%        3.23%        3.25%       3.22%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     3.08%/(f)(g)/   2.98%/(h)/   3.42%/(h)/   3.50%/(h)/   3.39%       3.22%
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.06%/(f)/     (0.31)%      (0.61)%      (1.13)%      (0.84)%     (1.78)%
 Portfolio Turnover
  Rate................    214.0%/(f)/     147.5%       117.3%       165.4%       120.5%      112.9%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge/./
/(c) /Expense ratio without the Manager's voluntary expense limit. The expense limit began on the first day of the period ended October 31, 2000. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without custodian credits.
/(h) /Expense ratio without commission rebates and custodian credits.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                                                       2005/(D)/      2004          2003          2002          2001         2000
                                                       ----           ----          ----          ----          ----         ----
PRINCIPAL INTERNATIONAL FUND, INC.
----------------------------------
CLASS A SHARES
--------------
Net Asset Value, Beginning of Period...                $7.18         $6.20         $5.05         $5.75         $8.85       $10.04
Income from Investment Operations:
 Net Investment Income (Operating Loss)
  /(a)/ ...............................                 0.05          0.05          0.04          0.02          0.02         0.16
 Net Realized and Unrealized Gain
  (Loss) on Investments................                 0.71          0.98          1.11         (0.71)        (2.34)        0.20
                                                        ----          ----          ----         -----         -----         ----
       Total From Investment Operations                 0.76          1.03          1.15         (0.69)        (2.32)        0.36
Less Dividends and Distributions:
 Dividends from Net Investment Income..                (0.07)        (0.05)           --         (0.01)        (0.05)       (0.23)
 Distributions from Realized Gains.....                   --            --            --            --         (0.73)       (1.32)
   ----                                                                                                        -----        -----
      Total Dividends and Distributions                (0.07)        (0.05)           --         (0.01)        (0.78)       (1.55)
   ----                                                -----         -----                       -----         -----        -----
Net Asset Value, End of Period.........                $7.87         $7.18         $6.20         $5.05         $5.75        $8.85
                                                       =====         =====         =====         =====         =====        =====
Total Return /(b)/ ....................                10.52%/(e)/   16.73%        22.81%       (11.94)%      (28.64)%       3.04%
Ratio/Supplemental Data:
 Net Assets, End of Period (in
  thousands)...........................             $222,630      $212,752      $200,005      $197,946      $224,177     $325,369
 Ratio of Expenses to Average Net
  Assets...............................                 1.50%/(f)/    1.41%         1.55%         1.57%         1.42%        1.27%
 Ratio of Gross Expenses to Average Net
  Assets /(c)/.........................         1.50%/(f)(g)/         1.42%/(h)/    1.55%/(h)/    1.57%/(h)/      --           --
 Ratio of Net Investment Income to
  Average Net Assets...................                 1.17%/(f)/    0.81%         0.84%         0.32%         0.27%        1.76%
 Portfolio Turnover Rate...............                134.9%/(f)/   163.8%        100.8%/(i)/    73.5%         93.9%        92.7%

                                                       2005/(D)/      2004          2003          2002          2001         2000
                                                       ----           ----          ----          ----          ----         ----
PRINCIPAL INTERNATIONAL FUND, INC.
----------------------------------
CLASS B SHARES
--------------
Net Asset Value, Beginning of Period...                $7.04         $6.05         $4.98         $5.71         $8.78        $9.96
Income from Investment Operations:
 Net Investment Income (Operating Loss)
  /(a)/ ...............................                 0.03          0.02         (0.01)        (0.03)        (0.03)        0.11
 Net Realized and Unrealized Gain
  (Loss) on Investments................                 0.69          0.97          1.08         (0.70)        (2.31)        0.20
                                                        ----          ----          ----         -----         -----         ----
       Total From Investment Operations                 0.72          0.99          1.07         (0.73)        (2.34)        0.31
Less Dividends and Distributions:
 Dividends from Net Investment Income..                (0.03)           --            --            --            --        (0.17)
 Distributions from Realized Gains.....                   --            --            --            --         (0.73)       (1.32)
   ----                                                                                                        -----        -----
      Total Dividends and Distributions                (0.03)           --            --            --         (0.73)       (1.49)
   ----                                                -----                                                   -----        -----
Net Asset Value, End of Period.........                $7.73         $7.04         $6.05         $4.98         $5.71        $8.78
                                                       =====         =====         =====         =====         =====        =====
Total Return /(b)/ ....................                10.25%/(e)/   16.36%        21.49%       (12.78)%      (28.97)%       2.43%
Ratio/Supplemental Data:
 Net Assets, End of Period (in
  thousands)...........................              $27,603       $26,782       $28,498       $28,607       $33,277      $48,692
 Ratio of Expenses to Average Net
  Assets...............................                 1.86%/(f)/    1.91%         2.47%         2.39%         2.08%        1.88%
 Ratio of Gross Expenses to Average Net
  Assets...............................          1.86%/(f)(g)/        1.92%/(h)/    2.47%/(h)/    2.40%/(h)/      --           --
 Ratio of Net Investment Income to
  Average Net Assets...................                 0.79%/(f)/    0.29%        (0.13)%       (0.50)%       (0.41)%       1.13%
 Portfolio Turnover Rate...............                134.9%/(f)/   163.8%        100.8%/(i)/    73.5%         93.9%        92.7%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without the Manager's voluntary expense limit.  The voluntary expense limit began on March 1, 2003.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without custodian credits.
/(h) /Expense ratio without commission rebates and custodian credits.
/(i) /Portfolio turnover rate excludes portfolio realignment of approximately
  $4,997,000 from the acquisition of Principal European Equity Fund, Inc. and Principal Pacific Basin Fund, Inc.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(D)/        2004         2003         2002         2001        2000
                          ----             ----         ----         ----         ----        ----
PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.
-------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $14.90          $11.84        $8.39        $9.49       $17.00      $15.32
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01            0.00        (0.02)       (0.05)       (0.23)      (0.32)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.96            3.06         3.47        (1.05)       (4.62)       3.51
                           ----            ----         ----        -----        -----        ----
 Total From Investment
            Operations     1.97            3.06         3.45        (1.10)       (4.85)       3.19
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --              --        (0.01)          --           --          --
 Distributions from
  Realized Gains......       --              --           --           --        (2.66)      (1.51)
                             --              --           --           --        -----       -----
   Total Dividends and
         Distributions       --              --        (0.01)          --        (2.66)      (1.51)
  ----                                                 -----                     -----       -----
Redemption Fees /(a)/        --              --         0.01           --           --          --
  ----                                                  ----
Net Asset Value, End
 of Period............   $16.87          $14.90       $11.84        $8.39        $9.49      $17.00
                         ======          ======       ======        =====        =====      ======
Total Return /(b)/ ...    13.23%/(e)/     25.84%       41.22%      (11.59)%     (33.02)%     21.21%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $57,240         $47,717      $35,588      $26,821      $28,977     $36,322
 Ratio of Expenses to
  Average Net Assets..     2.00%/(f)/      2.07%        2.62%        2.49%        2.74%       2.46%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.21%/(f)(g)/   2.13%/(h)/   2.63%/(h)/   2.49%/(h)/     --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.11%/(f)/      0.02%       (0.22)%      (0.35)%      (1.08)%     (1.41)%
 Portfolio Turnover
  Rate................    123.3%/(f)/     134.0%       144.5%        80.3%       151.6%      329.8%

                          2005/(D)/        2004         2003         2002         2001        2000
                          ----             ----         ----         ----         ----        ----
PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.
-------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $14.13          $11.31        $8.08        $9.23       $16.72      $15.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)          (0.10)       (0.09)       (0.13)       (0.05)      (0.41)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.86            2.92         3.32        (1.02)       (4.78)       3.46
                           ----            ----         ----        -----        -----        ----
 Total From Investment
            Operations     1.81            2.82         3.23        (1.15)       (4.83)       3.05
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --              --           --           --        (2.66)      (1.51)
  ----                                                                           -----       -----
   Total Dividends and
         Distributions       --              --           --           --        (2.66)      (1.51)
  ----                                                                           -----       -----
Net Asset Value, End
 of Period............   $15.94          $14.13       $11.31        $8.08        $9.23      $16.72
                         ======          ======       ======        =====        =====      ======
Total Return /(b)/ ...    12.81%/(e)/     24.93%       39.98%      (12.46)%     (33.52)%     20.43%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,264         $13,358      $10,251       $7,536       $8,641     $12,539
 Ratio of Expenses to
  Average Net Assets..     2.75%/(f)/      2.83%        3.44%        3.40%        3.46%       3.04%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.86%/(f)(g)/   2.91%/(h)/   3.46%/(h)/   3.41%/(h)/     --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.65)%/(f)/    (0.74)%      (1.05)%      (1.27)%      (1.83)%        --
 Portfolio Turnover
  Rate................    123.3%/(f)/     134.0%       144.5%        80.3%       151.6%      329.8%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without the Manager's voluntary expense limit.  The expense limit began on March 1, 2004.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without custodian credits.
/(h) /Expense ratio without commission rebates and custodian credits.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(D)/     2004      2003      2002       2001      2000/(G)/
                          ----          ----      ----      ----       ----      ----
PRINCIPAL LARGECAP STOCK INDEX FUND, INC.
-----------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.39        $7.80     $6.57     $7.85     $10.59     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.06         0.06      0.06      0.05       0.05       0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.18         0.59      1.22     (1.29)     (2.74)      0.56
                           ----         ----      ----     -----      -----       ----
 Total From Investment
            Operations     0.24         0.65      1.28     (1.24)     (2.69)      0.59
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)       (0.06)    (0.05)    (0.04)     (0.05)        --
 ----                     -----        -----     -----     -----      -----
   Total Dividends and
         Distributions    (0.09)       (0.06)    (0.05)    (0.04)     (0.05)        --
 ----                     -----        -----     -----     -----      -----
Net Asset Value, End
 of Period............    $8.54        $8.39     $7.80     $6.57      $7.85     $10.59
                          =====        =====     =====     =====      =====     ======
Total Return /(b)/ ...     2.82%/(e)/   8.37%    19.62%   (15.92)%   (25.46)%     4.96%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $69,125      $53,384   $41,913   $33,538    $15,886     $9,855
 Ratio of Expenses to
  Average Net Assets..     0.90%/(f)/   0.90%     0.90%     0.90%      0.90%      0.79%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.02%/(f)/   1.01%     1.25%     1.20%      1.44%      1.82%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.46%/(f)/   0.78%     0.89%     0.65%      0.59%      0.76%/(f)/
 Portfolio Turnover
  Rate................     17.7%/(f)/   32.3%     20.1%     19.3%      39.3%     189.7%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge.
/(c) /Expense ratio without the Manager's voluntary expense limit. The expense limit began on the first day of the period ended October 31, 2000. The expense limit was increased on November 1, 2000.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from March 1, 2000, date shares first offered, through October 31,
  2000.


See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(D)/      2004      2003      2002         2001       2000
                           ----           ----      ----      ----         ----       ----
PRINCIPAL LIMITED TERM BOND FUND, INC.
--------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..     $9.50         $9.74     $9.86     $9.98        $9.50      $9.54
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.13          0.26      0.29     0.43/(g)/     0.56       0.59
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.11)        (0.09)     0.01     (0.08)/(g)/   0.49      (0.05)
                           -----         -----      ----     -----         ----      -----
 Total From Investment
            Operations      0.02          0.17      0.30      0.35         1.05       0.54
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.18)        (0.41)    (0.42)    (0.47)       (0.57)     (0.58)
                           -----         -----     -----     -----        -----      -----
   Total Dividends and
         Distributions     (0.18)        (0.41)    (0.42)    (0.47)       (0.57)     (0.58)
                           -----         -----     -----     -----        -----      -----
Net Asset Value, End
 of Period............     $9.34         $9.50     $9.74     $9.86        $9.98      $9.50
                           =====         =====     =====     =====        =====      =====
Total Return /(b)/ ...      0.23%/(e)/    1.77%     3.04%     3.70%       11.36%      5.94%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $130,794      $122,451   $96,568   $74,719      $37,942    $25,183
 Ratio of Expenses to
  Average Net Assets..      0.86%/(f)/    0.86%     0.93%     0.94%        1.01%      0.99%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...        --            --        --        --           --       1.20%
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.79%/(f)/    2.71%     3.02%     4.07%/(g)/   5.69%      6.16%
 Portfolio Turnover
  Rate................      94.4%/(f)/    42.0%     26.2%     97.6%        65.7%      31.5%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge.
/(c) /Expense ratio without the Manager's voluntary expense limit.  The expense limit ceased on November 1, 2000.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended October 31, 2002 for Class A was to decrease net investment income by $.07 per share, increase net realized and unrealized gain (loss) on investments by $.07 per share, and decrease the ratio of net investment income to average net assets by 1.81%. Prior periods have not been restated to reflect this change in presentation.


See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                                                      2005/(C)/      2004          2003          2002          2001         2000
                                                      ----           ----          ----          ----          ----         ----
PRINCIPAL MIDCAP FUND, INC.
---------------------------
CLASS A SHARES
--------------
Net Asset Value, Beginning of Period.....            $42.87        $39.20        $31.01        $33.08        $52.01       $42.12
Income from Investment Operations:
 Net Investment Income (Operating Loss)
  /(a)/ .................................              0.27          0.32          0.09          0.08         (0.02)       (0.16)
 Net Realized and Unrealized Gain (Loss)
  on Investments.........................              1.54          5.40          8.20         (1.09)        (3.75)       12.08
                                                       ----          ----          ----         -----         -----        -----
         Total From Investment Operations              1.81          5.72          8.29         (1.01)        (3.77)       11.92
Less Dividends and Distributions:
 Dividends from Net Investment Income....             (0.23)        (0.18)        (0.10)        (0.07)           --           --
 Distributions from Realized Gains.......             (3.93)        (1.87)           --         (0.99)       (15.16)       (2.03)
   ----                                               -----         -----                       -----        ------        -----
        Total Dividends and Distributions             (4.16)        (2.05)        (0.10)        (1.06)       (15.16)       (2.03)
                                                      -----         -----         -----         -----        ------        -----
Net Asset Value, End of Period...........            $40.52        $42.87        $39.20        $31.01        $33.08       $52.01
                                                     ======        ======        ======        ======        ======       ======
Total Return /(b)/ ......................              4.03%/(d)/   15.10%        26.81%        (3.36)%       (9.14)%      29.21%
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)          $477,080      $459,207      $396,239      $319,410      $319,523     $364,639
 Ratio of Expenses to Average Net Assets.              1.02%/(e)/    1.02%         1.19%         1.24%         1.16%        1.17%
 Ratio of Gross Expenses to Average Net
  Assets.................................          --                1.02%/(f)/    1.19%/(f)/    1.25%/(f)/      --           --
 Ratio of Net Investment Income to
  Average Net Assets.....................              1.30%/(e)/    0.78%         0.28%         0.27%         0.20%       (0.36)%
 Portfolio Turnover Rate.................              48.3%/(e)/    38.8%         50.4%         76.2%         66.6%       161.8%

                                                      2005/(C)/      2004          2003          2002          2001         2000
                                                      ----           ----          ----          ----          ----         ----
PRINCIPAL MIDCAP FUND, INC.
---------------------------
CLASS B SHARES
--------------
Net Asset Value, Beginning of Period.....            $40.82        $37.35        $29.59        $31.75        $50.71       $41.29
Income from Investment Operations:
 Net Investment Income (Operating Loss)
  /(a)/ .................................              0.20          0.19         (0.05)        (0.15)         0.22        (0.42)
 Net Realized and Unrealized Gain (Loss)
  on Investments.........................              1.50          5.15          7.81         (1.02)        (4.02)       11.87
                                                       ----          ----          ----         -----         -----        -----
         Total From Investment Operations              1.70          5.34          7.76         (1.17)        (3.80)       11.45
Less Dividends and Distributions:
 Dividends from Net Investment Income....             (0.13)           --            --            --            --           --
 Distributions from Realized Gains.......             (3.93)        (1.87)           --         (0.99)       (15.16)       (2.03)
   ----                                               -----         -----                       -----        ------        -----
        Total Dividends and Distributions             (4.06)        (1.87)           --         (0.99)       (15.16)       (2.03)
   ----                                               -----         -----                       -----        ------        -----
Net Asset Value, End of Period...........            $38.46        $40.82        $37.35        $29.59        $31.75       $50.71
                                                     ======        ======        ======        ======        ======       ======
Total Return /(b)/ ......................              3.94%/(d)/   14.78%        26.23%        (4.00)%       (9.55)%      28.63%
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)           $73,188       $72,746       $70,586       $64,538       $71,330      $80,721
 Ratio of Expenses to Average Net Assets.              1.29%/(e)/    1.32%         1.64%         1.90%         1.61%        1.62%
 Ratio of Gross Expenses to Average Net
  Assets..........                           --                      1.32%/(f)/    1.64%/(f)/    1.90%/(f)/      --           --
 Ratio of Net Investment Income to
  Average Net Assets.....................              1.03%/(e)/    0.49%        (0.16)%       (0.39)%       (0.25)%      (0.80)%
 Portfolio Turnover Rate.................              48.3%/(e)/    38.8%         50.4%         76.2%         66.6%       161.8%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Expense ratio without commission rebates.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                                                      2005/(E)/      2004          2003          2002          2001         2000
                                                      ----           ----          ----          ----          ----         ----
PRINCIPAL PARTNERS BLUE CHIP FUND, INC.
---------------------------------------
CLASS A SHARES
--------------
Net Asset Value, Beginning of Period.............    $17.57        $16.16        $13.59        $17.04        $24.26       $25.25
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/ ...      0.11          0.05            --         (0.02)        (0.02)        0.04
 Net Realized and Unrealized Gain (Loss) on
  Investments....................................      0.44          1.36          2.57         (3.42)        (6.84)       (0.69)
                                                       ----          ----          ----         -----         -----        -----
                 Total From Investment Operations      0.55          1.41          2.57         (3.44)        (6.86)       (0.65)
Less Dividends and Distributions:
 Dividends from Net Investment Income............     (0.13)           --            --            --            --        (0.05)
 Distributions from Realized Gains...............        --            --            --            --         (0.33)       (0.29)
 Tax Return of Capital Distributions /(b)/ ......        --            --            --         (0.01)        (0.03)          --
   ----                                                                                         -----         -----
                Total Dividends and Distributions     (0.13)           --            --         (0.01)        (0.36)       (0.34)
   ----                                               -----                                     -----         -----        -----
Net Asset Value, End of Period...................    $17.99        $17.57        $16.16        $13.59        $17.04       $24.26
                                                     ======        ======        ======        ======        ======       ======
Total Return /(c)/ ..............................      3.09%/(f)/    8.73%        18.91%       (20.19)%      (28.63)%      (2.60)%
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)........  $123,560      $123,304      $117,931      $104,481      $120,173     $170,462
 Ratio of Expenses to Average Net Assets.........      1.33%/(g)/    1.25%         1.68%         1.54%         1.50%        1.19%
 Ratio of Gross Expenses to Average Net Assets
  /(d)/ .........................................        --          1.25%/(h)/    1.69%/(h)/    1.54%/(h)/      --         1.33%
 Ratio of Net Investment Income to Average Net
  Assets.........................................      1.17%/(g)/    0.29%         0.00%        (0.08)%       (0.10)%       0.19%
 Portfolio Turnover Rate.........................      69.3%/(g)/    66.7%         87.6%         79.8%         74.4%        73.6%

                                                      2005/(E)/      2004          2003          2002          2001         2000
                                                      ----           ----          ----          ----          ----         ----
PRINCIPAL PARTNERS BLUE CHIP FUND, INC.
---------------------------------------
CLASS B SHARES
--------------
Net Asset Value, Beginning of Period.............    $16.83        $15.60        $13.22        $16.65        $23.89       $25.00
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/ ...      0.03         (0.08)        (0.11)        (0.13)        (0.16)       (0.14)
 Net Realized and Unrealized Gain (Loss) on
  Investments....................................      0.41          1.31          2.49         (3.30)        (6.72)       (0.67)
                                                       ----          ----          ----         -----         -----        -----
                 Total From Investment Operations      0.44          1.23          2.38         (3.43)        (6.88)       (0.81)
Less Dividends and Distributions:
 Dividends from Net Investment Income............        --            --            --            --          0.00        (0.01)
 Distributions from Realized Gains...............        --            --            --            --         (0.33)       (0.29)
 Tax Return of Capital Distributions /(b)/ ......        --            --            --            --         (0.03)          --
   ----                                                                                                       -----
                Total Dividends and Distributions        --            --            --            --         (0.36)       (0.30)
   ----                                                                                                       -----        -----
Net Asset Value, End of Period...................    $17.27        $16.83        $15.60        $13.22        $16.65       $23.89
                                                     ======        ======        ======        ======        ======       ======
Total Return /(c)/ ..............................      2.61%/(f)/    7.88%        18.00%       (20.60)%      (29.16)%      (3.30)%
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)........   $24,173       $26,399       $29,233       $27,704       $38,531      $54,550
 Ratio of Expenses to Average Net Assets.........      2.14%/(g)/    2.05%         2.46%         2.10%         2.21%        1.94%
 Ratio of Gross Expenses to Average Net Assets
  /(d)/ .........................................        --          2.05%/(h)/    2.47%/(h)/    2.10%/(h)/      --         2.05%
 Ratio of Net Investment Income to Average Net
  Assets.........................................      0.40%/(g)/   (0.50)%       (0.78)%       (0.64)%       (0.81)%      (0.56)%
 Portfolio Turnover Rate.........................      69.3%/(g)/    66.7%         87.6%         79.8%         74.4%        73.6%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /See "Distributions to Shareholders" in the Notes to Financial Statements. /(c) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(d) /Expense ratio without the Manager's voluntary expense limit. The expense limit was effective for the year ended October 31, 2000.
/(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Expense ratio without commission rebates.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(D)/      2004         2003         2002       2001        2000
                          ----           ----         ----         ----       ----        ----
PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC.
-------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.24         $7.00        $6.12        $7.62     $11.36      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01         (0.05)       (0.05)       (0.10)     (0.10)      (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.01)         0.29         0.93        (1.40)     (3.64)       1.41
                          -----          ----         ----        -----      -----        ----
 Total From Investment
            Operations       --          0.24         0.88        (1.50)     (3.74)       1.36
  ----                                   ----         ----        -----      -----        ----
Net Asset Value, End
 of Period............    $7.24         $7.24        $7.00        $6.12      $7.62      $11.36
                          =====         =====        =====        =====      =====      ======
Total Return /(b)/ ...     0.00%/(e)/    3.43%       14.38%      (19.69)%   (32.92)%     13.60%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $44,684       $45,100      $43,061      $37,451    $38,303     $49,794
 Ratio of Expenses to
  Average Net Assets..     1.64%/(f)/    1.59%        1.89%        1.98%      1.90%       1.57%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.64%/(f)/    1.65%/(g)/   1.99%/(g)/     --         --        1.99%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.23%/(f)/   (0.68)%      (0.74)%      (1.07)%    (1.10)%     (0.68)%/(f)/
 Portfolio Turnover
  Rate................     77.9%/(f)/   160.3%       124.7%       138.9%      86.4%       62.0%/(f)/

                          2005/(D)/      2004         2003         2002       2001        2000
                          ----           ----         ----         ----       ----        ----
PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC.
-------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $6.97         $6.79        $5.99        $7.52     $11.28      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)        (0.10)       (0.09)       (0.11)     (0.13)      (0.10)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........       --          0.28         0.89        (1.42)     (3.63)       1.38
  ----                                   ----         ----        -----      -----        ----
 Total From Investment
            Operations    (0.02)         0.18         0.80        (1.53)     (3.76)       1.28
                          -----          ----         ----        -----      -----        ----
Net Asset Value, End
 of Period............    $6.95         $6.97        $6.79        $5.99      $7.52      $11.28
                          =====         =====        =====        =====      =====      ======
Total Return /(b)/ ...    (0.29)%/(e)/   2.65%       13.36%      (20.35)%   (33.33)%     12.80%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $14,560       $15,066      $14,849      $12,939    $15,419     $19,430
 Ratio of Expenses to
  Average Net Assets..     2.39%/(f)/    2.31%        2.65%        2.76%      2.63%       2.31%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.39%/(f)/    2.37%/(g)/   2.72%/(g)/     --         --        2.61%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.50)%/(f)/  (1.39)%      (1.50)%      (1.85)%    (1.82)%     (1.41)%/(f)/
 Portfolio Turnover
  Rate................     77.9%/(f)/   160.3%       124.7%       138.9%      86.4%       62.0%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without the Manager's voluntary expense limit. The expense limit was effective for the year ended October 31, 2000. The expense limit began again on March 1, 2003 and decreased on March 1, 2004.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.


See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(D)/     2004         2003         2002        2001/(H)/
                          ----          ----         ----         ----        ----
PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC.
--------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.89        $9.14        $7.97        $9.00       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04         0.01           --        (0.01)          --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.26         0.74         1.17        (1.02)       (1.00)
                           ----         ----         ----        -----        -----
 Total From Investment
            Operations     0.30         0.75         1.17        (1.03)       (1.00)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)          --           --           --           --
 Distributions from
  Realized Gains......    (0.31)          --           --           --           --
 -----
   Total Dividends and
         Distributions    (0.36)          --           --           --           --
 -----                    -----
Net Asset Value, End
 of Period............    $9.83        $9.89        $9.14        $7.97        $9.00
                          =====        =====        =====        =====        =====
Total Return /(b)/ ...     2.96%/(e)/   8.21%       14.68%      (11.44)%     (10.00)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $48,397      $43,210      $33,155      $18,781       $7,694
 Ratio of Expenses to
  Average Net Assets..     1.45%/(f)/   1.47%        1.79%        1.95%        1.95%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.51%/(f)/   1.52%/(g)/   1.82%/(g)/   1.98%/(g)/   2.25%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.86%/(f)/   0.11%        0.06%       (0.02)%      (0.09)%/(f)/
 Portfolio Turnover
  Rate................     44.3%/(f)/  100.0%        33.0%        67.5%        56.9%/(f)/

                          2005/(D)/     2004         2003         2002        2002/(H)/
                          ----          ----         ----         ----        ----
PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC.
--------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.62        $8.95        $7.87        $8.94       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01        (0.06)       (0.05)       (0.03)       (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.24         0.73         1.13        (1.04)       (1.02)
                           ----         ----         ----        -----        -----
 Total From Investment
            Operations     0.25         0.67         1.08        (1.07)       (1.06)

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.31)          --           --           --           --
 -----
   Total Dividends and
         Distributions    (0.31)          --           --           --           --
 -----                    -----
Net Asset Value, End
 of Period............    $9.56        $9.62        $8.95        $7.87        $8.94
                          =====        =====        =====        =====        =====
Total Return /(b)/ ...     2.55%/(e)/   7.49%       13.72%      (11.97)%     (10.60)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $21,424      $18,438      $14,702       $6,552       $2,670
 Ratio of Expenses to
  Average Net Assets..     2.20%/(f)/   2.21%        2.49%        2.70%        2.70%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.21%/(f)/   2.24%/(g)/   2.55%/(g)/   2.78%/(g)/   3.01%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.10%/(f)/  (0.63)%      (0.64)%      (0.77)%      (0.84)%/(f)/
 Portfolio Turnover
  Rate................     44.3%/(f)/  100.0%        33.0%        67.5%        56.9%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without the Manager's voluntary expense limit.  Expense limits for each class were decreased on March 1, 2003 and March 1, 2004.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
(h) Period from December 22, 2000, date shares first offered, through October 31, 2001.



See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(D)/     2004         2003         2002       2001/(H)/
                          ----          ----         ----         ----       ----
PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC.
--------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $12.14       $10.94        $8.89        $9.98      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.07         0.09         0.08         0.03        0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.50         1.18         2.00        (1.00)      (0.04)
                           ----         ----         ----        -----       -----
 Total From Investment
            Operations     0.57         1.27         2.08        (0.97)      (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.11)       (0.07)       (0.03)       (0.03)         --
 Distributions from
  Realized Gains......    (0.17)          --           --        (0.09)         --
 -----                    -----
   Total Dividends and
         Distributions    (0.28)       (0.07)       (0.03)       (0.12)         --
 -----                    -----
Net Asset Value, End
 of Period............   $12.43       $12.14       $10.94        $8.89       $9.98
                         ======       ======       ======        =====       =====
Total Return /(b)/ ...     4.63%/(e)/  11.67%       23.51%       (9.89)%     (0.20)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $48,959      $43,517      $34,298      $21,677      $8,146
 Ratio of Expenses to
  Average Net Assets..     1.45%/(f)/   1.46%        1.73%        1.90%       1.95%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.50%/(f)/   1.50%/(g)/   1.76%/(g)/   1.90%/(g)/  2.04%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.05%/(f)/   0.80%        0.81%        0.45%       0.43%/(f)/
 Portfolio Turnover
  Rate................     24.3%/(f)/   27.0%        18.5%        10.5%       35.1%/(f)/

                          2005/(D)/     2004         2003         2002       2001/(H)/
                          ----          ----         ----         ----       ----
PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC.
--------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $11.95       $10.78        $8.79        $9.92      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02         0.01         0.01        (0.01)      (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.48         1.16         1.98        (1.03)      (0.06)
                           ----         ----         ----        -----       -----
 Total From Investment
            Operations     0.50         1.17         1.99        (1.04)      (0.08)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)          --           --           --          --
 Distributions from
  Realized Gains......    (0.17)          --           --        (0.09)         --
 -----                    -----
   Total Dividends and
         Distributions    (0.18)          --           --        (0.09)         --
 -----                    -----
Net Asset Value, End
 of Period............   $12.27       $11.95       $10.78        $8.79       $9.92
                         ======       ======       ======        =====       =====
Total Return /(b)/ ...     4.19%/(e)/  10.85%       22.64%      (10.62)%     (0.80)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $19,856      $17,127      $13,196       $7,439      $2,786
 Ratio of Expenses to
  Average Net Assets..     2.20%/(f)/   2.20%        2.48%        2.70%       2.70%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.23%/(f)/   2.23%/(g)/   2.51%/(g)/   2.71%/(g)/  2.82%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.31%/(f)/   0.06%        0.06%       (0.35)%     (0.33)%/(f)/
 Portfolio Turnover
  Rate................     24.3%/(f)/   27.0%        18.5%        10.5%       35.1%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without fees the Manager's voluntary expense limit.  Expense limits for each class were decreased on March 1, 2003 and March 1, 2004.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Period from December 22, 2000, date shares first offered, through October
  31, 2001.



See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(D)/      2004         2003         2002         2001       2000/(H)/
                          ----           ----         ----         ----         ----       ----
PRINCIPAL PARTNERS MIDCAP GROWTH FUND, INC.
-------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $5.15         $5.07        $3.61        $4.55        $9.09      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)        (0.08)       (0.07)       (0.08)       (0.10)      (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.22          0.16         1.53        (0.86)       (4.44)      (0.87)
                           ----          ----         ----        -----        -----       -----
 Total From Investment
            Operations     0.18          0.08         1.46        (0.94)       (4.54)      (0.91)
                           ----          ----         ----        -----        -----       -----
Net Asset Value, End
 of Period............    $5.33         $5.15        $5.07        $3.61        $4.55       $9.09
                          =====         =====        =====        =====        =====       =====
Total Return /(b)/ ...     3.50%/(e)/    1.58%       40.44%      (20.66)%     (49.94)%    (12.68)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $22,840       $22,678      $22,206      $12,745      $11,207     $11,875
 Ratio of Expenses to
  Average Net Assets..     1.75%/(f)/    1.78%        1.95%        1.95%        1.95%       1.79%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     1.98%/(f)/    1.91%/(g)/   2.39%/(g)/   2.40%/(g)/   2.67%       2.50%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.39)%/(f)/  (1.49)%      (1.72)%      (1.74)%      (1.64)%     (1.40)%/(f)/
 Portfolio Turnover
  Rate................    120.3%/(f)/   173.3%       175.6%       234.9%       334.0%      265.5%/(f)/

                          2005/(D)/      2004         2003         2002         2001       2000/(H)/
                          ----           ----         ----         ----         ----       ----
PRINCIPAL PARTNERS MIDCAP GROWTH FUND, INC.
-------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $5.01         $4.97        $3.54        $4.49        $9.04      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.06)        (0.11)       (0.10)       (0.08)       (0.08)      (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.22          0.15         1.53        (0.87)       (4.47)      (0.89)
                           ----          ----         ----        -----        -----       -----
 Total From Investment
            Operations     0.16          0.04         1.43        (0.95)       (4.55)      (0.96)
                           ----          ----         ----        -----        -----       -----
Net Asset Value, End
 of Period............    $5.17         $5.01        $4.97        $3.54        $4.49       $9.04
                          =====         =====        =====        =====        =====       =====
Total Return /(b)/ ...     3.19%/(e)/    0.80%       40.40%      (21.16)%     (50.33)%    (13.16)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $9,678        $9,351       $8,528       $4,160       $3,967      $4,093
 Ratio of Expenses to
  Average Net Assets..     2.50%/(f)/    2.52%        2.70%        2.70%        2.70%       2.54%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.72%/(f)/    2.66%/(g)/   3.17%/(g)/   3.32%/(g)/   3.45%       3.22%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (2.14)%/(f)/  (2.23)%      (2.47)%      (2.49)%      (2.40)%     (2.18)%/(f)/
 Portfolio Turnover
  Rate................    120.3%/(f)/   173.3%       175.6%       234.9%       334.0%      265.5%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without the Manager's voluntary expense limit. The expense limit began on the first day of the period ended October 31, 2000. The expense limits for each class were increased on November 1, 2000 and deceased on March 1, 2004.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Period from March 1, 2000, date shares first offered, through October 31,
  2000.





See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(D)/      2004         2003        2002        2001/(H)/
                          ----           ----         ----        ----        ----
PRINCIPAL PARTNERS SMALLCAP
---------------------------
GROWTH FUND, INC.
-----------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $5.54         $5.43        $3.99       $6.24       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)        (0.09)       (0.07)      (0.08)       (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.08          0.20         1.51       (2.17)       (3.69)
                           ----          ----         ----       -----        -----
 Total From Investment
            Operations     0.03          0.11         1.44       (2.25)       (3.76)
                           ----          ----         ----       -----        -----
Net Asset Value, End
 of Period............    $5.57         $5.54        $5.43       $3.99        $6.24
                          =====         =====        =====       =====        =====
Total Return /(b)/ ...     0.54%/(e)/    2.03%       36.09%     (36.06)%     (37.60)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $13,410       $13,057      $10,108      $4,899       $4,107
 Ratio of Expenses to
  Average Net Assets..     1.95%/(f)/    1.95%        1.95%       1.95%        1.95%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.11%/(f)/    2.14%/(g)/   2.88%/(g)/  2.95%/(g)/   2.94%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.69)%/(f)/  (1.65)%      (1.59)%     (1.69)%      (1.55)%/(f)/
 Portfolio Turnover
  Rate................     27.7%/(f)/    58.1%        72.2%      303.3%       144.5%/(f)/

                          2005/(D)/      2004         2003        2002        2001/(H)/
                          ----           ----         ----        ----        ----
PRINCIPAL PARTNERS SMALLCAP
---------------------------
GROWTH FUND, INC.
-----------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $5.38         $5.31        $3.93       $6.20       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.07)        (0.13)       (0.10)      (0.08)       (0.11)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.08          0.20         1.48       (2.19)       (3.69)
                           ----          ----         ----       -----        -----
 Total From Investment
            Operations     0.01          0.07         1.38       (2.27)       (3.80)
                           ----          ----         ----       -----        -----
Net Asset Value, End
 of Period............    $5.39         $5.38        $5.31       $3.93        $6.20
                          =====         =====        =====       =====        =====
Total Return /(b)/ ...     0.19%/(e)/    1.32%       35.11%     (36.61)%     (38.00)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,691        $6,050       $4,402      $1,579       $1,230
 Ratio of Expenses to
  Average Net Assets..     2.70%/(f)/    2.69%        2.70%       2.70%        2.70%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.83%/(f)/    2.88%/(g)/   3.76%/(g)/  3.98%/(g)/   3.82%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (2.44)%/(f)/  (2.40)%      (2.34)%     (2.43)%      (2.29)%/(f)/
 Portfolio Turnover
  Rate................     27.7%/(f)/    58.1%        72.2%      303.3%       144.5%/(f)/



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without the Manager's voluntary expense limit.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Period from December 22, 2000, date shares first offered, through October
  31, 2001.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(D)/     2004         2003      2002      2001      2000
                          ----          ----         ----      ----      ----      ----
PRINCIPAL REAL ESTATE SECURITIES FUND, INC.
-------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $16.48       $13.06       $10.03     $9.45     $9.03     $7.73
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.11         0.24         0.34      0.30      0.34      0.35
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.23         3.66         3.01      0.57      0.42      1.30
                           ----         ----         ----      ----      ----      ----
 Total From Investment
            Operations     1.34         3.90         3.35      0.87      0.76      1.65
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.12)       (0.26)       (0.32)    (0.29)    (0.34)    (0.35)
 Distributions from
  Realized Gains......    (2.11)       (0.22)          --        --        --        --
 -----                    -----
   Total Dividends and
         Distributions    (2.23)       (0.48)       (0.32)    (0.29)    (0.34)    (0.35)
                          -----        -----        -----     -----     -----     -----
Net Asset Value, End
 of Period............   $15.59       $16.48       $13.06    $10.03     $9.45     $9.03
                         ======       ======       ======    ======     =====     =====
Total Return /(b)/ ...     8.43%/(e)/  30.59%       34.00%     9.13%     8.49%    21.86%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $71,351      $62,362      $46,131   $29,198   $12,700    $9,439
 Ratio of Expenses to
  Average Net Assets..     1.61%/(f)/   1.64%        1.82%     1.76%     1.97%     1.88%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...       --         1.64%/(g)/     --        --        --      2.17%
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.38%/(f)/   1.68%        3.05%     2.87%     3.57%     4.28%
 Portfolio Turnover
  Rate................     24.9%/(f)/   79.3%        58.4%     65.4%     69.5%     79.8%

                          2005/(D)/     2004         2003      2002      2001      2000
                          ----          ----         ----      ----      ----      ----
PRINCIPAL REAL ESTATE SECURITIES FUND, INC.
-------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $16.38       $12.98        $9.98     $9.41     $9.00     $7.71
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.05         0.14         0.26      0.23      0.28      0.30
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.21         3.65         2.98      0.57      0.42      1.29
                           ----         ----         ----      ----      ----      ----
 Total From Investment
            Operations     1.26         3.79         3.24      0.80      0.70      1.59
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)       (0.17)       (0.24)    (0.23)    (0.29)    (0.30)
 Distributions from
  Realized Gains......    (2.11)       (0.22)          --        --        --        --
 -----                    -----
   Total Dividends and
         Distributions    (2.17)       (0.39)       (0.24)    (0.23)    (0.29)    (0.30)
                          -----        -----        -----     -----     -----     -----
Net Asset Value, End
 of Period............   $15.47       $16.38       $12.98     $9.98     $9.41     $9.00
                         ======       ======       ======     =====     =====     =====
Total Return /(b)/ ...     7.97%/(e)/  29.79%       32.95%     8.38%     7.76%    21.00%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $21,215      $19,102      $15,232    $8,982    $5,663    $4,488
 Ratio of Expenses to
  Average Net Assets..     2.34%/(f)/   2.34%        2.51%     2.47%     2.58%     2.62%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...       --         2.35%/(g)/     --        --        --      2.75%
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.65%/(f)/   0.99%        2.34%     2.26%     2.97%     3.53%
 Portfolio Turnover
  Rate................     24.9%/(f)/   79.3%        58.4%     65.4%     69.5%     79.8%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without the Manager's voluntary expense limit. The expense limit was effective for the year ended October 31, 2000.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.



See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(D)/      2004         2003         2002         2001        2000
                          ----           ----         ----         ----         ----        ----
PRINCIPAL SMALLCAP FUND, INC.
-----------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.17         $8.28        $6.23        $7.60       $11.24      $11.34
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.03)        (0.07)       (0.06)       (0.12)       (0.11)      (0.11)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.47          0.96         2.11        (1.25)       (1.91)       1.27
                           ----          ----         ----        -----        -----        ----
 Total From Investment
            Operations     0.44          0.89         2.05        (1.37)       (2.02)       1.16
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --            --           --           --        (1.62)      (1.26)
  ----                                                                         -----       -----
   Total Dividends and
         Distributions       --            --           --           --        (1.62)      (1.26)
  ----                                                                         -----       -----
Net Asset Value, End
 of Period............    $9.61         $9.17        $8.28        $6.23        $7.60      $11.24
                          =====         =====        =====        =====        =====      ======
Total Return /(b)/ ...     4.80%/(e)/   10.75%       32.91%      (18.03)%     (19.37)%      9.89%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $86,090       $82,731      $73,671      $56,334      $53,763     $60,660
 Ratio of Expenses to
  Average Net Assets..     1.63%/(f)/    1.57%        1.98%        1.94%        1.87%       1.75%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...       --          1.57%/(g)/   1.98%/(g)/   1.95%/(g)/     --        1.76%
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.53)%/(f)/  (0.76)%      (0.85)%      (0.93)%      (0.80)%     (0.61)%
 Portfolio Turnover
  Rate................    163.0%/(f)/   188.8%       165.6%       218.2%       154.9%      138.4%

                          2005/(D)/      2004         2003         2002         2001        2000
                          ----           ----         ----         ----         ----        ----
PRINCIPAL SMALLCAP FUND, INC.
-----------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.68         $7.90        $5.99        $7.36       $11.02      $11.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.06)        (0.13)       (0.10)       (0.09)       (0.06)      (0.10)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.45          0.91         2.01        (1.28)       (1.98)       1.17
                           ----          ----         ----        -----        -----        ----
 Total From Investment
            Operations     0.39          0.78         1.91        (1.37)       (2.04)       1.07
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --            --           --           --        (1.62)      (1.26)
  ----                                                                         -----       -----
   Total Dividends and
         Distributions       --            --           --           --        (1.62)      (1.26)
  ----                                                                         -----       -----
Net Asset Value, End
 of Period............    $9.07         $8.68        $7.90        $5.99        $7.36      $11.02
                          =====         =====        =====        =====        =====      ======
Total Return /(b)/ ...     4.49%/(e)/    9.87%       31.89%      (18.61)%     (20.05)%      9.14%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $24,921       $24,117      $22,036      $15,624      $17,342     $19,022
 Ratio of Expenses to
  Average Net Assets..     2.35%/(f)/    2.30%        2.70%        2.75%        2.74%       2.41%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...       --          2.31%/(g)/   2.70%/(g)/   2.75%/(g)/     --        2.41%
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.24)%/(f)/  (1.50)%      (1.58)%      (1.73)%      (1.67)%     (1.27)%
 Portfolio Turnover
  Rate................    163.0%/(f)/   188.8%       165.6%       218.2%       154.9%      138.4%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without the Manager's voluntary expense limit. The expense limit was effective for the year ended October 31, 2000.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(C)/      2004       2003       2002          2001        2000
                           ----           ----       ----       ----          ----        ----
PRINCIPAL TAX-EXEMPT BOND FUND, INC.
------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $12.48        $12.31     $12.29     $12.10        $11.65      $11.69
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.23          0.46       0.47      0.48/(f)/      0.54        0.59
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.08)         0.18       0.05      0.18/(f)/      0.51        0.06
                           -----          ----       ----      ----           ----        ----
 Total From Investment
            Operations      0.15          0.64       0.52       0.66          1.05        0.65
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.22)        (0.44)     (0.45)     (0.47)        (0.55)      (0.58)
 Distributions from
  Realized Gains......     (0.21)        (0.03)     (0.05)        --         (0.05)      (0.11)
   ----                    -----         -----      -----                    -----       -----
   Total Dividends and
         Distributions     (0.43)        (0.47)     (0.50)     (0.47)        (0.60)      (0.69)
                           -----         -----      -----      -----         -----       -----
Net Asset Value, End
 of Period............    $12.20        $12.48     $12.31     $12.29        $12.10      $11.65
                          ======        ======     ======     ======        ======      ======
Total Return /(b)/ ...      1.28%/(d)/    5.31%      4.25%      5.64%         9.28%       5.81%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $161,389      $166,930   $178,379   $183,100      $167,016    $163,846
 Ratio of Expenses to
  Average Net Assets..      0.79%/(e)/    0.76%      0.81%      0.77%         0.82%       0.88%
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.78%/(e)/    3.72%      3.71%      4.02%/(f)/    4.59%       5.12%
 Portfolio Turnover
  Rate................      50.3%/(e)/    70.3%      31.2%      60.0%         51.8%        7.6%

                           2005/(C)/      2004       2003       2002          2001        2000
                           ----           ----       ----       ----          ----        ----
PRINCIPAL TAX-EXEMPT BOND FUND, INC.
------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $12.55        $12.36     $12.32     $12.16        $11.71      $11.70
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.20          0.41       0.38      0.38/(g)/      0.48        0.57
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.07)         0.15       0.07      0.17/(g)/      0.51        0.07
                           -----          ----       ----      ----           ----        ----
 Total From Investment
            Operations      0.13          0.56       0.45       0.55          0.99        0.64
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.20)        (0.34)     (0.36)     (0.39)        (0.49)      (0.52)
 Distributions from
  Realized Gains......     (0.21)        (0.03)     (0.05)        --         (0.05)      (0.11)
   ----                    -----         -----      -----                    -----       -----
   Total Dividends and
         Distributions     (0.41)        (0.37)     (0.41)     (0.39)        (0.54)      (0.63)
                           -----         -----      -----      -----         -----       -----
Net Asset Value, End
 of Period............    $12.27        $12.55     $12.36     $12.32        $12.16      $11.71
                          ======        ======     ======     ======        ======      ======
Total Return /(b)/ ...      1.06%/(d)/    4.88%      3.68%      4.67%         8.70%       5.69%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $8,809       $10,742    $13,254    $13,848       $12,122     $10,744
 Ratio of Expenses to
  Average Net Assets..      1.21%/(e)/    1.15%      1.44%      1.60%         1.33%       1.37%
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.36%/(e)/    3.32%      3.07%      3.19%/(g)/    4.07%       4.60%
 Portfolio Turnover
  Rate................      50.3%/(e)/    70.3%      31.2%      60.0%         51.8%        7.6%



/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. There was no effect to the Class A per share net investment income or net realized and unrealized gain (loss) on investments for the year ended October 31, 2002. The ratio of net investment income to average net assets increased by .06%. Prior periods have not been restated to reflect this change in presentation.
/(g) /Effective November 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. There was no effect to the Class B per share net investment income or net realized and unrealized gain (loss) on investments for the year ended October 31, 2002. The ratio of net investment income to average net assets increased by .06%. Prior periods have not been restated to reflect this change in presentation.
See accompanying notes.

FUND DIRECTORS

Under Maryland law, a Board of Directors oversees the Funds. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Funds. Each director also has the same position with Principal Variable Contracts Fund, Inc. and Principal Investors Fund, Inc. which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be "interested persons" as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

THE FOLLOWING DIRECTORS ARE CONSIDERED NOT TO BE "INTERESTED PERSONS" AS DEFINED

IN THE 1940 ACT .

                                                               NUMBER OF
                                                             PORTFOLIOS IN
                                                                  FUND             OTHER
                                                                COMPLEX        DIRECTORSHIPS
NAME, POSITION HELD WITH THE FUND,  PRINCIPAL OCCUPATION(S)   OVERSEEN BY         HELD BY
    ADDRESS, AND YEAR OF BIRTH        DURING PAST 5 YEARS       DIRECTOR         DIRECTOR*
----------------------------------  -----------------------  -------------     -------------
 Elizabeth Ballantine
 Director since 2004     Principal, EBA
 Member, Audit and       Associates since            109          The McClatchy
 Nominating Committee    1998.                                       Company
 1113 Basil Road,
 McLean, Virginia
 1948

 James D. Davis
 Director since 1974     Attorney. Vice
 Member, Audit and       President, Deere and        109              None
 Nominating Committee    Company, Retired.
 4940 Center Court,
 Bettendorf, Iowa
 1934
                                                     109
 Richard W. Gilbert                                              Calamos Asset
 Director since 1985                                            Management, Inc.
 Member, Audit and       President, Gilbert
 Nominating Committee    Communications, Inc.
 5040 Arbor Lane,        since 1993.
 #302, Northfield,
 Illinois.
 1940

 Mark A. Grimmett        Executive Vice              109             None
 Director since 2004     President and CFO,
 Member, Audit and       Merle Norman
 Nominating Committee    Cosmetics, Inc. since
 6310 Deerfield Avenue   2000.
 San Gabriel,
 California
 1960

                                                     109        Casey's General
 William C. Kimball                                               Stores, Inc.
 Director since 1999     Chairman and CEO,
 Member, Audit and       Medicap Pharmacies,
 Nominating Committee    Inc. Retired.
 3094 104th,
 Urbandale, Iowa
 1947

                                                      109             None
 Barbara A. Lukavsky
 Director since 1987
 Member, Audit and
 Nominating Committee    President and CEO,
 Member, Executive       Barbican Enterprises,
 Committee               Inc. since 1997.
 100 Market Street,
 #314, Des Moines,
 Iowa
 1940


  * Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

THE FOLLOWING DIRECTORS ARE CONSIDERED TO BE "INTERESTED PERSONS" AS DEFINED IN THE 1940 ACT, AS AMENDED, BECAUSE OF AN AFFILIATION WITH THE MANAGER AND

PRINCIPAL LIFE. .

                         Director, Principal
                         Management
                         Corporation and
                         Princor Financial
                         Services Corporation
                         ("Princor") since                             None
 John E. Aschenbrenner   1998. President,
 Director since 1998     Insurance and
 1949                    Financial Services,
                         Principal Life since
                         2003. Executive Vice
                         President, 2000-2003.
                         Prior thereto, Senior
                         Vice President.

                         Director and
                         President, Princor
 Ralph C. Eucher         and Principal
 Director and            Management
 President since 1999    Corporation, since                            None
 Member, Executive       1999. Senior Vice
 Committee               President, Principal
 1952                    Life, since 2002.
                         Prior thereto, Vice
                         President.

                         Chairman and
 Larry D. Zimpleman      Director, Princor and                         None
 Director and Chairman   Principal Management
 of the Board since      Corporation since
 2001                    2002. President,
 Member, Executive       Retirement and
 Committee               Investor Services,
 1951                    Principal Life since
                         2003. Executive Vice
                         President, 2001-2003.
                         Prior thereto, Senior
                         Vice President.

The Audit and Nominating Committee selects the independent auditors for the Funds and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Funds. In addition, the committee selects and nominates all candidates who are not "interested persons" of the Funds for election to the Board.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

Additional information about the Funds is available in the Prospectus and Statement of Additional Information both dated March 1, 2005. These documents may be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.

PROXY VOTING POLICIES

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent period ended June 30 may be obtained free of charge by telephoning Princor Financial Services Corporation at 1-800-247-4123 or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Funds file complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Funds' Form N-Q can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. or on the Commission's website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

ITEM 2 - CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 - AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 - SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 - PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12 - EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal International SmallCap Fund, Inc.
                     ---------------------------------------------------------



By           /s/ Ralph C. Eucher
   -----------------------------------------------------------------
   Ralph C. Eucher, President

Date         6/17/2005
    ---------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Ralph C. Eucher
   -----------------------------------------------------------------
         Ralph C. Eucher, President

Date         6/17/2005
     ---------------------



By           /s/ Jill R. Brown
   -----------------------------------------------------------------
         Jill R. Brown, Vice President and Chief Financial Officer

Date         6/17/2005
     --------------------